UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08274

MassMutual Select Funds

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082

(Address of principal executive offices) (Zip code)

Eric Wietsma

100 Bright Meadow Blvd., Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 12/31/14

Date of reporting period: 9/30/14

Item 1. Schedule of Investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 103.1%

BANK LOANS — 0.5%
Auto Manufacturers — 0.2%
Chrysler Group LLC, New Term Loan B 3.500% 5/24/17	$3,400,000	$3,370,250

Health Care – Services — 0.3%
HCA, Inc., Term Loan B5 2.904% 3/31/17	5,087,154	5,049,712

TOTAL BANK LOANS (Cost $8,503,771)		8,419,962

CORPORATE DEBT — 33.1%
Banks — 13.1%
Banco Santander Brasil SA (a) 4.250% 1/14/16	1,400,000	1,445,542
Banco Santander Chile FRN (a) 1.834% 1/19/16	1,000,000	1,010,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (a) 4.125% 11/09/22	7,800,000	7,839,000
Bank of America Corp. 2.000% 1/11/18	8,100,000	8,064,773
Bank of America Corp. 4.500% 4/01/15	10,400,000	10,602,384
Bank of America Corp. 5.650% 5/01/18	7,100,000	7,897,316
Bank of America NA FRN 0.654% 5/08/17	2,500,000	2,500,605
Bank of India (b) 6.250% 2/16/21	3,700,000	4,118,133
Bank of Nova Scotia FRN 0.544% 4/11/17	1,800,000	1,800,900
Bank of Nova Scotia (a) 1.950% 1/30/17	1,000,000	1,019,625
Barclays Bank PLC 7.625% 11/21/22	4,200,000	4,513,425
BBVA Bancomer SA (a) 4.500% 3/10/16	500,000	521,250
BBVA Bancomer SA (a) 6.500% 3/10/21	2,400,000	2,616,000
BNP Paribas SA FRN 0.547% 11/07/15	7,600,000	7,599,992
BPCE SA FRN 0.801% 11/18/16	10,300,000	10,336,730
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA FRN 0.515% 11/23/16	8,200,000	8,199,336
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA FRN 0.565% 4/28/17	3,900,000	3,897,999

	Principal Amount	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA EUR (b) (c) 6.875% 3/19/20	$2,400,000	$3,595,905
Credit Suisse FRN 0.725% 5/26/17	2,900,000	2,909,872
HBOS PLC FRN EUR (c) 0.782% 3/21/17	6,200,000	7,787,843
HBOS PLC FRN EUR (c) 0.967% 9/01/16	2,500,000	3,145,627
ICICI Bank Ltd. (a) 4.750% 11/25/16	6,400,000	6,741,152
ICICI Bank Ltd. (b) 5.500% 3/25/15	2,200,000	2,244,088
ING Bank NV FRN (a) 0.574% 1/04/16	13,000,000	13,012,948
JP Morgan Chase & Co. FRN 0.784% 4/25/18	2,700,000	2,714,240
JP Morgan Chase & Co. 1.875% 3/20/15	1,500,000	1,510,230
JP Morgan Chase & Co. 5.250% 5/01/15	9,600,000	9,859,680
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	13,081,279
KBC Bank NV VRN (b) 8.000% 1/25/23	4,000,000	4,430,000
Korea Development Bank 3.500% 8/22/17	900,000	943,829
The Royal Bank of Scotland PLC FRN 0.934% 4/11/16	2,700,000	2,697,300
The Royal Bank of Scotland PLC FRN 1.014% 10/14/16	6,300,000	6,292,125
UBS AG 7.625% 8/17/22	4,400,000	5,111,726
US Bank NA FRN 0.352% 4/22/16	1,400,000	1,400,375
Wells Fargo & Co. FRN 0.534% 6/02/17	31,600,000	31,608,090

		203,069,319

Chemicals — 0.2%
Braskem Finance Ltd. (a) 5.750% 4/15/21	2,000,000	2,046,000
Braskem Finance Ltd. (a) 7.000% 5/07/20	379,000	415,952

		2,461,952

Computers — 0.0%
Apple, Inc. 2.850% 5/06/21	700,000	701,373

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial — 11.2%
Ally Financial, Inc. FRN 2.434% 12/01/14	$3,800,000	$3,795,698
Ally Financial, Inc. 5.500% 2/15/17	2,600,000	2,704,000
BM&F Bovespa SA (a) 5.500% 7/16/20	3,300,000	3,572,250
Citigroup, Inc. FRN 0.518% 11/05/14	1,626,000	1,626,237
Citigroup, Inc. 4.750% 5/19/15	4,000,000	4,104,860
Citigroup, Inc. 6.010% 1/15/15	5,060,000	5,139,766
Federal Home Loan Mortgage Corp. 0.875% 3/07/18	100,000	98,251
Federal Home Loan Mortgage Corp. (d) 1.000% 3/08/17	800,000	801,935
Federal Home Loan Mortgage Corp. 1.000% 9/29/17	18,700,000	18,618,466
Federal Home Loan Mortgage Corp. 1.250% 8/01/19	12,900,000	12,532,200
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	20,300,000	19,652,669
Federal Home Loan Mortgage Corp. 3.750% 3/27/19	4,000,000	4,339,851
Federal National Mortgage Association 0.875% 8/28/17	1,600,000	1,589,054
Federal National Mortgage Association 0.875% 12/20/17	1,400,000	1,382,370
Federal National Mortgage Association 0.875% 2/08/18	700,000	688,795
Federal National Mortgage Association 0.875% 5/21/18	100,000	97,928
Federal National Mortgage Association (d) 1.125% 4/27/17	1,200,000	1,204,558
Federal National Mortgage Association (d) 1.250% 1/30/17	7,200,000	7,266,385
Federal National Mortgage Association 1.875% 9/18/18	300,000	303,268
Federal National Mortgage Association (d) 5.000% 5/11/17	3,800,000	4,189,856
Federal National Mortgage Association (e) 5.375% 6/12/17	8,100,000	9,019,706

	Principal Amount	Value
Ford Motor Credit Co. LLC FRN 0.684% 11/08/16	$5,400,000	$5,397,689
Ford Motor Credit Co. LLC 2.750% 5/15/15	6,000,000	6,078,306
Ford Motor Credit Co. LLC 3.875% 1/15/15	2,800,000	2,826,908
Ford Motor Credit Co. LLC 8.700% 10/01/14	300,000	300,000
The Goldman Sachs Group, Inc. FRN 0.683% 3/22/16	7,800,000	7,816,809
The Goldman Sachs Group, Inc. 3.300% 5/03/15	900,000	914,364
International Lease Finance Corp. 8.625% 9/15/15	8,900,000	9,412,640
JP Morgan Chase & Co 3.700% 1/20/15	8,500,000	8,583,920
JP Morgan Chase & Co. 6.300% 4/23/19	6,900,000	8,003,545
Macquarie Bank Ltd. (a) 6.625% 4/07/21	2,100,000	2,392,885
Morgan Stanley 4.000% 7/24/15	5,000,000	5,132,710
Morgan Stanley 6.000% 4/28/15	400,000	412,325
Navient LLC 6.250% 1/25/16	100,000	103,800
Nomura Holdings Inc 5.000% 3/04/15	2,445,000	2,484,563
SLM Corp. 8.450% 6/15/18	10,000,000	11,250,000

		173,838,567

Electric — 0.9%
Majapahit Holding BV (a) 7.750% 1/20/20	5,300,000	6,134,750
Pacific Gas & Electric Co. FRN 0.433% 5/11/15	8,600,000	8,604,541

		14,739,291

Insurance — 2.1%
American International Group, Inc. 5.050% 10/01/15	12,500,000	13,045,100
Cincinnati Financial Corp. 6.920% 5/15/28	10,927,000	13,460,294
Principal Life Global Funding II (a) 1.200% 5/19/17	6,300,000	6,250,841

		32,756,235

Iron & Steel — 0.7%
CSN Islands XI Corp. (a) 6.875% 9/21/19	1,800,000	1,894,500
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	7,000,000	7,875,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GTL Trade Finance, Inc. (a) 7.250% 10/20/17	$400,000	$448,000

		10,217,500

Machinery – Diversified — 0.8%
John Deere Capital Corp. FRN 0.362% 4/12/16	13,200,000	13,207,907

Oil & Gas — 0.8%
CNPC General Capital Ltd. FRN (a) 1.133% 5/14/17	5,000,000	5,011,500
Petrobras International Finance Co. 7.875% 3/15/19	2,300,000	2,637,134
Reliance Holdings USA, Inc. (a) 4.500% 10/19/20	4,300,000	4,498,604

		12,147,238

Retail — 0.0%
CVS Pass-Through Trust 6.943% 1/10/30	83,664	101,843

Telecommunications — 2.7%
BellSouth Corp. (Acquired 4/16/14, Cost $15,541,350) (a) (f) 4.182% 4/26/21	15,000,000	15,307,755
Sprint Communications, Inc. 9.125% 3/01/17	1,340,000	1,510,850
Telefonica Emisiones Co. SAU FRN 0.883% 6/23/17	5,800,000	5,795,261
Verizon Communications, Inc. FRN 0.632% 6/09/17	7,800,000	7,818,611
Verizon Communications, Inc. FRN 1.984% 9/14/18	7,300,000	7,689,966
Verizon Communications, Inc. 2.500% 9/15/16	900,000	923,663
Verizon Communications, Inc. 3.650% 9/14/18	2,300,000	2,423,363

		41,469,469

Transportation — 0.6%
Asciano Finance (a) 5.000% 4/07/18	1,700,000	1,831,444
DP World Sukuk Ltd. (a) 6.250% 7/02/17	7,000,000	7,675,500

		9,506,944

TOTAL CORPORATE DEBT (Cost $500,601,680)		514,217,638

MUNICIPAL OBLIGATIONS — 2.9%
Bay Area Toll Authority BAB 6.918% 4/01/40	6,300,000	8,516,277
Denver Public Schools BAB 6.220% 12/15/26	4,300,000	5,221,318
Irvine Ranch Water District BAB 6.622% 5/01/40	6,700,000	8,769,362

	Principal Amount	Value
Metropolitan Government of Nashville & Davidson County Convention Center Authority BAB 6.731% 7/01/43	$100,000	$128,320
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	11,276,800
New York State Dormitory Authority 5.051% 9/15/27	600,000	685,656
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	5,000,000	5,458,600
State of California 7.950% 3/01/36	700,000	853,853
State of California BAB 5.700% 11/01/21	3,500,000	4,119,990

		45,030,176

TOTAL MUNICIPAL OBLIGATIONS (Cost $37,818,218)		45,030,176

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.6%
Automobile ABS — 1.5%
Ally Auto Receivables Trust, Series 2014-1, Class A2 0.480% 2/15/17	14,000,000	13,992,657
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A2 0.400% 12/15/16	8,800,000	8,794,310

		22,786,967

Commercial MBS — 4.6%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.813% 2/24/51	6,291,127	6,928,229
BCRR Trust, Series 2009-1, Class 2A2 VRN (a) 5.858% 7/17/40	31,036,000	33,774,120
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3 VRN 6.173% 2/15/41	2,800,000	3,095,825
European Loan Conduit, Series 25A, Class A FRN EUR (a) (c) 0.348% 5/15/19	1,319,989	1,643,872
European Loan Conduit, Series 25X, Class A FRN EUR (b) (c) 0.348% 5/15/19	31,059	38,699
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,500,000	2,746,436

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.991% 8/15/45	$21,743,932	$23,647,700

		71,874,881

Home Equity ABS — 2.3%
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2 FRN 0.345% 5/25/37	1,933,083	1,775,321
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3 FRN 0.305% 5/25/36	2,383,301	2,212,032
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1 FRN 1.010% 8/25/34	2,800,000	2,677,155
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3 FRN 0.505% 4/25/36	860,859	847,015
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A3 FRN 0.315% 1/25/34	1,075,045	918,124
Countrywide Asset-Backed Certificates, Series 2007-9, Class 2A3 FRN 0.335% 6/25/47	6,900,000	6,302,418
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4 FRN 0.515% 10/25/35	2,458,599	2,249,543
Home Equity Asset Trust, Series 2003-4, Class M1 FRN 1.355% 10/25/33	6,129,005	5,389,597
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4 FRN 1.085% 9/25/35	2,700,000	2,447,715
Lehman XS Trust, Series 2005-4, Class 1A3 FRN 0.955% 10/25/35	1,494,290	1,387,785
Morgan Stanley Capital, Inc. Trust, Series 2007-HE2, Class A2C FRN 0.285% 1/25/37	2,972,997	1,810,596
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A2 FRN 0.325% 4/25/37	6,776,358	4,254,013
Soundview Home Loan Trust, Series 2006-3, Class A3 FRN 0.315% 11/25/36	1,770,237	1,534,091

	Principal Amount	Value
Soundview Home Loan Trust, Series 2007-NS1, Class A2 FRN 0.305% 1/25/37	$1,897,037	$1,849,472

		35,654,877

Other ABS — 0.9%
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.484% 5/21/21	3,139,068	3,101,876
Morgan Stanley Capital, Inc. Trust, Series 2006-NC5, Class A2C FRN 0.305% 10/25/36	6,400,000	4,458,177
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WWF1, Class M5 FRN 1.955% 12/25/34	1,352,078	1,091,080
Penta CLO 1 SA, Series 2007-1X, Class A1 FRN EUR (b) (c) 0.614% 6/04/24	968,307	1,211,621
RAAC Series 2007-SP1 Trust, Series 2007-SP1, Class M1 FRN 0.725% 3/25/37	4,600,000	3,741,339

		13,604,093

Student Loans ABS — 0.5%
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.254% 8/15/23	8,036,481	8,104,207

WL Collateral CMO — 3.8%
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B FRN EUR (a) (c) 1.598% 5/16/47	1,092,718	1,393,894
Banc of America Funding Ltd., Series 2012-R5, Class A (Acquired 5/08/14, Cost $5,603,648) FRN (a) (f) 0.417% 10/03/39	4,793,977	4,767,908
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.649% 9/25/36	234,983	216,860
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2 FRN 2.636% 3/25/36	34,002	32,260
Granite Master Issuer PLC, Series 2006-4, Class A7 FRN EUR (b) (c) 0.227% 12/20/54	1,282,483	1,614,982
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (c) 0.227% 12/20/54	2,511,694	3,162,879
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.414% 12/20/54	1,055,642	1,052,439

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.654% 9/25/35	$3,282,801	$3,287,058
Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A3 FRN 4.740% 7/25/36	8,259,715	7,537,462
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.675% 1/25/36	3,008,102	2,718,631
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2 FRN 2.656% 8/25/35	2,829,133	2,811,836
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.435% 12/25/35	2,710,774	2,410,697
RALI Trust, Series 2006-QA7, Class 2A1 FRN 0.340% 8/25/36	1,939,942	1,494,927
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1 6.500% 7/25/36	6,891,881	4,614,312
STARM Mortgage Loan Trust 2007-1, Series 2007-1, Class 3A1 FRN 6.005% 2/25/37	1,951,220	1,892,971
Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class A3 FRN 0.375% 9/25/47	4,300,000	3,311,430
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1 FRN (a) 0.385% 1/25/37	7,704,960	4,941,011
TBW Mortgage-Backed Trust, Series 2006-4, Class A3 FRN 0.355% 9/25/36	119,071	107,601
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 Trust, Series 2005-7, Class 4CB 7.000% 8/25/35	6,815,102	4,734,915
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1 FRN 2.610% 7/25/36	2,008,682	1,922,516
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1 FRN 2.996% 2/25/34	1,641,837	1,666,974

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	$3,096,545	$3,119,963

		58,813,526

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $196,845,661)		210,838,551

SOVEREIGN DEBT OBLIGATIONS — 13.5%
Autonomous Community of Valencia Spain EUR (c) 4.375% 7/16/15	300,000	388,014
Banco Nacional de Desenvolvimento Economico e Social (a) 3.375% 9/26/16	500,000	511,750
Italy Buoni Poliennali del Tesoro EUR (c) 1.150% 5/15/17	2,200,000	2,820,670
Italy Buoni Poliennali del Tesoro EUR (c) 2.250% 5/15/16	8,500,000	11,059,403
Italy Buoni Poliennali del Tesoro EUR (c) 3.000% 11/01/15	6,400,000	8,318,624
Italy Buoni Poliennali del Tesoro EUR (c) 3.750% 8/01/15	500,000	649,656
Italy Buoni Poliennali del Tesoro EUR (c) 3.750% 4/15/16	11,400,000	15,144,632
Italy Buoni Poliennali del Tesoro EUR (c) 3.750% 8/01/16	35,200,000	47,171,398
Italy Buoni Poliennali del Tesoro EUR (c) 4.500% 7/15/15	3,100,000	4,044,784
Italy Buoni Poliennali del Tesoro EUR (c) 4.750% 9/15/16	10,600,000	14,507,600
Italy Buoni Poliennali del Tesoro EUR (c) 4.750% 5/01/17	700,000	978,720
Italy Certificati di Credito del Tesoro EUR (c) 0.000% 12/31/15	400,000	503,088
Italy Certificati di Credito del Tesoro EUR (c) 0.000% 4/29/16	8,400,000	10,542,253
Korea Housing Finance Corp. (a) 4.125% 12/15/15	400,000	414,182

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mexican Bonos MXN (c) 9.500% 12/18/14	$27,000,000	$2,038,561
Province of Ontario Canada 1.000% 7/22/16	100,000	100,483
Province of Ontario Canada 1.600% 9/21/16	2,100,000	2,133,195
Province of Ontario Canada 1.650% 9/27/19	1,800,000	1,761,107
Province of Ontario Canada 3.000% 7/16/18	400,000	419,011
Province of Ontario Canada CAD (c) 3.150% 6/02/22	600,000	552,748
Province of Ontario Canada CAD (c) 4.000% 6/02/21	7,900,000	7,708,205
Province of Ontario Canada CAD (c) 4.200% 6/02/20	3,100,000	3,052,861
Province of Ontario Canada CAD (c) 4.400% 6/02/19	900,000	887,906
Province of Ontario Canada 4.400% 4/14/20	1,000,000	1,108,240
Province of Ontario Canada CAD (c) 5.500% 6/02/18	300,000	303,115
Province of Quebec Canada 3.500% 7/29/20	1,400,000	1,490,720
Province of Quebec Canada CAD (c) 3.500% 12/01/22	1,400,000	1,313,146
Province of Quebec Canada CAD (c) 4.250% 12/01/21	5,200,000	5,140,337
Spain Government Bond EUR (c) 2.100% 4/30/17	11,600,000	15,264,311
Spain Government Bond EUR (c) 3.150% 1/31/16	1,100,000	1,442,429
Spain Government Bond EUR (c) 3.300% 7/30/16	23,100,000	30,760,748
Spain Government Bond EUR (c) 3.750% 10/31/15	6,600,000	8,648,821
Spain Government Bond EUR (c) 4.250% 10/31/16	1,600,000	2,183,744
Spain Government Bond EUR (c) 5.500% 7/30/17	4,100,000	5,902,410

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $228,051,607)		209,266,872

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 28.7%
Pass-Through Securities — 28.7%
Federal Home Loan Mortgage Corp. Pool #A95282 4.500% 12/01/40	186,510	201,496
Federal Home Loan Mortgage Corp. TBA
Pool #E5548 4.500% 8/01/39 (g)	1,000,000	1,078,516

	Principal Amount	Value
Pool #8678 4.500% 8/01/39 (g)	$1,000,000	$1,075,898
Federal National Mortgage Association
Pool #AM0359 2.310% 8/01/22	2,200,000	2,121,157
Pool #470529 2.475% 4/01/19	2,779,775	2,830,806
Pool #AM0414 2.870% 9/01/27	1,500,000	1,413,566
Pool #AB1826 3.000% 11/01/20	1,380,454	1,436,966
Pool #MA0605 3.000% 12/01/20	1,624,139	1,690,627
Pool #MA0658 3.000% 2/01/21	92,668	96,461
Pool #AL0579 3.000% 8/01/21	354,421	368,930
Pool #MA0865 3.000% 10/01/21	55,103	57,359
Pool #AK0282 3.000% 12/01/21	284,586	296,236
Pool #MA0921 3.000% 12/01/21	666,520	693,805
Pool #AB4551 3.000% 3/01/22	630,319	656,123
Pool #MA1014 3.000% 3/01/22	455,461	474,106
Pool #MA1030 3.000% 4/01/22	423,960	441,316
Pool #AB5079 3.000% 5/01/22	1,405,945	1,463,501
Pool #AB1768 3.000% 11/01/25	15,693	16,223
Pool #AB7164 3.000% 12/01/27	491,948	507,629
Pool #AL3794 3.000% 6/01/28	23,102,078	23,852,895
Pool #AB9656 3.000% 6/01/28	486,800	502,317
Pool #AS0297 3.000% 8/01/28	276,683	285,416
Pool #AU7874 3.000% 9/01/28	2,579,984	2,661,415
Pool #AU7545 3.000% 10/01/28	50,100	51,806
Pool #AS0903 3.000% 11/01/28	381,131	393,101
Pool #AW0939 3.000% 4/01/29	2,525,566	2,604,490
Pool #AW4963 3.000% 5/01/29	1,559,535	1,608,270
Pool #AW4680 3.000% 5/01/29	1,967,681	2,028,864

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AW5271 3.000% 5/01/29	$444,273	$458,156
Pool #AW4179 3.000% 5/01/29	1,949,488	2,010,409
Pool #AW3736 3.000% 5/01/29	2,868,546	2,958,188
Pool #AW4393 3.000% 5/01/29	177,017	182,521
Pool #AW3482 3.000% 5/01/29	1,973,448	2,034,810
Pool #AW3473 3.000% 5/01/29	2,959,997	3,052,035
Pool #AW1252 3.000% 5/01/29	26,455,431	27,282,163
Pool #AW0001 3.000% 5/01/29	7,890,145	8,135,479
Pool #AV8793 3.000% 5/01/29	45,825	47,249
Pool #AS2543 3.000% 5/01/29	553,174	570,460
Pool #AS2541 3.000% 5/01/29	979,822	1,010,288
Pool #AW4990 3.000% 6/01/29	3,801,748	3,919,959
Pool #MA1932 3.000% 6/01/29	2,265,022	2,335,450
Pool #AW6896 3.000% 6/01/29	2,590,637	2,671,189
Pool #AW6434 3.000% 6/01/29	16,937,994	17,464,660
Pool #AW4568 3.000% 6/01/29	492,692	509,013
Pool #AW5343 3.000% 6/01/29	3,340,849	3,445,251
Pool #AW2093 3.000% 6/01/29	1,968,192	2,029,390
Pool #AU9710 3.000% 6/01/29	473,037	487,819
Pool #AU5587 3.000% 6/01/29	748,620	771,898
Pool #AW6462 3.000% 7/01/29	991,933	1,022,776
Pool #AW5662 3.000% 7/01/29	2,393,197	2,467,236
Pool #AW2591 3.000% 7/01/29	31,749	32,736
Pool #AW4036 3.000% 7/01/29	601,922	620,638
Pool #AW2491 3.000% 7/01/29	2,876,986	2,966,443
Pool #930587 4.000% 2/01/24	49,210	52,413
Pool #992772 4.000% 3/01/24	63,010	67,170

	Principal Amount	Value
Pool #AA2191 4.000% 3/01/24	$3,757	$4,002
Pool #AA2380 4.000% 3/01/24	21,690	23,122
Pool #AA3048 4.000% 3/01/24	41,231	43,914
Pool #AA4527 4.000% 3/01/24	47,478	50,568
Pool #AA5023 4.000% 3/01/24	58,441	62,244
Pool #930848 4.000% 4/01/24	3,147,977	3,352,841
Pool #934835 4.000% 4/01/24	10,904	11,613
Pool #935207 4.000% 4/01/24	45,027	47,999
Pool #994720 4.000% 4/01/24	52,607	56,031
Pool #AA3174 4.000% 4/01/24	748,778	797,507
Pool #AA4004 4.000% 4/01/24	18,233	19,437
Pool #AA4340 4.000% 4/01/24	2,774,301	2,957,449
Pool #AA5292 4.000% 4/01/24	50,550	53,887
Pool #AA4617 4.000% 4/01/24	19,690	20,990
Pool #AA5022 4.000% 4/01/24	3,164	3,370
Pool #AA5105 4.000% 4/01/24	2,247	2,393
Pool #AA5196 4.000% 4/01/24	631,843	673,554
Pool #AA5712 4.000% 4/01/24	20,211	21,545
Pool #AA5465 4.000% 5/01/24	48,527	51,685
Pool #AA6326 4.000% 5/01/24	15,342	16,312
Pool #993382 4.000% 6/01/24	1,172,592	1,248,902
Pool #AC4097 4.000% 8/01/24	58,133	62,152
Pool #AD3975 4.000% 6/01/25	75,279	80,483
Pool #AD9130 4.000% 8/01/25	71,889	76,680
Pool #AI2022 4.000% 4/01/26	300,327	320,059
Pool #AE4338 4.000% 9/01/30	85,182	90,796
Pool #MA0534 4.000% 10/01/30	283,574	302,262

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #889907 4.500% 10/01/20	$116,807	$124,177
Pool #AA6704 4.500% 3/01/23	92,512	97,906
Pool #995282 4.500% 4/01/23	50,127	53,620
Pool #983629 4.500% 5/01/23	5,812	6,217
Pool #257277 4.500% 7/01/23	12,746	13,634
Pool #255217 4.500% 4/01/24	150,373	163,478
Pool #931412 4.500% 6/01/24	192,507	206,163
Pool #AA7525 4.500% 6/01/24	414,752	444,174
Pool #932561 4.500% 2/01/25	146,038	156,398
Pool #AD3832 4.500% 4/01/25	820,164	878,857
Pool #AD7877 4.500% 6/01/25	298,331	319,680
Pool #AE0791 4.500% 12/01/25	177,858	190,586
Pool #930997 4.500% 4/01/29	4,557,424	4,954,596
Pool #MA0096 4.500% 6/01/29	115,797	125,889
Pool #AB1129 4.500% 6/01/30	106,520	115,803
Pool #AD6404 4.500% 6/01/30	29,443	32,009
Pool #812104 4.500% 2/01/35	57,172	61,994
Pool #815715 4.500% 4/01/35	44,266	47,972
Pool #832199 4.500% 7/01/35	83,471	90,406
Pool #829583 4.500% 7/01/35	2,043	2,214
Pool #745044 4.500% 8/01/35	40,905	44,330
Pool #835760 4.500% 9/01/35	1,125,336	1,218,835
Pool #AA1258 4.500% 10/01/35	671,680	727,906
Pool #745147 4.500% 12/01/35	138,563	150,076
Pool #AA4986 4.500% 3/01/39	375,148	409,482
Pool #AA7407 4.500% 6/01/39	294,213	318,382
Pool #931778 4.500% 8/01/39	17,932	19,453

	Principal Amount	Value
Pool #AC2749 4.500% 8/01/39	$19,256	$20,889
Pool #AC8913 4.500% 1/01/40	30,364	32,821
Pool #932473 4.500% 2/01/40	80,145	86,628
Pool #AD1654 4.500% 3/01/40	751,212	819,143
Pool #AE2100 4.500% 8/01/40	317,222	342,884
Pool #AE3204 4.500% 10/01/40	298,280	322,410
Pool #AE7731 4.500% 11/01/40	544,117	588,135
Pool #AE8864 4.500% 11/01/40	403,122	435,734
Pool #AH2396 4.500% 1/01/41	64,163	69,594
Pool #AH4232 4.500% 3/01/41	482,553	521,591
Pool #AH9873 4.500% 4/01/41	797,977	862,532
Pool #AI0290 4.500% 5/01/41	147,743	159,649
Pool #AE4559 4.500% 6/01/41	39,844	43,054
Pool #AE5634 4.500% 6/01/41	14,295	15,447
Pool #AI0756 4.500% 6/01/41	580,496	627,276
Pool #AI5094 4.500% 8/01/41	1,655,998	1,789,448
Pool #MA1111 4.500% 7/01/42	23,293	25,148
Pool #MA1159 4.500% 8/01/42	603,660	651,741
Pool #256713 5.000% 5/01/27	218,560	241,107
Pool #257101 5.000% 2/01/28	50,910	56,162
Pool #257163 5.000% 4/01/28	57,726	63,681
Pool #808338 5.000% 8/01/33	45,678	50,648
Pool #730728 5.000% 8/01/33	375,629	416,494
Pool #833215 5.000% 9/01/35	1,981,262	2,191,849
Pool #AA0974 5.000% 2/01/37	20,533	22,703
Pool #991101 5.000% 12/01/38	30,577	33,960
Pool #AD7136 5.000% 7/01/40	169,000	186,673

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AE5002 5.000% 11/01/40	$76,031	$84,575
Pool #AB2350 5.000% 2/01/41	173,200	191,338
Pool #AL0933 5.000% 10/01/41	230,773	254,941
Pool #AJ6307 5.000% 12/01/41	172,321	190,422
Pool #AQ1351 5.000% 11/01/42	257,896	287,645
Pool #256714 5.500% 5/01/27	71,599	79,680
Pool #257204 5.500% 5/01/28	42,588	47,490
Pool #257239 5.500% 6/01/28	55,955	62,400
Pool #257325 5.500% 8/01/28	180,476	201,294
Pool #AD0836 5.500% 11/01/28	220,294	245,376
Pool #257499 5.500% 12/01/28	1,032,094	1,151,793
Pool #257537 5.500% 1/01/29	53,739	59,972
Pool #AD0912 5.500% 4/01/29	741,625	826,252
Pool #730155 5.500% 8/01/33	157,233	176,254
Pool #555876 5.500% 10/01/33	4,323	4,846
Pool #736576 5.500% 10/01/33	2,019	2,263
Pool #755913 5.500% 11/01/33	4,390	4,921
Pool #737880 5.500% 12/01/33	2,184	2,448
Pool #782202 5.500% 12/01/33	381,777	427,894
Pool #255028 5.500% 1/01/34	12,287	13,773
Pool #725383 5.500% 1/01/34	320,480	359,250
Pool #725206 5.500% 2/01/34	149,325	167,390
Pool #773025 5.500% 3/01/34	30,620	34,325
Pool #780921 5.500% 6/01/34	150,830	169,077
Pool #735141 5.500% 1/01/35	157,975	176,988
Pool #735358 5.500% 2/01/35	85,068	95,306

	Principal Amount	Value
Pool #799075 5.500% 3/01/35	$347,902	$389,991
Pool #827962 5.500% 4/01/35	8,772	9,822
Pool #835319 5.500% 11/01/35	608,862	681,759
Pool #190367 5.500% 1/01/36	291,022	325,683
Pool #845341 5.500% 1/01/36	3,381	3,781
Pool #850314 5.500% 1/01/36	16,898	18,894
Pool #850439 5.500% 2/01/36	20,259	22,672
Pool #745418 5.500% 4/01/36	40,488	45,272
Pool #831483 5.500% 5/01/36	65,911	73,699
Pool #891588 5.500% 5/01/36	2,183	2,441
Pool #885272 5.500% 6/01/36	97,407	108,826
Pool #887653 5.500% 7/01/36	2,193	2,450
Pool #995112 5.500% 7/01/36	22,696	25,428
Pool #887673 5.500% 8/01/36	988	1,104
Pool #AD2612 5.500% 11/01/36	39,931	44,686
Pool #903778 5.500% 11/01/36	61,563	68,722
Pool #258903 5.500% 12/01/36	62,547	69,820
Pool #888572 5.500% 12/01/36	276,304	308,436
Pool #888538 5.500% 1/01/37	94,352	105,502
Pool #889584 5.500% 1/01/37	38,674	43,305
Pool #888129 5.500% 2/01/37	1,578,360	1,756,480
Pool #888816 5.500% 3/01/37	1,647,371	1,842,031
Pool #918527 5.500% 4/01/37	192,056	214,270
Pool #190379 5.500% 5/01/37	10,422,141	11,634,122
Pool #AE0188 5.500% 8/01/37	157,259	176,087
Pool #AD0490 5.500% 8/01/37	79,939	89,460

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #984277 5.500% 6/01/38	$323,763	$361,211
Pool #995018 5.500% 6/01/38	7,670,835	8,536,501
Pool #929826 5.500% 8/01/38	31,381	35,021
Pool #AD0963 5.500% 9/01/38	300,788	335,485
Pool #889982 5.500% 11/01/38	3,251,568	3,627,150
Pool #AA3642 5.500% 4/01/39	38,404	43,116
Pool #AC2754 5.500% 8/01/39	531,075	591,672
Pool #190399 5.500% 11/01/39	739,824	824,702
Pool #AC6150 5.500% 11/01/39	1,572,060	1,751,434
Pool #932511 5.500% 2/01/40	212,745	237,286
Pool #357829 6.000% 6/01/35	539,287	608,720
Pool #896019 6.000% 8/01/36	9,451	10,668
Pool #AE0394 6.000% 1/01/39	15,173	17,127
Pool #AL0013 6.000% 4/01/40	987,429	1,114,561
Pool #AL0152 6.000% 6/01/40	457,372	516,258
Pool #AL3365 6.000% 5/01/41	3,583,982	4,045,420
Federal National Mortgage Association TBA
Pool #6268 3.500% 9/01/26 (g)	98,000,000	103,007,192
Pool #18388 4.000% 2/01/42 (g)	5,000,000	5,269,140
Pool #21133 4.500% 3/01/40 (g)	34,100,000	36,793,368
Pool #21133 4.500% 3/01/40 (g)	24,000,000	25,830,000
Pool #29322 5.000% 4/01/37 (g)	27,000,000	29,734,806
Pool #29322 5.000% 4/01/37 (g)	4,000,000	4,414,375
Pool #21695 5.000% 4/01/37 (g)	12,000,000	13,263,281
Pool #43611 5.500% 11/01/34 (g)	4,000,000	4,455,625
Government National Mortgage Association
Pool #670848 5.000% 1/15/38	11,766	12,976

	Principal Amount	Value
Pool #676882 5.000% 3/15/38	$546,625	$602,803
Pool #782487 5.000% 12/15/38	700,774	776,518
Pool #701354 5.000% 2/15/39	342,196	377,150
Pool #716783 5.000% 4/15/39	2,456,191	2,705,552
Pool #782632 5.000% 4/15/39	59,008	65,442
Pool #721292 5.000% 6/15/40	11,231	12,520
Pool #743991 5.000% 11/15/40	87,607	98,342
Pool #760376 5.000% 9/15/41	71,306	78,969
Pool #760389 5.000% 10/15/41	980,004	1,079,191

		446,234,767

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $444,771,935)		446,234,767

U.S. TREASURY OBLIGATIONS — 10.8%
U.S. Treasury Bonds & Notes — 10.8%
U.S. Treasury Bond 3.125% 8/15/44	23,900,000	23,509,290
U.S. Treasury Inflation Index 0.125% 1/15/22	4,210,640	4,113,926
U.S. Treasury Inflation Index 0.125% 1/15/23	3,199,789	3,095,796
U.S. Treasury Inflation Index 0.375% 7/15/23	1,945,182	1,924,059
U.S. Treasury Inflation Index (d) 0.625% 7/15/21	105,710	107,841
U.S. Treasury Inflation Index (d) 1.125% 1/15/21	435,656	456,962
U.S. Treasury Inflation Index (d) 1.250% 7/15/20	1,638,720	1,739,860
U.S. Treasury Inflation Index 1.750% 1/15/28	20,129,679	22,405,279
U.S. Treasury Inflation Index 2.000% 1/15/26	9,483,160	10,793,761
U.S. Treasury Inflation Index 2.375% 1/15/25	9,732,492	11,399,181
U.S. Treasury Inflation Index (d) 2.375% 1/15/27	71,358,372	84,459,341
U.S. Treasury Inflation Index 2.500% 1/15/29	776,790	948,109

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 0.625% 8/31/17	$2,300,000	$2,269,296

		167,222,701

TOTAL U.S. TREASURY OBLIGATIONS (Cost $178,446,694)		167,222,701

TOTAL BONDS & NOTES (Cost $1,595,039,566)		1,601,230,667

TOTAL LONG-TERM INVESTMENTS (Cost $1,595,039,566)		1,601,230,667

SHORT-TERM INVESTMENTS — 10.8%
Commercial Paper — 4.3%
ConAgra Foods, Inc., 0.480%, due 10/16/14 (a)	7,800,000	7,798,440
COX Enterprises, Inc., 0.250%, due 10/03/14 (a)	3,600,000	3,599,950
COX Enterprises, Inc., 0.250%, due 10/07/14 (a)	11,900,000	11,899,504
COX Enterprises, Inc., 0.270%, due 10/14/14 (a)	300,000	299,971
Credit Suisse New York, 0.465%, due 3/17/15	1,000,000	1,000,000
ENI Finance USA, Inc., 0.570%, due 5/15/15 (a)	13,400,000	13,352,050
Ford Motor Credit Co. LLC, 0.620%, due 1/06/15 (a)	1,000,000	998,330
Ford Motor Credit Co. LLC, 0.630%, due 2/02/15 (a)	4,400,000	4,390,452
Glencore Funding LLC, 0.370%, due 10/20/14 (a)	1,500,000	1,499,707
Glencore Funding LLC, 0.650%, due 10/16/14 (a)	14,300,000	14,296,127
NiSource Finance Corp., 0.620%, due 10/14/14 (a)	8,300,000	8,298,142

		67,432,673

Repurchase Agreements — 4.4%
HSBC Bank PLC Repurchase Agreement, dated 9/30/14, 0.060%, due 10/01/14 (h)	52,800,000	52,800,000
HSBC Bank PLC Repurchase Agreement, dated 9/30/14, 0.060%, due 10/02/14 (i)	12,400,000	12,400,000

	Principal Amount	Value
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (j)	$2,603,534	$2,603,534

		67,803,534

Sovereign Debt Obligations — 2.1%
Mexico Cetes MXN (c) 0.010% 12/11/14	16,540,000	1,224,569
Mexico Cetes MXN (c) 0.010% 12/24/14	416,000,000	30,767,519
Mexico Cetes MXN (c) 0.010% 1/22/15	7,400,000	545,981

		32,538,069

TOTAL SHORT-TERM INVESTMENTS (Cost $168,661,721)		167,774,276

TOTAL INVESTMENTS — 113.9% (Cost $1,763,701,287) (k)		1,769,004,943

Other Assets/(Liabilities) — (13.9)%		(215,813,788)

NET ASSETS — 100.0%		$1,553,191,155

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $247,346,920 or 15.93% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2014, these securities amounted to a value of $25,128,428 or 1.62% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	Restricted security. Certain securities are restricted as to resale. At September 30, 2014, these securities amounted to a value of $20,075,663 or 1.29% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Maturity value of $52,800,000. Collateralized by U.S. Treasury Notes with rates ranging from of 1.625% – 2.000%, maturity dates ranging from 5/31/21 – 8/15/22, and an aggregate market value, including accrued interest, of $54,354,066.
(i)	Maturity value of $12,400,145. Collateralized by U.S. Treasury Notes with a rate of 1.000%, maturity date of 5/31/18, and an aggregate market value, including accrued interest, of $12,756,316.
(j)	Maturity value of $2,603,535. Collateralized by U.S. Government Agency obligations with a rate of 3.246%, maturity dates of 5/01/41, and an aggregate market value, including accrued interest, of $2,657,997.
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

PREFERRED STOCK — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
Citigroup Capital XIII VRN 7.875%	6,050	$162,866

TOTAL PREFERRED STOCK (Cost $162,660)		162,866

TOTAL EQUITIES (Cost $162,660)		162,866

	Principal Amount
BONDS & NOTES — 99.1%

BANK LOANS — 3.0%
Airlines — 0.2%
American Airlines, Inc., Exit Term Loan 3.750% 6/27/19	$493,750	484,616

Apparel — 0.1%
Gymboree Corp., Initial Term Loan 5.000% 2/23/18	400,000	264,728

Coal — 0.1%
Peabody Energy, Corp., Term Loan B 4.250% 9/24/20	277,200	270,040

Electric — 0.3%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan 4.250% 6/19/16	630,000	626,459

Foods — 0.4%
Supervalu, Inc., Refi Term Loan B 4.500% 3/21/19	351,353	344,523
Wendy’s International, Inc., New Term Loan B 3.250% 5/15/19	493,750	490,457

		834,980

Machinery – Diversified — 0.1%
Gardner Denver, Inc., USD Term Loan 4.250% 7/30/20	138,600	135,720

Media — 0.3%
Charter Communications Operating LLC, Term Loan G 3.000% 9/12/21	500,000	498,180

Mining — 0.1%
FMG Resources (August 2006) Pty. Ltd., New Term Loans B 3.750% 6/30/19	147,877	144,619

	Principal Amount	Value
Retail — 0.2%
1011778 B.C. Unlimited Liability Co., 2014 Term Loan B 0.000% 9/24/21	$180,000	$178,600
Michaels Stores, Inc., Term Loan 3.750% 1/28/20	128,375	125,780

		304,380

Software — 0.4%
First Data Corp., Extended 2021 Term Loan 4.155% 3/24/21	100,000	98,500
Kronos, Inc., Initial Incremental Term Loan 4.500% 10/30/19	493,147	489,295
SunGard Data Systems, Inc., Term Loan E 4.000% 3/08/20	87,388	86,317

		674,112

Specialty Stores — 0.2%
Party City Holdings, Inc., Term Loan 4.000% 7/27/19	395,005	387,741

Telecommunications — 0.6%
Telesat Canada, USD Term Loan B2 3.500% 3/28/19	740,602	727,026
Virgin Media Bristol LLC, USD Term Loan B 3.500% 6/07/20	400,000	389,092

		1,116,118

TOTAL BANK LOANS (Cost $5,722,840)		5,741,693

CORPORATE DEBT — 33.9%
Advertising — 0.0%
WPP Finance 2010 5.125% 9/07/42	60,000	61,356

Aerospace & Defense — 0.2%
The Boeing Co. 4.875% 2/15/20	10,000	11,271
The Boeing Co. 6.000% 3/15/19	130,000	151,012
The Goldman Sachs Group, Inc. 2.375% 1/22/18	70,000	70,726
Raytheon Co. 3.125% 10/15/20	120,000	123,080
United Technologies Corp. 4.500% 6/01/42	100,000	104,638

		460,727

Agriculture — 1.0%
Altria Group, Inc. 2.850% 8/09/22	210,000	201,145

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Altria Group, Inc. 4.750% 5/05/21	$290,000	$315,915
Altria Group, Inc. 5.375% 1/31/44	110,000	117,200
Altria Group, Inc. 9.250% 8/06/19	180,000	234,325
Altria Group, Inc. 9.950% 11/10/38	30,000	49,604
Altria Group, Inc. 10.200% 2/06/39	30,000	50,549
Lorillard Tobacco Co. 3.750% 5/20/23	230,000	226,196
Lorillard Tobacco Co. 8.125% 6/23/19	10,000	12,233
Philip Morris International, Inc. 2.500% 8/22/22	80,000	76,404
Philip Morris International, Inc. 2.900% 11/15/21	240,000	239,953
Philip Morris International, Inc. 4.500% 3/20/42	80,000	80,324
Reynolds American, Inc. 3.250% 11/01/22	90,000	86,840
Reynolds American, Inc. 6.750% 6/15/17	175,000	197,507

		1,888,195

Airlines — 0.2%
Delta Air Lines, Inc., Series 2007-1 Class A 6.821% 2/10/24	220,164	256,491
United Air Lines, Inc. 9.750% 7/15/18	113,323	128,055

		384,546

Auto Manufacturers — 0.4%
Daimler Finance NA LLC (a) 2.625% 9/15/16	260,000	267,611
Ford Motor Co. 4.750% 1/15/43	360,000	360,301
General Motors Co. 6.250% 10/02/43	30,000	35,100

		663,012

Banks — 6.5%
Bank of America Corp. 2.600% 1/15/19	180,000	179,649
Bank of America Corp. 3.300% 1/11/23	90,000	87,779
Bank of America Corp. 3.875% 3/22/17	70,000	73,695
Bank of America Corp. 4.000% 4/01/24	270,000	272,814
Bank of America Corp. 4.125% 1/22/24	290,000	295,541

	Principal Amount	Value
Bank of America Corp. 4.200% 8/26/24	$240,000	$237,925
Bank of America Corp. 4.500% 4/01/15	10,000	10,195
Bank of America Corp. 4.875% 4/01/44	220,000	228,111
Bank of America Corp. 5.000% 5/13/21	220,000	241,595
Bank of America Corp. 5.000% 1/21/44	390,000	411,426
Bank of America Corp. 5.625% 7/01/20	210,000	237,130
Bank of America Corp. 5.650% 5/01/18	90,000	100,107
Bank of America Corp. 5.750% 12/01/17	30,000	33,381
Bank of America Corp. VRN 6.250% 9/29/49	290,000	288,097
Bank of America Corp. 7.625% 6/01/19	40,000	48,322
The Bank of Tokyo-Mitsubishi UFJ Ltd (a) 3.850% 1/22/15	110,000	111,173
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	144,503
BBVA US Senior SAU 4.664% 10/09/15	260,000	269,825
BNP Paribas SA 2.375% 9/14/17	130,000	132,234
CIT Group, Inc. 5.000% 8/01/23	150,000	148,875
Citigroup, Inc. 3.875% 10/25/23	60,000	60,927
Citigroup, Inc. VRN 6.300% 12/29/49	150,000	148,140
Citigroup, Inc. 6.625% 6/15/32	20,000	24,172
Commonwealth Bank of Australia (a) 3.750% 10/15/14	200,000	200,242
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	78,130
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625% 12/01/23	250,000	259,003
Credit Agricole SA VRN (a) 8.375% 10/29/49	480,000	555,600
Goldman Sachs Group, Inc. 3.850% 7/08/24	90,000	89,469
ING Bank NV (a) 5.800% 9/25/23	210,000	231,318
Intesa Sanpaolo SPA (a) 3.625% 8/12/15	140,000	143,034
Intesa Sanpaolo SpA (a) 5.017% 6/26/24	450,000	438,451

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase & Co. 3.375% 5/01/23	$140,000	$134,111
JPMorgan Chase & Co. 3.625% 5/13/24	720,000	715,197
M&T Bank Corp. 6.875% 12/29/49	440,000	448,060
Nordea Bank AB (a) 4.875% 5/13/21	390,000	418,778
Rabobank Nederland VRN (a) 11.000% 12/29/49	210,000	277,725
Royal Bank of Scotland Group PLC 2.550% 9/18/15	50,000	50,741
Royal Bank of Scotland Group PLC 6.000% 12/19/23	240,000	251,601
Royal Bank of Scotland Group PLC 6.100% 6/10/23	210,000	221,738
Royal Bank of Scotland Group PLC 6.125% 12/15/22	110,000	116,428
Royal Bank of Scotland Group PLC VRN 7.640% 12/31/49	110,000	116,325
Royal Bank of Scotland Group PLC VRN 7.648% 12/31/49	30,000	35,100
Royal Bank of Scotland NV 4.650% 6/04/18	70,000	72,216
Santander US Debt SA Unipersonal (a) 3.724% 1/20/15	100,000	100,855
Standard Chartered PLC (a) 5.700% 3/26/44	270,000	285,331
State Street Corp. 4.956% 3/15/18	310,000	337,371
Sumitomo Mitsui Banking Corp. (a) 3.100% 1/14/16	200,000	205,625
UBS AG 3.875% 1/15/15	310,000	313,235
Wachovia Bank NA 6.000% 11/15/17	250,000	282,055
Wachovia Capital Trust III VRN 5.570% 3/29/49	310,000	300,312
Wells Fargo & Co. 1.500% 1/16/18	110,000	109,362
Wells Fargo & Co. 3.450% 2/13/23	120,000	117,917
Wells Fargo & Co. STEP 3.676% 6/15/16	170,000	177,731
Wells Fargo & Co. 4.480% 1/16/24	1,191,000	1,255,931
Wells Fargo & Co. 4.600% 4/01/21	40,000	43,806
Wells Fargo & Co. 5.375% 11/02/43	110,000	120,145

		12,288,559

	Principal Amount	Value
Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	$240,000	$226,786
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	111,634
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	293,329
Diageo Capital PLC 4.828% 7/15/20	300,000	333,486
Diageo Investment Corp. 2.875% 5/11/22	150,000	147,049
Heineken NV (a) 1.400% 10/01/17	80,000	79,479
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	30,143
PepsiCo, Inc. 0.700% 8/13/15	280,000	280,942
PepsiCo, Inc. 4.000% 3/05/42	50,000	47,487
Pernod Ricard SA (a) 2.950% 1/15/17	180,000	185,560
Pernod Ricard SA (a) 4.450% 1/15/22	250,000	264,189

		2,000,084

Biotechnology — 0.2%
Amgen, Inc. 3.625% 5/22/24	90,000	89,182
Celgene Corp. 3.625% 5/15/24	40,000	39,574
Gilead Sciences, Inc. 3.700% 4/01/24	210,000	214,502

		343,258

Chemicals — 0.1%
Eagle Spinco, Inc. 4.625% 2/15/21	40,000	38,400
Ecolab, Inc. 4.350% 12/08/21	50,000	54,169
Hexion US Finance Corp. 6.625% 4/15/20	100,000	100,500
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	55,621

		248,690

Coal — 0.1%
Arch Coal, Inc. 7.000% 6/15/19	170,000	90,525
CONSOL Energy, Inc. 6.375% 3/01/21	110,000	111,650

		202,175

Commercial Services — 0.0%
Catholic Health Initiatives 4.350% 11/01/42	20,000	19,520

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial — 5.4%
AerCap Ireland Capital Ltd. (a) 3.750% 5/15/19	$150,000	$145,500
Ally Financial, Inc. 3.500% 1/27/19	80,000	77,800
Ally Financial, Inc. 7.500% 9/15/20	370,000	426,425
American Express Co. VRN 6.800% 9/01/66	180,000	192,150
American Honda Finance Corp. (a) 1.000% 8/11/15	260,000	261,374
Boeing Capital Corp. 4.700% 10/27/19	150,000	167,155
Citigroup, Inc. 3.500% 5/15/23	140,000	134,217
Citigroup, Inc. 3.953% 6/15/16	240,000	252,069
Citigroup, Inc. VRN 5.350% 12/31/49	100,000	93,500
Citigroup, Inc. 5.500% 10/15/14	36,000	36,067
Citigroup, Inc. 5.500% 9/13/25	170,000	185,132
Citigroup, Inc. VRN 5.900% 12/29/49	60,000	58,350
Citigroup, Inc. VRN 5.950% 12/31/49	100,000	99,969
Citigroup, Inc. 6.000% 8/15/17	30,000	33,599
Citigroup, Inc. 6.010% 1/15/15	196,000	199,090
Countrywide Financial Corp. 6.250% 5/15/16	360,000	388,033
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,294,924
Ford Motor Credit Co. LLC 8.125% 1/15/20	520,000	649,916
General Electric Capital Corp. 1.625% 7/02/15	100,000	100,951
General Electric Capital Corp. 4.375% 9/16/20	10,000	10,932
General Electric Capital Corp. 4.650% 10/17/21	170,000	187,250
General Electric Capital Corp. 5.875% 1/14/38	300,000	361,850
General Electric Capital Corp. VRN 6.375% 11/15/67	790,000	855,175
General Electric Capital Corp. 6.875% 1/10/39	280,000	376,848
General Motors Financial Co., Inc. 2.750% 5/15/16	50,000	50,375
General Motors Financial Co., Inc. 3.250% 5/15/18	40,000	40,200

	Principal Amount	Value
General Motors Financial Co., Inc. 4.250% 5/15/23	$40,000	$40,150
General Motors Financial Co., Inc. 4.375% 9/25/21	80,000	81,800
The Goldman Sachs Group, Inc. 4.000% 3/03/24	100,000	100,718
The Goldman Sachs Group, Inc. 5.250% 7/27/21	100,000	110,860
The Goldman Sachs Group, Inc. 5.375% 3/15/20	90,000	100,203
The Goldman Sachs Group, Inc. 6.000% 6/15/20	290,000	333,161
The Goldman Sachs Group, Inc. 6.250% 2/01/41	470,000	569,275
The Goldman Sachs Group, Inc. 6.750% 10/01/37	60,000	71,627
HSBC Finance Corp. 6.676% 1/15/21	260,000	304,793
Hyundai Capital America (a) 2.125% 10/02/17	70,000	70,848
International Lease Finance Corp. (a) 6.750% 9/01/16	680,000	732,700
John Deere Capital Corp. 1.700% 1/15/20	40,000	38,709
John Deere Capital Corp. 2.250% 4/17/19	100,000	100,811
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	42,756
JP Morgan Chase & Co. 5.150% 10/01/15	310,000	323,338
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	126,874
Morgan Stanley 4.750% 3/22/17	40,000	42,984
Toyota Motor Credit Corp. 1.250% 10/05/17	290,000	288,183

		10,158,641

Electric — 1.2%
AES Corp. 4.875% 5/15/23	230,000	218,500
AES Corp. 5.500% 3/15/24	10,000	9,725
AES Corp. 7.375% 7/01/21	20,000	22,400
Exelon Corp. 5.625% 6/15/35	290,000	325,888
FirstEnergy Corp. 2.750% 3/15/18	70,000	70,279
FirstEnergy Corp. 4.250% 3/15/23	310,000	308,194
FirstEnergy Corp. Series C 7.375% 11/15/31	630,000	744,777

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Midamerican Energy Holdings Co, Series A 6.500% 9/15/37	$40,000	$51,721
Pacific Gas & Electric Co. 5.800% 3/01/37	110,000	132,078
Pacific Gas & Electric Co. 6.050% 3/01/34	180,000	221,870
Pacific Gas & Electric Co. 8.250% 10/15/18	50,000	61,465

		2,166,897

Electronics — 0.1%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	90,000	92,686
Thermo Fisher Scientific, Inc. 5.300% 2/01/44	20,000	21,952

		114,638

Engineering & Construction — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	20,455

Environmental Controls — 0.1%
Waste Management, Inc. 3.500% 5/15/24	90,000	89,722
Waste Management, Inc. 4.600% 3/01/21	30,000	33,060
Waste Management, Inc. 7.375% 5/15/29	50,000	66,180

		188,962

Foods — 0.7%
HJ Heinz Co. 4.250% 10/15/20	110,000	109,312
Kraft Foods Group, Inc. 3.500% 6/06/22	170,000	172,078
Kraft Foods Group, Inc. 5.375% 2/10/20	136,000	153,234
Kraft Foods, Inc. 5.375% 2/10/20	234,000	265,299
The Kroger Co. 6.400% 8/15/17	30,000	33,911
The Kroger Co. 6.900% 4/15/38	40,000	51,271
Mondelez International, Inc. 4.000% 2/01/24	260,000	266,414
Tyson Foods, Inc. 5.150% 8/15/44	40,000	41,392
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	40,000	40,285
WM Wrigley Jr. Co. (a) 2.900% 10/21/19	130,000	131,827
WM Wrigley Jr. Co. (a) 3.375% 10/21/20	40,000	40,596

		1,305,619

	Principal Amount	Value
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	$130,000	$131,509

Health Care – Products — 0.1%
Medtronic, Inc. 3.125% 3/15/22	180,000	179,313

Health Care – Services — 0.8%
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	210,000	206,325
Fresenius Medical Care US Finance II, Inc. (a) 5.625% 7/31/19	50,000	52,635
Fresenius Medical Care US Finance II, Inc. (a) 5.875% 1/31/22	50,000	53,000
Fresenius Medical Care US Finance, Inc. (a) 5.750% 2/15/21	70,000	73,850
HCA, Inc. 5.875% 3/15/22	190,000	199,738
HCA, Inc. 5.875% 5/01/23	80,000	81,800
Humana, Inc. 3.150% 12/01/22	40,000	39,046
Humana, Inc. 4.625% 12/01/42	70,000	68,547
Roche Holdings, Inc. (a) 6.000% 3/01/19	96,000	111,255
UnitedHealth Group, Inc. 5.700% 10/15/40	120,000	144,791
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	85,684
UnitedHealth Group, Inc. 6.000% 2/15/18	110,000	125,029
WellPoint, Inc. 1.250% 9/10/15	60,000	60,352
WellPoint, Inc. 3.125% 5/15/22	50,000	49,388
WellPoint, Inc. 3.700% 8/15/21	70,000	72,264
WellPoint, Inc. 5.875% 6/15/17	20,000	22,231
WellPoint, Inc. 7.000% 2/15/19	50,000	59,572

		1,505,507

Home Builders — 0.1%
NVR, Inc. 3.950% 9/15/22	100,000	101,143
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 5.250% 4/15/21	120,000	117,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 7.750% 4/15/20	$30,000	$32,100

		250,243

Household Products — 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.750% 10/15/20	10,000	10,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 6.875% 2/15/21	150,000	158,250

		168,425

Insurance — 0.6%
American International Group, Inc. 6.250% 3/15/37	320,000	358,355
ING US, Inc. 2.900% 2/15/18	40,000	41,151
MetLife Capital Trust IV (a) 7.875% 12/15/37	200,000	256,000
MetLife, Inc. 6.400% 12/15/36	200,000	223,000
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	260,000	334,959

		1,213,465

Investment Companies — 0.3%
Temasek Financial I Ltd. (a) 2.375% 1/23/23	250,000	239,557
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	240,000	242,683
Xstrata Finance Canada Ltd. (a) 5.800% 11/15/16	60,000	65,345

		547,585

Iron & Steel — 0.2%
Cliffs Natural Resources, Inc. 4.200% 1/15/18	210,000	180,600
Cliffs Natural Resources, Inc. 4.800% 10/01/20	70,000	54,250
Cliffs Natural Resources, Inc. 4.875% 4/01/21	10,000	7,625
Steel Dynamics, Inc. 6.375% 8/15/22	100,000	105,625
Steel Dynamics, Inc. 7.625% 3/15/20	40,000	42,000

		390,100

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. (a) 5.625% 10/15/21	250,000	257,500

	Principal Amount	Value
Manufacturing — 0.4%
Eaton Corp. 1.500% 11/02/17	$70,000	$69,698
Eaton Corp. 2.750% 11/02/22	510,000	491,724
General Electric Co. 0.850% 10/09/15	120,000	120,520
General Electric Co. 4.500% 3/11/44	60,000	62,205

		744,147

Media — 2.1%
21st Century Fox America Co. 6.200% 12/15/34	20,000	24,286
21st Century Fox America Co. 6.650% 11/15/37	30,000	37,604
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000% 1/15/19	220,000	228,525
Comcast Corp. 3.600% 3/01/24	740,000	752,847
Comcast Corp. 6.950% 8/15/37	160,000	214,379
COX Communications, Inc. (a) 6.950% 6/01/38	10,000	12,438
CSC Holdings LLC 6.750% 11/15/21	320,000	340,864
DISH DBS Corp. 5.000% 3/15/23	170,000	163,094
DISH DBS Corp. 5.875% 7/15/22	70,000	71,400
Numericable Group SA (a) 6.000% 5/15/22	200,000	201,500
Time Warner Cable, Inc. 4.125% 2/15/21	40,000	42,333
Time Warner Cable, Inc. 5.500% 9/01/41	20,000	22,514
Time Warner Cable, Inc. 5.875% 11/15/40	50,000	58,831
Time Warner Cable, Inc. 6.550% 5/01/37	120,000	151,381
Time Warner Cable, Inc. 6.750% 6/15/39	120,000	154,166
Time Warner Cable, Inc. 8.250% 4/01/19	230,000	286,459
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	29,543
Time Warner, Inc. 4.750% 3/29/21	200,000	217,939
Time Warner, Inc. 6.250% 3/29/41	20,000	23,585
Time Warner, Inc. 7.700% 5/01/32	300,000	412,859

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Business Media Ltd. (a) 5.750% 11/03/20	$110,000	$118,935
Univision Communications, Inc. (a) 6.750% 9/15/22	261,000	279,270
Viacom, Inc. 4.250% 9/01/23	140,000	144,219

		3,988,971

Mining — 2.0%
Barrick Gold Corp. 3.850% 4/01/22	50,000	48,099
Barrick Gold Corp. 4.100% 5/01/23	170,000	163,352
Barrick Gold Corp. 6.950% 4/01/19	140,000	162,592
Barrick NA Finance LLC 4.400% 5/30/21	180,000	182,295
BHP Billiton Finance USA Ltd. 3.250% 11/21/21	40,000	40,823
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	130,000	142,613
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	484,484
FMG Resources Property Ltd. (a) 6.000% 4/01/17	80,000	80,600
FMG Resources Property Ltd. (a) 6.875% 4/01/22	80,000	81,400
Freeport-McMoRan Copper & Gold, Inc. 3.100% 3/15/20	140,000	138,903
Freeport-McMoRan Copper & Gold, Inc. 3.550% 3/01/22	100,000	97,715
Freeport-McMoRan, Inc. 2.375% 3/15/18	10,000	10,025
Rio Tinto Finance USA Ltd. 1.875% 11/02/15	20,000	20,267
Rio Tinto Finance USA Ltd. 2.500% 5/20/16	100,000	102,596
Rio Tinto Finance USA Ltd. 3.500% 11/02/20	260,000	269,347
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	80,000	82,991
Rio Tinto Finance USA Ltd. 4.125% 5/20/21	60,000	64,187
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	110,000	140,864
Southern Copper Corp. 5.250% 11/08/42	400,000	377,944
Vale Overseas Ltd. 4.375% 1/11/22	502,000	505,680
Vale Overseas Ltd. 6.875% 11/21/36	361,000	407,027
Xstrata Finance Canada Ltd. (a) 2.700% 10/25/17	180,000	183,003

		3,786,807

	Principal Amount	Value
Oil & Gas — 3.8%
Antero Resources Finance Corp. 5.375% 11/01/21	$60,000	$59,700
Apache Corp. 5.100% 9/01/40	330,000	349,430
Apache Corp. 6.000% 1/15/37	30,000	35,375
Atwood Oceanics, Inc. 6.500% 2/01/20	70,000	71,750
BP Capital Markets PLC 3.125% 10/01/15	190,000	195,136
BP Capital Markets PLC 3.561% 11/01/21	20,000	20,565
California Resources Corp. (a) (b) 6.000% 11/15/24	130,000	133,575
Chesapeake Energy Corp. 6.875% 11/15/20	210,000	234,150
Concho Resources, Inc. 5.500% 4/01/23	20,000	20,800
Concho Resources, Inc. 6.500% 1/15/22	98,000	104,125
Conoco, Inc. 6.950% 4/15/29	125,000	166,860
Continental Resources, Inc. 3.800% 6/01/24	30,000	29,385
Continental Resources, Inc. 4.500% 4/15/23	60,000	62,152
Continental Resources, Inc., Series A 5.000% 9/15/22	20,000	21,100
Devon Energy Corp. 5.600% 7/15/41	250,000	278,700
Devon Financing Corp. LLC 7.875% 9/30/31	60,000	83,837
Ecopetrol SA 5.875% 5/28/45	190,000	192,375
Hess Corp. 7.875% 10/01/29	50,000	67,876
Hess Corp. 8.125% 2/15/19	140,000	172,583
Kerr-McGee Corp. 6.950% 7/01/24	260,000	327,180
Kerr-McGee Corp. 7.875% 9/15/31	130,000	180,032
Kodiak Oil & Gas Corp. 5.500% 1/15/21	150,000	151,500
Noble Energy, Inc. 5.250% 11/15/43	30,000	31,646
Noble Energy, Inc. 8.250% 3/01/19	300,000	370,934
Occidental Petroleum Corp. 2.700% 2/15/23	10,000	9,598
Occidental Petroleum Corp. 3.125% 2/15/22	130,000	130,887

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pemex Project Funding Master Trust 6.625% 6/15/35	$623,000	$722,992
Petrobras Global Finance BV 6.250% 3/17/24	240,000	251,431
Petrobras International Finance Co. 3.875% 1/27/16	30,000	30,705
Petrobras International Finance Co. 5.375% 1/27/21	660,000	667,141
Petrobras International Finance Co. 5.750% 1/20/20	142,000	149,414
Petrobras International Finance Co. 6.125% 10/06/16	166,000	178,236
Petroleos Mexicanos (a) 6.375% 1/23/45	220,000	248,776
Plains Exploration & Production Co. 6.500% 11/15/20	26,000	28,473
Plains Exploration & Production Co. 6.875% 2/15/23	26,000	29,510
QEP Resources, Inc. 5.250% 5/01/23	70,000	67,900
QEP Resources, Inc. 6.875% 3/01/21	190,000	206,150
Range Resources Corp. 5.000% 8/15/22	40,000	40,900
Range Resources Corp. 5.000% 3/15/23	80,000	82,400
Samson Investment Co. 9.750% 2/15/20	180,000	163,350
Shell International Finance BV 4.375% 3/25/20	230,000	253,671
Sinopec Group Overseas Development 2012 Ltd. (a) 2.750% 5/17/17	200,000	204,980
Sinopec Group Overseas Development 2014 Ltd. (a) 4.375% 4/10/24	330,000	338,720
Transocean, Inc. 5.050% 12/15/16	70,000	74,613
Transocean, Inc. 6.375% 12/15/21	10,000	10,637

		7,251,250

Oil & Gas Services — 0.4%
Baker Hughes, Inc. 3.200% 8/15/21	190,000	194,126
Cie Generale de Geophysique—Veritas 6.500% 6/01/21	230,000	201,250
Key Energy Services, Inc. 6.750% 3/01/21	190,000	182,875
Schlumberger Norge AS (a) 4.200% 1/15/21	50,000	54,373
Superior Energy Services, Inc. 7.125% 12/15/21	50,000	55,250

		687,874

	Principal Amount	Value
Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. FRN (a) 3.234% 12/15/19	$200,000	$193,500
Ball Corp. 4.000% 11/15/23	10,000	9,300
Ball Corp. 5.000% 3/15/22	90,000	90,450
Rock Tenn Co. 3.500% 3/01/20	80,000	81,335
Rock Tenn Co. 4.000% 3/01/23	30,000	30,454

		405,039

Pharmaceuticals — 0.5%
AbbVie, Inc. 1.750% 11/06/17	310,000	308,943
AbbVie, Inc. 2.900% 11/06/22	190,000	181,663
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	176,460
Pfizer, Inc. 6.200% 3/15/19	240,000	280,484
Teva Pharmaceutical Finance Co. BV 3.650% 11/10/21	10,000	10,164
Wyeth 5.950% 4/01/37	20,000	24,516
Zoetis, Inc. 3.250% 2/01/23	40,000	39,118

		1,021,348

Pipelines — 1.0%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	130,000	133,413
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	70,000	71,575
Access Midstream Partners LP/ACMP Finance Corp. 5.875% 4/15/21	30,000	31,650
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	382,042
Enterprise Products Operating LLC 5.700% 2/15/42	150,000	170,332
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	250,000	272,188
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.500% 2/15/23	80,000	81,800
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250% 6/15/22	32,000	33,680

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II 8.375% 6/01/20	$111,000	$120,990
Regency Energy Partners LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	29,025
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/01/22	100,000	104,000
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	28,000	29,400
Sabine Pass Liquefaction LLC 5.625% 2/01/21	100,000	102,750
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	6,353
Williams Cos., Inc. 7.750% 6/15/31	78,000	93,893
Williams Cos., Inc. Series A 7.500% 1/15/31	240,000	278,309

		1,941,400

Real Estate — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 3.750% 9/17/24	220,000	219,403

Retail — 0.4%
1011778 B.C. Unlimited Liability Co./New Red Finance, Inc. (a) (b) 6.000% 4/01/22	110,000	109,312
CVS Health Corp. 2.750% 12/01/22	120,000	114,497
CVS Health Corp. 5.750% 5/15/41	50,000	58,994
CVS Pass-Through Trust (a) 5.298% 1/11/27	11,317	12,336
CVS Pass-Through Trust 5.880% 1/10/28	119,855	134,838
CVS Pass-Through Trust 6.036% 12/10/28	101,770	117,698
CVS Pass-Through Trust 6.943% 1/10/30	83,664	101,843
QVC, Inc. 5.950% 3/15/43	10,000	10,592
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	63,851

		723,961

Savings & Loans — 0.2%
The Goldman Sachs Capital II VRN 4.000% 12/31/49	390,000	296,595
ILFC E-Capital Trust II VRN (a) 6.250% 12/21/15	10,000	9,800

		306,395

	Principal Amount	Value
Semiconductors — 0.0%
National Semiconductor Corp. 6.600% 6/15/17	$30,000	$34,215

Software — 0.3%
Activision Blizzard, Inc. (a) 5.625% 9/15/21	80,000	83,200
First Data Corp. (a) 6.750% 11/01/20	80,000	84,800
First Data Corp. 11.750% 8/15/21	78,000	90,285
First Data Corp. 12.625% 1/15/21	20,000	23,950
Oracle Corp. 1.200% 10/15/17	260,000	258,125

		540,360

Telecommunications — 2.7%
America Movil SAB de CV 5.000% 3/30/20	100,000	109,431
America Movil SAB de CV 5.625% 11/15/17	160,000	178,237
AT&T, Inc. 3.000% 2/15/22	60,000	59,420
AT&T, Inc. 3.875% 8/15/21	70,000	73,372
AT&T, Inc. 3.900% 3/11/24	60,000	61,006
AT&T, Inc. 4.350% 6/15/45	180,000	165,447
AT&T, Inc. 5.500% 2/01/18	30,000	33,551
AT&T, Inc. 5.800% 2/15/19	200,000	229,188
Deutsche Telekom International Finance BV 5.750% 3/23/16	315,000	336,562
Intelsat Jackson Holdings SA 5.500% 8/01/23	30,000	28,650
Intelsat Jackson Holdings SA 7.500% 4/01/21	225,000	240,187
Qwest Corp. 6.875% 9/15/33	100,000	99,794
Qwest Corp. 7.500% 10/01/14	55,000	55,000
Rogers Communications, Inc. 6.800% 8/15/18	120,000	140,501
Sprint Capital Corp. 8.750% 3/15/32	240,000	261,900
Sprint Corp. (a) 7.875% 9/15/23	90,000	95,400
Telecom Italia Capital SA 7.175% 6/18/19	10,000	11,300
Telefonica Emisiones SAU 5.877% 7/15/19	80,000	91,464

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telefonica Emisiones SAU 6.221% 7/03/17	$60,000	$66,940
Verizon Communications, Inc. 3.450% 3/15/21	130,000	131,940
Verizon Communications, Inc. 4.150% 3/15/24	100,000	103,255
Verizon Communications, Inc. (a) 4.862% 8/21/46	349,000	349,988
Verizon Communications, Inc. (a) 5.012% 8/21/54	200,000	200,949
Verizon Communications, Inc. 5.150% 9/15/23	590,000	653,348
Verizon Communications, Inc. 6.000% 4/01/41	130,000	151,429
Verizon Communications, Inc. 6.350% 4/01/19	100,000	116,304
Verizon Communications, Inc. 6.400% 9/15/33	311,000	378,866
Verizon Communications, Inc. 6.550% 9/15/43	422,000	527,243
West Corp. (a) 5.375% 7/15/22	120,000	110,700

		5,061,372

Transportation — 0.1%
Florida East Coast Holdings Corp. (a) 6.750% 5/01/19	130,000	132,600

TOTAL CORPORATE DEBT (Cost $61,188,282)		64,004,123

MUNICIPAL OBLIGATIONS — 0.2%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	50,000	56,488
State of California 5.000% 4/01/42	70,000	77,452
State of California 5.000% 11/01/43	50,000	55,995
Tennessee Valley Authority 5.250% 9/15/39	130,000	158,365

		348,300

TOTAL MUNICIPAL OBLIGATIONS (Cost $301,803)		348,300

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.7%
Automobile ABS — 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A (a) 1.920% 9/20/19	100,000	99,089
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	100,000	100,476

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A (a) 2.970% 2/20/20	$150,000	$153,109
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 (a) 1.830% 8/25/19	120,000	118,903

		471,577

Commercial MBS — 3.6%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AJ VRN 5.790% 6/10/49	240,000	247,333
CD Mortgage Trust, Series 2007-CD4, Class AJ VRN 5.398% 12/11/49	140,000	117,184
CD Mortgage Trust, Series 2006-CD2, Class AM VRN 5.527% 1/15/46	60,000	63,031
CD Mortgage Trust, Series 2006-CD2, Class AJ VRN 5.566% 1/15/46	270,000	253,241
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E FRN (a) 3.154% 2/15/31	250,000	250,000
COMM 2014-SAVA Mortgage Trust, Series 2014-SAVA, Class D FRN (a) 3.254% 6/15/34	250,000	249,790
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ 5.373% 12/15/39	190,000	183,256
Credit Suisse Trust, Series 2014-USA, Class A2 (a) 1.000% 9/15/37	290,000	300,644
Credit Suisse Trust, Series 2014-USA, Class E (a) 4.373% 9/15/37	240,000	217,596
DBUBS Mortgage Trust, Series 2011-LC3A, Class XA VRN (a) 1.552% 8/10/44	751,781	18,249
EQTY 2014-INNS Mortgage Trust, Series 2014-INNS, Class D FRN (a) 2.506% 5/08/31	190,000	189,849
Fannie Mae-Aces, Series 2014-M4, Class X2 VRN 0.409% 3/25/24	5,956,030	123,284
Fannie Mae-Aces, Series 2014-M5, Class SA FRN 4.919% 1/25/17	4,055,994	172,258
GE Business Loan Trust, Series 2006-2A, Class D FRN (a) 0.904% 11/15/34	415,116	356,276
GS Mortgage Securities Corp II, Series 2011-GC5, Class XA VRN (a) 1.864% 8/10/44	805,270	49,787

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AJ VRN 5.502% 6/12/47	$250,000	$247,585
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM 5.593% 5/12/45	130,000	138,360
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM 5.372% 5/15/47	570,000	593,154
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AM VRN 6.082% 2/12/51	10,000	11,089
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA VRN 1.449% 4/15/47	2,642,673	160,661
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class D VRN (a) 3.961% 9/15/47	230,000	196,587
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS 3.997% 8/15/47	250,000	255,695
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class C VRN 4.461% 9/15/47	230,000	230,539
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B VRN 5.050% 1/15/47	30,000	32,266
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ VRN 5.802% 8/12/43	190,000	193,707
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 VRN 6.079% 8/12/49	10,000	10,960
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ VRN 6.193% 9/12/49	260,000	253,339
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA VRN (a) 2.021% 8/15/45	534,334	45,893
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class E VRN (a) 4.818% 11/15/45	150,000	148,232
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.399% 12/15/43	190,000	174,884

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	$90,000	$98,141
PFP III Ltd., Series 2014-1, Class D FRN (a) 4.254% 6/14/31	130,000	130,998
RBSCF Trust, Series 2013-GSP, Class A VRN (a) 3.961% 1/13/32	150,000	156,098
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ VRN 5.632% 10/15/48	160,000	162,681
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3 5.678% 5/15/46	330,000	360,016
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ VRN 5.825% 7/15/45	240,000	242,166
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B VRN 4.438% 7/15/46	140,000	144,749
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA VRN (a) 1.276% 2/15/44	926,420	29,602

		6,809,180

Home Equity ABS — 1.0%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.455% 12/25/45	147,809	147,384
Bear Stearns Asset-Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.955% 12/25/42	34,026	33,945
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F VRN 6.340% 12/15/28	5	5
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.595% 7/25/30	3,602	3,573
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.395% 12/25/36	1,096,514	672,425
GSAA Trust, Series 2006-5, Class 2A3 FRN 0.425% 3/25/36	882,684	611,160
GSAA Trust, Series 2005-6, Class M1 FRN 0.585% 6/25/35	580,000	473,854

		1,942,346

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Manufactured Housing ABS — 0.6%
Greenpoint Manufactured Housing, Series 1999-2, Class A2 FRN 2.911% 3/18/29	$200,000	$182,506
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2 FRN 3.527% 6/19/29	75,000	65,883
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 3.652% 3/13/32	200,000	178,588
Greenpoint Manufactured Housing, Series 1999-4, Class A2 FRN 3.656% 2/20/30	75,000	65,715
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 3.656% 2/20/32	150,000	135,008
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	415,337	418,497

		1,046,197

Other ABS — 1.2%
Countrywide Revolving Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.384% 12/15/35	72,542	58,725
HSI Asset Securitization Corp., Series 2005-II, Class 2A4 FRN 0.545% 11/25/35	2,400,000	1,708,987
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) (b) 2.700% 5/25/23	500,000	499,967

		2,267,679

Student Loans ABS — 1.3%
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.892% 6/15/43	400,000	377,296
National Collegiate Student Loan, Series 2006-3, Class A4 FRN 0.425% 3/26/29	550,000	501,982
National Collegiate Student Loan, Series 2007-4, Class A3L FRN 1.005% 3/25/38	1,270,000	861,441
SLM Private Education Loan Trust, Series 2011-A, Class A3 FRN (a) 2.654% 1/15/43	235,000	249,473
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 (a) 3.500% 10/28/29	217,695	215,352
SLM Student Loan Trust, Series 2003-11, Class A6 FRN (a) 0.984% 12/15/25	300,000	300,010

		2,505,554

	Principal Amount	Value
WL Collateral CMO — 7.6%
Alternative Loan Trust, Series 2006-OA21, Class A1 FRN 0.344% 3/20/47	$831,352	$656,602
Alternative Loan Trust, Series 2005-36, Class 3A1 FRN 2.458% 8/25/35	904,562	783,874
Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	650,341	660,886
Banc of America Alternative Loan Trust, Series 2006-3, Class 4CB1 6.500% 4/25/36	847,117	758,985
Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1 FRN 2.468% 8/25/34	272,302	272,570
Bear Stearns Asset Backed Securities I Trust, Series 2005-AC8, Class A3 FRN 7.496% 11/25/35	1,797,649	540,091
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4 FRN 0.505% 5/25/37	3,173,788	1,335,168
Connecticut Avenue Securities, Series 2014-C03, Class 1M2 FRN 3.155% 7/25/24	1,350,000	1,266,602
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.485% 10/25/35	160,944	132,924
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (a) 0.555% 9/25/35	202,399	181,212
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (a) 0.505% 9/25/35	245,984	215,308
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 FRN 2.574% 10/25/35	265,419	239,087
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A FRN 2.695% 2/25/36	134,098	115,298
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.935% 12/25/34	26,722	21,786
JP Morgan Alternative Loan Trust, Series 2007-S1, Class A1 FRN 0.435% 4/25/47	774,308	686,874
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 FRN 2.021% 9/25/33	752,286	755,546

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 FRN 2.836% 3/25/36	$201,070	$168,004
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	204,805	209,601
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	74,521	76,786
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	1,149,080	1,157,691
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 2A FRN 2.385% 8/25/34	283,250	276,928
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1 FRN 2.528% 8/25/36	667,029	527,443
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1 FRN 2.266% 3/25/46	770,330	644,920
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.415% 11/25/45	216,439	202,739
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.445% 10/25/45	161,646	152,432
WaMu Mortgage Pass Through Certificates, Series 2006-AR13, Class 1A FRN 0.996% 10/25/46	1,109,966	908,396
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A FRN 1.076% 8/25/46	590,342	407,395
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 FRN 2.021% 11/25/36	1,137,433	991,527

		14,346,675

WL Collateral PAC — 0.1%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6 FRN 27.982% 7/25/36	147,702	221,487

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,219,288)		29,610,695

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 6.3%
Brazil Notas do Tesouro Nacional, Series B BRL (c) 6.000% 8/15/50	$547,000	$537,804
Brazil Notas do Tesouro Nacional, Series F BRL (c) 10.000% 1/01/17	3,336,000	1,316,074
Brazilian Government International Bond 4.250% 1/07/25	200,000	198,000
Colombia Government International Bond 5.625% 2/26/44	300,000	330,000
Indonesia Government International Bond (a) 3.750% 4/25/22	430,000	414,950
Mexican Bonos MXN (c) 6.500% 6/09/22	27,598,000	2,127,338
Mexican Bonos MXN (c) 7.750% 11/13/42	26,885,600	2,192,969
Mexican Bonos MXN (c) 8.000% 6/11/20	2,730,800	228,459
Mexico Government International Bond 4.750% 3/08/44	194,000	192,545
Mexico Government International Bond 5.550% 1/21/45	710,000	788,810
Poland Government International Bond 4.000% 1/22/24	490,000	503,475
Portugal Government International Bond (a) 5.125% 10/15/24	400,000	414,408
Republic of Turkey 5.750% 3/22/24	230,000	244,191
Republic of Turkey 7.000% 3/11/19	380,000	425,600
Resolution Funding Corp. Principal Strip 0.010% 10/15/19	1,280,000	1,152,313
Russian Foreign Bond STEP (d) 7.500% 3/31/30	335,650	376,005
Russian Foreign Bond STEP (a) 7.500% 3/31/30	104,800	117,400
South Africa Government International Bond 5.875% 9/16/25	380,000	418,000

		11,978,341

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,015,467)		11,978,341

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 30.1%
Collateralized Mortgage Obligations — 4.3%
Federal Home Loan Mortgage Corp. Series 4092, Class AI 3.000% 9/15/31	$1,552,579	$219,159
Series 4206, Class CZ 3.000% 5/15/43	104,076	90,695
Series 4226, Class GZ 3.000% 7/15/43	103,557	89,443
Series 4097, Class ST 5.896% 8/15/42 FRN	84,627	18,443
Series 4136, Class SQ 5.996% 11/15/42 FRN	88,066	19,672
Series R007, Class ZA 6.000% 5/15/36	385,876	431,669
Series 3621, Class SB 6.076% 1/15/40 FRN	127,759	19,084
Series 4203, Class PS 6.096% 9/15/42 FRN	528,362	101,381
Series 3349, Class AS 6.346% 7/15/37 FRN	1,237,581	202,830
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K024, Class X1 1.021% 9/25/22 VRN	336,523	18,839
Series K715, Class X1 1.314% 1/25/21 VRN	2,162,079	131,757
Series K007, Class X1 1.360% 4/25/20 VRN	1,281,169	62,658
Series K015, Class X1 1.824% 7/25/21 VRN	864,726	78,912
Federal National Mortgage Association Series 409, Class C2 3.000% 4/25/27	387,743	45,281
Series 409, Class C13 3.500% 11/25/41	238,261	50,705
Series 409, Class C18 4.000% 4/25/42	423,047	96,161
Series 409, Class C22 4.500% 11/25/39	315,034	63,738
Series 2011-59, Class NZ 5.500% 7/25/41	597,617	680,149
Series 2013-9, Class CB 5.500% 4/25/42	1,376,730	1,534,512
Series 2012-93, Class SG 5.946% 9/25/42 FRN	169,631	36,982
Series 2012-124, Class SE 5.996% 11/25/42 FRN	695,521	153,340
Series 2012-128, Class SQ 5.996% 11/25/42 FRN	89,014	19,784

	Principal Amount	Value
Series 2012-128, Class SL 5.996% 11/25/42 FRN	$89,808	$20,767
Series 2012-133, Class CS 5.996% 12/25/42 FRN	173,426	38,984
Series 2012-46, Class BA 6.000% 5/25/42	427,295	475,731
Series 2010-142, Class SM 6.376% 12/25/40 FRN	209,584	28,554
Series 2011-87, Class SG 6.396% 4/25/40 FRN	642,600	114,329
Series 2011-96, Class SA 6.396% 10/25/41 FRN	725,887	119,564
Series 2012-74, Class SA 6.496% 3/25/42 FRN	203,812	34,867
Series 2012-28, Class B 6.500% 6/25/39	159,054	176,038
Series 2013-9, Class BC 6.500% 7/25/42	456,079	512,694
Series 2012-51, Class B 7.000% 5/25/42	363,337	404,362
Government National Mortgage Association Series 2010-H28, Class FE 0.556% 12/20/60 FRN	296,837	296,544
Series 2011-H08, Class FG 0.636% 3/20/61 FRN	253,481	254,005
Series 2011-H09, Class AF 0.656% 3/20/61 FRN	165,034	165,506
Series 2012-100, Class IO 0.826% 8/16/52 VRN	512,133	33,390
Series 2013-178, Class IO 0.944% 6/16/55 VRN	528,326	32,980
Series 2013-162, Class IO 1.094% 9/16/46 VRN	3,477,083	249,475
Series 2013-178, Class A 2.250% 3/16/35	214,096	216,519
Series 2013-154, Class AB 2.900% 2/16/44 VRN	459,279	471,874
Series 2013-153, Class AB 2.900% 6/16/44 VRN	197,033	202,627
Series 2012-66, Class CI 3.500% 2/20/38	236,841	34,369
Series 2014-117, Class SJ 5.447% 8/20/44 FRN	197,776	32,554
Series 2010-31, Class GS 6.347% 3/20/39 FRN	79,183	10,364
Series 2010-85, Class HS 6.497% 1/20/40 FRN	197,624	31,101
Series 2013-152, Class HS 6.547% 6/20/43 FRN	266,561	54,188

		8,176,580

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 25.8%
Federal Home Loan Mortgage Corp. Pool #1N1640 1.908% 1/01/37 FRN	$160,265	$169,299
Pool #1N1637 2.186% 1/01/37 FRN	464,399	497,814
Pool #1J1368 2.748% 10/01/36 FRN	111,059	119,041
Pool #G14492 4.000% 10/01/25	977,751	1,041,687
Pool #U90316 4.000% 10/01/42	91,793	96,953
Pool #U91254 4.000% 4/01/43	188,973	199,596
Pool #Q19135 4.000% 6/01/43	94,770	100,482
Pool #Q19236 4.000% 6/01/43	97,754	103,371
Pool #Q19615 4.000% 7/01/43	92,320	97,885
Pool #U95137 4.000% 8/01/43	94,716	100,040
Pool #U99076 4.500% 12/01/43	680,751	743,747
Pool #U92272 4.500% 12/01/43	98,724	107,860
Pool #U99084 4.500% 2/01/44	584,972	639,104
Pool #U99091 4.500% 3/01/44	197,177	215,424
Pool #G06875 5.500% 12/01/38	31,760	35,499
Pool #G06669 6.500% 9/01/39	63,073	71,310
Pool #G07509 6.500% 9/01/39	69,139	77,780
Pool #G07335 7.000% 3/01/39	156,401	178,035
Federal National Mortgage Association Pool #950385 1.329% 8/01/37 FRN	30,374	31,045
Pool #AP9633 2.500% 10/01/42	179,322	170,104
Pool #AQ7306 3.000% 1/01/43	91,620	90,285
Pool #AR1202 3.000% 1/01/43	89,928	88,618
Pool #AR7989 3.500% 3/01/33	336,709	350,033
Pool #MA1543 3.500% 8/01/33	91,149	94,642
Pool #AS0589 3.500% 9/01/33	96,214	99,901

	Principal Amount	Value
Pool #MA1608 3.500% 10/01/33	$184,482	$191,551
Pool #MA1652 3.500% 11/01/33	92,768	96,323
Pool #AS1348 3.500% 12/01/33	94,689	98,258
Pool #MA1213 3.500% 10/01/42	547,471	558,527
Pool #MA1372 3.500% 3/01/43	278,972	285,653
Pool #MA1403 3.500% 4/01/43	744,819	762,654
Pool #AK8441 4.000% 4/01/42	87,619	92,531
Pool #AO2711 4.000% 5/01/42	83,447	88,125
Pool #AO6086 4.000% 6/01/42	95,928	101,305
Pool #AP0692 4.000% 7/01/42	90,290	95,351
Pool #AP5333 4.000% 7/01/42	385,747	407,370
Pool #AP2530 4.000% 8/01/42	84,890	89,635
Pool #AP2958 4.000% 8/01/42	90,377	95,443
Pool #AP4903 4.000% 9/01/42	90,101	95,138
Pool #AP7399 4.000% 9/01/42	178,606	188,590
Pool #AP9229 4.000% 10/01/42	83,311	87,968
Pool #AP9766 4.000% 10/01/42	360,543	381,035
Pool #AQ3599 4.000% 11/01/42	92,997	98,195
Pool #AQ7003 4.000% 12/01/42	161,388	170,409
Pool #AQ4555 4.000% 12/01/42	171,626	181,112
Pool #AQ7082 4.000% 1/01/43	188,710	199,376
Pool #AL3508 4.000% 4/01/43	89,777	95,216
Pool #AB9383 4.000% 5/01/43	277,813	294,037
Pool #AQ4078 4.000% 6/01/43	89,795	95,235
Pool #AQ4080 4.000% 6/01/43	93,743	99,218
Pool #AT8394 4.000% 6/01/43	92,467	98,069

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AB9683 4.000% 6/01/43	$177,476	$187,507
Pool #AT9637 4.000% 7/01/43	280,361	296,733
Pool #AT9653 4.000% 7/01/43	190,598	202,146
Pool #AT9657 4.000% 7/01/43	178,205	188,278
Pool #AS0070 4.000% 8/01/43	97,435	102,973
Pool #MA1547 4.000% 8/01/43	95,955	101,409
Pool #MA0706 4.500% 4/01/31	90,637	98,678
Pool #MA0734 4.500% 5/01/31	281,259	306,209
Pool #MA0776 4.500% 6/01/31	93,452	101,742
Pool #MA0913 4.500% 11/01/31	66,129	71,995
Pool #MA0939 4.500% 12/01/31	71,934	78,315
Pool #993117 4.500% 1/01/39	25,480	27,549
Pool #AA0856 4.500% 1/01/39	30,232	32,688
Pool #AA2450 4.500% 2/01/39	5,525	5,973
Pool #AA3495 4.500% 2/01/39	55,659	60,179
Pool #935520 4.500% 8/01/39	111,694	120,747
Pool #AD5481 4.500% 5/01/40	1,711,528	1,849,988
Pool #AD6914 4.500% 6/01/40	185,737	200,763
Pool #AD8685 4.500% 8/01/40	350,315	378,655
Pool #MA1591 4.500% 9/01/43	193,343	211,401
Pool #MA1629 4.500% 10/01/43	193,722	211,815
Pool #MA1664 4.500% 11/01/43	96,618	105,642
Pool #MA1711 4.500% 12/01/43	194,735	212,923
Pool #AL4741 4.500% 1/01/44	97,087	106,155
Pool #915154 5.000% 4/01/37	176,577	195,069
Pool #974965 5.000% 4/01/38	640,687	706,783

	Principal Amount	Value
Pool #983077 5.000% 5/01/38	$167,246	$184,709
Pool #310088 5.000% 6/01/38	168,380	185,961
Pool #AE2266 5.000% 3/01/40	216,531	239,140
Pool #937948 5.500% 6/01/37	40,244	44,898
Pool #995072 5.500% 8/01/38	90,334	100,923
Pool #481473 6.000% 2/01/29	162	183
Pool #867557 6.000% 2/01/36	3,019	3,408
Pool #AE0469 6.000% 12/01/39	617,127	696,583
Pool #AL4324 6.500% 5/01/40	425,686	479,920
Pool #AE0758 7.000% 2/01/39	237,545	270,992
Federal National Mortgage Association TBA Pool #6560 2.500% 5/01/24 (b)	700,000	703,773
Pool #7180 3.000% 8/01/27 (b)	4,900,000	5,046,235
Pool #6268 3.500% 9/01/26 (b)	600,000	630,656
Pool #17115 3.500% 5/01/42 (b)	1,200,000	1,226,344
Pool #1358 3.500% 5/01/42 (b)	2,500,000	2,547,461
Pool #18388 4.000% 2/01/42 (b)	3,900,000	4,109,930
Pool #18388 4.000% 2/01/42 (b)	700,000	735,492
Pool #21133 4.500% 3/01/40 (b)	6,100,000	6,581,805
Pool #29322 5.000% 4/01/37 (b)	3,300,000	3,641,860
Government National Mortgage Association Pool #783298 4.500% 4/20/41	759,341	827,414
Pool #783368 4.500% 7/20/41	96,399	104,717
Pool #4747 5.000% 7/20/40	444,645	495,657
Pool #487588 6.000% 4/15/29	4,697	5,308
Pool #595077 6.000% 10/15/32	770	876

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #596620 6.000% 10/15/32	$1,370	$1,558
Pool #598000 6.000% 12/15/32	69	78
Pool #604706 6.000% 10/15/33	113,607	129,329
Pool #636251 6.000% 3/15/35	10,841	12,327
Pool #782034 6.000% 1/15/36	134,199	152,557
Pool #658029 6.000% 7/15/36	65,725	74,299
Government National Mortgage Association TBA Pool #5490 3.500% 1/01/42 (b)	900,000	929,883
Pool #1635 3.500% 11/01/42 (b)	500,000	516,875
Pool #1367 4.000% 10/01/42 (b)	1,200,000	1,272,844

		48,682,189

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $56,908,362)		56,858,769

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bonds & Notes — 9.9%
U.S. Treasury Bond 3.125% 8/15/44	2,160,000	2,124,689
U.S. Treasury Bond 3.375% 5/15/44	1,580,000	1,630,517
U.S. Treasury Bond 3.625% 2/15/44	370,000	399,743
U.S. Treasury Bond 3.750% 11/15/43	1,490,000	1,646,251
U.S. Treasury Inflation Index 0.125% 7/15/24	421,428	404,604
U.S. Treasury Inflation Index 0.375% 7/15/23	1,638,048	1,620,260
U.S. Treasury Inflation Index 0.625% 1/15/24	724,981	728,606
U.S. Treasury Inflation Index 0.625% 2/15/43	1,264,262	1,116,105
U.S. Treasury Inflation Index 0.750% 2/15/42	105,440	96,552
U.S. Treasury Inflation Index 2.125% 2/15/40	374,785	463,797
U.S. Treasury Note 0.250% 10/31/15	10,000	10,011
U.S. Treasury Note 0.500% 7/31/16	180,000	180,022

	Principal Amount	Value
U.S. Treasury Note 0.750% 10/31/17	$30,000	$29,617
U.S. Treasury Note 1.500% 12/31/18	250,000	248,731
U.S. Treasury Note 1.500% 5/31/19	140,000	138,538
U.S. Treasury Note 1.625% 4/30/19	1,800,000	1,793,250
U.S. Treasury Note 1.625% 7/31/19	140,000	139,115
U.S. Treasury Note 2.250% 9/30/21	1,790,000	1,778,813
U.S. Treasury Note 2.375% 8/15/24	4,330,000	4,279,934

		18,829,155

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,550,100)		18,829,155

TOTAL BONDS & NOTES (Cost $183,906,142)		187,371,076

	Units

PURCHASED OPTIONS — 0.0%
Financial — 0.0%
Diversified Financial — 0.0%
Eurodollar Call, Expires 3/16/15, Strike 100.00	244	50,325

TOTAL PURCHASED OPTIONS (Cost $40,493)		50,325

TOTAL LONG-TERM INVESTMENTS (Cost $184,109,295)		187,584,267

	Principal Amount
SHORT-TERM INVESTMENTS — 14.8%
Discount Notes — 7.2%
Federal Home Loan Mortgage Corp. 0.010% 1/08/15	$4,500,000	4,498,886
Federal Home Loan Mortgage Corp. 0.010% 3/02/15	9,092,000	9,088,545

		13,587,431

Repurchase Agreement — 6.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (e)	12,652,972	12,652,972

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.1%
Euro Time Deposit 0.010% 10/01/14	$166,600	$166,600

U.S. Treasury Bills — 0.8%
U.S. Treasury Bill 0.010% 10/16/14	500,000	499,990
U.S. Treasury Bill 0.010% 4/02/15	1,000,000	999,532

		1,499,522

TOTAL SHORT-TERM INVESTMENTS (Cost $27,906,525)		27,906,525

TOTAL INVESTMENTS — 114.0% (Cost $212,015,820) (f)		215,490,792

Other Assets/(Liabilities) — (14.0)%		(26,505,729)

NET ASSETS — 100.0%		$188,985,063

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BRL	Brazilian Real
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MXN	Mexican Peso
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $17,921,700 or 9.48% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2014, these securities amounted to a value of $376,005 or 0.20% of net assets.
(e)	Maturity value of $12,652,976. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 2/15/41, and an aggregate market value, including accrued interest, of $12,910,001.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 62.0%

COMMON STOCK — 59.7%
Basic Materials — 4.6%
Chemicals — 1.9%
Agrium, Inc.	7,114	$633,146
Akzo Nobel NV	13,822	941,620
Arkema	13,386	891,345
Asahi Kasei Corp.	80,000	650,042
CF Industries Holdings, Inc.	491	137,097
Ecolab, Inc.	3,162	363,093
FMC Corp.	15,936	911,380
Hitachi Chemical Co. Ltd.	28,000	493,594
International Flavors & Fragrances, Inc.	3,338	320,047
JSR Corp.	44,700	780,319
Koninklijke DSM NV	12,629	777,977
Linde AG	4,350	835,899
Nitto Denko Corp.	20,200	1,108,898
PPG Industries, Inc.	920	181,001
Shin-Etsu Chemical Co. Ltd.	26,388	1,726,225
Syngenta AG	6,835	2,169,469
Ube Industries Ltd.	177,600	283,564

		13,204,716

Forest Products & Paper — 0.0%
International Paper Co.	2,767	132,097

Machinery – Construction & Mining — 0.4%
Rio Tinto PLC	60,830	2,986,631

Mining — 2.3%
Antofagasta PLC	146,156	1,705,186
Barrick Gold Corp.	56,979	835,312
BHP Billiton PLC	40,261	1,117,800
Cameco Corp.	53,754	949,296
Constellium NV (a)	36,479	897,748
Eldorado Gold Corp.	98,257	662,387
First Quantum Minerals Ltd.	107,347	2,072,273
Freeport-McMoRan, Inc.	88,896	2,902,454
Goldcorp, Inc.	74,961	1,726,352
Platinum Group Metals Ltd. (a)	310,967	274,885
Polyus Gold International Ltd. GDR (Russia) (a)	39,636	123,366
Silver Wheaton Corp.	24,115	480,612
Southern Copper Corp.	48,782	1,446,386
Teck Resources Ltd. Class B	23,336	440,817

		15,634,874

		31,958,318

Communications — 6.0%
Internet — 2.6%
Alibaba Group Holding Ltd. (a)	14,297	1,270,289
Dena Co. Ltd.	36,500	464,545
Dropbox, Inc. (a) (b)	87,114	1,663,877

	Number of Shares	Value
eBay, Inc. (a)	39,457	$2,234,450
Google, Inc. Class A (a)	4,561	2,683,738
Google, Inc. Class C (a)	5,398	3,116,589
Gree, Inc.	44,800	305,638
SINA Corp. (a)	25,359	1,043,269
Trend Micro, Inc.	3,400	115,111
Twitter, Inc. (a)	5,297	273,219
Twitter, Inc. (a)	71,355	3,680,491
Uber Technologies, Inc. (a) (b)	16,265	1,009,279

		17,860,495

Media — 1.2%
Charter Communications, Inc. Class A (a)	3,554	537,969
Comcast Corp. Class A	57,754	3,106,010
DISH Network Corp. Class A (a)	9,780	631,593
Grupo Televisa SAB	57,033	387,071
Liberty Media Corp. Class A (a)	18,935	893,353
Liberty Media Corp. Class C (a)	40,896	1,921,703
NOS SGPS	50,879	306,083
RTL Group (a)	3,356	287,438
Time Warner Cable, Inc.	1,022	146,647
TV Asahi Holdings Corp.	2,000	31,541
Viacom, Inc. Class B	1,325	101,946

		8,351,354

Telecommunications — 2.2%
Amdocs Ltd.	2,789	127,959
America Movil SAB de C.V. Sponsored ADR (Mexico)	15,394	387,929
AT&T, Inc.	9,900	348,876
Axiata Group	355,512	759,585
BT Group PLC	135,921	832,580
Cisco Systems, Inc.	92,035	2,316,521
Crown Castle International Corp.	5,296	426,487
Deutsche Telekom AG	46,373	700,482
Ei Towers SpA (a)	13,956	740,140
Far EasTone Telecommunications Co. Ltd.	124,087	237,857
Harris Corp.	1,667	110,689
KDDI Corp.	20,900	1,257,632
Motorola Solutions, Inc.	1,773	112,195
Nippon Telegraph & Telephone Corp.	9,970	620,495
Oi SA ADR (Brazil)	217,597	152,318
Orange S.A.	9,163	137,272
Samsung SDI Co. Ltd.	1,403	162,496
Singapore Telecommunications Ltd.	299,228	889,297
Swisscom AG	437	248,258
Taiwan Mobile Co. Ltd.	81,000	245,785
TDC A/S	34,361	260,150
Telecom Italia SpA (a)	227,219	259,585
Telecom Italia SpA- RSP	54,481	48,285

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Telekom Malaysia	166,224	$334,093
Verizon Communications, Inc.	48,325	2,415,767
Verizon Communications, Inc.	7,461	373,822
Vodafone Group PLC	104,360	344,005
Vodafone Group PLC Sponsored ADR (United Kingdom)	13,664	449,409

		15,299,969

		41,511,818

Consumer, Cyclical — 6.3%
Airlines — 0.2%
Japan Airlines Co. Ltd.	48,600	1,330,061

Auto Manufacturers — 2.2%
Bayerische Motoren Werke AG	6,374	684,355
Daihatsu Motor Co. Ltd.	6,200	98,147
Dongfeng Motor Group Co. Ltd. Class H	97,500	160,418
Ford Motor Co.	117,173	1,732,989
Fuji Heavy Industries Ltd.	139,330	4,612,417
Honda Motor Co. Ltd.	48,960	1,698,176
Hyundai Motor Co.	3,969	715,775
Isuzu Motors Ltd.	40,500	572,913
Maruti Suzuki India Ltd.	8,225	407,454
Paccar, Inc.	10,317	586,779
Suzuki Motor Corp.	80,537	2,672,454
Toyota Motor Corp.	20,400	1,198,846
Volkswagen AG	258	53,531
Yulon Motor Co. Ltd.	150,000	224,000

		15,418,254

Automotive & Parts — 1.4%
Aisin Seiki Co. Ltd.	16,240	584,503
BorgWarner, Inc.	10,706	563,243
Bridgestone Corp.	42,900	1,420,039
Cheng Shin Rubber Industry Co. Ltd.	121,211	267,243
Delphi Automotive PLC	7,958	488,144
Denso Corp.	38,770	1,788,908
Futaba Industrial Co. Ltd.	21,010	122,162
The Goodyear Tire & Rubber Co.	21,890	494,386
Hyundai Wia Corp.	1,802	364,419
Johnson Controls, Inc.	15,443	679,492
Koito Manufacturing Co. Ltd.	4,400	119,631
Lear Corp.	1,855	160,291
Magna International, Inc. Class A	3,171	300,960
Stanley Electric Co. Ltd.	2,700	58,449
Sumitomo Electric Industries Ltd.	36,100	534,014
Toyota Industries Corp.	34,621	1,674,488

		9,620,372

Distribution & Wholesale — 0.9%
Canon Marketing Japan, Inc.	1,900	36,602
Fastenal Co.	17,125	768,912
Hitachi High-Technologies Corp.	2,900	83,371
Mitsubishi Corp.	67,520	1,383,877

	Number of Shares	Value
Mitsui & Co. Ltd.	222,152	$3,505,494
Sumitomo Corp.	60,200	664,873

		6,443,129

Entertainment — 0.1%
Delta Topco Ltd. (a) (b)	800,425	469,049
Manchester United PLC Class A (a)	17,668	291,169
SeaWorld Entertainment, Inc.	4,488	86,304

		846,522

Home Builders — 0.0%
MRV Engenharia e Participacoes SA	84,464	283,301

Home Furnishing — 0.1%
Alpine Electronics, Inc.	2,600	42,881
Sony Corp.	19,300	347,776

		390,657

Leisure Time — 0.1%
Sega Sammy Holdings, Inc.	20,000	322,065
Yamaha Corp.	6,700	87,628
Yamaha Motor Co. Ltd.	9,400	184,075

		593,768

Lodging — 0.0%
Wyndham Worldwide Corp.	1,700	138,142

Retail — 1.0%
Autobacs Seven Co. Ltd.	2,100	32,640
Coach, Inc.	46,982	1,673,029
CVS Health Corp.	6,620	526,886
Kohl’s Corp.	1,963	119,802
Lululemon Athletica, Inc. (a)	11,068	464,967
Macy’s, Inc.	1,900	110,542
McDonald’s Corp.	16,860	1,598,496
Nitori Holdings Co. Ltd.	7,500	464,647
Ryohin Keikaku Co. Ltd.	3,300	393,578
Shimamura Co. Ltd.	700	64,379
Walgreen Co.	6,210	368,067
Yamada Denki Co. Ltd.	263,700	769,920
Zhongsheng Group Holdings Ltd.	213,850	228,134

		6,815,087

Textiles — 0.1%
Guinness Peat Group PLC (a)	111,362	51,745
Kuraray Co. Ltd.	46,010	539,941

		591,686

Toys, Games & Hobbies — 0.2%
Namco Bandai Holdings, Inc.	4,900	125,562
Nintendo Co. Ltd.	9,100	990,440
Sanrio Co. Ltd.	3,800	109,949

		1,225,951

		43,696,930

Consumer, Non-cyclical — 12.8%
Agriculture — 0.1%
Archer-Daniels-Midland Co.	2,845	145,380

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Chaoda Modern Agriculture Holdings Ltd. (a) (b)	1,265,139	$37,954
SLC Agricola SA	25,087	168,186

		351,520

Beverages — 0.8%
The Coca-Cola Co.	46,653	1,990,217
Constellation Brands, Inc. Class A (a)	1,646	143,465
Diageo PLC	5,913	170,968
Diageo PLC Sponsored ADR (United Kingdom)	7,540	870,116
Fomento Economico Mexicano SAB de CV Series B Sponsored ADR (Mexico)	3,091	284,527
InBev NV	2,426	269,115
Kirin Holdings Co. Ltd.	28,700	381,451
Remy Cointreau SA	6,405	461,075
SABMiller PLC	12,441	691,325
Suntory Beverage & Food Ltd.	12,700	450,692

		5,712,951

Biotechnology — 0.7%
Alexion Pharmaceuticals, Inc. (a)	4,981	825,949
Amgen, Inc.	1,253	175,996
Biogen Idec, Inc. (a)	4,852	1,605,090
Celgene Corp. (a)	12,129	1,149,587
Mesoblast Ltd. (a)	56,372	211,604
Regeneron Pharmaceuticals, Inc. (a)	692	249,480
Vertex Pharmaceuticals, Inc. (a)	8,048	903,871

		5,121,577

Commercial Services — 1.6%
Alliance Data Systems Corp. (a)	472	117,183
Cintas Corp.	1,844	130,168
MasterCard, Inc. Class A	48,063	3,552,817
McKesson Corp.	12,168	2,368,745
Qualicorp SA (a)	38,323	379,198
Sohgo Security Services Co. Ltd.	2,700	63,497
Team Health Holdings, Inc. (a)	6,048	350,723
Visa, Inc. Class A	19,194	4,095,424

		11,057,755

Cosmetics & Personal Care — 1.0%
Beiersdorf AG	5,706	476,594
Colgate-Palmolive Co.	13,423	875,448
L’Oreal	2,188	346,522
LG Household & Health Care Ltd.	365	173,901
The Procter & Gamble Co.	61,956	5,188,195

		7,060,660

Foods — 1.3%
Ajinomoto Co., Inc.	22,000	366,395
Cosan Ltd. Class A	52,233	562,027
Danone SA	5,414	361,439
The Fresh Market, Inc. (a)	18,800	656,684

	Number of Shares	Value
The Kroger Co.	2,958	$153,816
Mondelez International Inc. Class A	11,902	407,822
Nestle SA	46,116	3,382,595
Orion Corp/Republic of Korea	27	22,374
Unilever NV	54,016	2,147,133
Unilever PLC	15,491	646,610

		8,706,895

Health Care – Products — 0.6%
Becton, Dickinson & Co.	952	108,347
C.R. Bard, Inc.	807	115,167
CareFusion Corp. (a)	2,621	118,600
Fresenius SE & Co. KGaA	19,752	977,365
Getinge AB	23,036	579,519
Medtronic, Inc.	15,365	951,862
Mindray Medical International Ltd. ADR (Cayman Islands)	16,331	492,543
Zimmer Holdings, Inc.	4,610	463,536

		3,806,939

Health Care – Services — 2.4%
Aetna, Inc.	13,756	1,114,236
Al Noor Hospitals Group PLC	32,006	528,247
Bangkok Dusit Medical Services PCL	1,268,100	723,511
Bumrungrad Hospital PCL	79,300	322,825
Catalent, Inc. (a)	25,976	650,179
Catamaran Corp. (a)	13,406	565,063
Envision Healthcare Holdings, Inc. (a)	23,443	813,003
HCA Holdings, Inc. (a)	23,228	1,638,039
Healthscope Ltd. (a)	460,330	982,212
HEALTHSOUTH Corp.	12,879	475,235
Humana, Inc.	10,319	1,344,463
IHH Healthcare Bhd	554,700	859,029
Life Healthcare Group Holdings Ltd.	94,841	373,459
NMC Health PLC	54,253	419,594
Raffles Medical Group Ltd.	91,600	276,441
Siloam International Hospitals Tbk PT (a)	340,880	420,368
Spire Healthcare Group PLC (a) (c)	150,434	705,777
Tenet Healthcare Corp. (a)	11,178	663,861
UnitedHealth Group, Inc.	27,080	2,335,650
Universal Health Services, Inc. Class B	10,261	1,072,274
WellCare Health Plans, Inc. (a)	7,232	436,379
WellPoint, Inc.	1,280	153,114

		16,872,959

Household Products — 0.2%
Hypermarcas SA (a)	71,574	514,052
Kimberly-Clark Corp.	6,451	693,934

		1,207,986

Pharmaceuticals — 4.1%
AbbVie, Inc.	56,042	3,236,986

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Actavis PLC (a)	6,186	$1,492,558
Allergan, Inc.	7,282	1,297,580
AmerisourceBergen Corp.	1,661	128,395
Astellas Pharma, Inc.	32,150	479,151
AstraZeneca PLC	16,616	1,190,439
AstraZeneca PLC Sponsored ADR (United Kingdom)	4,767	340,554
Bristol-Myers Squibb Co.	19,725	1,009,526
Cardinal Health, Inc.	9,589	718,408
Cubist Pharmaceuticals, Inc. (a)	9,156	607,409
Dainippon Sumitomo Pharma Co. Ltd.	11,100	141,486
Gilead Sciences, Inc. (a)	7,728	822,646
Kyowa Hakko Kirin Co. Ltd.	10,000	122,756
Mylan, Inc. (a)	5,823	264,888
Novartis AG	21,667	2,040,557
Otsuka Holdings Co. Ltd.	15,900	548,383
Perrigo Co. PLC	4,197	630,347
Pfizer, Inc. (d)	98,793	2,921,309
Roche Holding AG	14,445	4,277,195
Sanofi	24,856	2,804,134
Sanofi ADR (France)	8,316	469,272
Sawai Pharmaceutical Co. Ltd.	1,800	103,619
Ship Healthcare Holdings, Inc.	8,900	285,083
Shire Ltd.	14,811	1,280,112
Sino Biopharmaceutical Ltd.	416,000	415,906
Sinopharm Group Co.	114,400	417,067

		28,045,766

		87,945,008

Diversified — 0.5%
Holding Company – Diversified — 0.5%
Keppel Corp. Ltd.	151,000	1,241,322
LVMH Moet Hennessy Louis Vuitton SA	4,718	764,792
Wharf Holdings Ltd.	168,000	1,196,053

		3,202,167

Energy — 5.1%
Coal — 0.1%
CONSOL Energy, Inc.	15,942	603,564

Energy – Alternate Sources — 0.1%
NextEra Energy Partners LP (a)	4,553	157,944

Oil & Gas — 4.0%
Anadarko Petroleum Corp.	11,620	1,178,733
Athabasca Oil Corp. (a)	101,729	520,476
Canadian Natural Resources Ltd.	69,949	2,716,819
Chesapeake Energy Corp.	14,708	338,137
Chevron Corp.	9,094	1,085,096
Cimarex Energy Co.	5,191	656,817
CNOOC Ltd.	528,000	907,430
Devon Energy Corp.	10,058	685,754
Diamondback Energy, Inc. (a)	15,629	1,168,737

	Number of Shares	Value
Eclipse Resources Corp. (a)	30,439	$505,896
EOG Resources, Inc.	5,255	520,350
Helmerich & Payne, Inc.	1,557	152,384
Inpex Corp.	121,500	1,720,089
KazMunaiGas Exploration Production GDR (Kazakhstan) (e)	24,852	434,859
Lundin Petroleum AB (a)	94,304	1,589,310
Marathon Oil Corp.	3,091	116,191
Marathon Petroleum Corp.	1,282	108,547
Murphy Oil Corp.	4,039	229,859
Oasis Petroleum, Inc. (a)	7,355	307,513
Oil & Natural Gas Corp. Ltd.	104,385	688,660
Ophir Energy PLC (a)	249,997	924,865
Parsley Energy, Inc. (a)	20,472	436,668
Petroleo Brasileiro SA Sponsored ADR (Brazil)	39,525	560,860
Phillips 66	37,891	3,080,917
Royal Dutch Shell PLC ADR (United Kingdom)	29,620	2,254,971
Statoil ASA	67,204	1,828,477
Stone Energy Corp. (a)	20,473	642,033
Suncor Energy, Inc.	2,608	94,279
Total SA	9,801	633,419
Total SA Sponsored ADR (France)	22,210	1,431,434
Valero Energy Corp.	3,147	145,612

		27,665,192

Oil & Gas Services — 0.9%
John Wood Group PLC	27,519	336,639
Oceaneering International, Inc.	23,251	1,515,268
SBM Offshore NV (a)	97,072	1,399,934
Schlumberger Ltd.	18,791	1,910,857
Technip SA	14,051	1,178,973

		6,341,671

		34,768,371

Financial — 11.2%
Banks — 4.6%
Axis Bank Ltd.	21,181	129,449
Banco Bilbao Vizcaya Argentaria SA	74,291	889,841
Bank of America Corp.	241,333	4,114,728
The Bank of New York Mellon Corp.	17,698	685,444
Bank of Nova Scotia/The	9,064	560,617
The Bank of Yokohama Ltd.	20,000	110,093
BB&T Corp.	19,305	718,339
BNP Paribas	45,315	2,996,610
Capital One Financial Corp.	15,005	1,224,708
The Chiba Bank Ltd.	17,000	118,385
Deutsche Bank AG	31,306	1,098,080
Fifth Third Bancorp	23,648	473,433
Fukuoka Financial Group, Inc.	68,000	324,551
HDFC Bank Ltd.	15,034	211,633
HSBC Holdings PLC	163,630	1,665,320
ICICI Bank Ltd.	5,675	131,231

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Intesa Sanpaolo	334,198	$1,010,835
Kotak Mahindra Bank Ltd.	8,873	144,610
Lloyds Banking Group PLC (a)	1,007,286	1,248,148
Mitsubishi UFJ Financial Group, Inc.	294,500	1,667,027
National Australia Bank Ltd.	21,904	621,398
Regions Financial Corp.	84,713	850,518
The Shizuoka Bank Ltd.	11,000	113,335
Societe Generale	17,987	914,256
Sumitomo Mitsui Financial Group, Inc.	41,630	1,698,822
Sumitomo Mitsui Trust Holdings, Inc.	84,000	350,002
Svenska Handelsbanken AB	20,786	972,920
U.S. Bancorp	18,711	782,681
UniCredit SpA	53,761	421,003
Wells Fargo & Co.	95,479	4,952,496
Yes Bank Ltd.	15,533	139,643

		31,340,156

Diversified Financial — 2.1%
American Express Co.	24,229	2,121,007
Ameriprise Financial, Inc.	1,130	139,419
Citigroup, Inc.	46,481	2,408,646
Deutsche Boerse AG	8,579	579,199
Discover Financial Services	24,401	1,571,180
The Goldman Sachs Group, Inc.	8,044	1,476,637
JP Morgan Chase & Co.	63,730	3,839,095
Ocwen Financial Corp. (a)	15,236	398,879
UBS AG	95,889	1,663,685

		14,197,747

Insurance — 2.4%
ACE Ltd.	1,266	132,765
AIA Group Ltd.	112,000	578,029
Allianz SE	4,622	748,788
Allstate Corp.	7,284	447,019
American International Group, Inc.	24,597	1,328,730
AXA SA	40,377	994,366
Axis Capital Holdings Ltd.	2,304	109,048
Berkshire Hathaway, Inc. Class B (a)	10,962	1,514,291
The Chubb Corp.	1,065	97,000
CNA Financial Corp.	2,951	112,226
ING Groep NV (a)	75,132	1,068,662
Legal & General Group PLC	92,508	343,208
Lincoln National Corp.	3,763	201,622
Marsh & McLennan Cos., Inc.	14,766	772,852
MetLife, Inc.	13,526	726,617
Millea Holdings, Inc.	106,975	3,321,992
Mitsui Sumitomo Insurance Group Holdings, Inc.	42,766	934,110
Prudential Financial, Inc.	5,527	486,044
Prudential PLC	44,196	981,628
Reinsurance Group of America, Inc. Class A	1,552	124,362

	Number of Shares	Value
Sompo Japan Nipponkoa Holdings	28,000	$680,315
Sony Financial Holdings, Inc.	38,300	620,069
Xl Group PLC	15,914	527,867

		16,851,610

Investment Companies — 0.0%
RHJ International Deposit Shares (a)	46,200	228,097
RHJ International Deposit Shares (a)	11,800	58,180

		286,277

Real Estate — 1.4%
BR Malls Participacoes SA	67,529	533,280
Capitaland Ltd.	591,500	1,482,014
China Overseas Land & Investment Ltd.	304,000	778,000
Cyrela Brazil Realty SA	49,325	248,867
Daikyo, Inc.	33,000	61,763
Daito Trust Construction Co. Ltd.	4,500	531,831
Deutsche Annington Immobilien SE	32,021	925,958
Global Logistic Properties Ltd.	377,000	800,004
Nomura Real Estate Holdings, Inc.	18,700	321,495
Sun Hung Kai Properties Ltd.	137,000	1,938,401
The St. Joe Co. (a)	105,745	2,107,498

		9,729,111

Real Estate Investment Trusts (REITS) — 0.7%
American Capital Agency Corp.	8,857	188,211
American Tower Corp.	7,024	657,657
Equity Residential	18,377	1,131,656
Fibra Uno Administracion SA de CV	341,670	1,123,933
The Link REIT	165,733	956,335
TF Administradora Industrial S de RL de CV	326,200	718,682

		4,776,474

		77,181,375

Industrial — 8.6%
Aerospace & Defense — 1.3%
The Boeing Co.	875	111,457
European Aeronautic Defence and Space Co.	37,310	2,341,949
General Dynamics Corp.	1,267	161,023
L-3 Communications Holdings, Inc.	1,199	142,585
Northrop Grumman Corp.	1,364	179,721
Raytheon Co.	1,708	173,567
Safran SA	54,778	3,546,636
United Technologies Corp.	24,040	2,538,624

		9,195,562

Biotechnology — 0.1%
Daikin Industries Ltd.	12,000	744,701

Building Materials — 0.3%
Compagnie de Saint-Gobain	24,915	1,134,812
Rinnai Corp.	6,500	538,550

		1,673,362

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.6%
Energizer Holdings, Inc.	971	$119,637
GS Yuasa Corp.	24,000	139,974
Hitachi Ltd.	206,600	1,572,383
Mitsubishi Electric Corp.	83,000	1,106,586
Schneider Electric SA	11,713	895,665
Schneider Electric SA	1,817	138,075

		3,972,320

Electronics — 1.1%
Agilent Technologies, Inc.	22,096	1,259,030
Avnet, Inc.	2,758	114,457
Fanuc Ltd.	2,650	478,550
Hoya Corp.	29,520	992,159
Keyence Corp.	400	174,011
Koninklijke Philips NV	11,235	357,679
Kyocera Corp.	12,900	601,788
Mabuchi Motor Co. Ltd.	900	78,630
Mettler-Toledo, Inc. (a)	1,897	485,879
Murata Manufacturing Co. Ltd.	5,770	656,656
NEC Corp.	188,000	650,471
Omron Corp.	5,500	250,073
PerkinElmer, Inc.	12,524	546,046
TE Connectivity Ltd.	2,500	138,225
Waters Corp. (a)	6,853	679,269

		7,462,923

Engineering & Construction — 0.3%
Bouygues SA	708	22,794
JGC Corp.	40,030	1,093,487
Kinden Corp.	4,000	41,174
Maeda Road Construction Co. Ltd.	2,000	31,073
Okumura Corp.	76,230	445,172
Toda Corp.	97,200	487,290

		2,120,990

Hand & Machine Tools — 0.2%
SMC Corp.	900	248,539
Stanley Black & Decker, Inc.	12,926	1,147,699
THK Co. Ltd.	2,800	69,776

		1,466,014

Health Care – Services — 0.2%
Thermo Fisher Scientific, Inc.	13,689	1,665,951

Machinery – Construction & Mining — 0.1%
Komatsu Ltd.	15,200	351,831

Machinery – Diversified — 0.7%
CNH Industrial NV	8,333	66,081
Cummins India Ltd.	68,261	742,848
Cummins, Inc.	3,749	494,793
Haitian International Holdings Ltd.	148,171	335,219
IHI Corp.	94,000	487,395
Kubota Corp.	25,220	397,502
Mitsubishi Heavy Industries Ltd.	115,000	740,602

	Number of Shares	Value
Nabtesco Corp.	4,900	$117,570
Rockwell Automation, Inc.	15,588	1,712,809

		5,094,819

Manufacturing — 1.1%
Colfax Corp. (a)	25,278	1,440,088
Danaher Corp.	7,159	543,941
Dover Corp.	1,238	99,448
Eaton Corp. PLC	19,324	1,224,562
Nikon Corp.	6,800	98,359
Parker Hannifin Corp.	995	113,579
Siemens AG	33,556	3,999,420

		7,519,397

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	6,742	1,597,045

Packaging & Containers — 0.2%
Crown Holdings, Inc. (a)	14,705	654,667
Sealed Air Corp.	18,039	629,200

		1,283,867

Shipbuilding — 0.0%
Samsung Heavy Industries Co. Ltd.	11,958	285,676

Transportation — 2.2%
Canadian National Railway Co.	24,494	1,738,094
CSX Corp.	22,254	713,463
East Japan Railway	23,653	1,773,985
FedEx Corp.	6,430	1,038,124
J.B. Hunt Transport Services, Inc.	8,757	648,456
Kamigumi Co. Ltd.	4,000	37,950
Nippon Express Co. Ltd.	22,000	92,277
Novorossiysk Commercial Sea Port-Reg GDR (Russia) (e)	16,712	47,796
Seino Holdings Co. Ltd.	6,000	48,098
Union Pacific Corp.	27,204	2,949,458
United Continental Holdings, Inc. (a)	58,233	2,724,722
United Parcel Service, Inc. Class B	32,332	3,177,912

		14,990,335

		59,424,793

Technology — 2.3%
Computers — 0.3%
Accenture PLC Class A	1,483	120,597
Apple, Inc.	1,378	138,833
Atos Origin SA	15,307	1,108,862
Computer Sciences Corp.	2,624	160,458
Seagate Technology	2,207	126,395
Western Digital Corp.	2,190	213,131

		1,868,276

Internet — 0.0%
Check Point Software Technologies Ltd. (a)	1,836	127,125

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Office Equipment/Supplies — 0.0%
Pitney Bowes, Inc.	4,363	$109,032

Semiconductors — 0.5%
KLA-Tencor Corp.	1,500	118,170
Rohm Co. Ltd.	16,060	1,011,548
Samsung Electronics Co. Ltd.	1,690	1,891,940

		3,021,658

Software — 1.5%
Activision Blizzard, Inc.	77,736	1,616,131
Adobe Systems, Inc. (a)	2,043	141,355
Castlight Health, Inc. (a)	7,268	94,048
Electronic Arts, Inc. (a)	28,811	1,025,960
Fidelity National Information Services, Inc.	2,745	154,544
GungHo Online Entertainment, Inc.	47,500	226,816
Informatica Corp. (a)	9,989	342,023
Intuit, Inc.	1,560	136,734
Microsoft Corp.	2,913	135,047
Nexon Co. Ltd.	14,600	120,539
Oracle Corp.	78,465	3,003,640
Palantir Technologies, Inc. (a) (b)	107,092	656,474
Ubisoft Entertainment (a)	34,271	561,120
Veeva Systems, Inc. Class A (a)	41,269	1,162,548
VMware, Inc. Class A (a)	3,833	359,689
Worldline SA (a)	39,880	801,707

		10,538,375

		15,664,466

Utilities — 2.3%
Electric — 1.4%
The AES Corp.	50,525	716,445
American Electric Power Co., Inc.	16,711	872,481
Calpine Corp. (a)	47,814	1,037,564
CenterPoint Energy, Inc.	20,967	513,062
Chubu Electric Power Co., Inc. (a)	20,000	229,713
Dominion Resources, Inc.	19,584	1,353,059
DTE Energy Co.	2,990	227,479
Enel SpA	137,035	723,023
National Grid PLC	64,397	923,346
NextEra Energy, Inc.	12,500	1,173,500
NRG Energy, Inc.	17,678	538,825
NRG Yield, Inc. Class A	2,404	113,108
PPL Corp.	26,316	864,217
RWE AG	7,041	274,756
Terna Rete Elettrica Nazionale SpA	37,859	189,757

		9,750,335

Gas — 0.8%
Beijing Enterprises Holdings Ltd.	153,422	1,317,229
Gas Natural SDG SA	10,395	305,187
Gaz De France	37,577	939,827
Sempra Energy	10,348	1,090,472
Snam Rete Gas SpA	65,258	359,732

	Number of Shares	Value
Tokyo Gas Co. Ltd.	205,988	$1,158,650

		5,171,097

Water — 0.1%
American Water Works Co., Inc.	12,750	614,932

		15,536,364

TOTAL COMMON STOCK (Cost $357,109,475)		410,889,610

PREFERRED STOCK — 2.3%
Basic Materials — 0.1%
Iron & Steel — 0.1%
Cliffs Natural Resources, Inc. 7.000%	13,542	151,670
Project Lighthouse, Series F (a) (b)	29,324	334,971

		486,641

Communications — 0.1%
Telecommunications — 0.1%
Crown Castle International Corp. 4.500%	6,094	640,967

Consumer, Cyclical — 0.8%
Auto Manufacturers — 0.2%
Volkswagen AG 1.580%	8,089	1,679,322

Automotive & Parts — 0.6%
Mobileye NV (a) (b)	80,875	4,117,387

		5,796,709

Consumer, Non-cyclical — 0.1%
Foods — 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.110%	9,893	431,853

Financial — 0.9%
Banks — 0.4%
HSBC Holdings PLC 8.000%	14,008	373,173
Itau Unibanco Holding SA 3.000%	71,268	986,149
Royal Bank of Scotland Group PLC, Series M 6.400%	11,375	278,688
Royal Bank of Scotland Group PLC, Series Q 6.750%	9,322	233,143
Royal Bank of Scotland Group PLC, Series T 7.250%	13,724	346,531
US Bancorp, Series F 6.500%	13,364	383,280
US Bancorp, Series G 6.000%	6,837	184,531
Wells Fargo & Co. 7.500%	240	288,602

		3,074,097

Diversified Financial — 0.2%
Citigroup Capital XIII 7.875%	24,692	664,709
RBS Capital Funding Trust V 5.900%	19,285	453,969

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
RBS Capital Funding Trust VII, Series G 6.080%	24,152	$576,991

		1,695,669

Real Estate — 0.1%
Forestar Group, Inc. 6.000%	13,600	333,880

Real Estate Investment Trusts (REITS) — 0.1%
American Tower Corp. 5.250%	2,607	282,859
Health Care REIT, Inc. 6.500%	9,632	550,758

		833,617

Savings & Loans — 0.1%
GMAC Capital Trust I 8.125%	28,237	751,386

		6,688,649

Government — 0.1%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association, Series S 8.250%	41,075	377,890

Industrial — 0.1%
Aerospace & Defense — 0.1%
United Technologies Corp. 7.500%	4,800	282,672

Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc. 6.250%	1,807	204,534

		487,206

Technology — 0.0%
Semiconductors — 0.0%
Samsung Electronics Co. Ltd. 1.530%	148	125,778

Utilities — 0.1%
Electric — 0.1%
Dominion Resources, Inc. 6.375%	6,500	324,350
NextEra Energy, Inc. 5.599%	8,579	534,643

		858,993

TOTAL PREFERRED STOCK (Cost $11,269,477)		15,894,686

TOTAL EQUITIES (Cost $368,378,952)		426,784,296

	Principal Amount
BONDS & NOTES — 21.1%

BANK LOANS — 1.1%
Diversified Financial — 0.1%
Deutsche Raststatten Gruppe IV GmbH, Term Loan A EUR (f) 3.332% 12/10/18	$315,357	397,814
Deutsche Raststatten Gruppe IV GmbH, Term Loan B EUR (f) 3.582% 12/10/19	127,160	160,609

		558,423

	Principal Amount	Value
Entertainment — 0.2%
Charter Communications Operating, LLC, Term Loan G 4.250% 9/12/21	$419,000	$417,475
Univision Communications, Inc., Term Loan C4 4.000% 3/01/20	683,629	670,387

		1,087,862

Health Care – Products — 0.0%
Mallinckrodt International Finance S.A., Term Loan B 3.500% 3/19/21	165,369	162,655

Iron & Steel — 0.0%
Essar Steel Algoma, Inc., ABL Term Loan 12.250% 11/15/14	206,954	206,825

Lodging — 0.2%
Hilton Worldwide Finance LLC, Term Loan B2 3.500% 10/26/20	1,589,556	1,563,059

Oil & Gas — 0.4%
Drillships Financing Holding, Inc., Term Loan B1 6.000% 3/31/21	341,760	327,235
Drillships Ocean Ventures, Inc., Term Loan B 5.500% 7/25/21	298,663	288,957
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	471,533	472,122
Obsidian Natural Gas Trust, Term Loan 7.000% 11/02/15	272,595	273,277
Seadrill Partners Finco LLC, Term Loan B 4.000% 2/21/21	637,409	605,539
Sheridan Production Partners II, L.P., Term Loan A 4.250% 12/16/20	704,146	695,344
Sheridan Production Partners II, L.P., Term Loan B 4.250% 12/16/20	97,927	96,703
Sheridan Production Partners II, L.P., Term Loan M 4.250% 12/16/20	36,524	36,067

		2,795,244

Pharmaceuticals — 0.2%
Grifols Worldwide Operations USA, Inc., Term Loan B 3.154% 2/27/21	1,111,132	1,089,610

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.0%
AP One Channel Center Owner LP, Mezzanine Term Loan 6.402% 7/15/19	$265,000	$265,000

TOTAL BANK LOANS (Cost $7,851,026)		7,728,678

CORPORATE DEBT — 6.9%
Agriculture — 0.1%
BAT International Finance PLC (c) 2.125% 6/07/17	336,000	341,463

Auto Manufacturers — 0.2%
Volkswagen International Finance NV EUR (f) (c) 5.500% 11/09/15	800,000	1,041,865

Banks — 1.5%
Banco Santander Chile FRN (c) 2.108% 6/07/18	460,000	467,475
Bank of America Corp. FRN 1.303% 3/22/18	254,000	258,717
Bank of America Corp. 2.600% 1/15/19	322,000	321,373
BNP Paribas SA 2.400% 12/12/18	1,013,000	1,015,885
CIT Group, Inc. (c) 4.750% 2/15/15	378,000	381,780
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.950% 11/09/22	251,000	252,068
Deutsche Bank Capital Funding Trust VII VRN (c) 5.628% 1/29/49	83,000	85,283
Export-Import Bank of Korea 2.875% 9/17/18	200,000	204,217
HSBC Holdings PLC VRN 6.375% 12/31/49	1,105,000	1,103,619
HSBC USA, Inc. 1.625% 1/16/18	366,000	364,683
Intesa Sanpaolo SpA 3.875% 1/16/18	200,000	208,549
Intesa Sanpaolo SpA 3.875% 1/15/19	746,000	773,918
JPMorgan Chase & Co. VRN 6.100% 12/31/49	1,346,000	1,330,857
Lloyds Bank PLC 2.300% 11/27/18	200,000	200,456
Lloyds TSB Bank PLC VRN GBP (f) 13.000% 12/31/49	565,000	1,513,607
State Bank of India/London (c) 3.622% 4/17/19	496,000	503,348
Sumitomo Mitsui Banking Corp. 2.450% 1/10/19	439,000	443,659

	Principal Amount	Value
UBS AG 2.375% 8/14/19	$325,000	$322,146
USB Capital IX VRN 3.500% 10/29/49	497,000	422,450

		10,174,090

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	240,000	239,680

Biotechnology — 0.3%
Cubist Pharmaceuticals, Inc., Convertible 2.500% 11/01/17	208,000	484,510
Gilead Sciences, Inc., Convertible 1.625% 5/01/16	403,000	1,881,758

		2,366,268

Building Materials — 0.0%
Building Materials Corp. of America (c) 6.875% 8/15/18	114,000	117,990

Coal — 0.0%
Bumi Investment Pte Ltd. (c) 10.750% 10/06/17	251,000	106,675

Computers — 0.0%
SunGard Data Systems, Inc. 7.375% 11/15/18	140,000	144,200

Diversified Financial — 1.2%
Ally Financial, Inc. 2.750% 1/30/17	518,000	507,640
Ally Financial, Inc. 3.500% 1/27/19	350,000	340,375
Capital One Bank USA NA 2.150% 11/21/18	360,000	358,697
Citigroup, Inc. VRN 5.950% 12/31/49	267,000	266,917
Credit Suisse Group Guernsey I Ltd. VRN (e) 7.875% 2/24/41	310,000	328,600
Ford Motor Credit Co. LLC 1.724% 12/06/17	793,000	787,409
Ford Motor Credit Co. LLC 2.375% 1/16/18	366,000	369,373
Ford Motor Credit Co. LLC 5.000% 5/15/18	452,000	493,650
General Electric Capital Corp. 5.550% 5/04/20	245,000	280,321
General Electric Capital Corp. VRN 6.250% 12/29/49	500,000	538,750
General Electric Capital Corp. VRN 6.375% 11/15/67	381,000	412,433
General Motors Financial Co., Inc. 3.500% 7/10/19	511,000	514,831
The Goldman Sachs Group, Inc. VRN 5.700% 12/31/49	575,000	583,337

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Hyundai Capital America (c) 2.125% 10/02/17	$204,000	$206,470
JP Morgan Chase & Co. VRN 5.150% 12/29/49	664,000	632,460
JP Morgan Chase & Co. 6.125% 6/27/17	256,000	285,366
Merrill Lynch & Co., Inc. 6.875% 4/25/18	318,000	366,782
Morgan Stanley VRN 5.450% 12/31/49	427,000	423,798
Morgan Stanley 7.300% 5/13/19	216,000	257,636
Synchrony Financial 3.750% 8/15/21	325,000	327,936

		8,282,781

Electric — 0.0%
Empresa Distribuidora Y Comercializadora Norte (c) 9.750% 10/25/22	80,000	58,400

Electrical Components & Equipment — 0.1%
Suzlon Energy Ltd. STEP (c) 3.250% 7/16/19	1,196,000	897,000

Engineering & Construction — 0.1%
Odebrecht Finance Ltd. (c) 4.375% 4/25/25	400,000	376,000

Entertainment — 0.1%
Delta Topco Ltd. (b) 10.000% 11/24/60	671,247	673,868

Foods — 0.1%
Olam International Ltd., Convertible (e) 6.000% 10/15/16	500,000	536,250

Forest Products & Paper — 0.1%
TFS Corp. Ltd. (c) 11.000% 7/15/18	600,000	657,000

Health Care – Services — 0.2%
Bio City Development Co. B.V. (Acquired 7/06/11, Cost $1,400,000) (b) (c) (g) 8.000% 7/06/18	1,400,000	861,280
Brookdale Senior Living, Inc., Convertible 2.750% 6/15/18	73,000	93,942
WellPoint, Inc., Convertible 2.750% 10/15/42	389,000	640,634

		1,595,856

Holding Company – Diversified — 0.1%
Hutchison Whampoa International 11 Ltd. (c) 3.500% 1/13/17	348,000	364,300

	Principal Amount	Value
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (c) (g) (h) 5.500% 11/13/14	$618,000	$123,600

		487,900

Internet — 0.1%
SINA Corp/China, Convertible (c) 1.000% 12/01/18	340,000	313,012
Twitter, Inc., Convertible (c) 1.000% 9/15/21	300,000	293,438

		606,450

Media — 0.1%
Cablevision Systems Corp. 5.875% 9/15/22	203,000	196,403
NBCUniversal Enterprise, Inc. (c) 5.250% 12/31/49	300,000	312,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (c) 5.500% 1/15/23	202,000	204,020

		712,423

Mining — 0.0%
FMG Resources Property Ltd. (c) 6.000% 4/01/17	185,000	186,388

Office Equipment/Supplies — 0.0%
Xerox Corp. 6.350% 5/15/18	207,000	236,524

Oil & Gas — 0.6%
Chesapeake Energy Corp. FRN 3.484% 4/15/19	212,000	212,530
Cobalt International Energy, Inc., Convertible 2.625% 12/01/19	785,000	650,078
Cobalt International Energy, Inc., Convertible 3.125% 5/15/24	996,000	890,175
Petrobras Global Finance BV FRN 2.374% 1/15/19	966,000	965,710
Petrobras International Finance Co. 5.375% 1/27/21	198,000	200,142
Reliance Holdings USA, Inc. (c) 4.500% 10/19/20	323,000	337,919
YPF SA (c) 8.750% 4/04/24	263,000	268,260
YPF SA (c) 8.875% 12/19/18	404,000	416,120

		3,940,934

Packaging & Containers — 0.0%
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	77,000	71,610

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.4%
BioMarin Pharmaceutical, Inc., Convertible 0.750% 10/15/18	$127,000	$134,461
BioMarin Pharmaceutical, Inc., Convertible 1.500% 10/15/20	127,000	139,065
Forest Laboratories, Inc. (c) 4.375% 2/01/19	417,000	438,918
Forest Laboratories, Inc. (c) 5.000% 12/15/21	293,000	313,183
Mylan, Inc. /PA 2.550% 3/28/19	460,000	457,451
Mylan, Inc. /PA, Convertible 3.750% 9/15/15	349,000	1,192,271

		2,675,349

Pipelines — 0.0%
Sabine Pass Liquefaction LLC 5.625% 4/15/23	252,000	254,520

Real Estate — 0.4%
CapitaLand Ltd. SGD (c) (f) 1.950% 10/17/23	500,000	399,780
CapitaLand Ltd., Convertible SGD (e) (f) 2.100% 11/15/16	750,000	589,382
CapitaLand Ltd., Convertible SGD (e) (f) 2.950% 6/20/22	1,250,000	982,304
Forest City Enterprises, Inc., Convertible 4.250% 8/15/18	350,000	384,344
Sun Hung Kai Properties Capital Market Ltd. (e) 4.500% 2/14/22	200,000	210,530

		2,566,340

Real Estate Investment Trusts (REITS) — 0.1%
American Tower Corp. 3.400% 2/15/19	141,000	144,056
Trust F/1401 (c) 5.250% 12/15/24	270,000	280,800

		424,856

Retail — 0.0%
Best Buy Co., Inc. 5.000% 8/01/18	324,000	333,720

Savings & Loans — 0.2%
Dana Gas Sukuk Ltd., Convertible (c) 7.000% 10/31/17	1,224,670	1,126,696
Dana Gas Sukuk Ltd. (c) 9.000% 10/31/17	580,950	534,474

		1,661,170

Semiconductors — 0.1%
Intel Corp., Convertible (c) 3.250% 8/01/39	214,000	358,851

	Principal Amount	Value
Software — 0.1%
Salesforce.com, Inc., Convertible 0.250% 4/01/18	$365,000	$406,975
Take-Two Interactive Software, Inc., Convertible 1.750% 12/01/16	360,000	478,350

		885,325

Telecommunications — 0.6%
AT&T, Inc. 2.375% 11/27/18	885,000	893,279
Colombia Telecomunicaciones SA (c) 5.375% 9/27/22	216,000	217,080
Hughes Satellite Systems Corp. 7.625% 6/15/21	103,000	112,270
Intelsat Jackson Holdings SA 7.500% 4/01/21	412,000	439,810
Telecom Italia Finance SA EUR (e) (f) 6.125% 11/15/16	500,000	770,145
Telecom Italia SpA (c) 5.303% 5/30/24	487,000	477,260
Telefonica Participaciones SAU EUR (f) 4.900% 9/25/17	800,000	1,027,426
Telefonica SA EUR (e) (f) 6.000% 7/24/17	200,000	267,136

		4,204,406

Transportation — 0.1%
Inversiones Alsacia SA (Acquired 2/18/11, Cost $566,000) (c) (g) 8.000% 8/18/18	292,660	204,862
Viterra, Inc. (c) 5.950% 8/01/20	139,000	155,810

		360,672

TOTAL CORPORATE DEBT (Cost $45,594,392)		47,576,824

SOVEREIGN DEBT OBLIGATIONS — 8.6%
Argentina Bonar Bonds 7.000% 4/17/17	1,220,931	1,050,984
Argentina Bonar Bonds 7.000% 4/17/17	168,849	148,512
Argentina Bonar Bonds 8.750% 5/07/24	778,238	680,410
Australia Government Bond AUD (f) 2.750% 10/21/19	9,092,000	7,864,897
Australia Government Bond AUD (f) 5.250% 3/15/19	5,024,000	4,827,820
Brazil Notas do Tesouro Nacional Serie B BRL (f) 6.000% 5/15/23	3,922,000	4,010,427

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Brazil Notas do Tesouro Nacional Serie B BRL (f) 6.000% 8/15/24	$148,000	$150,061
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/21	12,208,000	4,519,431
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/23	4,436,000	1,611,003
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/25	3,300,000	1,176,070
Brazilian Government International Bond 4.875% 1/22/21	710,000	754,730
Indonesia Treasury Bond IDR (f) 7.875% 4/15/19	7,790,000,000	629,721
Mexican Bonos MXN (f) 8.000% 12/07/23	43,472,900	3,666,060
Poland Government Bond PLN (f) 5.250% 10/25/20	7,136,000	2,476,923
Poland Government Bond PLN (f) 5.750% 10/25/21	7,536,000	2,708,184
Provincia de Buenos Aires/Argentina (e) 10.875% 1/26/21	165,000	148,912
Republic of Germany EUR (f) 4.250% 7/04/17	4,012,092	5,668,984
United Kingdom Gilt GBP (e) (f) 2.250% 9/07/23	5,390,439	8,694,930
United Mexican States MXN (f) 10.000% 12/05/24	84,996,100	8,171,561

		58,959,620

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $62,219,463)		58,959,620

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds & Notes — 4.5%
U.S. Treasury Note	1,921,000	1,922,154
U.S. Treasury Note 0.250% 3/31/15	3,491,200	3,494,592
U.S. Treasury Note (i) 1.250% 10/31/18	3,574,400	3,529,510
U.S. Treasury Note 1.625% 7/31/19	4,714,000	4,684,215
U.S. Treasury Note 1.625% 8/31/19	5,539,200	5,501,335
U.S. Treasury Note 2.000% 5/31/21	6,754,500	6,675,676

	Principal Amount	Value
U.S. Treasury Note 2.250% 4/30/21	$5,062,500	$5,087,170

		30,894,652

TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,003,608)		30,894,652

TOTAL BONDS & NOTES (Cost $146,668,489)		145,159,774

	Number of Shares
MUTUAL FUNDS — 1.2%
Diversified Financial — 1.2%
BlackRock Liquidity Funds TempFund Portfolio	2,659,296	2,659,296
ETFS Gold Trust (a)	14,400	1,706,112
ETFS Physical Palladium Shares (a)	4,767	358,383
ETFS Platinum Trust (a)	4,024	508,191
iShares Gold Trust (a)	141,484	1,655,363
SPDR Gold Trust (a)	14,105	1,639,142

		8,526,487

TOTAL MUTUAL FUNDS (Cost $10,101,905)		8,526,487

	Units
PURCHASED OPTIONS — 1.2%
Communications — 0.0%
Internet — 0.0%
Google, Inc., Call, Expires 1/16/15, Strike 600.00	1,296	23,393

Consumer, Cyclical — 0.0%
Automotive & Parts — 0.0%
Delphi Automotive PLC, Call, Expires 1/16/15, Strike 72.50	1,700	553
Entertainment — 0.0%
Entertainment Gaming Asia, Inc., Call, Expires 3/20/15, Strike 100.00	10,447	38,131
Entertainment Gaming Asia, Inc., Call, Expires 3/20/15, Strike 100.00	8,292	30,266

		68,950

Consumer, Non-cyclical — 0.2%
Beverages — 0.0%
The Coca-Cola Co., Call, Expires 1/16/15, Strike 45.00	134,916	66,109

Commercial Services — 0.0%
Visa Inc., Call, Expires 1/16/15, Strike 220.00	7,900	41,475

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
Health Care – Products — 0.0%
Johnson & Johnson Co., Call, Expires 2/20/15, Strike 105.00	66,000	$281,016

Health Care – Services — 0.1%
Aetna, Inc., Call, Expires 6/19/15, Strike 80.00	25,400	163,889
Humana, Inc., Expires 6/19/15, Strike 125.00	16,161	225,100

		388,989

Pharmaceuticals — 0.1%
AbbVie, Inc. Call, Expires 6/19/2015, Strike 55.00	31,400	187,560
Boai NKY Pharmaceuticals Ltd., Call, Expires 3/13/15, Strike 16500.00	13,315	78,306
Boai NKY Pharmaceuticals Ltd., Call, Expires 3/13/15, Strike 16500.00	13,305	78,247
Merck & Co., Inc., Call, Expires 1/16/15, Strike 55.00	65,686	336,641
Mylan, Inc., Call, Expires 1/16/15, Strike 47.00	15,900	34,026
Mylan, Inc., Call, Expires 1/16/15, Strike 47.00	15,900	34,026
Mylan, Inc., Call, Expires 1/16/15, Strike 55.00	15,900	6,439
Pfizer, Inc., Call, Expires 1/16/15, Strike 32.50	65,305	11,514

		766,759

Retail — 0.0%
Coach Inc., Call, Expires 2/20/15, Strike 60.00	13,305	75

		1,544,423

Energy — 0.2%
Oil & Gas — 0.1%
Anadarko Petroleum Corp., Call, Expires 1/16/2015, Strike 110.00	9,700	6,159
Anadarko Petroleum Corp., Call, Expires 5/15/2015, Strike 115.00	30,452	164,441
Anadarko Petroleum Corp., Call, Expires 5/15/2015, Strike 115.00	18,536	100,094
Anadarko Petroleum Corp., Call, Expires 5/15/2015, Strike 115.00	11,254	60,772
Anadarko Petroleum Corp., Call, Expires 5/15/2015, Strike 115.00	5,958	32,173
Cobalt International Energy, Inc., Call, Expires 1/15/16, Strike 15.00	37,950	82,541
Cobalt International Energy, Inc., Call, Expires 1/15/16, Strike 15.00	26,565	57,779

	Units	Value
Devon Energy Corp., Call, Expires 4/17/15, Strike 75.00	13,273	$28,338
Devon Energy Corp., Call, Expires 4/17/15, Strike 75.00	13,273	28,338
EOG Resources, Inc., Call, Expires 10/17/14, Strike 120.00	18,273	1,645
Marathon Petroleum Corp., Call, Expires 4/17/15, Strike 100.00	16,500	31,350
Marathon Petroleum Corp., Call, Expires 4/17/15, Strike 90.00	6,624	29,146
Marathon Petroleum Corp., Call, Expires 4/17/15, Strike 90.00	16,560	72,864
Marathon Petroleum Corp., Call, Expires 4/17/15, Strike 90.00	16,561	72,868
Phillips 66, Call, Expires 5/15/15, Strike 85.00	6,620	26,480
Phillips 66, Call, Expires 5/15/15, Strike 85.00	16,551	66,204
Phillips 66, Call, Expires 5/15/15, Strike 85.00	6,621	26,484
Tesoro Corp., Call, Expires 5/15/15, Strike 65.00	13,200	59,070

		946,746

Oil & Gas Services — 0.1%
Transocean Ltd., Put, Expires 1/16/15, Strike 36.00	10,101	53,030
Transocean Ltd., Put, Expires 1/16/15, Strike 37.00	29,400	181,545
Transocean Ltd., Put, Expires 1/16/15, Strike 38.00	19,604	141,149
Transocean Ltd., Put, Expires 2/20/15, Strike 35.00	27,060	129,211

		504,935

		1,451,681

Financial — 0.8%
Banks — 0.0%
Bank of America Corp., Call, Expires 1/15/16, Strike 20.00	53,000	48,495
JPMorgan Chase & Co., Call, Expires 1/15/16, Strike 75.00	33,100	32,769
Wells Fargo & Co., Call, Expires 1/15/16, Strike 60.00	16,500	18,892

		100,156

Diversified Financial — 0.6%
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 1/25/16, Strike 1.35% (OTC — Goldman Sachs & Co., receive fixed rate); Underlying swap terminates 1/27/26	134,187,000	3,193

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 1/25/16, Strike 1.35% (OTC — Goldman Sachs & Co., receive fixed rate; underlying swap terminates 1/27/26)	268,830,000	$6,396
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 7/29/16, Strike 1.25% (OTC — Deutsche Bank AG, receive fixed rate; underlying swap terminates 8/02/26)	159,980,000	12,193
6-Month JPY LIBOR BBA 5 year Swaption, Put, Expires 4/4/18, Strike 1.07% (OTC — Deutsche Bank AG, receive fixed rate; underlying swap terminates 4/06/23)	143,913,000	9,444
3-Month USD LIBOR BBA 1 year Swaption, Call, Expires 2/12/15, Strike 1.42% (OTC — Deutsche Bank AG, receive fixed rate; underlying swap terminates 2/17/17)	32,663,000	25,258
3-Month USD LIBOR BBA 1 year Swaption, Call, Expires 2/20/15, Strike 1.41% (OTC — Deutsche Bank AG, receive fixed rate; underlying swap terminates 2/24/17)	32,503,017	22,862
3-Month USD LIBOR BBA 1 year Swaption, Call, Expires 3/12/15, Strike 1.62% (OTC — Deutsche Bank AG, receive fixed rate; underlying swap terminates 3/16/17)	33,491,851	48,561
3-Month USD LIBOR BBA 1 year Swaption, Call, Expires 3/13/15, Strike 1.45% (OTC — Bank of America NA receive fixed rate; underlying swap terminates 3/17/17)	32,669,000	26,553
3-Month USD LIBOR BBA 1 year Swaption, Call, Expires 4/14/15, Strike 1.50% (OTC — Deutsche Bank AG, receive fixed rate; underlying swap terminates 4/18/17)	32,661,000	29,494
3-Month USD LIBOR BBA 5 year Swaption, Call, Expires 11/17/14, Strike 1.75% (OTC — Goldman Sachs & Co., receive fixed rate; underlying swap terminates 11/19/19)	51,817,000	31,358
3-Month USD LIBOR BBA 5 year Swaption, Call, Expires 12/15/14, Strike 1.89% (OTC — Deutsche Bank AG, receive fixed rate; underlying swap terminates 12/17/19)	45,660,000	108,360
3-Month USD LIBOR BBA 5 year Swaption, Call, Expires 1/15/15, Strike 1.93% (OTC — Goldman Sachs & Co., receive fixed rate; underlying swap terminates 1/20/20)	9,786,800	31,391

	Units	Value
3-Month USD LIBOR BBA 5 year Swaption, Call, Expires 2/17/15, Strike 2.00% (OTC — Deutsche Bank AG, receive fixed rate; underlying swap terminates 2/19/20)	13,288,000	$61,140
CBOE SPX Volatility Index, Call, Expires 10/22/14, Strike 15.00	19,597	41,154
Citigroup, Inc., Call, Expires 1/15/16, Strike 70.00	36,400	37,492
Euro STOXX 50 Index, Call, Expires 12/15/17, Strike 3,500.00	453	127,392
Euro STOXX 50 Index, Call, Expires 12/18/15, Strike 3,325.00	478	93,959
Euro STOXX 50 Index, Call, Expires 3/16/18, Strike 3,500.00	377	108,752
Euro STOXX 50 Index, Call, Expires 3/17/17, Strike 3,450.00	445	106,718
Euro STOXX 50 Index, Call, Expires 6/15/18, Strike 3,600.00	182	48,897
Euro STOXX 50 Index, Call, Expires 6/16/17, Strike 3,500.00	411	93,661
Euro STOXX 50 Index, Call, Expires 9/15/17, Strike 3,600.00	443	96,410
Euro STOXX 50 Index, Call, Expires 9/21/18, Strike 3,426.55	190	63,697
Euro STOXX 50 Index, Put, Expires 10/17/14, Strike 3,194.78	788	31,420
Euro STOXX 50 Index,, Call, Expires 12/16/16, Strike 3,293.01	1,131	313,062
Goldman Sachs Group, Inc., Call, Expires 1/15/16, Strike 220.00	5,000	18,875
Ibovespa Index, Put, Expires 2/18/15, Strike 55,443.54	29	106,288
Ibovespa Index, Put, Expires 2/18/15, Strike 55,853.04	29	111,940
iPath Goldman Sachs Crude Oil Total Return Index ETN, Call, Expires 1/16/15, Strike 70.00	9,931	14,648
MSCI Emerging Markets Index, Put, Expires 12/19/14, Strike 1,042.00	1,522	90,225
S&P 500 Index, Put, Expires 10/17/14, Strike 1,950.00	1,172	19,748
S&P 500 Index, Put, Expires 10/17/14, Strike 1,975.00	2,302	53,522
S&P 500 Index, Put, Expires 10/17/14, Strike 1,975.00	1,684	42,521
S&P 500 Index, Put, Expires 11/21/14, Strike 1,965.00	1,458	57,428
SPDR Gold Shares, Call, Expires 03/20/15, Strike 133.44	9,065	7,315
SPDR Gold Shares, Call, Expires 06/19/15, Strike 135.00	134	17,688

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
SPDR Gold Shares, Call, Expires 12/20/14, Strike 130.00	301	$9,933
SPDR Gold Shares, Call, Expires 12/31/14, Strike 130.56	10,294	3,661
STOXX Europe 600 Index, Call, Expires 12/16/16, Strike 347.97	3,569	68,163
STOXX Europe 600 Index, Call, Expires 3/18/17, Strike 355.61	4,020	62,647
STOXX Europe 600 Index, Call, Expires 9/16/16, Strike 348.12	4,260	68,769
STOXX Europe 600 Index, Call, Expires 9/15/17, Strike 372.06	2,765	34,202
Topix Index, Call, Expires 12/11/14, Strike 1,314.83	223,095	202,216
Topix Index, Call, Expires 12/11/15, Strike 1,325.00	233,603	202,100
Topix Index, Call, Expires 12/12/14, Strike 1,240.60	166,532	143,959
Topix Index, Call, Expires 3/13/15, Strike 1,350.00	192,271	78,889
Topix Index, Call, Expires 6/12/15, Strike 1,288.50	228,678	187,189
Topix Index, Call, Expires 6/12/15, Strike 1,346.15	125,970	71,186
Topix Index, Call, Expires 9/11/15, Strike 1,344.04	132,700	92,116
Topix Index, Call, Expires 9/11/15, Strike 1,357.29	106,348	68,677
USD Call JPY Put, Expires 9/14/15, Strike 106.38	3,299,711	157,898
USD Call JPY Put, Expires 9/15/15, Strike 106.72	3,299,441	153,770

		3,724,390

Insurance — 0.1%
Ace Limited, Call, Expires 1/16/15, Strike 95.00	29,852	319,361
MetLife Inc., Call, Expires 1/16/15, Strike 50.00	53,735	261,958
MetLife, Inc., Call, Expires 1/17/15, Strike 50.00	61	28,670
Prudential Financial, Inc., Call, Expires 1/16/15, Strike 87.50	41,130	176,859
Prudential Financial, Inc., Call, Expires 1/17/15, Strike 82.50	40	30,200

		817,048

Real Estate Investment Trusts (REITS) — 0.1%
Security Capital U.S. Realty, Put, Expires 10/17/14, Strike 1,109.21	2,886	64,574
Security Capital U.S. Realty, Put, Expires 11/21/14, Strike 1,100.00	2,915	99,110
Security Capital U.S. Realty, Put, Expires 11/21/14, Strike 1,115.00	2,988	120,698

	Units	Value
Security Capital U.S. Realty, Put, Expires 11/21/14, Strike 1,135.00	3,153	$164,916

		449,298

		5,090,892

Industrial — 0.0%
Manufacturing — 0.0%
Siemens AG, Call, Expires 1/16/15, Strike 150.00	16,864	25,633

Technology — 0.0%
Software — 0.0%
Electronic Arts, Inc., Call, Expires 1/16/15, Strike 37.00	25,300	47,058
Hewlett-Packard Co., Call, Expires 11/21/14, Strike 38.50	3,085	900
Oracle Corp., Call, Expires 1/16/15, Strike 42.00	67,458	26,646

		74,604

TOTAL PURCHASED OPTIONS (Cost $8,893,658)		8,279,576

	Number of Shares
RIGHTS — 0.0%
Financial — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 10/13/14 (a)	74,291	7,413

TOTAL RIGHTS (Cost $7,551)		7,413

WARRANTS — 0.0%

Insurance — 0.0%
Sun Hung Kai Properties Ltd., Expires 4/22/16 (a)	11,250	18,806
TFS Corp. Ltd., Expires 7/15/18, Strike 1.28 (a)	222,000	185,214

		204,020

TOTAL WARRANTS (Cost $0)		204,020

TOTAL LONG-TERM INVESTMENTS (Cost $534,050,555)		588,961,566

	Principal Amount
SHORT-TERM INVESTMENTS — 15.8%
Certificate of Deposit — 0.1%
Banco Del Estado De Chile 2.030% 4/02/15	$475,000	474,569

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Sovereign Debt Obligations — 2.0%
Japan Treasury Discount Bill JPY (f) 0.010% 11/25/14	$130,000,000	$1,185,346
Japan Treasury Discount Bill JPY (f) 0.010% 12/15/14	70,000,000	638,262
Japan Treasury Discount Bill JPY (f) 0.010% 1/08/15	130,000,000	1,185,336
Japan Treasury Discount Bill JPY (f) 0.010% 3/10/15	70,000,000	638,319
Mexico Cetes MXN (f) 0.000% 12/11/14	10,000,000	740,294
Mexico Cetes MXN (f) 0.000% 1/22/15	19,597,700	1,445,857
Mexico Cetes MXN (f) 0.000% 2/05/15	6,698,430	493,616
Mexico Cetes MXN (f) 0.000% 2/19/15	11,172,170	822,360
Mexico Cetes MXN (f) 0.000% 3/05/15	17,746,120	1,304,749
Mexico Cetes MXN (f) 0.000% 3/19/15	13,441,640	987,119
Mexico Cetes MXN (f) 0.000% 12/11/14	22,405,600	1,658,493
Mexico Cetes MXN (f) 0.000% 10/16/14	26,100,000	1,940,571
Mexico Cetes MXN (f) 0.000% 11/13/14	10,464,000	775,928

		13,816,250

U.S. Treasury Bills — 13.7%
U.S. Treasury Bill 0.000% 10/02/14	2,000,000	1,999,999
U.S. Treasury Bill 0.000% 10/02/14	3,000,000	2,999,997
U.S. Treasury Bill 0.000% 10/16/14	2,800,000	2,799,977
U.S. Treasury Bill 0.000% 10/23/14	2,000,000	1,999,968
U.S. Treasury Bill 0.000% 10/23/14	5,000,000	4,999,916
U.S. Treasury Bill 0.000% 10/30/14	6,400,000	6,399,812
U.S. Treasury Bill 0.000% 11/06/14	2,000,000	1,999,940
U.S. Treasury Bill 0.000% 11/13/14	20,000,000	19,999,378
U.S. Treasury Bill (j) 0.000% 11/20/14	3,000,000	2,999,865
U.S. Treasury Bill 0.000% 11/28/14	4,000,000	3,999,823
U.S. Treasury Bill 0.000% 12/11/14	1,500,000	1,499,904
U.S. Treasury Bill 0.000% 1/02/15	5,000,000	4,999,840

	Principal Amount	Value
U.S. Treasury Bill 0.000% 1/15/15	$1,739,000	$1,738,744
U.S. Treasury Bill 0.000% 2/12/15	2,000,000	1,999,721
U.S. Treasury Bill 0.000% 2/19/15	2,700,000	2,699,492
U.S. Treasury Bill 0.000% 2/26/15	22,000,000	21,995,930
U.S. Treasury Bill 0.000% 3/05/15	9,000,000	8,998,721

		94,131,027

TOTAL SHORT-TERM INVESTMENTS (Cost $108,730,122)		108,421,846

TOTAL INVESTMENTS — 101.3% (Cost $642,780,677) (k)		697,383,412

Other Assets/(Liabilities) — (1.3)%		(9,026,309)

NET ASSETS — 100.0%		$688,357,103

	Number of Shares
EQUITIES SOLD SHORT — (0.1)%

Consumer, Non-cyclical — (0.1)%
Foods — (0.1)%
General Mills, Inc.	(2,602)	(131,271)
Kellogg Co.	(2,170)	(133,672)
Campbell Soup Co.	(3,180)	(135,881)

		(400,824)

TOTAL EQUITIES SOLD SHORT (Cost $(414,952))		(400,824)

Notes to Consolidated Portfolio of Investments

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SGD	Singapore Dollar
STEP	Step Up Bond
VRN	Variable Rate Note

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2014, these securities amounted to a value of $9,824,139 or 1.43% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $14,134,577 or 2.05% of net assets.
(d)	These securities are held as collateral for written options. (Note 2).
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2014, these securities amounted to a value of $13,010,844 or 1.89% of net assets.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Restricted security. Certain securities are restricted as to resale. At September 30, 2014, these securities amounted to a value of $1,189,742 or 0.17% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(h)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2014, these securities amounted to a value of $123,600 or 0.02% of net assets.
(i)	This security is held as collateral for securities sold short. (Note 2).
(j)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Basic Materials — 2.6%
Chemicals — 1.8%
Ashland, Inc.	1,700	$176,970
Celanese Corp. Series A	3,400	198,968
CF Industries Holdings, Inc.	800	223,376
E.I. du Pont de Nemours & Co.	57,909	4,155,550
Eastman Chemical Co.	2,400	194,136
Huntsman Corp.	5,400	140,346
LyondellBasell Industries NV Class A	12,500	1,358,250
The Mosaic Co.	2,900	128,789
Westlake Chemical Corp.	2,900	251,111

		6,827,496

Forest Products & Paper — 0.1%
International Paper Co.	3,900	186,186
MeadWestvaco Corp.	2,700	110,538

		296,724

Iron & Steel — 0.0%
Allegheny Technologies, Inc.	400	14,840
Nucor Corp.	2,800	151,984

		166,824

Mining — 0.7%
Freeport-McMoRan, Inc.	9,100	297,115
Vulcan Materials Co.	36,395	2,192,071

		2,489,186

		9,780,230

Communications — 10.4%
Advertising — 0.8%
Omnicom Group, Inc.	43,780	3,014,691

Internet — 2.1%
AOL, Inc. (a)	51,997	2,337,265
Liberty Interactive Corp. Class A (a)	85,777	2,446,360
Symantec Corp.	137,723	3,237,868

		8,021,493

Media — 3.4%
Comcast Corp. Class A	55,865	3,004,420
DIRECTV (a)	12,200	1,055,544
Gannett Co., Inc.	5,100	151,317
Liberty Global PLC Series A (a)	43,945	1,869,420
Time Warner, Inc.	32,300	2,429,283
Viacom, Inc. Class B	53,518	4,117,675

		12,627,659

Telecommunications — 4.1%
Cisco Systems, Inc.	143,497	3,611,819
Corning, Inc.	32,600	630,484
Harris Corp.	2,500	166,000

	Number of Shares	Value
Juniper Networks, Inc.	7,400	$163,910
Knowles Corp. (a)	59,161	1,567,766
Motorola Solutions, Inc.	38,956	2,465,136
QUALCOMM, Inc.	24,700	1,846,819
Verizon Communications, Inc.	53,918	2,695,361
Vodafone Group PLC Sponsored ADR (United Kingdom)	66,399	2,183,863

		15,331,158

		38,995,001

Consumer, Cyclical — 6.7%
Airlines — 0.2%
Alaska Air Group, Inc.	3,200	139,328
Delta Air Lines, Inc.	13,400	484,410

		623,738

Auto Manufacturers — 0.7%
General Motors Co.	71,442	2,281,857
Paccar, Inc.	3,300	187,688

		2,469,545

Automotive & Parts — 0.2%
Johnson Controls, Inc.	15,400	677,600
Lear Corp.	2,000	172,820
WABCO Holdings, Inc. (a)	600	54,570

		904,990

Home Builders — 0.0%
PulteGroup, Inc.	6,000	105,960

Home Furnishing — 0.0%
Whirlpool Corp.	1,200	174,780

Housewares — 0.1%
Newell Rubbermaid, Inc.	6,500	223,665

Leisure Time — 0.2%
Carnival Corp.	9,300	373,581
Royal Caribbean Cruises Ltd.	3,700	248,973

		622,554

Lodging — 0.0%
Hyatt Hotels Corp. Class A (a)	800	48,416
Wyndham Worldwide Corp.	1,100	89,386

		137,802

Retail — 5.3%
AutoNation, Inc. (a)	29,804	1,499,439
AutoZone, Inc. (a)	700	356,762
CVS Health Corp.	59,775	4,757,492
Dillard’s, Inc. Class A	600	65,388
Family Dollar Stores, Inc.	32,631	2,520,419
Foot Locker, Inc.	2,300	127,995
The Gap, Inc.	4,000	166,760
Kohl’s Corp.	4,900	299,047
Lowe’s Cos., Inc.	53,695	2,841,539
Macy’s, Inc.	17,700	1,029,786

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
McDonald’s Corp.	9,200	$872,252
Nordstrom, Inc.	3,700	252,969
Penske Auto Group, Inc.	2,100	85,239
Wal-Mart Stores, Inc.	64,100	4,901,727

		19,776,814

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,800	153,986

		25,193,834

Consumer, Non-cyclical — 17.4%
Agriculture — 1.7%
Altria Group, Inc.	37,100	1,704,374
Archer-Daniels-Midland Co.	14,900	761,390
Bunge Ltd.	2,800	235,844
Lorillard, Inc.	8,400	503,244
Philip Morris International, Inc.	28,975	2,416,515
Reynolds American, Inc.	12,100	713,900

		6,335,267

Beverages — 0.8%
Coca-Cola Enterprises, Inc.	6,000	266,160
Dr. Pepper Snapple Group, Inc.	3,100	199,361
PepsiCo, Inc.	28,391	2,642,918

		3,108,439

Biotechnology — 0.6%
Amgen, Inc.	17,000	2,387,820

Commercial Services — 0.1%
Global Payments, Inc.	1,600	111,808
Quanta Services, Inc. (a)	3,700	134,273
Western Union Co.	4,700	75,388

		321,469

Foods — 1.4%
Campbell Soup Co.	2,900	123,917
General Mills, Inc.	14,200	716,390
Ingredion, Inc.	700	53,053
Kellogg Co.	3,300	203,280
Kraft Foods Group, Inc.	5,600	315,840
The Kroger Co.	11,600	603,200
Mondelez International, Inc. Class A	72,105	2,470,678
Pilgrim’s Pride Corp. (a)	3,900	119,184
Sysco Corp.	11,200	425,040

		5,030,582

Health Care – Products — 2.4%
Baxter International, Inc.	5,100	366,027
Becton, Dickinson & Co.	4,300	489,383
CareFusion Corp. (a)	3,700	167,425
Covidien PLC	31,281	2,706,119
Johnson & Johnson	24,600	2,622,114
Medtronic, Inc.	22,500	1,393,875
St. Jude Medical, Inc.	6,400	384,832
Zimmer Holdings, Inc.	7,400	744,070

		8,873,845

	Number of Shares	Value
Health Care – Services — 2.9%
Aetna, Inc.	3,300	$267,300
Cigna Corp.	6,300	571,347
HCA Holdings, Inc. (a)	45,641	3,218,603
Humana, Inc.	3,400	442,986
Laboratory Corporation of America Holdings (a)	800	81,400
Quest Diagnostics, Inc.	1,300	78,884
UnitedHealth Group, Inc.	64,546	5,567,093
WellPoint, Inc.	6,700	801,454

		11,029,067

Household Products — 0.3%
Avery Dennison Corp.	1,500	66,975
Kimberly-Clark Corp.	8,500	914,345

		981,320

Pharmaceuticals — 7.2%
AbbVie, Inc.	13,900	802,864
Actavis PLC (a)	9,096	2,194,683
Bristol-Myers Squibb Co.	53,675	2,747,086
Cardinal Health, Inc.	7,600	569,392
Eli Lilly & Co.	55,901	3,625,180
Merck & Co., Inc.	117,545	6,968,068
Pfizer, Inc.	144,181	4,263,432
Sanofi ADR (France)	64,232	3,624,612
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	44,207	2,376,126

		27,171,443

		65,239,252

Energy — 11.0%
Coal — 0.1%
CONSOL Energy, Inc.	3,500	132,510

Oil & Gas — 9.3%
Apache Corp.	3,500	328,545
Chesapeake Energy Corp.	10,400	239,096
Chevron Corp.	52,251	6,234,589
Cobalt International Energy, Inc. (a)	69,180	940,848
ConocoPhillips	34,600	2,647,592
Denbury Resources, Inc.	3,000	45,090
Devon Energy Corp.	9,100	620,438
Exxon Mobil Corp.	68,900	6,480,045
Hess Corp.	32,253	3,042,103
Marathon Oil Corp.	93,704	3,522,333
Marathon Petroleum Corp.	4,600	389,482
Murphy Oil Corp.	3,600	204,876
Noble Energy, Inc.	36,669	2,506,693
Occidental Petroleum Corp.	18,000	1,730,700
Patterson-UTI Energy, Inc.	2,700	87,831
Phillips 66	13,700	1,113,947
QEP Resources, Inc.	2,800	86,184
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	34,020	2,589,943

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Southwestern Energy Co. (a)	3,000	$104,850
Tesoro Corp.	1,200	73,176
Valero Energy Corp.	43,295	2,003,260

		34,991,621

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	6,800	442,408
HollyFrontier Corp.	2,000	87,360
National Oilwell Varco, Inc.	44,981	3,423,054
Schlumberger Ltd.	19,651	1,998,310
Superior Energy Services, Inc.	2,500	82,175

		6,033,307

		41,157,438

Financial — 25.2%
Banks — 9.3%
Bank of America Corp.	487,229	8,307,254
Bank of New York Mellon Corp.	25,800	999,234
Capital One Financial Corp.	11,200	914,144
Comerica, Inc.	3,900	194,454
Commerce Bancshares, Inc.	2,300	102,684
Fifth Third Bancorp	158,425	3,171,669
Huntington Bancshares, Inc.	18,400	179,032
KeyCorp	20,300	270,599
Northern Trust Corp.	4,500	306,135
PNC Financial Services Group, Inc.	47,735	4,085,161
Regions Financial Corp.	31,200	313,248
State Street Corp.	54,142	3,985,393
SunTrust Banks, Inc.	11,900	452,557
U.S. Bancorp	36,900	1,543,527
Wells Fargo & Co.	193,405	10,031,917

		34,857,008

Diversified Financial — 9.4%
American Express Co.	24,100	2,109,714
Ameriprise Financial, Inc.	27,925	3,445,386
BlackRock, Inc.	3,600	1,181,952
Citigroup, Inc.	103,103	5,342,797
Discover Financial Services	59,781	3,849,299
FNF Group	66,798	1,852,977
Franklin Resources, Inc.	14,200	775,462
The Goldman Sachs Group, Inc.	10,100	1,854,057
Invesco Ltd.	9,900	390,852
JP Morgan Chase & Co.	178,788	10,770,189
Legg Mason, Inc.	42,454	2,171,947
Morgan Stanley	44,000	1,521,080
Navient Corp.	8,800	155,848

		35,421,560

Diversified Financial Services — 0.0%
Voya Financial, Inc.	2,300	89,930

Insurance — 5.6%
ACE Ltd.	7,600	797,012
Alleghany Corp. (a)	400	167,260

	Number of Shares	Value
The Allstate Corp.	10,400	$638,248
American Financial Group, Inc.	4,700	272,083
American International Group, Inc.	89,475	4,833,439
Assurant, Inc.	1,700	109,310
Assured Guaranty Ltd.	2,800	62,048
Axis Capital Holdings Ltd.	1,000	47,330
The Chubb Corp.	14,300	1,302,444
Everest Re Group Ltd.	1,100	178,211
The Hartford Financial Services Group, Inc.	4,100	152,725
HCC Insurance Holdings, Inc.	3,100	149,699
Lincoln National Corp.	6,000	321,480
Markel Corp. (a)	100	63,615
MetLife, Inc.	57,873	3,108,938
PartnerRe Ltd.	1,200	131,868
Principal Financial Group, Inc.	6,600	346,302
Prudential Financial, Inc.	10,400	914,576
Reinsurance Group of America, Inc. Class A	2,000	160,260
RenaissanceRe Holdings Ltd.	2,700	269,973
Torchmark Corp.	8,000	418,960
The Travelers Cos., Inc.	38,980	3,661,781
Unum Group	79,902	2,747,031
W.R. Berkley Corp.	2,000	95,600
XL Group PLC	2,400	79,608

		21,029,801

Real Estate Investment Trusts (REITS) — 0.8%
CBS Outdoor Americas, Inc.	12,017	359,789
Weyerhaeuser Co.	80,743	2,572,472

		2,932,261

Savings & Loans — 0.1%
New York Community Bancorp, Inc.	9,900	157,113
People’s United Financial, Inc.	2,900	41,963

		199,076

		94,529,636

Industrial — 11.8%
Aerospace & Defense — 2.3%
General Dynamics Corp.	8,600	1,092,974
L-3 Communications Holdings, Inc.	2,100	249,732
Lockheed Martin Corp.	7,300	1,334,294
Northrop Grumman Corp.	29,506	3,887,711
Raytheon Co.	7,300	741,826
Rockwell Collins, Inc.	3,000	235,500
United Technologies Corp.	9,300	982,080

		8,524,117

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	14,400	901,152
Energizer Holdings, Inc.	1,300	160,173

		1,061,325

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.1%
Arrow Electronics, Inc. (a)	2,400	$132,840
Avnet, Inc.	4,600	190,900
Garmin Ltd.	1,900	98,781

		422,521

Engineering & Construction — 0.6%
ABB Ltd. Sponsored ADR (Switzerland)	96,433	2,161,064

Environmental Controls — 0.1%
Republic Services, Inc.	7,200	280,944

Hand & Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	1,200	82,962
Snap-on, Inc.	1,300	157,404
Stanley Black & Decker, Inc.	3,400	301,886

		542,252

Machinery – Construction & Mining — 1.2%
Caterpillar, Inc.	9,900	980,397
Ingersoll-Rand PLC	36,653	2,065,763
Joy Global, Inc.	1,600	87,264
Terex Corp.	45,546	1,446,996

		4,580,420

Machinery – Diversified — 0.7%
Cummins, Inc.	3,600	475,128
Deere & Co.	26,104	2,140,267

		2,615,395

Manufacturing — 4.3%
Dover Corp.	3,400	273,122
Eaton Corp. PLC	39,099	2,477,704
General Electric Co.	249,500	6,392,190
Honeywell International, Inc.	40,053	3,729,735
Illinois Tool Works, Inc.	35,627	3,007,631
Parker Hannifin Corp.	3,200	365,280
Trinity Industries, Inc.	1,600	74,752

		16,320,414

Packaging & Containers — 0.9%
Ball Corp.	2,200	139,194
Bemis Co., Inc.	2,400	91,248
Crown Holdings, Inc. (a)	3,100	138,012
Packaging Corporation of America	1,500	95,730
Sealed Air Corp.	81,489	2,842,336
Sonoco Products Co.	2,400	94,296

		3,400,816

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	400	41,684

Transportation — 1.2%
American ExpressNorfolk Southern Corp.	33,405	3,727,998
CSX Corp.	23,000	737,380

		4,465,378

	Number of Shares	Value
Trucking & Leasing — 0.0%
AMERCO	300	$78,567

		44,494,897

Technology — 9.7%
Computers — 5.6%
Accenture PLC Class A	10,000	813,200
Apple, Inc.	119,715	12,061,286
Brocade Communications Systems, Inc.	4,000	43,480
Computer Sciences Corp.	3,200	195,680
EMC Corp.	128,226	3,751,893
Hewlett-Packard Co.	43,000	1,525,210
International Business Machines Corp.	9,300	1,765,419
SanDisk Corp.	4,500	440,775
Western Digital Corp.	5,200	506,064

		21,103,007

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	1,900	47,481
Xerox Corp.	27,400	362,502

		409,983

Semiconductors — 0.6%
Intel Corp.	50,200	1,747,964
Lam Research Corp.	2,600	194,220
NVIDIA Corp.	12,900	238,005

		2,180,189

Software — 3.4%
Broadridge Financial Solutions, Inc.	1,800	74,934
The Dun & Bradstreet Corp.	900	105,723
Microsoft Corp.	216,181	10,022,151
Oracle Corp.	70,700	2,706,396

		12,909,204

		36,602,383

Utilities — 2.7%
Electric — 2.6%
The AES Corp.	16,700	236,806
Alliant Energy Corp.	2,500	138,525
Ameren Corp.	5,300	203,149
American Electric Power Co., Inc.	7,700	402,017
Calpine Corp. (a)	88,533	1,921,166
Consolidated Edison, Inc.	2,700	152,982
Duke Energy Corp.	11,000	822,470
Edison International	5,000	279,600
Exelon Corp.	13,600	463,624
FirstEnergy Corp.	3,900	130,923
NextEra Energy, Inc.	23,408	2,197,543
Northeast Utilities	48,965	2,169,150
OGE Energy Corp.	1,800	66,798
Pinnacle West Capital Corp.	1,000	54,640
Public Service Enterprise Group, Inc.	8,800	327,712

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wisconsin Energy Corp.	3,200	$137,600

		9,704,705

Gas — 0.1%
Sempra Energy	3,800	400,444

Water — 0.0%
American Water Works Co., Inc.	3,100	149,513

		10,254,662

TOTAL COMMON STOCK (Cost $275,361,755)		366,247,333

TOTAL EQUITIES (Cost $275,361,755)		366,247,333

MUTUAL FUNDS — 0.5%
Diversified Financial — 0.5%
iShares Russell 1000 Value Index Fund	17,900	1,791,611

TOTAL MUTUAL FUNDS (Cost $1,828,324)		1,791,611

TOTAL LONG-TERM INVESTMENTS (Cost $277,190,079)		368,038,944

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$7,402,499	7,402,499

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	5,153	5,153

TOTAL SHORT-TERM INVESTMENTS (Cost $7,407,652)		7,407,652

TOTAL INVESTMENTS — 99.9% (Cost $284,597,731) (c)		375,446,596

Other Assets/(Liabilities) — 0.1%		301,745

NET ASSETS — 100.0%		$375,748,341

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,402,501. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 9/15/40 – 2/15/41, and an aggregate market value, including accrued interest, of $7,553,910.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 4.3%
Chemicals — 2.0%
The Dow Chemical Co.	387,010	$20,294,804
E.I. du Pont de Nemours & Co.	144,780	10,389,413

		30,684,217

Forest Products & Paper — 0.9%
International Paper Co.	277,800	13,262,172

Iron & Steel — 1.4%
Nucor Corp.	161,910	8,788,475
Steel Dynamics, Inc.	585,420	13,236,346

		22,024,821

		65,971,210

Communications — 9.4%
Advertising — 0.7%
The Interpublic Group of Companies, Inc.	608,730	11,151,934

Internet — 1.3%
Symantec Corp.	867,640	20,398,216

Media — 2.9%
CBS Corp. Class B	191,750	10,258,625
Comcast Corp. Class A	387,940	20,863,413
Thomson Reuters Corp.	370,230	13,480,075

		44,602,113

Telecommunications — 4.5%
Cisco Systems, Inc.	1,727,610	43,483,944
Verizon Communications, Inc.	504,360	25,212,956

		68,696,900

		144,849,163

Consumer, Cyclical — 9.0%
Auto Manufacturers — 0.3%
Paccar, Inc.	79,330	4,511,894

Home Builders — 0.8%
PulteGroup, Inc.	751,700	13,275,022

Housewares — 1.0%
Newell Rubbermaid, Inc.	458,640	15,781,802

Leisure Time — 0.6%
Norwegian Cruise Line Holdings Ltd. (a)	246,500	8,878,930

Retail — 6.3%
AutoZone, Inc. (a)	23,830	12,145,198
CVS Health Corp.	240,950	19,177,210
The Home Depot, Inc.	178,590	16,383,847
Lowe’s Cos., Inc.	368,470	19,499,432
Nordstrom, Inc.	188,110	12,861,081

	Number of Shares	Value
PVH Corp.	142,010	$17,204,512

		97,271,280

		139,718,928

Consumer, Non-cyclical — 17.0%
Agriculture — 0.8%
Philip Morris International, Inc.	142,280	11,866,152

Beverages — 2.1%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	164,620	18,248,127
Diageo PLC Sponsored ADR (United Kingdom)	121,400	14,009,560

		32,257,687

Biotechnology — 1.3%
Amgen, Inc.	145,720	20,467,831

Foods — 0.6%
Kraft Foods Group, Inc.	182,846	10,312,514

Health Care – Products — 3.7%
Baxter International, Inc.	198,730	14,262,852
Covidien PLC	293,610	25,400,201
Johnson & Johnson	163,370	17,413,609

		57,076,662

Health Care – Services — 1.9%
UnitedHealth Group, Inc.	335,060	28,898,925

Pharmaceuticals — 6.6%
AstraZeneca PLC Sponsored ADR (United Kingdom)	253,400	18,102,896
Merck & Co., Inc.	730,650	43,312,932
Pfizer, Inc.	394,935	11,678,228
Roche Holding AG	74,211	21,974,031
Zoetis, Inc.	188,048	6,948,374

		102,016,461

		262,896,232

Energy — 12.1%
Oil & Gas — 10.5%
Anadarko Petroleum Corp.	159,550	16,184,752
Chevron Corp.	412,190	49,182,511
EOG Resources, Inc.	163,180	16,158,084
Exxon Mobil Corp.	288,980	27,178,569
Marathon Oil Corp.	461,590	17,351,168
Occidental Petroleum Corp.	196,060	18,851,169
Southwestern Energy Co. (a)	502,440	17,560,278

		162,466,531

Oil & Gas Services — 1.6%
Halliburton Co.	379,330	24,470,578

		186,937,109

Financial — 26.6%
Banks — 7.3%
BB&T Corp.	475,470	17,692,239

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PNC Financial Services Group, Inc.	404,960	$34,656,477
Wells Fargo & Co.	1,169,660	60,670,264

		113,018,980

Diversified Financial — 11.4%
Ameriprise Financial, Inc.	156,420	19,299,100
BlackRock, Inc.	72,470	23,793,350
Citigroup, Inc.	717,920	37,202,614
The Goldman Sachs Group, Inc.	122,170	22,426,747
IntercontinentalExchange, Inc.	91,470	17,841,224
JP Morgan Chase & Co.	920,416	55,445,860

		176,008,895

Insurance — 6.8%
ACE Ltd.	252,500	26,479,675
American International Group, Inc.	283,400	15,309,268
Marsh & McLennan Cos., Inc.	462,380	24,200,969
MetLife, Inc.	341,300	18,334,636
Principal Financial Group, Inc.	244,498	12,828,810
Unum Group	257,340	8,847,349

		106,000,707

Real Estate Investment Trusts (REITS) — 1.1%
Host Hotels & Resorts, Inc.	762,600	16,266,258

		411,294,840

Industrial — 9.4%
Aerospace & Defense — 2.8%
Spirit AeroSystems Holdings, Inc. Class A (a)	502,670	19,131,620
United Technologies Corp.	227,120	23,983,872

		43,115,492

Building Materials — 0.8%
Fortune Brands Home & Security, Inc.	308,500	12,682,435

Machinery – Construction & Mining — 0.8%
Ingersoll-Rand PLC	229,610	12,940,819

Manufacturing — 5.0%
3M Co.	109,520	15,516,794
Eaton Corp. PLC	341,190	21,621,210
General Electric Co.	1,066,040	27,311,945
Illinois Tool Works, Inc.	156,250	13,190,625

		77,640,574

		146,379,320

Technology — 9.1%
Computers — 1.9%
EMC Corp.	1,006,580	29,452,531

Semiconductors — 5.6%
Analog Devices, Inc.	291,530	14,427,820
Intel Corp.	993,260	34,585,313
Marvell Technology Group Ltd.	1,262,900	17,023,892
Maxim Integrated Products, Inc.	715,740	21,643,977

		87,681,002

	Number of Shares	Value
Software — 1.6%
Microsoft Corp.	528,170	$24,485,961

		141,619,494

Utilities — 2.4%
Electric — 2.4%
Edison International	220,780	12,346,018
NextEra Energy, Inc.	86,650	8,134,702
Northeast Utilities	368,900	16,342,270

		36,822,990

TOTAL COMMON STOCK (Cost $1,059,649,549)		1,536,489,286

TOTAL EQUITIES (Cost $1,059,649,549)		1,536,489,286

TOTAL LONG-TERM INVESTMENTS (Cost $1,059,649,549)		1,536,489,286

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$11,222,871	11,222,871

TOTAL SHORT-TERM INVESTMENTS (Cost $11,222,871)		11,222,871

TOTAL INVESTMENTS — 100.0% (Cost $1,070,872,420) (c)		1,547,712,157

Other Assets/(Liabilities) — 0.0%		298,707

NET ASSETS — 100.0%		$1,548,010,864

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $11,222,874. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 11/25/40 – 2/15/41, and an aggregate market value, including accrued interest, of $11,448,668.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 4.0%
Chemicals — 1.7%
BASF SE Sponsored ADR (Germany)	26,800	$2,454,076
E.I. du Pont de Nemours & Co.	60,472	4,339,472

		6,793,548

Iron & Steel — 1.1%
Carpenter Technology Corp.	102,800	4,641,420

Mining — 1.2%
Alcoa, Inc.	185,700	2,987,913
Cameco Corp. (a)	32,700	577,482
Rio Tinto PLC Sponsored ADR (United Kingdom) (a)	31,598	1,553,989

		5,119,384

		16,554,352

Communications — 4.5%
Advertising — 1.2%
Aimia, Inc.	332,200	5,019,542

Telecommunications — 3.3%
AT&T, Inc.	128,208	4,518,050
Cisco Systems, Inc.	104,898	2,640,283
Verizon Communications, Inc.	86,169	4,307,588
Vodafone Group PLC Sponsored ADR (United Kingdom)	63,172	2,077,727

		13,543,648

		18,563,190

Consumer, Cyclical — 6.8%
Airlines — 1.1%
Southwest Airlines Co.	125,849	4,249,921

Home Builders — 1.1%
Lennar Corp.	94,678	3,035,377
Lennar Corp. Class A	37,697	1,463,774

		4,499,151

Retail — 4.6%
Cash America International, Inc.	42,509	1,861,894
The Gap, Inc.	54,947	2,290,741
The Home Depot, Inc.	13,900	1,275,186
Target Corp.	71,459	4,479,050
Wal-Mart Stores, Inc.	118,860	9,089,224

		18,996,095

		27,745,167

Consumer, Non-cyclical — 21.2%
Agriculture — 4.3%
Altria Group, Inc.	63,059	2,896,930

	Number of Shares	Value
Philip Morris International, Inc.	178,660	$14,900,244

		17,797,174

Beverages — 0.3%
The Coca-Cola Co.	28,200	1,203,012

Commercial Services — 0.8%
MasterCard, Inc. Class A	18,000	1,330,560
Western Union Co. (a)	111,800	1,793,272

		3,123,832

Foods — 1.2%
ConAgra Foods, Inc.	64,000	2,114,560
Tyson Foods, Inc. Class A	69,200	2,724,404

		4,838,964

Health Care – Products — 2.4%
Johnson & Johnson	60,874	6,488,560
Medtronic, Inc.	53,116	3,290,536

		9,779,096

Household Products — 0.5%
Tupperware Brands Corp.	33,071	2,283,222

Pharmaceuticals — 11.7%
Actavis PLC (b)	5,300	1,278,784
Eli Lilly & Co.	137,964	8,946,965
Herbalife Ltd. (a)	210,703	9,218,256
Merck & Co., Inc.	246,100	14,588,808
Pfizer, Inc.	467,766	13,831,841

		47,864,654

		86,889,954

Energy — 13.3%
Oil & Gas — 13.3%
BP PLC Sponsored ADR (United Kingdom)	231,022	10,153,417
Chesapeake Energy Corp.	117,700	2,705,923
ConocoPhillips	105,218	8,051,281
Ensco PLC Class A (a)	308,600	12,748,266
Exxon Mobil Corp.	61,100	5,746,455
Occidental Petroleum Corp.	44,123	4,242,426
Phillips 66	73,879	6,007,102
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	64,700	4,925,611

		54,580,481

		54,580,481

Financial — 25.3%
Banks — 8.2%
Bank of America Corp.	906,496	15,455,757
PNC Financial Services Group, Inc.	71,199	6,093,210
State Street Corp.	24,193	1,780,847
SunTrust Banks, Inc.	70,772	2,691,459
Wells Fargo & Co.	147,540	7,652,900

		33,674,173

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 8.9%
Ally Financial, Inc. (b)	162,700	$3,764,878
American Express Co.	61,399	5,374,868
Citigroup, Inc.	251,326	13,023,713
JP Morgan Chase & Co.	236,258	14,232,182

		36,395,641

Diversified Financial Services — 0.9%
Voya Financial, Inc.	95,947	3,751,528

Insurance — 7.3%
American International Group, Inc.	94,400	5,099,488
CNO Financial Group, Inc.	1,102,100	18,691,616
Loews Corp.	104,918	4,370,884
XL Group PLC	56,166	1,863,026

		30,025,014

		103,846,356

Industrial — 12.1%
Aerospace & Defense — 3.7%
General Dynamics Corp.	32,620	4,145,676
Northrop Grumman Corp.	59,200	7,800,192
Raytheon Co.	32,081	3,260,071

		15,205,939

Building Materials — 0.7%
CRH PLC Sponsored ADR (Ireland) (a)	127,475	2,907,705

Electronics — 0.6%
TE Connectivity Ltd.	41,700	2,305,593

Engineering & Construction — 2.3%
Fluor Corp.	37,200	2,484,588
KBR, Inc.	367,800	6,925,674

		9,410,262

Hand & Machine Tools — 0.8%
Stanley Black & Decker, Inc.	36,099	3,205,230

Machinery – Diversified — 0.3%
Flowserve Corp.	17,000	1,198,840

Manufacturing — 2.6%
General Electric Co.	69,984	1,792,990
Honeywell International, Inc.	33,675	3,135,816
Illinois Tool Works, Inc.	67,613	5,707,890

		10,636,696

Transportation — 1.1%
American ExpressNorfolk Southern Corp.	21,985	2,453,526
FedEx Corp.	13,600	2,195,720

		4,649,246

		49,519,511

Technology — 8.0%
Computers — 1.2%
Hewlett-Packard Co.	137,800	4,887,766

	Number of Shares	Value
Semiconductors — 0.6%
Intel Corp.	72,497	$2,524,346

Software — 6.2%
CA, Inc.	430,600	12,030,964
Microsoft Corp.	263,356	12,209,184
Oracle Corp.	31,300	1,198,164

		25,438,312

		32,850,424

Utilities — 4.0%
Electric — 4.0%
American Electric Power Co., Inc.	22,900	1,195,609
Entergy Corp.	101,073	7,815,975
Exelon Corp.	179,800	6,129,382
NextEra Energy, Inc.	13,200	1,239,216

		16,380,182

TOTAL COMMON STOCK (Cost $363,485,774)		406,929,617

TOTAL EQUITIES (Cost $363,485,774)		406,929,617

MUTUAL FUNDS — 6.7%
Diversified Financial — 6.7%
State Street Navigator Securities Lending Prime Portfolio (c)	27,337,557	27,337,557

TOTAL MUTUAL FUNDS (Cost $27,337,557)		27,337,557

TOTAL LONG-TERM INVESTMENTS (Cost $390,823,331)		434,267,174

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (d)	$3,091,077	3,091,077

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	53,712	53,712

TOTAL SHORT-TERM INVESTMENTS (Cost $3,144,789)		3,144,789

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 106.6% (Cost $393,968,120) (e)	$437,411,963

Other Assets/(Liabilities) — (6.6)%	(27,212,466)

NET ASSETS — 100.0%	$410,199,497

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $26,695,349 or 6.51% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,091,077. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $3,155,049.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 3.2%
Chemicals — 2.5%
Air Products & Chemicals, Inc.	35,247	$4,588,454
Airgas, Inc.	12,041	1,332,337
CF Industries Holdings, Inc.	9,124	2,547,603
The Dow Chemical Co.	206,205	10,813,390
E.I. du Pont de Nemours & Co.	167,556	12,023,819
Eastman Chemical Co.	27,048	2,187,913
Ecolab, Inc.	49,207	5,650,440
FMC Corp.	24,629	1,408,533
International Flavors & Fragrances, Inc.	14,722	1,411,545
LyondellBasell Industries NV Class A	78,118	8,488,302
Monsanto Co.	96,277	10,832,125
The Mosaic Co.	57,786	2,566,276
PPG Industries, Inc.	25,460	5,009,000
Praxair, Inc.	53,652	6,921,108
The Sherwin-Williams Co.	15,105	3,307,844
Sigma-Aldrich Corp.	21,886	2,976,715

		82,065,404

Forest Products & Paper — 0.2%
International Paper Co.	78,910	3,767,163
MeadWestvaco Corp.	31,499	1,289,569

		5,056,732

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	20,642	765,818
Nucor Corp.	57,819	3,138,416

		3,904,234

Mining — 0.4%
Alcoa, Inc.	213,978	3,442,906
Freeport-McMoRan, Inc.	190,334	6,214,405
Newmont Mining Corp.	91,056	2,098,841
Vulcan Materials Co.	24,235	1,459,674

		13,215,826

		104,242,196

Communications — 12.6%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	78,734	1,442,407
Omnicom Group, Inc.	45,948	3,163,979

		4,606,386

Internet — 4.8%
Akamai Technologies, Inc. (a)	33,031	1,975,254
Amazon.com, Inc. (a)	69,551	22,426,024
eBay, Inc. (a)	207,330	11,741,098
Expedia, Inc.	18,543	1,624,738

	Number of Shares	Value
F5 Networks, Inc. (a)	13,581	$1,612,608
Facebook, Inc. Class A (a)	357,938	28,291,419
Google, Inc. Class A (a)	52,140	30,679,697
Google, Inc. Class C (a)	52,136	30,101,241
Netflix, Inc. (a)	11,053	4,986,893
The Priceline Group, Inc. (a)	9,602	11,124,685
Symantec Corp.	125,886	2,959,580
TripAdvisor, Inc. (a)	20,037	1,831,783
VeriSign, Inc. (a)	20,670	1,139,330
Yahoo!, Inc. (a)	169,793	6,919,065

		157,413,415

Media — 3.5%
Cablevision Systems Corp. Class A	38,118	667,446
CBS Corp. Class B	88,983	4,760,591
Comcast Corp. Class A	475,025	25,546,844
DIRECTV (a)	92,172	7,974,721
Discovery Communications, Inc. Series A (a)	27,199	1,028,122
Discovery Communications, Inc. Series C (a)	50,196	1,871,307
Gannett Co., Inc.	41,524	1,232,017
The McGraw Hill Financial, Inc.	49,691	4,196,405
News Corp. Class A (a)	90,697	1,482,896
Nielsen NV	55,146	2,444,622
Scripps Networks Interactive Class A	18,830	1,470,435
Time Warner Cable, Inc.	51,189	7,345,110
Time Warner, Inc.	156,911	11,801,276
Twenty-First Century Fox Class A	345,744	11,855,562
Viacom, Inc. Class B	69,937	5,380,953
The Walt Disney Co.	289,804	25,801,250

		114,859,557

Telecommunications — 4.2%
AT&T, Inc.	952,074	33,551,088
CenturyLink, Inc.	105,455	4,312,055
Cisco Systems, Inc.	935,991	23,558,893
Corning, Inc.	236,920	4,582,033
Crown Castle International Corp.	60,928	4,906,532
Frontier Communications Corp.	187,404	1,220,000
Harris Corp.	18,709	1,242,278
Juniper Networks, Inc.	73,775	1,634,116
Motorola Solutions, Inc.	40,444	2,559,296
QUALCOMM, Inc.	307,662	23,003,888
Verizon Communications, Inc.	761,294	38,057,087
Windstream Corp.	107,929	1,163,475

		139,790,741

		416,670,099

Consumer, Cyclical — 9.0%
Airlines — 0.3%
Delta Air Lines, Inc.	155,759	5,630,688

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Southwest Airlines Co.	124,471	$4,203,386

		9,834,074

Apparel — 0.6%
Nike, Inc. Class B	129,435	11,545,602
Ralph Lauren Corp.	10,964	1,806,100
Under Armour, Inc. Class A (a)	30,027	2,074,865
VF Corp.	63,263	4,177,256

		19,603,823

Auto Manufacturers — 0.7%
Ford Motor Co.	712,086	10,531,752
General Motors Co.	247,449	7,903,521
Paccar, Inc.	65,169	3,706,487

		22,141,760

Automotive & Parts — 0.4%
BorgWarner, Inc.	41,924	2,205,622
Delphi Automotive PLC	55,016	3,374,682
The Goodyear Tire & Rubber Co.	51,440	1,161,772
Johnson Controls, Inc.	121,781	5,358,364

		12,100,440

Distribution & Wholesale — 0.2%
Fastenal Co.	50,314	2,259,099
Fossil Group, Inc. (a)	8,325	781,717
Genuine Parts Co.	27,980	2,454,126
W.W. Grainger, Inc.	11,316	2,847,671

		8,342,613

Home Builders — 0.1%
D.R. Horton, Inc.	62,312	1,278,642
Lennar Corp. Class A	32,438	1,259,568
PulteGroup, Inc.	63,703	1,124,995

		3,663,205

Home Furnishing — 0.1%
Harman International Industries, Inc.	12,569	1,232,265
Whirlpool Corp.	14,273	2,078,862

		3,311,127

Housewares — 0.1%
Newell Rubbermaid, Inc.	49,617	1,707,321

Leisure Time — 0.2%
Carnival Corp.	82,696	3,321,898
Harley-Davidson, Inc.	40,430	2,353,026

		5,674,924

Lodging — 0.3%
Marriott International, Inc. Class A	39,676	2,773,352
Starwood Hotels & Resorts Worldwide, Inc.	35,208	2,929,658
Wyndham Worldwide Corp.	22,612	1,837,451
Wynn Resorts Ltd.	14,776	2,764,294

		10,304,755

	Number of Shares	Value
Retail — 5.8%
AutoNation, Inc. (a)	14,376	$723,257
AutoZone, Inc. (a)	5,977	3,046,238
Bed Bath & Beyond, Inc. (a)	37,059	2,439,594
Best Buy Co., Inc.	53,297	1,790,246
CarMax, Inc. (a)	40,861	1,897,993
Chipotle Mexican Grill, Inc. (a)	5,677	3,784,231
Coach, Inc.	50,022	1,781,283
Costco Wholesale Corp.	80,452	10,082,245
CVS Health Corp.	212,678	16,927,042
Darden Restaurants, Inc.	24,949	1,283,876
Dollar General Corp. (a)	55,751	3,406,944
Dollar Tree, Inc. (a)	38,020	2,131,781
Family Dollar Stores, Inc.	17,181	1,327,060
GameStop Corp. Class A	20,885	860,462
The Gap, Inc.	50,298	2,096,924
The Home Depot, Inc.	247,032	22,662,716
Kohl’s Corp.	37,653	2,297,963
L Brands, Inc.	44,575	2,985,634
Lowe’s Cos., Inc.	181,115	9,584,606
Macy’s, Inc.	64,912	3,776,580
McDonald’s Corp.	180,265	17,090,925
Michael Kors Holdings Ltd. (a)	37,478	2,675,554
Nordstrom, Inc.	25,733	1,759,365
O’Reilly Automotive, Inc. (a)	18,974	2,852,931
PetSmart, Inc.	18,450	1,293,161
PVH Corp.	15,213	1,843,055
Ross Stores, Inc.	38,459	2,906,731
Staples, Inc.	119,809	1,449,689
Starbucks Corp.	138,275	10,434,231
Target Corp.	116,203	7,283,604
Tiffany & Co.	20,987	2,021,258
The TJX Cos., Inc.	127,143	7,523,051
Tractor Supply Co.	25,819	1,588,127
Urban Outfitters, Inc. (a)	18,326	672,564
Wal-Mart Stores, Inc.	289,987	22,175,306
Walgreen Co.	161,175	9,552,842
Yum! Brands, Inc.	80,637	5,804,251

		193,813,320

Textiles — 0.1%
Cintas Corp.	17,727	1,251,349
Mohawk Industries, Inc. (a)	11,403	1,537,352

		2,788,701

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	21,165	1,163,969
Mattel, Inc.	62,243	1,907,748

		3,071,717

		296,357,780

Consumer, Non-cyclical — 22.6%
Agriculture — 1.6%
Altria Group, Inc.	364,016	16,722,895

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Archer-Daniels-Midland Co.	118,041	$6,031,895
Lorillard, Inc.	65,717	3,937,106
Philip Morris International, Inc.	286,930	23,929,962
Reynolds American, Inc.	56,310	3,322,290

		53,944,148

Beverages — 2.2%
Brown-Forman Corp. Class B	28,700	2,589,314
The Coca-Cola Co.	724,675	30,914,636
Coca-Cola Enterprises, Inc.	42,168	1,870,572
Constellation Brands, Inc. Class A (a)	30,541	2,661,954
Dr. Pepper Snapple Group, Inc.	35,524	2,284,548
Keurig Green Mountain, Inc.	22,368	2,910,748
Molson Coors Brewing Co. Class B	29,583	2,202,159
Monster Beverage Corp. (a)	26,426	2,422,471
PepsiCo, Inc.	276,715	25,759,399

		73,615,801

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (a)	36,098	5,985,771
Amgen, Inc.	139,508	19,595,294
Biogen Idec, Inc. (a)	43,278	14,316,795
Celgene Corp. (a)	147,068	13,939,105
Regeneron Pharmaceuticals, Inc. (a)	13,537	4,880,359
Vertex Pharmaceuticals, Inc. (a)	43,994	4,940,966

		63,658,290

Commercial Services — 2.1%
The ADT Corp.	31,398	1,113,373
Alliance Data Systems Corp. (a)	10,242	2,542,781
Automatic Data Processing, Inc.	88,490	7,351,749
Equifax, Inc.	22,255	1,663,339
H&R Block, Inc.	51,374	1,593,108
Iron Mountain, Inc.	31,455	1,027,006
MasterCard, Inc. Class A	180,647	13,353,426
McKesson Corp.	42,517	8,276,784
Moody’s Corp.	34,108	3,223,206
Paychex, Inc.	60,327	2,666,453
Quanta Services, Inc. (a)	40,357	1,464,556
Robert Half International, Inc.	24,608	1,205,792
Total System Services, Inc.	31,281	968,460
United Rentals, Inc. (a)	17,597	1,955,027
Visa, Inc. Class A	90,330	19,273,712
Western Union Co.	95,261	1,527,986

		69,206,758

Cosmetics & Personal Care — 1.7%
Avon Products, Inc.	78,075	983,745
Colgate-Palmolive Co.	157,759	10,289,042
The Estee Lauder Cos., Inc. Class A	41,501	3,100,955
The Procter & Gamble Co.	497,088	41,626,149

		55,999,891

Foods — 1.6%
Campbell Soup Co.	32,153	1,373,898

	Number of Shares	Value
ConAgra Foods, Inc.	77,536	$2,561,789
General Mills, Inc.	111,911	5,645,910
The Hershey Co.	27,369	2,611,824
Hormel Foods Corp.	24,731	1,270,926
The J.M. Smucker Co.	18,650	1,846,163
Kellogg Co.	47,092	2,900,867
Kraft Foods Group, Inc.	109,147	6,155,891
The Kroger Co.	89,914	4,675,528
McCormick & Co., Inc.	23,898	1,598,776
Mondelez International, Inc. Class A	310,176	10,628,181
Safeway, Inc.	42,780	1,467,354
Sysco Corp.	107,145	4,066,153
Tyson Foods, Inc. Class A	54,472	2,144,563
Whole Foods Market, Inc.	66,023	2,516,136

		51,463,959

Health Care – Products — 3.3%
Baxter International, Inc.	99,651	7,151,952
Becton, Dickinson & Co.	35,241	4,010,778
Boston Scientific Corp. (a)	243,710	2,878,215
C.R. Bard, Inc.	13,877	1,980,387
CareFusion Corp. (a)	37,230	1,684,657
Covidien PLC	83,107	7,189,587
Edwards Lifesciences Corp. (a)	19,496	1,991,516
Intuitive Surgical, Inc. (a)	6,618	3,056,325
Johnson & Johnson	517,561	55,166,827
Medtronic, Inc.	179,676	11,130,928
St. Jude Medical, Inc.	51,643	3,105,294
Stryker Corp.	54,978	4,439,473
Varian Medical Systems, Inc. (a)	19,225	1,540,307
Zimmer Holdings, Inc.	30,676	3,084,472

		108,410,718

Health Care – Services — 1.6%
Aetna, Inc.	65,469	5,302,989
Cigna Corp.	48,398	4,389,215
DaVita HealthCare Partners, Inc. (a)	31,402	2,296,742
Humana, Inc.	28,534	3,717,695
Laboratory Corporation of America Holdings (a)	15,727	1,600,222
Quest Diagnostics, Inc.	26,077	1,582,352
Tenet Healthcare Corp. (a)	17,373	1,031,783
Thermo Fisher Scientific, Inc.	73,317	8,922,679
UnitedHealth Group, Inc.	178,272	15,375,960
Universal Health Services, Inc. Class B	16,740	1,749,330
WellPoint, Inc.	50,300	6,016,886

		51,985,853

Household Products — 0.3%
Avery Dennison Corp.	17,430	778,249
The Clorox Co.	23,848	2,290,362
Kimberly-Clark Corp.	68,268	7,343,589

		10,412,200

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 6.3%
Abbott Laboratories	275,896	$11,474,515
AbbVie, Inc.	291,822	16,855,639
Actavis PLC (a)	48,613	11,729,345
Allergan, Inc.	54,490	9,709,573
AmerisourceBergen Corp.	39,020	3,016,246
Bristol-Myers Squibb Co.	304,199	15,568,905
Cardinal Health, Inc.	62,211	4,660,848
DENTSPLY International, Inc.	25,787	1,175,887
Eli Lilly & Co.	180,903	11,731,560
Express Scripts Holding Co. (a)	136,796	9,661,901
Gilead Sciences, Inc. (a)	277,440	29,533,488
Hospira, Inc. (a)	31,603	1,644,304
Mallinckrodt PLC (a)	20,766	1,872,055
Mead Johnson Nutrition Co.	36,940	3,554,367
Merck & Co., Inc.	529,368	31,380,935
Mylan, Inc. (a)	67,860	3,086,951
Patterson Cos., Inc.	16,197	671,042
Perrigo Co. PLC	24,664	3,704,286
Pfizer, Inc.	1,163,685	34,410,165
Zoetis, Inc.	92,619	3,422,272

		208,864,284

		747,561,902

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	59,584	1,420,482

Energy — 9.5%
Coal — 0.1%
CONSOL Energy, Inc.	43,178	1,634,719

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	13,793	907,717

Oil & Gas — 7.2%
Anadarko Petroleum Corp.	92,756	9,409,169
Apache Corp.	70,211	6,590,707
Cabot Oil & Gas Corp.	76,767	2,509,513
Chesapeake Energy Corp.	96,527	2,219,156
Chevron Corp.	348,850	41,624,782
Cimarex Energy Co.	15,873	2,008,411
ConocoPhillips	225,657	17,267,274
Denbury Resources, Inc.	63,212	950,076
Devon Energy Corp.	70,219	4,787,531
Diamond Offshore Drilling, Inc.	12,391	424,640
Ensco PLC Class A	43,395	1,792,647
EOG Resources, Inc.	100,434	9,944,975
EQT Corp.	27,527	2,519,822
Exxon Mobil Corp.	783,117	73,652,154
Helmerich & Payne, Inc.	19,675	1,925,592
Hess Corp.	48,126	4,539,244
Marathon Oil Corp.	123,251	4,633,005
Marathon Petroleum Corp.	52,061	4,408,005
Murphy Oil Corp.	30,786	1,752,031

	Number of Shares	Value
Nabors Industries Ltd.	54,555	$1,241,672
Newfield Exploration Co. (a)	25,440	943,061
Noble Corp. PLC	45,984	1,021,764
Noble Energy, Inc.	65,833	4,500,344
Occidental Petroleum Corp.	143,366	13,784,641
Phillips 66	102,736	8,353,464
Pioneer Natural Resources Co.	26,149	5,150,568
QEP Resources, Inc.	30,105	926,632
Range Resources Corp.	30,813	2,089,430
Southwestern Energy Co. (a)	64,258	2,245,817
Tesoro Corp.	22,992	1,402,052
Valero Energy Corp.	97,533	4,512,852

		239,131,031

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	79,653	5,182,224
Cameron International Corp. (a)	37,011	2,456,790
FMC Technologies, Inc. (a)	43,381	2,356,022
Halliburton Co.	155,465	10,029,047
National Oilwell Varco, Inc.	78,618	5,982,830
Schlumberger Ltd.	238,163	24,218,796
Transocean Ltd.	63,620	2,033,931

		52,259,640

Pipelines — 0.6%
Kinder Morgan, Inc.	120,049	4,602,679
ONEOK, Inc.	38,144	2,500,339
Spectra Energy Corp.	123,156	4,835,105
The Williams Cos., Inc.	123,529	6,837,330

		18,775,453

		312,708,560

Financial — 15.4%
Banks — 4.5%
Bank of America Corp.	1,929,591	32,899,527
Bank of New York Mellon Corp.	207,454	8,034,693
BB&T Corp.	132,867	4,943,981
Capital One Financial Corp.	103,055	8,411,349
Comerica, Inc.	33,388	1,664,726
Fifth Third Bancorp	154,988	3,102,860
Huntington Bancshares, Inc.	150,919	1,468,442
KeyCorp	159,770	2,129,734
M&T Bank Corp.	24,424	3,011,235
Northern Trust Corp.	40,406	2,748,820
PNC Financial Services Group, Inc.	99,068	8,478,239
Regions Financial Corp.	249,913	2,509,126
State Street Corp.	77,816	5,728,036
SunTrust Banks, Inc.	97,500	3,707,925
U.S. Bancorp	330,602	13,829,082
Wells Fargo & Co.	871,688	45,214,457
Zions Bancorp	37,219	1,081,584

		148,963,816

Diversified Financial — 4.8%
Affiliated Managers Group, Inc. (a)	10,365	2,076,731

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Express Co.	165,291	$14,469,574
Ameriprise Financial, Inc.	34,364	4,239,830
BlackRock, Inc.	23,179	7,610,129
The Charles Schwab Corp.	210,719	6,193,031
Citigroup, Inc.	555,986	28,811,195
CME Group, Inc.	57,807	4,621,959
Discover Financial Services	85,069	5,477,593
E*TRADE Financial Corp. (a)	51,693	1,167,745
Franklin Resources, Inc.	72,051	3,934,705
The Goldman Sachs Group, Inc.	75,217	13,807,585
IntercontinentalExchange, Inc.	20,629	4,023,686
Invesco Ltd.	78,800	3,111,024
JP Morgan Chase & Co.	690,268	41,581,744
Legg Mason, Inc.	19,116	977,975
Morgan Stanley	281,181	9,720,427
The NASDAQ OMX Group, Inc.	21,833	926,156
Navient Corp.	76,019	1,346,297
T. Rowe Price Group, Inc.	47,941	3,758,574

		157,855,960

Insurance — 4.1%
ACE Ltd.	61,820	6,483,063
Aflac, Inc.	83,265	4,850,186
The Allstate Corp.	80,148	4,918,683
American International Group, Inc.	261,747	14,139,573
Aon PLC	53,347	4,676,931
Assurant, Inc.	12,604	810,437
Berkshire Hathaway, Inc. Class B (a)	334,625	46,225,098
The Chubb Corp.	44,432	4,046,867
Cincinnati Financial Corp.	26,602	1,251,624
Genworth Financial, Inc. Class A (a)	93,218	1,221,156
The Hartford Financial Services Group, Inc.	82,293	3,065,414
Lincoln National Corp.	48,311	2,588,503
Loews Corp.	55,966	2,331,544
Marsh & McLennan Cos., Inc.	99,586	5,212,331
MetLife, Inc.	206,597	11,098,391
Principal Financial Group, Inc.	49,961	2,621,454
The Progressive Corp.	97,840	2,473,395
Prudential Financial, Inc.	84,033	7,389,862
Torchmark Corp.	23,902	1,251,748
The Travelers Cos., Inc.	62,227	5,845,604
Unum Group	47,513	1,633,497
XL Group PLC	48,728	1,616,308

		135,751,669

Real Estate — 0.0%
CBRE Group, Inc. (a)	50,740	1,509,007

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp.	72,635	6,800,815
Apartment Investment & Management Co. Class A	27,928	888,669
AvalonBay Communities, Inc.	24,130	3,401,606

	Number of Shares	Value
Boston Properties, Inc.	28,146	$3,258,181
Equity Residential	66,495	4,094,762
Essex Property Trust, Inc.	11,503	2,056,161
General Growth Properties, Inc.	115,661	2,723,817
HCP, Inc.	84,094	3,339,373
Health Care REIT, Inc.	60,055	3,745,630
Host Hotels & Resorts, Inc.	138,994	2,964,742
Kimco Realty Corp.	74,857	1,640,117
The Macerich Co.	26,244	1,675,155
Plum Creek Timber Co., Inc.	32,117	1,252,884
Prologis, Inc.	91,927	3,465,648
Public Storage	26,503	4,395,257
Simon Property Group, Inc.	57,140	9,394,959
Ventas, Inc.	53,508	3,314,821
Vornado Realty Trust	32,092	3,207,916
Weyerhaeuser Co.	96,743	3,082,232

		64,702,745

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	85,416	830,244
People’s United Financial, Inc.	57,890	837,668

		1,667,912

		510,451,109

Industrial — 9.7%
Aerospace & Defense — 1.9%
The Boeing Co.	123,167	15,689,012
General Dynamics Corp.	58,189	7,395,240
L-3 Communications Holdings, Inc.	16,153	1,920,915
Lockheed Martin Corp.	49,469	9,041,944
Northrop Grumman Corp.	38,055	5,014,127
Raytheon Co.	56,961	5,788,377
Rockwell Collins, Inc.	24,421	1,917,048
United Technologies Corp.	156,005	16,474,128

		63,240,791

Building Materials — 0.1%
Martin Marietta Materials, Inc.	11,412	1,471,463
Masco Corp.	66,653	1,594,340

		3,065,803

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	44,968	2,257,843
Emerson Electric Co.	128,655	8,051,230

		10,309,073

Electronics — 0.5%
Agilent Technologies, Inc.	60,558	3,450,595
Allegion PLC	17,814	848,659
Amphenol Corp. Class A	28,871	2,883,058
FLIR Systems, Inc.	26,708	837,029
Garmin Ltd.	22,436	1,166,448
Jabil Circuit, Inc.	36,644	739,109
PerkinElmer, Inc.	20,418	890,225
TE Connectivity Ltd.	75,663	4,183,407

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waters Corp. (a)	15,369	$1,523,375

		16,521,905

Engineering & Construction — 0.1%
Fluor Corp.	28,837	1,926,023
Jacobs Engineering Group, Inc. (a)	24,866	1,213,958

		3,139,981

Environmental Controls — 0.2%
Republic Services, Inc.	46,342	1,808,265
Stericycle, Inc. (a)	15,620	1,820,667
Waste Management, Inc.	79,914	3,798,313

		7,427,245

Hand & Machine Tools — 0.1%
Snap-on, Inc.	10,468	1,267,465
Stanley Black & Decker, Inc.	28,374	2,519,328

		3,786,793

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	115,308	11,418,951
Ingersoll-Rand PLC	49,280	2,777,421
Joy Global, Inc.	17,564	957,941

		15,154,313

Machinery – Diversified — 0.6%
Cummins, Inc.	31,581	4,168,061
Deere & Co.	65,463	5,367,311
Flowserve Corp.	24,966	1,760,602
Rockwell Automation, Inc.	25,126	2,760,845
Roper Industries, Inc.	18,156	2,656,041
Xylem, Inc.	32,801	1,164,108

		17,876,968

Manufacturing — 3.4%
3M Co.	118,837	16,836,826
Danaher Corp.	111,905	8,502,542
Dover Corp.	30,307	2,434,561
Eaton Corp. PLC	86,887	5,506,029
General Electric Co.	1,842,178	47,196,600
Honeywell International, Inc.	143,824	13,392,891
Illinois Tool Works, Inc.	67,237	5,676,148
Leggett & Platt, Inc.	25,868	903,311
Pall Corp.	19,765	1,654,331
Parker Hannifin Corp.	27,149	3,099,058
Pentair PLC	35,772	2,342,708
Textron, Inc.	51,286	1,845,783
Tyco International Ltd.	81,484	3,631,742

		113,022,530

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	26,475	6,271,398

Packaging & Containers — 0.1%
Ball Corp.	25,949	1,641,793
Bemis Co., Inc.	18,763	713,369
Owens-Illinois, Inc. (a)	29,572	770,351

	Number of Shares	Value
Sealed Air Corp.	38,865	$1,355,611

		4,481,124

Transportation — 1.7%
American ExpressNorfolk Southern Corp.	57,003	6,361,535
C.H. Robinson Worldwide, Inc.	26,869	1,781,952
CSX Corp.	182,791	5,860,279
Expeditors International of Washington, Inc.	35,156	1,426,630
FedEx Corp.	48,768	7,873,594
Kansas City Southern	20,065	2,431,878
Ryder System, Inc.	10,056	904,738
Union Pacific Corp.	164,744	17,861,545
United Parcel Service, Inc. Class B	129,227	12,701,722

		57,203,873

		321,501,797

Technology — 12.3%
Computers — 6.0%
Accenture PLC Class A	116,115	9,442,472
Apple, Inc.	1,099,041	110,728,381
Cognizant Technology Solutions Corp. Class A (a)	111,162	4,976,723
Computer Sciences Corp.	27,173	1,661,629
EMC Corp.	372,009	10,884,983
Hewlett-Packard Co.	343,441	12,181,852
International Business Machines Corp.	170,273	32,322,924
NetApp, Inc.	58,503	2,513,289
SanDisk Corp.	41,532	4,068,059
Seagate Technology PLC	60,622	3,471,822
Teradata Corp. (a)	27,819	1,166,172
Western Digital Corp.	40,315	3,923,456

		197,341,762

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	36,254	905,988
Xerox Corp.	201,353	2,663,900

		3,569,888

Semiconductors — 2.3%
Altera Corp.	55,782	1,995,880
Analog Devices, Inc.	57,181	2,829,888
Applied Materials, Inc.	224,992	4,862,077
Avago Technologies Ltd.	46,621	4,056,027
Broadcom Corp. Class A	98,685	3,988,848
Intel Corp.	908,710	31,641,282
KLA-Tencor Corp.	29,936	2,358,358
Lam Research Corp.	30,168	2,253,550
Linear Technology Corp.	43,955	1,951,162
Microchip Technology, Inc.	36,712	1,733,908
Micron Technology, Inc. (a)	196,454	6,730,514
NVIDIA Corp.	94,500	1,743,525
Texas Instruments, Inc.	195,766	9,336,080

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xilinx, Inc.	49,425	$2,093,149

		77,574,248

Software — 3.9%
Adobe Systems, Inc. (a)	86,689	5,998,012
Autodesk, Inc. (a)	41,776	2,301,858
CA, Inc.	59,759	1,669,666
Cerner Corp. (a)	55,731	3,319,896
Citrix Systems, Inc. (a)	30,583	2,181,791
The Dun & Bradstreet Corp.	6,948	816,181
Electronic Arts, Inc. (a)	57,506	2,047,789
Fidelity National Information Services, Inc.	52,170	2,937,171
Fiserv, Inc. (a)	45,633	2,949,489
Intuit, Inc.	52,486	4,600,398
Microsoft Corp.	1,512,348	70,112,453
Oracle Corp.	596,783	22,844,853
Red Hat, Inc. (a)	34,226	1,921,790
Salesforce.com, Inc. (a)	105,672	6,079,310

		129,780,657

		408,266,555

Utilities — 2.9%
Electric — 2.7%
The AES Corp.	122,190	1,732,654
Ameren Corp.	43,573	1,670,153
American Electric Power Co., Inc.	89,704	4,683,446
CenterPoint Energy, Inc.	77,507	1,896,596
CMS Energy Corp.	49,959	1,481,784
Consolidated Edison, Inc.	53,425	3,027,061
Dominion Resources, Inc.	107,818	7,449,146
DTE Energy Co.	32,049	2,438,288
Duke Energy Corp.	130,573	9,762,943
Edison International	60,321	3,373,150
Entergy Corp.	32,678	2,526,990
Exelon Corp.	157,225	5,359,800
FirstEnergy Corp.	77,393	2,598,083
Integrys Energy Group, Inc.	14,274	925,241
NextEra Energy, Inc.	79,883	7,499,416
Northeast Utilities	57,376	2,541,757
NRG Energy, Inc.	61,501	1,874,550
Pepco Holdings, Inc.	45,355	1,213,700
PG&E Corp.	86,018	3,874,251
Pinnacle West Capital Corp.	19,753	1,079,304
PPL Corp.	121,891	4,002,900
Public Service Enterprise Group, Inc.	92,674	3,451,180
SCANA Corp.	25,546	1,267,337
The Southern Co.	165,439	7,221,412
TECO Energy, Inc.	43,883	762,687
Wisconsin Energy Corp.	41,708	1,793,444
Xcel Energy, Inc.	94,171	2,862,798

		88,370,071

	Number of Shares	Value
Gas — 0.2%
AGL Resources, Inc.	22,309	$1,145,344
NiSource, Inc.	58,705	2,405,731
Sempra Energy	42,860	4,516,587

		8,067,662

		96,437,733

TOTAL COMMON STOCK (Cost $1,924,062,976)		3,215,618,213

TOTAL EQUITIES (Cost $1,924,062,976)		3,215,618,213

TOTAL LONG-TERM INVESTMENTS (Cost $1,924,062,976)		3,215,618,213

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$87,768,788	87,768,788

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.000% 10/02/14	5,160,000	5,159,994

TOTAL SHORT-TERM INVESTMENTS (Cost $92,928,782)		92,928,782

TOTAL INVESTMENTS — 100.0% (Cost $2,016,991,758) (d)		3,308,546,995

Other Assets/(Liabilities) — (0.0)%		(1,249,057)

NET ASSETS — 100.0%		$3,307,297,938

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $87,768,812. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 10/15/40 – 11/25/40, and an aggregate market value, including accrued interest, of $89,524,821.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Focused Value Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.6%

COMMON STOCK — 93.6%
Basic Materials — 4.8%
Mining — 4.8%
Glencore PLC ADR (United Kingdom)	4,043,000	$44,776,225

Communications — 3.9%
Internet — 3.9%
Amazon.com, Inc. (a)	115,000	37,080,600

Consumer, Cyclical — 21.2%
Apparel — 4.8%
Ralph Lauren Corp.	271,500	44,724,195

Auto Manufacturers — 4.7%
General Motors Co.	1,378,000	44,013,320

Entertainment — 0.9%
Penn National Gaming, Inc. (a)	742,000	8,317,820

Lodging — 2.8%
Starwood Hotels & Resorts Worldwide, Inc.	320,000	26,627,200

Retail — 8.0%
CarMax, Inc. (a)	435,000	20,205,750
Family Dollar Stores, Inc.	271,007	20,932,581
Tiffany & Co.	350,000	33,708,500

		74,846,831

		198,529,366

Consumer, Non-cyclical — 3.5%
Commercial Services — 3.5%
Visa, Inc. Class A	154,000	32,858,980

Energy — 4.5%
Oil & Gas Services — 4.5%
National Oilwell Varco, Inc.	560,000	42,616,000

Financial — 34.2%
Banks — 6.6%
Wells Fargo & Co.	1,194,800	61,974,276

Diversified Financial — 14.3%
BlackRock, Inc.	125,000	41,040,000
Franklin Resources, Inc.	846,000	46,200,060
JP Morgan Chase & Co.	779,000	46,926,960

		134,167,020

Insurance — 9.7%
American International Group, Inc.	1,000,000	54,020,000
Aon PLC	415,750	36,448,802

		90,468,802

Real Estate — 3.6%
CBRE Group, Inc. (a)	1,140,000	33,903,600

		320,513,698

	Number of Shares	Value
Technology — 21.5%
Computers — 6.0%
Apple, Inc.	560,000	$56,420,000

Semiconductors — 11.2%
Applied Materials, Inc.	1,787,000	38,617,070
Intel Corp.	1,918,000	66,784,760

		105,401,830

Software — 4.3%
Oracle Corp.	1,055,000	40,385,400

		202,207,230

TOTAL COMMON STOCK (Cost $636,002,567)		878,582,099

TOTAL EQUITIES (Cost $636,002,567)		878,582,099

TOTAL LONG-TERM INVESTMENTS (Cost $636,002,567)		878,582,099

	Principal Amount
SHORT-TERM INVESTMENTS — 6.4%
Repurchase Agreement — 6.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$59,510,737	59,510,737

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	12,706	12,706

TOTAL SHORT-TERM INVESTMENTS (Cost $59,523,443)		59,523,443

TOTAL INVESTMENTS — 100.0% (Cost $695,526,010) (c)		938,105,542

Other Assets/(Liabilities) — 0.0%		188,475

NET ASSETS — 100.0%		$938,294,017

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $59,510,754. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 10/15/40, and an aggregate market value, including accrued interest, of $60,704,218.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Basic Materials — 1.1%
Chemicals — 1.1%
The Sherwin-Williams Co.	7,033	$1,540,156

Communications — 21.6%
Internet — 10.8%
Alibaba Group Holding Ltd. (a)	11,000	977,350
Expedia, Inc.	13,775	1,206,965
F5 Networks, Inc. (a)	17,167	2,038,410
Facebook, Inc. Class A (a)	35,199	2,782,129
Google, Inc. Class A (a)	1,965	1,156,226
Google, Inc. Class C (a)	7,059	4,075,584
IAC/InterActiveCorp	4,871	320,999
The Priceline Group, Inc. (a)	1,284	1,487,617
Twitter, Inc. (a)	18,802	969,807
Yahoo!, Inc. (a)	16,607	676,735

		15,691,822

Media — 3.5%
Comcast Corp. Class A	38,856	2,089,676
DIRECTV (a)	15,045	1,301,693
Discovery Communications, Inc. Series A (a)	10,017	378,642
Discovery Communications, Inc. Series C (a)	10,017	373,434
Scripps Networks Interactive Class A	10,711	836,422

		4,979,867

Telecommunications — 7.3%
Cisco Systems, Inc.	107,070	2,694,952
QUALCOMM, Inc.	41,323	3,089,721
Verizon Communications, Inc.	96,281	4,813,087

		10,597,760

		31,269,449

Consumer, Cyclical — 8.4%
Home Builders — 0.7%
PulteGroup, Inc.	58,349	1,030,443

Lodging — 2.2%
Starwood Hotels & Resorts Worldwide, Inc.	11,783	980,463
Wyndham Worldwide Corp.	18,229	1,481,289
Wynn Resorts Ltd.	3,960	740,837

		3,202,589

Retail — 5.5%
Costco Wholesale Corp.	9,376	1,175,000
CVS Health Corp.	21,555	1,715,563
The Home Depot, Inc.	27,884	2,558,078
Lowe’s Cos., Inc.	17,408	921,231
O’Reilly Automotive, Inc. (a)	7,831	1,177,469

	Number of Shares	Value
The TJX Cos., Inc.	6,591	$389,990

		7,937,331

		12,170,363

Consumer, Non-cyclical — 23.8%
Agriculture — 1.0%
Philip Morris International, Inc.	17,691	1,475,429

Beverages — 2.7%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	17,638	1,955,172
Keurig Green Mountain, Inc.	7,006	911,691
Monster Beverage Corp. (a)	10,956	1,004,337

		3,871,200

Biotechnology — 3.9%
Amgen, Inc.	15,294	2,148,195
Celgene Corp. (a)	17,095	1,620,264
Vertex Pharmaceuticals, Inc. (a)	16,487	1,851,655

		5,620,114

Commercial Services — 2.1%
Alliance Data Systems Corp. (a)	2,381	591,131
Paychex, Inc.	20,503	906,233
Visa, Inc. Class A	7,096	1,514,073

		3,011,437

Foods — 1.1%
Mondelez International, Inc. Class A	46,669	1,599,113

Health Care – Products — 4.7%
Becton, Dickinson & Co.	9,179	1,044,662
C.R. Bard, Inc.	10,224	1,459,067
Johnson & Johnson	19,451	2,073,282
Medtronic, Inc.	22,726	1,407,876
Zimmer Holdings, Inc.	9,120	917,016

		6,901,903

Health Care – Services — 1.7%
Aetna, Inc.	21,217	1,718,577
HCA Holdings, Inc. (a)	9,911	698,924

		2,417,501

Pharmaceuticals — 6.6%
Bristol-Myers Squibb Co.	24,735	1,265,937
Eli Lilly & Co.	34,244	2,220,724
Gilead Sciences, Inc. (a)	30,703	3,268,334
Merck & Co., Inc.	27,464	1,628,066
Salix Pharmaceuticals Ltd. (a)	7,956	1,243,046

		9,626,107

		34,522,804

Energy — 5.3%
Oil & Gas — 3.1%
Apache Corp.	17,489	1,641,693
Cabot Oil & Gas Corp.	36,138	1,181,351

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Devon Energy Corp.	24,413	$1,664,478

		4,487,522

Oil & Gas Services — 2.2%
Baker Hughes, Inc.	23,697	1,541,727
National Oilwell Varco, Inc.	21,857	1,663,318

		3,205,045

		7,692,567

Financial — 4.2%
Banks — 1.5%
Bank of America Corp.	80,073	1,365,245
Itau Unibanco Holding SA Sponsored ADR (Brazil)	61,793	857,687

		2,222,932

Diversified Financial — 2.7%
American Express Co.	24,462	2,141,403
IntercontinentalExchange, Inc.	3,834	747,822
JP Morgan Chase & Co.	3,777	227,526
Waddell & Reed Financial, Inc. Class A	13,982	722,730

		3,839,481

		6,062,413

Industrial — 6.4%
Aerospace & Defense — 1.0%
The Boeing Co.	11,066	1,409,587

Machinery – Diversified — 0.4%
Rockwell Automation, Inc.	5,210	572,475

Manufacturing — 3.8%
3M Co.	7,005	992,468
Danaher Corp.	11,311	859,410
Dover Corp.	6,831	548,734
Honeywell International, Inc.	21,005	1,955,985
Illinois Tool Works, Inc.	10,759	908,275
Tyco International Ltd.	6,603	294,296

		5,559,168

Transportation — 1.2%
United Parcel Service, Inc. Class B	17,945	1,763,814

		9,305,044

Technology — 29.2%
Computers — 10.1%
Apple, Inc.	97,481	9,821,211
Brocade Communications Systems, Inc.	26,853	291,892
NetApp, Inc.	35,960	1,544,842
SanDisk Corp.	16,068	1,573,860
Western Digital Corp.	14,231	1,384,961

		14,616,766

Internet — 0.9%
Check Point Software Technologies Ltd. (a) (b)	18,115	1,254,283

	Number of Shares	Value
Semiconductors — 8.3%
Altera Corp.	75,052	$2,685,360
Broadcom Corp. Class A	34,592	1,398,209
Intel Corp.	28,578	995,086
KLA-Tencor Corp.	11,743	925,113
Linear Technology Corp.	26,822	1,190,629
Marvell Technology Group Ltd.	19,940	268,791
Maxim Integrated Products, Inc.	44,987	1,360,407
Microchip Technology, Inc. (b)	29,790	1,406,982
Skyworks Solutions, Inc.	15,831	918,989
Xilinx, Inc.	21,231	899,133

		12,048,699

Software — 9.9%
Activision Blizzard, Inc.	38,652	803,575
Intuit, Inc.	17,672	1,548,951
Microsoft Corp.	155,900	7,227,524
Oracle Corp.	123,755	4,737,341

		14,317,391

		42,237,139

TOTAL COMMON STOCK (Cost $122,595,431)		144,799,935

TOTAL EQUITIES (Cost $122,595,431)		144,799,935

MUTUAL FUNDS — 1.5%
Diversified Financial — 1.5%
State Street Navigator Securities Lending Prime Portfolio (c)	2,165,727	2,165,727

TOTAL MUTUAL FUNDS (Cost $2,165,727)		2,165,727

TOTAL LONG-TERM INVESTMENTS (Cost $124,761,158)		146,965,662

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (d)	$25,443	25,443

TOTAL SHORT-TERM INVESTMENTS (Cost $25,443)		25,443

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 101.5% (Cost $124,786,601) (e)	$146,991,105

Other Assets/(Liabilities) — (1.5)%	(2,219,592)

NET ASSETS — 100.0%	$144,771,513

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $2,119,687 or 1.46% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $25,443. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 11/25/40, and an aggregate market value, including accrued interest, of $28,204.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Basic Materials — 3.6%
Chemicals — 3.6%
Ecolab, Inc.	159,300	$18,292,419
Praxair, Inc.	58,400	7,533,600
The Sherwin-Williams Co.	103,500	22,665,465

		48,491,484

Communications — 25.3%
Internet — 23.8%
Akamai Technologies, Inc. (a)	83,500	4,993,300
Alibaba Group Holding Ltd. (a)	133,558	11,866,628
Amazon.com, Inc. (a)	180,500	58,200,420
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	146,900	32,057,987
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	119,400	6,777,144
Facebook, Inc. Class A (a)	432,721	34,202,268
Google, Inc. Class A (a)	64,400	37,893,604
Google, Inc. Class C (a)	66,300	38,278,968
LinkedIn Corp. Class A (a)	45,200	9,392,108
NAVER Corp.	4,511	3,420,885
Netflix, Inc. (a)	34,600	15,610,828
The Priceline Group, Inc. (a)	36,500	42,288,170
Tencent Holdings Ltd.	820,600	12,194,372
TripAdvisor, Inc. (a)	18,800	1,718,696
Twitter, Inc. (a)	61,400	3,167,012
Vipshop Holdings Ltd. (a)	37,400	7,068,974

		319,131,364

Media — 1.1%
Discovery Communications, Inc. Series C (a)	171,200	6,382,336
Nielsen NV	3,500	155,155
Twenty-First Century Fox Class A	25,700	881,253
The Walt Disney Co.	82,900	7,380,587

		14,799,331

Telecommunications — 0.4%
QUALCOMM, Inc.	3,600	269,172
Softbank Corp.	75,300	5,285,819

		5,554,991

		339,485,686

Consumer, Cyclical — 17.1%
Airlines — 1.3%
American Airlines Group, Inc.	389,800	13,830,104
Delta Air Lines, Inc.	100,000	3,615,000

		17,445,104

Apparel — 0.4%
Nike, Inc. Class B	51,800	4,620,560
Ralph Lauren Corp.	2,200	362,406

	Number of Shares	Value
VF Corp.	7,800	$515,034

		5,498,000

Auto Manufacturers — 0.4%
Tesla Motors, Inc. (a)	24,200	5,872,856

Automotive & Parts — 0.1%
Delphi Automotive PLC	28,500	1,748,190

Distribution & Wholesale — 0.0%
Fossil Group, Inc. (a)	4,000	375,600
W.W. Grainger, Inc.	100	25,165

		400,765

Leisure Time — 0.2%
Carnival Corp.	10,300	413,751
Harley-Davidson, Inc.	23,400	1,361,880
Polaris Industries, Inc.	900	134,811

		1,910,442

Lodging — 4.2%
Hilton Worldwide Holdings, Inc. (a)	199,255	4,907,651
Las Vegas Sands Corp.	174,400	10,849,424
Marriott International, Inc. Class A	29,590	2,068,341
MGM Resorts International (a)	266,300	6,066,314
Starwood Hotels & Resorts Worldwide, Inc.	79,700	6,631,837
Wynn Macau Ltd.	1,003,200	3,194,448
Wynn Resorts Ltd.	116,300	21,757,404

		55,475,419

Retail — 10.5%
AutoZone, Inc. (a)	4,800	2,446,368
CarMax, Inc. (a)	72,700	3,376,915
Chipotle Mexican Grill, Inc. (a)	29,400	19,597,746
Costco Wholesale Corp.	62,900	7,882,628
CVS Health Corp.	115,800	9,216,522
Hanesbrands, Inc.	63,900	6,865,416
The Home Depot, Inc.	160,900	14,760,966
L Brands, Inc.	79,900	5,351,702
Lowe’s Cos., Inc.	303,200	16,045,344
Michael Kors Holdings Ltd. (a)	63,500	4,533,265
O’Reilly Automotive, Inc. (a)	83,000	12,479,880
PVH Corp.	2,800	339,220
Ross Stores, Inc.	79,400	6,001,052
Starbucks Corp.	275,700	20,804,322
Tiffany & Co.	12,200	1,174,982
Tractor Supply Co.	116,100	7,141,311
Walgreen Co.	44,400	2,631,588

		140,649,227

		229,000,003

Consumer, Non-cyclical — 26.6%
Beverages — 0.3%
Constellation Brands, Inc. Class A (a)	22,600	1,969,816

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Keurig Green Mountain, Inc.	3,400	$442,442
Monster Beverage Corp. (a)	9,800	898,366
PepsiCo, Inc.	1,700	158,253

		3,468,877

Biotechnology — 7.3%
Alexion Pharmaceuticals, Inc. (a)	148,800	24,674,016
Biogen Idec, Inc. (a)	106,800	35,330,508
Celgene Corp. (a)	274,400	26,007,632
Regeneron Pharmaceuticals, Inc. (a)	19,900	7,174,348
Vertex Pharmaceuticals, Inc. (a)	46,600	5,233,646

		98,420,150

Commercial Services — 7.2%
FleetCor Technologies, Inc. (a)	1,700	241,604
MasterCard, Inc. Class A	417,600	30,868,992
McKesson Corp.	190,000	36,987,300
Visa, Inc. Class A	133,100	28,399,547

		96,497,443

Cosmetics & Personal Care — 0.5%
The Estee Lauder Cos., Inc. Class A	82,700	6,179,344

Health Care – Products — 1.4%
Becton, Dickinson & Co.	31,000	3,528,110
Covidien PLC	47,000	4,065,970
Intuitive Surgical, Inc. (a)	18,200	8,405,124
Stryker Corp.	44,000	3,553,000

		19,552,204

Health Care – Services — 1.5%
Thermo Fisher Scientific, Inc.	150,500	18,315,850
UnitedHealth Group, Inc.	20,100	1,733,625

		20,049,475

Pharmaceuticals — 8.4%
AbbVie, Inc.	4,500	259,920
Actavis PLC (a)	23,300	5,621,824
Allergan, Inc.	124,180	22,127,634
AmerisourceBergen Corp.	58,100	4,491,130
Cardinal Health, Inc.	90,500	6,780,260
Eli Lilly & Co.	28,900	1,874,165
Gilead Sciences, Inc. (a)	516,800	55,013,360
Pharmacyclics, Inc. (a)	59,200	6,951,856
Valeant Pharmaceuticals International, Inc. (a)	75,500	9,905,600

		113,025,749

		357,193,242

Energy — 3.9%
Oil & Gas — 3.8%
Concho Resources, Inc. (a)	81,600	10,231,824
Continental Resources, Inc. (a)	43,200	2,871,936
EOG Resources, Inc.	900	89,118
EQT Corp.	108,900	9,968,706
Pioneer Natural Resources Co.	102,700	20,228,819

	Number of Shares	Value
Range Resources Corp.	110,653	$7,503,380

		50,893,783

Oil & Gas Services — 0.1%
Schlumberger Ltd.	11,400	1,159,266

		52,053,049

Financial — 7.5%
Banks — 0.8%
Northern Trust Corp.	32,600	2,217,778
State Street Corp.	124,700	9,179,167

		11,396,945

Diversified Financial — 4.4%
American Express Co.	114,600	10,032,084
Ameriprise Financial, Inc.	71,200	8,784,656
Citigroup, Inc.	2,800	145,096
Intercontinental Exchange, Inc.	25,800	5,032,290
Invesco Ltd.	293,900	11,603,172
Morgan Stanley	383,300	13,250,681
TD Ameritrade Holding Corp.	326,400	10,891,968

		59,739,947

Insurance — 0.3%
Marsh & McLennan Cos., Inc.	67,600	3,538,184

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.	281,000	26,310,030

		100,985,106

Industrial — 11.6%
Aerospace & Defense — 1.8%
The Boeing Co.	159,600	20,329,848
United Technologies Corp.	32,400	3,421,440

		23,751,288

Electronics — 0.0%
Trimble Navigation Ltd. (a)	7,700	234,850

Machinery – Diversified — 1.3%
Flowserve Corp.	35,100	2,475,252
Roper Industries, Inc.	56,800	8,309,272
Wabtec Corp.	79,100	6,410,264

		17,194,788

Manufacturing — 2.9%
3M Co.	13,900	1,969,352
Danaher Corp.	418,900	31,828,022
Honeywell International, Inc.	43,000	4,004,160
Pall Corp.	15,300	1,280,610

		39,082,144

Metal Fabricate & Hardware — 1.9%
Precision Castparts Corp.	105,500	24,990,840

Transportation — 3.7%
Canadian Pacific Railway Ltd.	29,900	6,203,353
FedEx Corp.	56,000	9,041,200
J.B. Hunt Transport Services, Inc.	30,900	2,288,145

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kansas City Southern	86,600	$10,495,920
Union Pacific Corp.	115,400	12,511,668
United Continental Holdings, Inc. (a)	192,600	9,011,754

		49,552,040

		154,805,950

Technology — 4.4%
Computers — 1.8%
Apple, Inc.	163,300	16,452,475
Cognizant Technology Solutions Corp. Class A (a)	77,300	3,460,721
IHS, Inc. Class A (a)	36,100	4,519,359

		24,432,555

Software — 2.6%
Autodesk, Inc. (a)	10,400	573,040
Electronic Arts, Inc. (a)	49,900	1,776,939
Fiserv, Inc. (a)	121,200	7,833,762
Intuit, Inc.	1,200	105,180
Microsoft Corp.	3,100	143,716
Red Hat, Inc. (a)	117,890	6,619,524
Salesforce.com, Inc. (a)	254,800	14,658,644
VMware, Inc. Class A (a)	26,800	2,514,912

		34,225,717

		58,658,272

TOTAL COMMON STOCK (Cost $938,594,124)		1,340,672,792

TOTAL EQUITIES (Cost $938,594,124)		1,340,672,792

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,087	1,088

TOTAL MUTUAL FUNDS (Cost $1,088)		1,088

TOTAL LONG-TERM INVESTMENTS (Cost $938,595,212)		1,340,673,880

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$2,848,690	2,848,690

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $2,848,690)	$2,848,690

TOTAL INVESTMENTS — 100.2% (Cost $941,443,902) (c)	1,343,522,570

Other Assets/(Liabilities) — (0.2)%	(3,101,473)

NET ASSETS — 100.0%	$1,340,421,097

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,848,691. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 11/25/40, and an aggregate market value, including accrued interest, of $2,907,820.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Basic Materials — 2.2%
Chemicals — 2.2%
Monsanto Co.	146,000	$16,426,460
Syngenta AG Sponsored ADR (Switzerland)	95,803	6,071,036

		22,497,496

Communications — 34.9%
Internet — 27.9%
Alibaba Group Holding Ltd. (a)	80,741	7,173,838
Amazon.com, Inc. (a)	83,000	26,762,520
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	196,325	42,844,005
eBay, Inc. (a)	398,362	22,559,240
Equinix, Inc. (a)	74,050	15,734,144
Facebook, Inc. Class A (a)	390,000	30,825,600
Google, Inc. Class A (a)	53,100	31,244,571
Google, Inc. Class C (a)	45,075	26,024,502
Liberty Interactive Corp. Class A (a)	676,685	19,299,056
LinkedIn Corp. Class A (a)	112,000	23,272,480
The Priceline Group, Inc. (a)	31,825	36,871,808
Yelp, Inc. (a)	72,450	4,944,713

		287,556,477

Media — 2.6%
Discovery Communications, Inc. Series A (a)	113,588	4,293,626
Discovery Communications, Inc. Series C (a)	349,903	13,044,384
Twenty-First Century Fox Class A	277,000	9,498,330

		26,836,340

Telecommunications — 4.4%
Crown Castle International Corp.	274,375	22,095,419
QUALCOMM, Inc.	304,725	22,784,288

		44,879,707

		359,272,524

Consumer, Cyclical — 10.4%
Apparel — 2.9%
Nike, Inc. Class B	337,700	30,122,840

Lodging — 1.1%
Las Vegas Sands Corp.	185,000	11,508,850

Retail — 6.4%
Chipotle Mexican Grill, Inc. (a)	29,800	19,864,382
L Brands, Inc.	271,350	18,175,023
Sally Beauty Holdings, Inc. (a)	245,000	6,705,650
Walgreen Co.	347,600	20,602,252

		65,347,307

		106,978,997

	Number of Shares	Value
Consumer, Non-cyclical — 22.7%
Biotechnology — 8.2%
Alexion Pharmaceuticals, Inc. (a)	80,000	$13,265,600
Biogen Idec, Inc. (a)	57,500	19,021,575
Celgene Corp. (a)	317,300	30,073,694
Regeneron Pharmaceuticals, Inc. (a)	61,500	22,171,980

		84,532,849

Commercial Services — 7.8%
MasterCard, Inc. Class A	302,625	22,370,040
Visa, Inc. Class A	270,800	57,780,596

		80,150,636

Foods — 0.9%
Whole Foods Market, Inc.	259,000	9,870,490

Pharmaceuticals — 5.8%
Allergan, Inc.	146,975	26,189,475
BioMarin Pharmaceutical, Inc. (a)	136,000	9,813,760
Novo Nordisk A/S Sponsored ADR (Denmark)	299,725	14,272,905
Perrigo Co. PLC	60,400	9,071,476

		59,347,616

		233,901,591

Energy — 9.4%
Oil & Gas — 3.2%
EOG Resources, Inc.	215,025	21,291,775
Southwestern Energy Co. (a)	334,000	11,673,300

		32,965,075

Oil & Gas Services — 3.9%
FMC Technologies, Inc. (a)	212,000	11,513,720
National Oilwell Varco, Inc.	165,000	12,556,500
Schlumberger Ltd.	161,000	16,372,090

		40,442,310

Pipelines — 2.3%
Kinder Morgan, Inc.	230,500	8,837,370
The Williams Cos., Inc.	274,450	15,190,808

		24,028,178

		97,435,563

Financial — 2.6%
Diversified Financial — 2.6%
The Charles Schwab Corp.	452,000	13,284,280
IntercontinentalExchange, Inc.	68,050	13,273,153

		26,557,433

Technology — 15.1%
Semiconductors — 2.3%
ARM Holdings PLC Sponsored ADR (United Kingdom)	294,000	12,844,860
ASML Holding NV (b)	114,000	11,265,480

		24,110,340

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 12.8%
Adobe Systems, Inc. (a)	379,525	$26,259,334
Athenahealth, Inc. (a) (b)	73,000	9,613,370
Cerner Corp. (a)	215,000	12,807,550
Intuit, Inc.	172,475	15,117,434
Microsoft Corp.	634,700	29,424,692
Salesforce.com, Inc. (a)	453,000	26,061,090
Splunk, Inc. (a)	223,000	12,345,280

		131,628,750

		155,739,090

TOTAL COMMON STOCK (Cost $698,601,208)		1,002,382,694

TOTAL EQUITIES (Cost $698,601,208)		1,002,382,694

MUTUAL FUNDS — 1.3%
Diversified Financial — 1.3%
State Street Naviagtor Securities Lending Prime Portfolio (c)	13,832,328	13,832,328

TOTAL MUTUAL FUNDS (Cost $13,832,328)		13,832,328

TOTAL LONG-TERM INVESTMENTS (Cost $712,433,536)		1,016,215,022

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (d)	$19,337,490	19,337,490

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	15,507	15,507

TOTAL SHORT-TERM INVESTMENTS (Cost $19,352,997)		19,352,997

TOTAL INVESTMENTS — 100.5%
(Cost $731,786,533) (e)		1,035,568,019

Other Assets/(Liabilities) — (0.5)%		(5,602,485)

NET ASSETS — 100.0%		$1,029,965,534

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $13,540,495 or 1.31% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $19,337,496. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity dates ranging from 9/15/40 – 11/25/40, and an aggregate market value, including accrued interest, of $19,730,088.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Basic Materials — 6.7%
Chemicals — 2.3%
Celanese Corp. Series A	17,215	$1,007,422
Eastman Chemical Co.	14,774	1,195,069
Huntsman Corp.	52,350	1,360,576

		3,563,067

Forest Products & Paper — 0.7%
International Paper Co.	21,692	1,035,576

Iron & Steel — 1.5%
Allegheny Technologies, Inc.	19,000	704,900
Reliance Steel & Aluminum Co.	7,942	543,233
United States Steel Corp.	25,000	979,250

		2,227,383

Mining — 2.2%
Alcoa, Inc.	105,175	1,692,266
Stillwater Mining Co. (a)	87,300	1,312,119
Yamana Gold, Inc.	58,302	349,812

		3,354,197

		10,180,223

Communications — 5.4%
Internet — 0.6%
F5 Networks, Inc. (a)	7,250	860,865

Media — 1.3%
Gannett Co., Inc.	32,800	973,176
Starz Class A (a)	30,800	1,018,864

		1,992,040

Telecommunications — 3.5%
Amdocs Ltd.	25,498	1,169,848
ARRIS Group, Inc. (a)	22,425	635,861
CommScope Holding Co., Inc. (a)	23,595	564,157
Level 3 Communications, Inc. (a)	65,640	3,001,717

		5,371,583

		8,224,488

Consumer, Cyclical — 11.2%
Airlines — 1.1%
American Airlines Group, Inc.	24,310	862,519
Delta Air Lines, Inc.	20,800	751,920

		1,614,439

Apparel — 0.6%
Deckers Outdoor Corp. (a)	9,960	967,913

Automotive & Parts — 2.8%
Allison Transmission Holdings, Inc.	75,850	2,160,966
Lear Corp.	13,250	1,144,933
Magna International, Inc. Class A	10,140	962,387

		4,268,286

	Number of Shares	Value
Home Furnishing — 0.8%
Whirlpool Corp.	8,238	$1,199,865

Leisure Time — 0.9%
Royal Caribbean Cruises Ltd.	19,000	1,278,510

Lodging — 0.3%
MGM Resorts International (a)	18,900	430,542

Retail — 4.7%
American Eagle Outfitters, Inc.	71,625	1,039,995
Foot Locker, Inc.	19,795	1,101,592
The Gap, Inc.	27,394	1,142,056
Hanesbrands, Inc.	7,415	796,668
Macy’s, Inc.	31,219	1,816,321
Rite Aid Corp. (a)	103,650	501,666
The Wendy’s Co.	93,725	774,168

		7,172,466

		16,932,021

Consumer, Non-cyclical — 15.0%
Beverages — 1.4%
Molson Coors Brewing Co. Class B	28,770	2,141,639

Commercial Services — 2.3%
AerCap Holdings NV (a)	16,030	655,627
Donnelley (R.R.) & Sons Co.	46,925	772,385
Manpower, Inc.	6,820	478,082
McKesson Corp.	6,642	1,292,998
Quanta Services, Inc. (a)	9,350	339,312

		3,538,404

Foods — 3.1%
ConAgra Foods, Inc.	18,122	598,751
Ingredion, Inc.	15,418	1,168,530
The Kroger Co.	12,648	657,696
Pinnacle Foods, Inc.	22,100	721,565
Tyson Foods, Inc. Class A	39,400	1,551,178

		4,697,720

Health Care – Products — 2.9%
C.R. Bard, Inc.	4,238	604,805
The Cooper Cos., Inc.	3,195	497,621
Hologic, Inc. (a)	47,075	1,145,335
Zimmer Holdings, Inc.	21,175	2,129,146

		4,376,907

Health Care – Services — 3.7%
Aetna, Inc.	5,815	471,015
Cigna Corp.	6,508	590,211
HCA Holdings, Inc. (a)	22,050	1,554,966
Laboratory Corporation of America Holdings (a)	6,550	666,462
MEDNAX, Inc. (a)	13,915	762,820
Universal Health Services, Inc. Class B	5,280	551,760

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WellPoint, Inc.	7,790	$931,840

		5,529,074

Household Products — 0.7%
Avery Dennison Corp.	22,526	1,005,786

Pharmaceuticals — 0.9%
Mallinckrodt PLC (a)	6,105	550,366
Quintiles Transnational Holdings, Inc. (a)	15,960	890,249

		1,440,615

		22,730,145

Energy — 7.9%
Energy – Alternate Sources — 0.4%
First Solar, Inc. (a)	9,780	643,622

Oil & Gas — 7.0%
Chesapeake Energy Corp.	33,803	777,131
Cimarex Energy Co.	11,130	1,408,279
Devon Energy Corp.	16,010	1,091,562
Encana Corp.	54,450	1,154,885
Helmerich & Payne, Inc.	6,808	666,299
Marathon Petroleum Corp.	6,908	584,900
Murphy Oil Corp.	15,084	858,430
PBF Energy, Inc. Class A	36,650	879,600
Precision Drilling Corp.	162,475	1,753,105
Seventy Seven Energy, Inc. (a)	1,355	32,168
Whiting Petroleum Corp. (a)	16,695	1,294,697

		10,501,056

Oil & Gas Services — 0.5%
Weatherford International PLC (a)	36,450	758,160

		11,902,838

Financial — 26.4%
Banks — 5.4%
BB&T Corp.	29,634	1,102,681
Fifth Third Bancorp	56,696	1,135,054
KeyCorp	82,825	1,104,057
PNC Financial Services Group, Inc.	14,216	1,216,605
Regions Financial Corp.	80,275	805,961
SunTrust Banks, Inc.	16,930	643,848
Webster Financial Corp.	74,000	2,156,360

		8,164,566

Diversified Financial — 5.7%
Ameriprise Financial, Inc.	10,146	1,251,814
CIT Group, Inc.	21,420	984,463
Discover Financial Services	22,299	1,435,833
Invesco Ltd.	38,950	1,537,746
The NASDAQ OMX Group, Inc.	13,900	589,638
Navient Corp.	33,857	599,607
Raymond James Financial, Inc.	41,630	2,230,535

		8,629,636

	Number of Shares	Value
Diversified Financial Services — 1.1%
Voya Financial, Inc.	40,325	$1,576,708

Insurance — 5.2%
Allied World Assurance Co. Holdings Ltd.	23,350	860,214
The Allstate Corp.	19,890	1,220,649
The Hartford Financial Services Group, Inc.	44,877	1,671,668
HCC Insurance Holdings, Inc.	10,825	522,739
Lincoln National Corp.	23,625	1,265,828
Reinsurance Group of America, Inc. Class A	7,008	561,551
Unum Group	16,786	577,103
Validus Holdings Ltd.	14,850	581,229
XL Group PLC	19,450	645,157

		7,906,138

Real Estate — 1.2%
CBRE Group, Inc. (a)	61,175	1,819,344

Real Estate Investment Trusts (REITS) — 7.8%
AvalonBay Communities, Inc.	5,945	838,067
BioMed Realty Trust, Inc.	112,800	2,278,560
Brandywine Realty Trust	33,475	470,993
CBL & Associates Properties, Inc.	68,722	1,230,124
Digital Realty Trust, Inc.	10,300	642,514
DuPont Fabros Technology, Inc.	55,900	1,511,536
Hospitality Properties Trust	33,774	906,832
Liberty Property Trust	72,641	2,416,040
Sunstone Hotel Investors, Inc.	112,725	1,557,859

		11,852,525

		39,948,917

Industrial — 8.7%
Aerospace & Defense — 1.1%
Alliant Techsystems, Inc.	3,055	389,940
L-3 Communications Holdings, Inc.	10,846	1,289,806

		1,679,746

Electronics — 0.8%
Avnet, Inc.	27,396	1,136,934

Environmental Controls — 0.8%
Republic Services, Inc.	30,502	1,190,188

Hand & Machine Tools — 0.7%
Stanley Black & Decker, Inc.	11,130	988,233

Manufacturing — 2.3%
ITT Corp.	27,730	1,246,186
Parker Hannifin Corp.	5,244	598,603
Trinity Industries, Inc.	36,035	1,683,555

		3,528,344

Packaging & Containers — 0.3%
Graphic Packaging Holding Co. (a)	35,775	444,683

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	4,185	$436,119

Transportation — 1.4%
Con-way, Inc.	19,120	908,200
CSX Corp.	40,146	1,287,081

		2,195,281

Trucking & Leasing — 1.0%
GATX Corp.	25,250	1,473,842

		13,073,370

Technology — 9.0%
Computers — 1.2%
NetApp, Inc.	16,850	723,876
Western Digital Corp.	10,840	1,054,949

		1,778,825

Internet — 0.4%
Check Point Software Technologies Ltd. (a)	9,840	681,322

Office Equipment/Supplies — 1.3%
Pitney Bowes, Inc.	27,275	681,602
Xerox Corp.	95,548	1,264,100

		1,945,702

Semiconductors — 4.2%
GT Advanced Technologies, Inc. (a)	69,775	755,663
Integrated Device Technology, Inc. (a)	28,575	455,771
KLA-Tencor Corp.	16,352	1,288,211
Lam Research Corp.	6,815	509,081
Micron Technology, Inc. (a)	18,800	644,088
NXP Semiconductor NV (a)	11,875	812,606
ON Semiconductor Corp. (a)	106,425	951,439
Skyworks Solutions, Inc.	16,380	950,859

		6,367,718

Software — 1.9%
CA, Inc.	34,206	955,716
Electronic Arts, Inc. (a)	26,200	932,982
TiVo, Inc. (a)	77,275	988,733

		2,877,431

		13,650,998

Utilities — 8.0%
Electric — 5.8%
The AES Corp.	39,642	562,123
Ameren Corp.	57,375	2,199,184
CMS Energy Corp.	30,200	895,732
DTE Energy Co.	14,590	1,110,007
NRG Energy, Inc.	20,800	633,984
Portland General Electric Co.	32,475	1,043,097
PPL Corp.	33,238	1,091,536
SCANA Corp.	23,624	1,171,987

		8,707,650

	Number of Shares	Value
Gas — 2.2%
AGL Resources, Inc.	22,092	$1,134,203
Atmos Energy Corp.	45,900	2,189,430

		3,323,633

		12,031,283

TOTAL COMMON STOCK (Cost $134,952,003)		148,674,283

TOTAL EQUITIES (Cost $134,952,003)		148,674,283

TOTAL LONG-TERM INVESTMENTS (Cost $134,952,003)		148,674,283

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$3,129,792	3,129,792

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	5,363	5,363

TOTAL SHORT-TERM INVESTMENTS (Cost $3,135,155)		3,135,155

TOTAL INVESTMENTS — 100.4%
(Cost $138,087,158) (c)		151,809,438

Other Assets/(Liabilities) — (0.4)%		(634,120)

NET ASSETS — 100.0%		$151,175,318

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $3,129,792. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/40 – 9/15/40, and an aggregate market value, including accrued interest, of $3,194,397.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Basic Materials — 3.6%
Chemicals — 2.5%
Innospec, Inc.	18,380	$659,842
PolyOne Corp.	55,000	1,956,900
Sensient Technologies Corp.	20,450	1,070,558

		3,687,300

Forest Products & Paper — 0.7%
Deltic Timber Corp.	17,650	1,099,948

Mining — 0.4%
Luxfer Holdings PLC	35,620	614,801

		5,402,049

Communications — 1.0%
Media — 1.0%
John Wiley & Sons, Inc. Class A	25,100	1,408,361

Consumer, Cyclical — 20.6%
Apparel — 0.6%
Ascena Retail Group, Inc. (a)	73,520	977,816

Auto Manufacturers — 1.1%
Oshkosh Corp.	38,700	1,708,605

Automotive & Parts — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	117,900	1,977,183

Distribution & Wholesale — 1.8%
ScanSource, Inc. (a)	36,000	1,245,240
United Stationers, Inc.	38,390	1,442,312

		2,687,552

Home Furnishing — 3.2%
Tempur Sealy International, Inc. (a)	42,400	2,381,608
Whirlpool Corp.	16,000	2,330,400

		4,712,008

Leisure Time — 1.4%
Brunswick Corp.	48,400	2,039,576

Office Furnishings — 1.3%
Herman Miller, Inc.	43,600	1,301,460
Steelcase, Inc. Class A	43,800	709,122

		2,010,582

Retail — 7.5%
Advance Auto Parts, Inc.	17,850	2,325,855
Casey’s General Stores, Inc.	12,930	927,081
The Cato Corp. Class A	51,200	1,764,352
CST Brands, Inc.	27,890	1,002,646
Fred’s, Inc. Class A	67,220	941,080
The Men’s Wearhouse, Inc.	42,700	2,016,294
Stage Stores, Inc.	55,930	956,962

	Number of Shares	Value
Vitamin Shoppe, Inc. (a)	27,300	$1,211,847

		11,146,117

Storage & Warehousing — 1.4%
Mobile Mini, Inc.	58,000	2,028,260

Textiles — 1.0%
G&K Services, Inc. Class A	25,860	1,432,127

		30,719,826

Consumer, Non-cyclical — 15.9%
Biotechnology — 1.5%
Charles River Laboratories International, Inc. (a)	31,910	1,906,304
Integra LifeSciences Holdings (a)	5,710	283,444

		2,189,748

Commercial Services — 2.3%
Corrections Corporation of America	25,968	892,260
Forrester Research, Inc.	28,580	1,053,459
FTI Consulting, Inc. (a)	23,100	807,576
MAXIMUS, Inc.	16,660	668,566

		3,421,861

Foods — 1.2%
Cranswick PLC	43,602	937,509
Post Holdings, Inc. (a)	24,620	816,891

		1,754,400

Health Care – Products — 3.9%
Haemonetics Corp. (a)	93,220	3,255,242
ICU Medical, Inc. (a)	24,570	1,576,903
Steris Corp.	17,620	950,775

		5,782,920

Health Care – Services — 3.9%
AmSurg Corp. (a)	18,510	926,426
Covance, Inc. (a)	17,400	1,369,380
HealthSouth Corp.	61,700	2,276,730
ICON PLC (a)	21,910	1,253,909

		5,826,445

Household Products — 2.6%
Acco Brands Corp. (a)	127,610	880,509
Helen of Troy Ltd. (a)	17,740	931,705
The Scotts Miracle-Gro Co. Class A	38,300	2,106,500

		3,918,714

Pharmaceuticals — 0.5%
Phibro Animal Health Corp. Class A	32,100	719,361

		23,613,449

Energy — 3.0%
Oil & Gas — 2.5%
Diamondback Energy, Inc. (a)	16,280	1,217,418
Linn Co LLC	56,604	1,638,686

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RSP Permian, Inc. (a)	31,800	$812,808

		3,668,912

Oil & Gas Services — 0.5%
SEACOR Holdings, Inc. (a)	10,900	815,320

		4,484,232

Financial — 16.3%
Banks — 8.2%
City National Corp.	32,100	2,429,007
First Midwest Bancorp, Inc.	66,510	1,070,146
Hancock Holding Co.	19,700	631,385
Hanmi Financial Corp.	47,800	963,648
International Bancshares Corp.	47,530	1,172,327
MB Financial, Inc.	34,440	953,299
Northwest Bancshares, Inc.	74,850	905,685
Prosperity Bancshares, Inc.	33,600	1,920,912
Texas Capital Bancshares, Inc. (a)	18,900	1,090,152
Webster Financial Corp.	40,270	1,173,468

		12,310,029

Insurance — 4.2%
Alleghany Corp. (a)	3,118	1,303,792
Assured Guaranty Ltd.	25,600	567,296
Platinum Underwriters Holdings Ltd.	10,360	630,613
Primerica, Inc.	28,250	1,362,215
Reinsurance Group of America, Inc. Class A	16,790	1,345,383
White Mountains Insurance Group Ltd.	1,660	1,045,916

		6,255,215

Investment Companies — 1.0%
Ares Capital Corp.	47,630	769,701
Solar Capital Ltd.	38,490	718,993

		1,488,694

Real Estate Investment Trusts (REITS) — 2.5%
DiamondRock Hospitality Co.	51,924	658,396
Education Realty Trust, Inc.	76,600	787,448
Kite Realty Group Trust	27,875	675,690
Mid-America Apartment Communities, Inc.	12,330	809,465
Summit Hotel Properties, Inc.	70,860	763,871

		3,694,870

Savings & Loans — 0.4%
First Niagara Financial Group, Inc.	69,950	582,683

		24,331,491

Industrial — 24.8%
Aerospace & Defense — 1.0%
Cubic Corp.	32,230	1,508,364

Building Materials — 3.1%
Comfort Systems USA, Inc.	60,400	818,420
Gibraltar Industries, Inc. (a)	56,006	766,722

	Number of Shares	Value
Simpson Manufacturing Co., Inc.	35,600	$1,037,740
Trex Co., Inc. (a)	56,400	1,949,748

		4,572,630

Electrical Components & Equipment — 2.3%
Belden, Inc.	33,470	2,142,750
Littelfuse, Inc.	14,900	1,269,182

		3,411,932

Electronics — 4.7%
Coherent, Inc. (a)	11,040	677,525
Faro Technologies, Inc. (a)	21,300	1,080,975
II-VI, Inc. (a)	120,000	1,412,400
Park Electrochemical Corp.	37,200	876,060
Plexus Corp. (a)	33,500	1,237,155
Vishay Intertechnology, Inc.	119,500	1,707,655

		6,991,770

Engineering & Construction — 0.8%
Aegion Corp. (a)	54,500	1,212,625

Environmental Controls — 0.4%
Clean Harbors, Inc. (a)	11,720	631,942

Machinery – Construction & Mining — 1.2%
Terex Corp.	55,400	1,760,058

Machinery – Diversified — 1.1%
Albany International Corp. Class A	39,160	1,333,006
Zebra Technologies Corp. Class A (a)	4,450	315,817

		1,648,823

Manufacturing — 3.8%
AptarGroup, Inc.	9,720	590,004
Barnes Group, Inc.	16,900	512,915
Carlisle Cos., Inc.	17,970	1,444,429
ESCO Technologies, Inc.	24,330	846,197
Koppers Holdings, Inc.	29,590	981,204
Matthews International Corp. Class A	28,740	1,261,399

		5,636,148

Metal Fabricate & Hardware — 1.0%
Mueller Industries, Inc.	51,010	1,455,825

Packaging & Containers — 0.7%
Greif, Inc. Class A	23,670	1,036,983

Transportation — 3.9%
Dorian LPG Ltd. (a)	24,270	432,491
Era Group, Inc. (a)	34,380	747,765
Forward Air Corp.	38,600	1,730,438
Heartland Express, Inc.	38,100	912,876
Scorpio Tankers, Inc.	146,470	1,217,166
UTI Worldwide, Inc. (a)	79,390	843,916

		5,884,652

Trucking & Leasing — 0.8%
GATX Corp.	20,690	1,207,675

		36,959,427

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 9.4%
Computers — 2.2%
Diebold, Inc.	27,100	$957,172
Mentor Graphics Corp.	59,800	1,225,601
Mercury Computer Systems, Inc. (a)	68,000	748,680
MTS Systems Corp.	5,400	368,604

		3,300,057

Semiconductors — 5.8%
Brooks Automation, Inc.	156,500	1,644,815
Diodes, Inc. (a)	63,400	1,516,528
Fairchild Semiconductor International, Inc. (a)	117,800	1,829,434
Maxim Integrated Products, Inc.	38,250	1,156,680
Micrel, Inc.	61,534	740,254
Photronics, Inc. (a)	81,600	656,880
Xcerra Corp. (a)	116,800	1,143,472

		8,688,063

Software — 1.4%
Allscripts Healthcare Solutions, Inc. (a)	72,050	966,551
MedAssets, Inc. (a)	33,880	701,994
Verint Systems, Inc. (a)	6,320	351,455

		2,020,000

		14,008,120

Utilities — 2.7%
Electric — 0.4%
Westar Energy, Inc.	15,330	523,059

Gas — 2.3%
Atmos Energy Corp.	12,830	611,991
The Laclede Group, Inc.	14,520	673,728
New Jersey Resources Corp.	7,070	357,106
UGI Corp.	32,085	1,093,778
WGL Holdings, Inc.	16,530	696,243

		3,432,846

		3,955,905

TOTAL COMMON STOCK (Cost $111,884,512)		144,882,860

TOTAL EQUITIES (Cost $111,884,512)		144,882,860

TOTAL LONG-TERM INVESTMENTS (Cost $111,884,512)		144,882,860

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$4,412,138	$4,412,138

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	5,327	5,327

TOTAL SHORT-TERM INVESTMENTS (Cost $4,417,465)		4,417,465

TOTAL INVESTMENTS — 100.2% (Cost $116,301,977) (c)		149,300,325

Other Assets/(Liabilities) — (0.2)%		(361,382)

NET ASSETS — 100.0%		$148,938,943

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $4,412,139. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 9/15/40, and an aggregate market value, including accrued interest, of $4,503,423.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Basic Materials — 5.8%
Chemicals — 2.3%
American Vanguard Corp. (a)	52,300	$585,760
Chemtura Corp. (b)	53,255	1,242,439
Huntsman Corp.	89,280	2,320,387
Innospec, Inc.	78,500	2,818,150
Minerals Technologies, Inc.	32,800	2,024,088
The Valspar Corp.	13,425	1,060,441

		10,051,265

Forest Products & Paper — 1.5%
Clearwater Paper Corp. (b)	34,500	2,073,795
Deltic Timber Corp.	24,200	1,508,144
Potlatch Corp.	47,100	1,893,891
Wausau Paper Corp.	101,400	804,102

		6,279,932

Iron & Steel — 0.5%
Carpenter Technology Corp.	33,000	1,489,950
Schnitzer Steel Industries, Inc. Class A	27,000	649,350

		2,139,300

Mining — 1.5%
Luxfer Holdings PLC	29,800	514,348
Royal Gold, Inc.	15,300	993,582
Sandstorm Gold Ltd. (a) (b)	235,700	1,013,510
Stillwater Mining Co. (b)	156,215	2,347,912
US Silica Holdings, Inc.	26,000	1,625,260

		6,494,612

		24,965,109

Communications — 2.8%
Internet — 0.9%
Digital River, Inc. (b)	19,740	286,625
New Media Investment Group, Inc.	33,700	560,431
Safeguard Scientifics, Inc. (b)	117,200	2,156,480
Sapient Corp. (b)	49,425	691,950

		3,695,486

Media — 0.2%
Saga Communications, Inc. Class A	31,800	1,067,844

Telecommunications — 1.7%
Anixter International, Inc.	12,250	1,039,290
Ciena Corp. (b)	87,275	1,459,238
Ixia (b)	98,400	899,376
Premiere Global Services, Inc. (b)	54,580	653,323
SBA Communications Corp. Class A (b)	9,080	1,006,972
Sonus Networks, Inc. (b)	196,700	672,714
ViaSat, Inc. (a) (b)	25,360	1,397,843

		7,128,756

		11,892,086

	Number of Shares	Value
Consumer, Cyclical — 11.5%
Airlines — 0.8%
Alaska Air Group, Inc.	78,300	$3,409,182

Apparel — 1.2%
Crocs, Inc. (b)	87,115	1,095,906
Deckers Outdoor Corp. (b)	28,155	2,736,103
Skechers U.S.A., Inc. Class A (b)	24,890	1,326,886

		5,158,895

Automotive & Parts — 0.5%
Modine Manufacturing Co. (b)	83,500	991,145
Tenneco, Inc. (b)	24,165	1,264,071

		2,255,216

Distribution & Wholesale — 1.1%
Beacon Roofing Supply, Inc. (b)	94,400	2,405,312
Pool Corp.	43,100	2,323,952

		4,729,264

Entertainment — 1.3%
Ascent Media Corp. Series A (b)	18,000	1,083,600
Carmike Cinemas, Inc. (b)	32,580	1,009,328
Cinemark Holdings, Inc.	37,595	1,279,734
International Speedway Corp. Class A	15,795	499,754
Lions Gate Entertainment Corp. (a)	58,080	1,914,898

		5,787,314

Home Builders — 1.2%
KB Home (a)	69,620	1,040,123
M/I Homes, Inc. (b)	31,300	620,366
Meritage Home Corp. (b)	63,505	2,254,427
Winnebago Industries, Inc. (b)	66,600	1,449,882

		5,364,798

Home Furnishing — 0.7%
Ethan Allen Interiors, Inc. (a)	35,300	804,840
La-Z-Boy, Inc.	41,405	819,405
Tempur Sealy International, Inc. (b)	21,270	1,194,736

		2,818,981

Leisure Time — 0.4%
Brunswick Corp.	24,800	1,045,072
Life Time Fitness, Inc. (b)	15,280	770,723

		1,815,795

Lodging — 0.5%
Belmond Ltd. (b)	167,335	1,951,126

Retail — 2.8%
American Eagle Outfitters, Inc. (a)	107,635	1,562,860
Cash America International, Inc.	13,051	571,634
Fred’s, Inc. Class A	45,700	639,800
GNC Holdings, Inc. Class A	34,820	1,348,927
Haverty Furniture Cos., Inc.	59,300	1,292,147
Insight Enterprises, Inc. (b)	41,260	933,714
Kate Spade & Co. (b)	21,800	571,814

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MarineMax, Inc. (b)	11,500	$193,775
Pier 1 Imports, Inc.	89,000	1,058,210
Red Robin Gourmet Burgers, Inc. (b)	10,200	580,380
Rite Aid Corp. (b)	240,320	1,163,149
Sportsman’s Warehouse Holdings, Inc. (a) (b)	51,900	349,546
Stein Mart, Inc.	98,400	1,136,520
Vera Bradley, Inc. (a) (b)	40,825	844,261

		12,246,737

Textiles — 1.0%
Culp, Inc.	47,400	860,310
G&K Services, Inc. Class A	35,200	1,949,376
UniFirst Corp.	13,840	1,336,806

		4,146,492

		49,683,800

Consumer, Non-cyclical — 10.8%
Agriculture — 0.5%
Alliance One International, Inc. (b)	124,800	245,856
Vector Group Ltd. (a)	77,842	1,726,530

		1,972,386

Biotechnology — 0.4%
Momenta Pharmaceuticals, Inc. (b)	51,100	579,474
Spectrum Pharmaceuticals, Inc. (a) (b)	114,195	929,547

		1,509,021

Commercial Services — 3.7%
Aaron’s, Inc.	128,600	3,127,552
American Public Education, Inc. (b)	22,600	609,974
Bridgepoint Education, Inc. (b)	82,585	921,648
Electro Rent Corp.	85,200	1,173,204
FTI Consulting, Inc. (b)	28,900	1,010,344
Global Payments, Inc.	11,470	801,524
H&E Equipment Services, Inc.	23,610	951,011
Hillenbrand, Inc.	6,950	214,685
Landauer, Inc.	13,700	452,237
McGrath RentCorp	73,300	2,506,860
Navigant Consulting, Inc. (b)	75,800	1,054,378
On Assignment, Inc. (b)	58,300	1,565,355
PHH Corp. (b)	31,910	713,508
Rent-A-Center, Inc.	24,580	746,003

		15,848,283

Foods — 0.8%
Pinnacle Foods, Inc.	17,500	571,375
SpartanNash Co.	56,700	1,102,815
United Natural Foods, Inc. (b)	14,205	873,039
WhiteWave Foods Co. Class A (b)	26,155	950,211

		3,497,440

Health Care – Products — 2.5%
Alere, Inc. (b)	20,960	812,829
Atrion Corp.	300	91,503

	Number of Shares	Value
Bruker Corp. (b)	38,300	$709,125
Cantel Medical Corp.	24,577	844,957
Cynosure Inc. Class A (b)	34,590	726,390
Merit Medical Systems, Inc. (b)	60,471	718,395
Quidel Corp. (b)	41,300	1,109,731
Tornier BV (b)	41,825	999,618
West Pharmaceutical Services, Inc.	63,400	2,837,784
Wright Medical Group, Inc. (b)	59,700	1,808,910

		10,659,242

Health Care – Services — 2.0%
Centene Corp. (b)	10,345	855,635
Covance, Inc. (b)	8,855	696,889
Healthways, Inc. (b)	27,300	437,346
Magellan Health, Inc. (b)	30,155	1,650,383
MEDNAX, Inc. (b)	14,714	806,622
Molina Healthcare, Inc. (b)	18,273	772,948
National Healthcare Corp.	26,500	1,471,015
Triple-S Management Corp. Class B (b)	35,639	709,216
WellCare Health Plans, Inc. (b)	23,110	1,394,457

		8,794,511

Household Products — 0.3%
CSS Industries, Inc.	35,800	868,150
The Scotts Miracle-Gro Co. Class A	9,870	542,850

		1,411,000

Pharmaceuticals — 0.6%
Cubist Pharmaceuticals, Inc. (b)	11,165	740,686
Impax Laboratories, Inc. (b)	45,695	1,083,429
The Medicines Co. (b)	38,510	859,543

		2,683,658

		46,375,541

Energy — 5.2%
Coal — 0.2%
Cloud Peak Energy, Inc. (b)	69,800	880,876

Oil & Gas — 3.5%
Atwood Oceanics, Inc. (b)	19,400	847,586
Bill Barrett Corp. (a) (b)	98,390	2,168,516
Bonanza Creek Energy, Inc. (b)	4,000	227,600
Energy XXI (Bermuda) Ltd. (a)	19,518	221,529
Hercules Offshore, Inc. (a) (b)	65,600	144,320
Magnum Hunter Resources Corp. (a) (b)	75,000	417,750
Matador Resources Co. (b)	42,100	1,088,285
Newfield Exploration Co. (b)	78,480	2,909,253
Northern Oil and Gas, Inc. (a) (b)	80,200	1,140,444
Oasis Petroleum, Inc. (b)	43,000	1,797,830
PDC Energy, Inc. (b)	17,800	895,162
Precision Drilling Corp.	198,200	2,138,578
SandRidge Energy, Inc. (a) (b)	176,675	757,936
Swift Energy Co. (a) (b)	30,693	294,653

		15,049,442

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.5%
C&J Energy Services, Inc. (b)	15,900	$485,745
CARBO Ceramics, Inc. (a)	12,100	716,683
Core Laboratories NV	7,255	1,061,769
Exterran Holdings, Inc.	40,595	1,798,765
Newpark Resources, Inc. (b)	63,379	788,435
Tesco Corp.	43,200	857,520
TETRA Technologies, Inc. (b)	83,600	904,552

		6,613,469

		22,543,787

Financial — 28.0%
Banks — 10.1%
Ameris Bancorp	6,775	148,711
BBCN Bancorp, Inc.	60,600	884,154
Capital Bank Financial Corp. Class A (b)	63,585	1,518,410
City Holding Co. (a)	20,390	859,031
Columbia Banking System, Inc.	51,500	1,277,715
East West Bancorp, Inc.	102,510	3,485,340
F.N.B. Corp.	212,340	2,545,957
First Midwest Bancorp, Inc.	69,125	1,112,221
Glacier Bancorp, Inc.	80,500	2,081,730
Home Bancshares, Inc.	117,300	3,449,793
MB Financial, Inc.	62,025	1,716,852
PacWest Bancorp	45,415	1,872,460
Popular, Inc. (b)	79,565	2,341,996
Sandy Spring Bancorp, Inc.	56,600	1,295,574
Signature Bank (b)	15,800	1,770,548
Susquehanna Bancshares, Inc.	241,475	2,414,750
SVB Financial Group (b)	27,800	3,116,102
Synovus Financial Corp.	114,230	2,700,397
Talmer Bancorp, Inc.	86,685	1,198,854
Trustmark Corp.	29,332	675,663
United Bankshares, Inc. (a)	23,841	737,402
Webster Financial Corp.	77,525	2,259,078
Wintrust Financial Corp.	88,245	3,941,904

		43,404,642

Diversified Financial — 1.3%
Eaton Vance Corp.	15,682	591,682
FXCM, Inc. (a)	101,870	1,614,640
Janus Capital Group, Inc. (a)	33,300	484,182
JMP Group, Inc.	42,900	268,983
Piper Jaffray Cos., Inc. (b)	19,200	1,003,008
Raymond James Financial, Inc.	17,968	962,725
Stifel Financial Corp. (b)	15,679	735,188

		5,660,408

Insurance — 6.3%
American Equity Investment Life Holding Co.	95,200	2,178,176
Argo Group International Holdings Ltd.	35,940	1,808,141

	Number of Shares	Value
Assured Guaranty Ltd.	35,900	$795,544
CNO Financial Group, Inc.	165,615	2,808,831
Employers Holdings, Inc.	57,530	1,107,453
Enstar Group Ltd. (b)	1,700	231,744
Fidelity & Guaranty Life	61,615	1,315,480
The Hanover Insurance Group, Inc.	43,945	2,699,102
Horace Mann Educators Corp.	18,318	522,246
Maiden Holdings Ltd.	120,280	1,332,702
Meadowbrook Insurance Group, Inc.	127,300	744,705
National Interstate Corp.	43,300	1,208,070
ProAssurance Corp.	85,300	3,759,171
Protective Life Corp.	19,840	1,377,094
Radian Group, Inc. (a)	236,630	3,374,344
Reinsurance Group of America, Inc. Class A	10,855	869,811
Safety Insurance Group, Inc.	300	16,173
State Auto Financial Corp. Class A	10,855	222,636
United Fire Group, Inc.	20,774	576,894

		26,948,317

Real Estate — 0.2%
Forestar Real Esate Group, Inc. (b)	12,700	225,044
Terreno Realty Corp.	44,500	837,935

		1,062,979

Real Estate Investment Trusts (REITS) — 8.4%
Acadia Realty Trust	65,200	1,798,216
Associated Estates Realty Corp.	22,800	399,228
Catchmark Timber Trust, Inc. Class A	13,430	147,193
CBL & Associates Properties, Inc.	80,900	1,448,110
Cedar Realty Trust, Inc.	124,300	733,370
Colony Financial, Inc.	138,110	3,090,902
FelCor Lodging Trust, Inc.	153,045	1,432,501
First Potomac Realty Trust	260,459	3,060,393
Kilroy Realty Corp.	29,800	1,771,312
LaSalle Hotel Properties	113,050	3,870,832
Lexington Realty Trust (a)	155,690	1,524,205
Medical Properties Trust, Inc.	51,938	636,760
MFA Financial, Inc.	229,085	1,782,281
New Residential Investment Corp.	237,140	1,382,526
NorthStar Realty Finance Corp.	116,105	2,051,576
Pebblebrook Hotel Trust	56,900	2,124,646
PS Business Parks, Inc.	7,800	593,892
Saul Centers, Inc.	32,400	1,514,376
Starwood Property Trust, Inc.	109,540	2,405,499
Starwood Waypoint Residential Trust	52,532	1,366,357
Sun Communities, Inc.	35,950	1,815,475
Washington Real Estate Investment Trust	40,600	1,030,428

		35,980,078

Savings & Loans — 1.7%
Astoria Financial Corp.	40,232	498,474
Flushing Financial Corp.	76,630	1,400,030

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investors Bancorp, Inc.	303,746	$3,076,947
Provident Financial Services, Inc.	21,700	355,229
WSFS Financial Corp.	31,060	2,224,207

		7,554,887

		120,611,311

Industrial — 22.1%
Aerospace & Defense — 2.1%
Curtiss-Wright Corp.	28,760	1,895,859
Esterline Technologies Corp. (b)	19,765	2,199,252
Kaman Corp.	36,800	1,446,240
Kratos Defense & Security Solutions, Inc. (b)	89,700	588,432
Moog, Inc. Class A (b)	11,398	779,623
Teledyne Technologies, Inc. (b)	8,789	826,254
Triumph Group, Inc.	19,050	1,239,202

		8,974,862

Building Materials — 1.4%
Comfort Systems USA, Inc.	63,400	859,070
Drew Industries, Inc.	53,200	2,244,508
Gibraltar Industries, Inc. (b)	71,600	980,204
Quanex Building Products Corp.	39,100	707,319
Universal Forest Products, Inc.	30,000	1,281,300

		6,072,401

Electrical Components & Equipment — 2.0%
Advanced Energy Industries, Inc. (b)	112,825	2,119,981
Belden, Inc.	36,600	2,343,132
EnerSys	18,470	1,083,081
Littelfuse, Inc.	36,960	3,148,253

		8,694,447

Electronics — 2.0%
Analogic Corp.	13,900	889,044
Badger Meter, Inc.	2,300	116,035
Checkpoint Systems, Inc. (b)	38,508	470,953
Coherent, Inc. (b)	11,436	701,827
CTS Corp.	33,030	524,847
Electro Scientific Industries, Inc.	77,300	524,867
Fabrinet (b)	58,600	855,560
Itron, Inc. (b)	12,190	479,189
Methode Electronics, Inc.	31,400	1,157,718
Newport Corp. (b)	37,300	660,956
Sanmina Corp. (b)	19,367	403,996
Woodward, Inc.	37,870	1,803,369

		8,588,361

Engineering & Construction — 0.9%
Aegion Corp. (b)	58,200	1,294,950
Granite Construction, Inc.	21,630	688,050
Tutor Perini Corp. (b)	42,790	1,129,656
URS Corp.	10,315	594,247

		3,706,903

	Number of Shares	Value
Environmental Controls — 0.8%
MSA Safety, Inc.	35,600	$1,758,640
US Ecology, Inc.	32,800	1,533,728

		3,292,368

Hand & Machine Tools — 0.8%
Franklin Electric Co., Inc.	61,538	2,137,830
Snap-on, Inc.	10,560	1,278,605

		3,416,435

Machinery – Construction & Mining — 0.5%
Astec Industries, Inc.	29,200	1,064,924
Terex Corp.	42,415	1,347,525

		2,412,449

Machinery – Diversified — 0.9%
Albany International Corp. Class A	12,719	432,955
Cognex Corp. (b)	29,100	1,171,857
Nordson Corp.	32,100	2,441,847

		4,046,659

Manufacturing — 3.1%
AptarGroup, Inc.	45,000	2,731,500
Barnes Group, Inc.	40,095	1,216,883
ESCO Technologies, Inc.	46,300	1,610,314
Hexcel Corp. (b)	68,644	2,725,167
Matthews International Corp. Class A	46,100	2,023,329
Myers Industries, Inc.	75,400	1,330,056
Trinity Industries, Inc.	36,875	1,722,800

		13,360,049

Metal Fabricate & Hardware — 0.9%
Circor International, Inc.	24,800	1,669,784
RBC Bearings, Inc.	10,700	606,690
Sun Hydraulics Corp.	23,400	879,606
The Timken Co.	12,813	543,143
TimkenSteel Corp.	6,406	297,815

		3,997,038

Packaging & Containers — 0.5%
Berry Plastics Group, Inc. (b)	78,520	1,981,845

Transportation — 5.8%
Bristow Group, Inc.	17,612	1,183,526
CAI International, Inc. (b)	23,367	452,152
Diana Shipping, Inc. (b)	107,345	959,664
GasLog Ltd.	64,900	1,428,449
Genesee & Wyoming, Inc. Class A (b)	41,000	3,907,710
Hub Group, Inc. Class A (b)	32,900	1,333,437
Kirby Corp. (b)	32,900	3,877,265
Landstar System, Inc.	68,900	4,973,891
Swift Transportation Co. (b)	108,200	2,270,036
Teekay Corp.	40,840	2,710,142
Teekay Tankers Ltd. Class A (a)	146,200	545,326
Universal Truckload Services, Inc.	38,100	923,925
UTI Worldwide, Inc. (b)	30,900	328,467

		24,893,990

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing — 0.4%
GATX Corp.	17,030	$994,041
TAL International Group, Inc.	14,703	606,499

		1,600,540

		95,038,347

Technology — 6.4%
Computers — 0.5%
j2 Global, Inc. (a)	12,220	603,179
Quantum Corp. (a) (b)	639,190	741,460
Unisys Corp. (b)	33,285	779,202

		2,123,841

Semiconductors — 3.7%
Atmel Corp. (b)	125,480	1,013,878
Brooks Automation, Inc.	203,720	2,141,097
Cabot Microelectronics Corp. (b)	59,730	2,475,809
Cypress Semiconductor Corp. (a)	96,385	951,802
Entegris, Inc. (b)	149,690	1,721,435
Fairchild Semiconductor International, Inc. (b)	101,768	1,580,457
Lattice Semiconductor Corp. (b)	94,845	711,338
MKS Instruments, Inc.	31,245	1,042,958
Monolithic Power Systems, Inc.	18,060	795,543
Teradyne, Inc.	73,700	1,429,043
Tessera Technologies, Inc.	23,555	626,092
Veeco Instruments, Inc. (b)	47,215	1,650,164

		16,139,616

Software — 2.2%
CSG Systems International, Inc.	43,570	1,145,020
The Dun & Bradstreet Corp.	15,625	1,835,469
EPIQ Systems, Inc.	44,131	774,940
Progress Software Corp. (b)	66,150	1,581,646
Seachange International, Inc. (b)	98,045	682,393
SYNNEX Corp. (b)	36,600	2,365,458
Verint Systems, Inc. (b)	18,275	1,016,273

		9,401,199

		27,664,656

Utilities — 5.2%
Electric — 3.8%
Black Hills Corp.	20,100	962,388
Cleco Corp.	79,540	3,829,851
Dynegy, Inc. (b)	58,590	1,690,907
El Paso Electric Co.	41,300	1,509,515
Great Plains Energy, Inc.	136,465	3,298,359
IDACORP, Inc.	55,255	2,962,221
NorthWestern Corp.	27,700	1,256,472
Pike Corp. (b)	61,500	731,235

		16,240,948

Gas — 1.4%
Atmos Energy Corp.	48,840	2,329,668
PNM Resources, Inc.	39,100	973,981

	Number of Shares	Value
South Jersey Industries, Inc.	12,187	$650,298
Southwest Gas Corp.	31,400	1,525,412
WGL Holdings, Inc.	16,416	691,442

		6,170,801

		22,411,749

TOTAL COMMON STOCK (Cost $334,167,700)		421,186,386

TOTAL EQUITIES (Cost $334,167,700)		421,186,386

MUTUAL FUNDS — 5.9%
Diversified Financial — 5.9%
iShares Russell 2000 Value Index Fund (a)	6,000	561,360
State Street Navigator Securities Lending Prime Portfolio (c)	24,405,993	24,405,993
T. Rowe Price Reserve Investment Fund	179,977	179,977

		25,147,330

TOTAL MUTUAL FUNDS (Cost $24,967,331)		25,147,330

TOTAL LONG-TERM INVESTMENTS (Cost $359,135,031)		446,333,716

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (d)	$9,009,122	9,009,122

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	9,911	9,911

TOTAL SHORT-TERM INVESTMENTS (Cost $9,019,033)		9,019,033

TOTAL INVESTMENTS — 105.8% (Cost $368,154,064) (e)		455,352,749

Other Assets/(Liabilities) — (5.8)%		(24,807,035)

NET ASSETS — 100.0%		$430,545,714

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $23,677,906 or 5.50% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $9,009,125. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 5/15/40 – 2/15/41, and an aggregate market value, including accrued interest, of $9,196,652.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.2%

COMMON STOCK — 96.2%
Basic Materials — 5.5%
Chemicals — 2.9%
Albemarle Corp.	10,399	$612,501
Ashland, Inc.	9,567	995,925
Cabot Corp.	8,623	437,790
Cytec Industries, Inc.	9,458	447,269
Minerals Technologies, Inc.	4,652	287,075
NewMarket Corp.	1,435	546,764
Olin Corp.	10,423	263,181
PolyOne Corp.	12,239	435,463
Rayonier Advanced Materials, Inc. (a)	5,773	189,989
RPM International, Inc.	17,827	816,120
Sensient Technologies Corp.	6,406	335,354
The Valspar Corp.	10,172	803,486

		6,170,917

Forest Products & Paper — 0.9%
Domtar Corp.	8,736	306,896
Potlatch Corp.	5,413	217,657
Rayonier, Inc.	16,894	526,079
Rock-Tenn Co. Class A	19,111	909,301

		1,959,933

Iron & Steel — 1.3%
Carpenter Technology Corp.	7,125	321,694
Cliffs Natural Resources, Inc. (a)	20,626	214,098
Reliance Steel & Aluminum Co.	10,412	712,181
Steel Dynamics, Inc.	32,045	724,537
United States Steel Corp. (a)	19,374	758,880

		2,731,390

Mining — 0.4%
Compass Minerals International, Inc.	4,496	378,923
Royal Gold, Inc.	8,693	564,523

		943,446

		11,805,686

Communications — 4.9%
Advertising — 0.3%
Lamar Advertising Co. Class A	10,672	525,596

Internet — 1.5%
AOL, Inc. (b)	10,546	474,043
Conversant, Inc. (b)	8,038	275,301
Equinix, Inc. (b)	7,097	1,507,971
Rackspace Hosting, Inc. (b)	15,846	515,787
TIBCO Software, Inc. (b)	20,474	483,801

		3,256,903

Media — 1.2%
AMC Networks, Inc. (b)	7,899	461,460
FactSet Research Systems, Inc. (a)	5,244	637,303

	Number of Shares	Value
Graham Holdings Co. Class B	587	$410,659
John Wiley & Sons, Inc. Class A	6,283	352,539
Meredith Corp.	4,935	211,218
The New York Times Co. Class A	17,448	195,767
Time, Inc. (b)	14,443	338,399

		2,607,345

Telecommunications — 1.9%
ADTRAN, Inc.	7,426	152,456
ARRIS Group, Inc. (b)	17,581	498,509
Ciena Corp. (b)	14,222	237,792
InterDigital, Inc.	5,385	214,431
JDS Uniphase Corp. (b)	30,484	390,195
Knowles Corp. (a) (b)	11,427	302,816
NeuStar, Inc. Class A (a) (b)	7,501	186,250
Plantronics, Inc.	5,755	274,974
Polycom, Inc. (b)	18,371	225,688
RF Micro Devices, Inc. (b)	38,399	443,124
Telephone & Data Systems, Inc.	13,298	318,620
tw telecom, Inc. (b)	18,430	766,872

		4,011,727

		10,401,571

Consumer, Cyclical — 12.1%
Airlines — 0.5%
Alaska Air Group, Inc.	18,000	783,720
JetBlue Airways Corp. (b)	32,724	347,529

		1,131,249

Apparel — 0.6%
Ascena Retail Group, Inc. (b)	17,484	232,537
Carter’s, Inc.	7,082	548,997
Deckers Outdoor Corp. (b)	4,633	450,235

		1,231,769

Auto Manufacturers — 0.2%
Oshkosh Corp.	11,347	500,970

Distribution & Wholesale — 1.2%
Ingram Micro, Inc. Class A (b)	20,763	535,893
LKQ Corp. (b)	40,294	1,071,417
Owens & Minor, Inc. (a)	8,509	278,585
Tech Data Corp. (b)	5,138	302,423
Watsco, Inc.	3,669	316,194

		2,504,512

Entertainment — 0.9%
Bally Technologies, Inc. (b)	5,103	411,812
Cinemark Holdings, Inc.	13,911	473,530
DreamWorks Animation SKG, Inc. Class A (a) (b)	9,488	258,738
International Game Technology	32,995	556,626
International Speedway Corp. Class A	3,738	118,270

		1,818,976

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.9%
KB Home	12,124	$181,133
M.D.C. Holdings, Inc. (a)	5,194	131,512
NVR, Inc. (b)	532	601,171
Thor Industries, Inc.	6,189	318,733
Toll Brothers, Inc. (b)	21,594	672,869

		1,905,418

Home Furnishing — 0.2%
Tempur Sealy International, Inc. (b)	8,131	456,718

Leisure Time — 0.9%
Brunswick Corp.	12,403	522,662
Life Time Fitness, Inc. (b)	4,801	242,163
Polaris Industries, Inc.	8,101	1,213,449

		1,978,274

Office Furnishings — 0.2%
Herman Miller, Inc.	8,013	239,188
HNI Corp.	6,014	216,444

		455,632

Retail — 6.5%
Abercrombie & Fitch Co. Class A	9,599	348,828
Advance Auto Parts, Inc.	9,741	1,269,252
American Eagle Outfitters, Inc. (a)	23,361	339,202
ANN, Inc. (b)	6,060	249,248
Big Lots, Inc.	7,477	321,885
Brinker International, Inc.	8,562	434,864
Cabela’s, Inc. (b)	6,353	374,192
The Cheesecake Factory, Inc.	6,218	282,919
Chico’s FAS, Inc.	20,207	298,457
Copart, Inc. (b)	15,139	474,078
CST Brands, Inc.	10,152	364,964
Dick’s Sporting Goods, Inc.	13,269	582,244
Domino’s Pizza, Inc.	7,333	564,348
Foot Locker, Inc.	19,240	1,070,706
Guess?, Inc.	8,523	187,250
Hanesbrands, Inc.	13,300	1,428,952
HSN, Inc.	4,327	265,548
J.C. Penney Co., Inc. (a) (b)	40,800	409,632
Kate Spade & Co. (b)	16,937	444,258
MSC Industrial Direct Co., Inc. Class A	6,827	583,435
Office Depot, Inc. (b)	64,197	329,973
Panera Bread Co. Class A (b)	3,442	560,082
Signet Jewelers Ltd.	10,708	1,219,748
The Wendy’s Co.	36,681	302,985
Williams-Sonoma, Inc.	11,683	777,737
World Fuel Services Corp.	9,648	385,148

		13,869,935

		25,853,453

Consumer, Non-cyclical — 16.2%
Agriculture — 0.1%
Universal Corp. (a)	3,057	135,700

	Number of Shares	Value
Biotechnology — 0.3%
Bio-Rad Laboratories, Inc. Class A (b)	2,730	$309,582
Charles River Laboratories International, Inc. (b)	6,229	372,120

		681,702

Commercial Services — 4.6%
Aaron’s, Inc.	8,587	208,836
Apollo Education Group, Inc. (b)	13,082	329,012
CDK Global, Inc. (b)	21,416	655,116
Civeo Corp.	14,254	165,489
Convergys Corp.	13,441	239,519
CoreLogic, Inc. (b)	12,104	327,655
The Corporate Executive Board Co.	4,549	273,258
Corrections Corporation of America	15,546	534,161
Deluxe Corp.	6,598	363,946
DeVry, Inc.	7,682	328,866
Donnelley (R.R.) & Sons Co.	26,700	439,482
FTI Consulting, Inc. (b)	5,386	188,295
Gartner, Inc. (b)	11,905	874,660
Global Payments, Inc.	9,097	635,698
HMS Holdings Corp. (a) (b)	11,614	218,924
Live Nation Entertainment, Inc. (b)	19,275	462,986
Manpower, Inc.	10,641	745,934
Rent-A-Center, Inc.	6,960	211,236
Rollins, Inc.	8,518	249,407
Service Corp. International	28,174	595,598
Sotheby’s	8,188	292,475
Towers Watson & Co. Class A	9,372	932,514
Vectrus, Inc. (b)	1,389	27,132
WEX, Inc. (b)	5,173	570,685

		9,870,884

Foods — 1.9%
Dean Foods Co. (a)	12,325	163,306
Flowers Foods, Inc.	24,616	451,950
Ingredion, Inc.	9,956	754,565
Lancaster Colony Corp.	2,589	220,790
Post Holdings, Inc. (b)	5,981	198,450
SUPERVALU, Inc. (b)	27,500	245,850
The Hain Celestial Group, Inc. (b)	6,722	687,997
Tootsie Roll Industries, Inc. (a)	2,672	74,789
United Natural Foods, Inc. (b)	6,642	408,217
WhiteWave Foods Co. Class A (b)	23,247	844,564

		4,050,478

Health Care – Products — 2.9%
The Cooper Cos., Inc.	6,443	1,003,497
Henry Schein, Inc. (b)	11,323	1,318,790
Hill-Rom Holdings, Inc.	7,693	318,721
Hologic, Inc. (b)	32,247	784,570
IDEXX Laboratories, Inc. (b)	6,707	790,286
ResMed, Inc. (a)	18,707	921,694
Steris Corp.	7,921	427,417

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Techne Corp.	4,937	$461,856
Thoratec Corp. (b)	7,503	200,555

		6,227,386

Health Care – Services — 1.9%
Centene Corp. (b)	7,818	646,627
Community Health Systems, Inc. (b)	15,384	842,890
Covance, Inc. (b)	7,576	596,231
Health Net, Inc. (b)	10,718	494,207
LifePoint Hospitals, Inc. (b)	6,022	416,662
MEDNAX, Inc. (b)	13,367	732,779
WellCare Health Plans, Inc. (b)	5,889	355,342

		4,084,738

Household Products — 1.4%
Church & Dwight Co., Inc.	17,838	1,251,514
Jarden Corp. (b)	15,940	958,153
The Scotts Miracle-Gro Co. Class A	5,966	328,130
Tupperware Brands Corp.	6,746	465,744

		3,003,541

Pharmaceuticals — 3.1%
Align Technology, Inc. (b)	9,706	501,606
Cubist Pharmaceuticals, Inc. (b)	10,110	670,698
Endo International PLC (b)	20,485	1,399,945
Omnicare, Inc.	13,068	813,614
Salix Pharmaceuticals Ltd. (b)	8,501	1,328,196
Sirona Dental Systems, Inc. (b)	7,384	566,205
United Therapeutics Corp. (b)	6,309	811,653
VCA Antech, Inc. (b)	11,498	452,216

		6,544,133

		34,598,562

Energy — 5.5%
Coal — 0.2%
Peabody Energy Corp.	36,216	448,354

Oil & Gas — 2.3%
Atwood Oceanics, Inc. (b)	7,973	348,340
Gulfport Energy Corp. (b)	11,412	609,401
Murphy USA, Inc. (b)	5,739	304,511
Patterson-UTI Energy, Inc.	19,500	634,335
Questar Corp.	23,390	521,363
Rosetta Resources, Inc. (b)	8,240	367,174
Rowan Cos. PLC Class A	16,644	421,260
SM Energy Co.	8,994	701,532
Unit Corp. (b)	6,152	360,815
WPX Energy, Inc. (b)	27,087	651,713

		4,920,444

Oil & Gas Services — 2.6%
CARBO Ceramics, Inc. (a)	2,624	155,420
Dresser-Rand Group, Inc. (b)	10,227	841,273
Dril-Quip, Inc. (b)	5,299	473,731
Helix Energy Solutions Group, Inc. (b)	13,201	291,214

	Number of Shares	Value
HollyFrontier Corp.	26,502	$1,157,607
NOW, Inc. (a) (b)	14,354	436,505
Oceaneering International, Inc.	14,412	939,230
Oil States International, Inc. (b)	7,216	446,670
Superior Energy Services, Inc.	20,666	679,292
Tidewater, Inc.	6,674	260,486

		5,681,428

Pipelines — 0.4%
National Fuel Gas Co.	11,225	785,638

		11,835,864

Financial — 20.2%
Banks — 4.4%
Associated Banc-Corp.	20,616	359,131
BancorpSouth, Inc.	11,550	232,617
Bank of Hawaii Corp.	5,859	332,850
Cathay General Bancorp	9,810	243,582
City National Corp.	6,389	483,456
Commerce Bancshares, Inc.	10,501	468,817
Cullen/Frost Bankers, Inc.	7,300	558,523
East West Bancorp, Inc.	19,133	650,522
First Horizon National Corp.	31,721	389,534
FirstMerit Corp.	22,157	389,963
Fulton Financial Corp.	24,921	276,125
Hancock Holding Co.	10,842	347,486
International Bancshares Corp.	7,769	191,622
PacWest Bancorp	12,925	532,898
Prosperity Bancshares, Inc.	8,017	458,332
Signature Bank (b)	6,714	752,371
SVB Financial Group (b)	6,772	759,073
Synovus Financial Corp.	18,604	439,798
TCF Financial Corp.	22,370	347,406
Trustmark Corp.	9,019	207,753
Umpqua Holdings Corp.	24,987	411,536
Valley National Bancorp (a)	25,351	245,651
Webster Financial Corp.	12,124	353,293

		9,432,339

Diversified Financial — 1.8%
CBOE Holdings, Inc.	11,341	607,027
Eaton Vance Corp.	15,762	594,700
Federated Investors, Inc. Class B (a)	12,747	374,252
Janus Capital Group, Inc. (a)	19,973	290,407
Raymond James Financial, Inc.	16,788	899,501
SLM Corp.	56,493	483,580
Waddell & Reed Financial, Inc. Class A	11,246	581,306

		3,830,773

Insurance — 4.7%
Alleghany Corp. (b)	2,188	914,912
American Financial Group, Inc.	9,930	574,848
Arthur J. Gallagher & Co.	21,206	961,904
Aspen Insurance Holdings Ltd.	8,781	375,563

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Brown & Brown, Inc.	15,878	$510,478
Everest Re Group Ltd.	6,084	985,669
First American Financial Corp.	14,319	388,331
The Hanover Insurance Group, Inc.	5,911	363,054
HCC Insurance Holdings, Inc.	13,303	642,402
Kemper Corp.	6,763	230,957
Mercury General Corp.	4,824	235,459
Old Republic International Corp.	32,395	462,601
Primerica, Inc.	7,303	352,151
Protective Life Corp.	10,523	730,401
Reinsurance Group of America, Inc. Class A	9,114	730,305
RenaissanceRe Holdings Ltd.	5,412	541,146
StanCorp Financial Group, Inc.	5,868	370,740
W.R. Berkley Corp.	13,648	652,374

		10,023,295

Real Estate — 0.5%
Alexander & Baldwin, Inc.	6,052	217,691
Jones Lang LaSalle, Inc.	5,980	755,513

		973,204

Real Estate Investment Trusts (REITS) — 8.0%
Alexandria Real Estate Equities, Inc.	9,570	705,787
American Campus Communities, Inc.	14,005	510,482
BioMed Realty Trust, Inc.	25,995	525,099
Camden Property Trust	11,413	782,133
Corporate Office Properties Trust	11,780	302,982
Duke Realty Corp.	45,522	782,068
Equity One, Inc.	10,236	221,405
Extra Space Storage, Inc.	14,713	758,749
Federal Realty Investment Trust	9,039	1,070,760
Highwoods Properties, Inc.	12,060	469,134
Home Properties, Inc.	7,640	444,954
Hospitality Properties Trust	19,993	536,812
Kilroy Realty Corp.	11,104	660,022
LaSalle Hotel Properties	13,905	476,107
Liberty Property Trust	19,770	657,550
Mack-Cali Realty Corp.	11,157	213,210
Mid-America Apartment Communities, Inc.	10,035	658,798
National Retail Properties, Inc. (a)	16,683	576,731
OMEGA Healthcare Investors, Inc.	16,973	580,307
Realty Income Corp. (a)	29,702	1,211,545
Regency Centers Corp.	12,332	663,832
Senior Housing Properties Trust	27,169	568,375
SL Green Realty Corp.	12,751	1,291,931
Taubman Centers, Inc.	8,458	617,434
UDR, Inc.	33,588	915,273
Washington Prime Group, Inc.	20,863	364,685
Weingarten Realty Investors	15,014	472,941

		17,039,106

	Number of Shares	Value
Savings & Loans — 0.8%
Astoria Financial Corp.	11,770	$145,830
First Niagara Financial Group, Inc.	47,414	394,959
New York Community Bancorp, Inc. (a)	59,043	937,013
Washington Federal, Inc.	13,348	271,765

		1,749,567

		43,048,284

Industrial — 17.8%
Aerospace & Defense — 1.4%
Alliant Techsystems, Inc.	4,263	544,129
BE Aerospace, Inc. (b)	14,056	1,179,861
Esterline Technologies Corp. (b)	4,273	475,457
Exelis, Inc.	25,006	413,599
Triumph Group, Inc.	6,880	447,544

		3,060,590

Building Materials — 1.1%
Eagle Materials, Inc.	6,702	682,465
Fortune Brands Home & Security, Inc.	21,165	870,093
Lennox International, Inc.	5,968	458,760
Louisiana-Pacific Corp. (b)	18,681	253,875

		2,265,193

Electrical Components & Equipment — 1.0%
Belden, Inc.	5,751	368,179
Energizer Holdings, Inc.	8,244	1,015,743
Hubbell, Inc. Class B	7,260	875,048

		2,258,970

Electronics — 2.7%
Arrow Electronics, Inc. (b)	13,147	727,686
Avnet, Inc.	18,451	765,716
FEI Co.	5,575	420,466
Gentex Corp.	19,506	522,176
Itron, Inc. (b)	5,261	206,810
Mettler-Toledo International, Inc. (b)	3,856	987,637
National Instruments Corp.	13,417	414,988
Trimble Navigation Ltd. (b)	34,692	1,058,106
Vishay Intertechnology, Inc.	18,299	261,493
Woodward, Inc.	7,785	370,722

		5,735,800

Engineering & Construction — 0.7%
AECOM Technology Corp. (b)	13,279	448,166
Granite Construction, Inc.	4,782	152,115
KBR, Inc.	19,416	365,603
URS Corp.	9,227	531,568

		1,497,452

Environmental Controls — 0.6%
Clean Harbors, Inc. (b)	7,406	399,332
MSA Safety, Inc.	4,182	206,591

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waste Connections, Inc.	16,566	$803,782

		1,409,705

Hand & Machine Tools — 0.7%
Kennametal, Inc.	10,513	434,292
Lincoln Electric Holdings, Inc.	10,611	733,592
Regal-Beloit Corp.	6,045	388,391

		1,556,275

Machinery – Construction & Mining — 0.2%
Terex Corp.	14,748	468,544

Machinery – Diversified — 2.1%
AGCO Corp.	11,383	517,471
Cognex Corp. (b)	11,579	466,286
Graco, Inc.	7,996	583,548
IDEX Corp.	10,727	776,313
Nordson Corp.	7,815	594,487
Wabtec Corp.	12,859	1,042,094
Zebra Technologies Corp. Class A (b)	6,776	480,893

		4,461,092

Manufacturing — 3.2%
A.O. Smith Corp.	10,040	474,691
Acuity Brands, Inc.	5,769	679,069
AptarGroup, Inc.	8,742	530,640
Carlisle Cos., Inc.	8,561	688,133
CLARCOR, Inc.	6,751	425,853
Crane Co.	6,615	418,134
Donaldson Co., Inc.	17,753	721,305
Harsco Corp.	10,703	229,151
ITT Corp.	12,236	549,886
SPX Corp.	5,682	533,710
Teleflex, Inc.	5,519	579,716
Trinity Industries, Inc.	20,835	973,411

		6,803,699

Metal Fabricate & Hardware — 0.8%
Commercial Metals Co.	15,567	265,729
The Timken Co.	10,114	428,732
TimkenSteel Corp.	5,055	235,007
Valmont Industries, Inc. (a)	3,495	471,580
Worthington Industries, Inc.	6,708	249,672

		1,650,720

Packaging & Containers — 0.9%
Greif, Inc. Class A	4,512	197,671
Packaging Corporation of America	13,131	838,020
Silgan Holdings, Inc.	5,790	272,130
Sonoco Products Co.	13,617	535,012

		1,842,833

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	6,480	675,281

	Number of Shares	Value
Transportation — 1.9%
Con-way, Inc.	7,675	$364,562
Genesee & Wyoming, Inc. Class A (b)	6,821	650,110
J.B. Hunt Transport Services, Inc.	12,289	910,000
Kirby Corp. (b)	7,617	897,663
Landstar System, Inc.	5,928	427,942
Old Dominion Freight Line, Inc. (b)	9,090	642,118
Werner Enterprises, Inc.	6,048	152,410

		4,044,805

Trucking & Leasing — 0.2%
GATX Corp.	5,974	348,702

		38,079,661

Technology — 9.8%
Computers — 2.6%
3D Systems Corp. (a) (b)	13,791	639,489
Cadence Design Systems, Inc. (b)	38,690	665,855
Diebold, Inc.	8,684	306,719
DST Systems, Inc.	4,077	342,142
Fortinet, Inc. (b)	18,357	463,790
Jack Henry & Associates, Inc.	10,996	612,037
Lexmark International, Inc. Class A	8,350	354,875
Mentor Graphics Corp.	12,781	261,947
NCR Corp. (b)	22,418	748,985
Riverbed Technology, Inc. (b)	21,165	392,505
Synopsys, Inc. (b)	20,785	825,060

		5,613,404

Semiconductors — 2.9%
Advanced Micro Devices, Inc. (a) (b)	83,026	283,119
Atmel Corp. (b)	55,533	448,707
Cree, Inc. (a) (b)	16,090	658,885
Cypress Semiconductor Corp. (a)	19,580	193,353
Fairchild Semiconductor International, Inc. (b)	16,043	249,148
Integrated Device Technology, Inc. (b)	19,868	316,895
International Rectifier Corp. (b)	9,567	375,409
Intersil Corp. Class A	17,390	247,112
Rovi Corp. (b)	12,493	246,674
Semtech Corp. (b)	8,869	240,793
Silicon Laboratories, Inc. (b)	5,322	216,286
Skyworks Solutions, Inc.	25,301	1,468,723
SunEdison, Inc. (b)	33,382	630,252
Teradyne, Inc.	27,334	530,006

		6,105,362

Software — 4.3%
ACI Worldwide, Inc. (b)	15,327	287,535
Acxiom Corp. (b)	10,148	167,949
Advent Software, Inc.	5,830	183,995
Allscripts Healthcare Solutions, Inc. (b)	22,615	303,380

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ANSYS, Inc. (b)	12,305	$931,119
Broadridge Financial Solutions, Inc.	15,920	662,750
CommVault Systems, Inc. (b)	5,683	286,423
Compuware Corp.	29,579	313,833
Concur Technologies, Inc. (b)	6,395	811,014
Fair Isaac Corp.	4,268	235,167
Informatica Corp. (b)	14,675	502,472
Leidos Holdings, Inc.	8,382	287,754
MSCI, Inc. (b)	15,556	731,443
PTC, Inc. (b)	15,645	577,300
Science Applications International Corp.	5,419	239,682
SEI Investments Co.	17,468	631,643
Solarwinds, Inc. (b)	8,798	369,956
Solera Holdings, Inc.	9,183	517,554
The Ultimate Software Group, Inc. (b)	3,784	535,474
VeriFone Systems, Inc. (b)	15,092	518,863

		9,095,306

		20,814,072

Utilities — 4.2%
Electric — 2.3%
Alliant Energy Corp.	14,801	820,123
Black Hills Corp.	6,007	287,615
Cleco Corp.	8,079	389,004
Great Plains Energy, Inc.	20,537	496,379
Hawaiian Electric Industries, Inc. (a)	13,691	363,496
IDACORP, Inc.	6,741	361,385
MDU Resources Group, Inc.	25,887	719,918
OGE Energy Corp.	26,602	987,200
Westar Energy, Inc. (a)	17,255	588,741

		5,013,861

Gas — 1.6%
Atmos Energy Corp.	13,386	638,512
Energen Corp.	9,769	705,713
ONE Gas, Inc.	6,892	236,051
PNM Resources, Inc.	10,524	262,153
UGI Corp.	23,000	784,070
Vectren Corp.	11,035	440,296
WGL Holdings, Inc.	6,989	294,377

		3,361,172

Water — 0.3%
Aqua America, Inc.	23,638	556,202

		8,931,235

TOTAL COMMON STOCK (Cost $185,916,234)		205,368,388

TOTAL EQUITIES (Cost $185,916,234)		205,368,388

	Number of Shares	Value
MUTUAL FUNDS — 6.0%
Diversified Financial — 6.0%
State Street Navigator Securities Lending Prime Portfolio (c)	12,872,735	$12,872,735

TOTAL MUTUAL FUNDS (Cost $12,872,735)		12,872,735

TOTAL LONG-TERM INVESTMENTS (Cost $198,788,969)		218,241,123

	Principal Amount
SHORT-TERM INVESTMENTS — 4.0%
Repurchase Agreement — 3.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/2014, 0.010%, due 10/01/14 (d)	$8,016,257	8,016,257

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	386	386

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (e) 0.000% 10/02/14	125,000	125,000
U.S. Treasury Bill (e) 0.000% 10/02/14	30,000	30,000
U.S. Treasury Bill (e) 0.000% 10/02/14	325,000	324,999
U.S. Treasury Bill (e) 0.000% 10/02/14	40,000	40,000
U.S. Treasury Bill 0.000% 10/09/14	5,000	5,000

		524,999

TOTAL SHORT-TERM INVESTMENTS (Cost $8,541,642)		8,541,642

TOTAL INVESTMENTS — 106.2% (Cost $207,330,611) (f)		226,782,765

Other Assets/(Liabilities) — (6.2)%		(13,293,542)

NET ASSETS — 100.0%		$213,489,223

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $12,555,619 or 5.88% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $8,016,259. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 9/15/40, and an aggregate market value, including accrued interest, of $8,179,249.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%

COMMON STOCK — 96.0%
Basic Materials — 3.5%
Chemicals — 1.9%
A. Schulman, Inc.	2,232	$80,709
Aceto Corp.	2,209	42,678
American Vanguard Corp. (a)	2,249	25,189
Axiall Corp.	5,355	191,762
Balchem Corp.	2,329	131,751
Chemtura Corp. (b)	6,933	161,747
Ferro Corp. (b)	5,487	79,507
H.B. Fuller Co.	3,834	152,210
Hawkins, Inc.	834	29,991
Innophos Holdings, Inc.	1,678	92,441
Innospec, Inc.	1,864	66,918
Intrepid Potash, Inc. (a) (b)	4,265	65,894
KMG Chemicals, Inc.	689	11,217
Kraton Performance Polymers, Inc. (b)	2,508	44,667
Kronos Worldwide, Inc.	1,655	22,806
Landec Corp. (b)	2,120	25,970
Minerals Technologies, Inc.	2,641	162,976
Oil-Dri Corp. of America	345	8,994
Olin Corp.	6,035	152,384
OM Group, Inc.	2,463	63,915
OMNOVA Solutions, Inc. (b)	3,710	19,923
PolyOne Corp.	7,205	256,354
Quaker Chemical Corp.	1,010	72,407
Sensient Technologies Corp.	3,785	198,145
Stepan Co.	1,472	65,327
Taminco Corp. (b)	2,177	56,820
Tronox Ltd. Class A	4,702	122,487
Zep, Inc.	1,807	25,334

		2,430,523

Forest Products & Paper — 0.6%
Clearwater Paper Corp. (b)	1,562	93,892
Deltic Timber Corp.	846	52,723
KapStone Paper and Packaging Corp. (b)	6,474	181,078
Neenah Paper, Inc.	1,265	67,652
Orchids Paper Products Co.	586	14,392
P.H. Glatfelter Co.	3,295	72,325
Potlatch Corp.	3,107	124,932
Resolute Forest Products (b)	5,000	78,200
Schweitzer-Mauduit International, Inc.	2,329	96,211
Wausau Paper Corp.	3,298	26,153
Xerium Technologies, Inc. (b)	778	11,367

		818,925

Iron & Steel — 0.2%
AK Steel Holding Corp. (a) (b)	13,554	108,567
Olympic Steel, Inc.	669	13,761

	Number of Shares	Value
Ryerson Holding Corp. (b)	842	$10,778
Schnitzer Steel Industries, Inc. Class A	2,018	48,533
Shiloh Industries, Inc. (b)	582	9,900
Universal Stainless & Alloy (b)	514	13,549

		205,088

Mining — 0.8%
Allied Nevada Gold Corp. (a) (b)	8,222	27,215
Century Aluminum Co. (b)	3,934	102,166
Coeur d’Alene Mines Corp. (b)	7,941	39,387
Globe Specialty Metals, Inc.	4,897	89,077
Gold Resource Corp. (a)	2,750	14,080
Hecla Mining Co.	26,301	65,227
Horsehead Holding Corp. (b)	3,883	64,186
Kaiser Aluminum Corp.	1,378	105,031
Materion Corp.	1,581	48,489
Molycorp, Inc. (a) (b)	14,146	16,834
Noranda Aluminum Holding Corp.	3,589	16,222
Ring Energy, Inc. (a) (b)	1,545	22,773
RTI International Metals, Inc. (b)	2,352	58,000
Stillwater Mining Co. (b)	9,177	137,930
United States Lime & Minerals, Inc.	136	7,906
US Silica Holdings, Inc.	4,116	257,291

		1,071,814

		4,526,350

Communications — 6.6%
Advertising — 0.1%
Harte-Hanks, Inc.	3,896	24,818
Marchex, Inc. Class B	2,584	10,724
Marin Software, Inc. (b)	1,924	16,546
MDC Partners, Inc. Class A	3,255	62,463
Millennial Media, Inc. (a) (b)	6,110	11,365
Sizmek, Inc. (b)	1,586	12,276
Valuevision Media, Inc. Class A (b)	3,111	15,959

		154,151

Internet — 2.4%
1-800-Flowers.com, Inc. Class A (b)	1,833	13,179
Angie’s List, Inc. (a) (b)	3,434	21,875
Bankrate, Inc. (b)	5,139	58,379
Barracuda Networks, Inc. (a) (b)	575	14,749
Bazaarvoice, Inc. (a) (b)	3,921	28,976
Blucora, Inc. (b)	3,238	49,347
Blue Nile, Inc. (b)	964	27,522
Boingo Wireless, Inc. (b)	1,642	11,707
Borderfree, Inc. (a) (b)	458	5,908
Brightcove, Inc. (b)	2,346	13,091
ChannelAdvisor Corp. (a) (b)	1,633	26,781
Chegg, Inc. (a) (b)	5,657	35,300
Cinedigm Corp. (b)	5,456	8,457
Cogent Communications Group, Inc.	3,568	119,920
Comscore, Inc. (b)	2,655	96,669

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Constant Contact, Inc. (b)	2,404	$65,245
Conversant, Inc. (b)	5,131	175,737
Coupons.com, Inc. (b)	881	10,537
Covisint Corp. (a) (b)	509	2,112
CyrusOne, Inc.	2,514	60,437
Dealertrack Technologies, Inc. (b)	4,105	178,198
Dice Holdings, Inc. (b)	3,012	25,241
Digital River, Inc. (b)	2,522	36,619
Endurance International Group Holdings, Inc. (a) (b)	2,343	38,121
ePlus, Inc. (b)	416	23,317
FTD Cos., Inc. (b)	1,451	49,494
Global Eagle Entertainment, Inc. (a) (b)	2,994	33,593
Global Sources Ltd. (b)	1,192	7,998
GrubHub, Inc. (b)	709	24,276
HealthStream, Inc. (b)	1,620	38,896
Internap Network Services Corp. (b)	4,262	29,408
IntraLinks Holdings, Inc. (b)	3,100	25,110
Limelight Networks, Inc. (b)	4,449	10,388
Lionbridge Technologies, Inc. (b)	5,117	23,026
Liquidity Services, Inc. (a) (b)	2,091	28,751
magicJack VocalTec Ltd. (a) (b)	1,299	12,795
Marketo, Inc. (a) (b)	1,964	63,437
Mavenir Systems, Inc. (b)	672	8,440
ModusLink Global Solutions, Inc. (a) (b)	2,807	10,021
Move, Inc. (b)	3,030	63,509
New Media Investment Group, Inc.	2,795	46,481
NIC, Inc.	4,991	85,945
Nutrisystem, Inc.	2,228	34,244
OPOWER, Inc. (a) (b)	539	10,166
Orbitz Worldwide, Inc. (b)	3,987	31,378
Overstock.com, Inc. (a) (b)	837	14,112
Perficient, Inc. (b)	2,651	39,738
Q2 Holdings, Inc. (a) (b)	689	9,646
QuinStreet, Inc. (b)	2,497	10,363
ReachLocal, Inc. (a) (b)	1,011	3,650
RealNetworks, Inc. (b)	1,649	11,461
Reis, Inc.	598	14,107
RetailMeNot, Inc. (a) (b)	2,365	38,218
Rightside Group Ltd. (b)	627	6,113
RingCentral, Inc. Class A (a) (b)	2,185	27,771
The Rubicon Project, Inc. (a) (b)	605	7,097
Safeguard Scientifics, Inc. (b)	1,608	29,587
Sapient Corp. (b)	8,784	122,976
Shutterfly, Inc. (b)	2,951	143,832
Shutterstock, Inc. (a) (b)	1,166	83,229
SPS Commerce, Inc. (b)	1,242	66,012
Stamps.com, Inc. (b)	1,099	34,904
TechTarget, Inc. (b)	1,158	9,947
TeleCommunication Systems, Inc. Class A (b)	3,406	9,503
Textura Corp. (a) (b)	1,433	37,831
Travelzoo, Inc. (b)	514	7,967

	Number of Shares	Value
Tremor Video, Inc. (a) (b)	2,502	$5,855
TrueCar, Inc. (a) (b)	596	10,698
Trulia, Inc. (a) (b)	2,828	138,289
TubeMogul, Inc. (a) (b)	39	449
Unwired Planet, Inc. (b)	7,326	13,626
VASCO Data Security International, Inc. (b)	2,290	43,006
VirnetX Holding Corp. (a) (b)	3,260	19,560
Web.com Group, Inc. (b)	3,965	79,141
WebMD Health Corp. (a) (b)	2,968	124,092
Wix.com Ltd. (a) (b)	1,012	16,445
XO Group, Inc. (b)	2,119	23,754
YuMe, Inc. (a) (b)	1,389	6,945
Zendesk, Inc. (a) (b)	915	19,755
Zix Corp. (b)	4,461	15,257

		3,029,716

Media — 1.0%
Acacia Research (a)	3,835	59,366
AH Belo Corp. Class A	1,522	16,240
Central European Media Enterprises Ltd. Class A (a) (b)	5,040	11,340
Crown Media Holdings, Inc. Class A (b)	2,441	7,811
Cumulus Media, Inc. Class A (b)	10,402	41,920
Daily Journal Corp. (a) (b)	78	14,079
Demand Media, Inc. (b)	627	5,549
Dex Media, Inc. (a) (b)	1,210	11,568
The E.W. Scripps Co. Class A (b)	2,391	38,997
Entercom Communications Corp. Class A (b)	1,797	14,430
Entravision Communications Corp. Class A	4,218	16,703
Gray Television, Inc. (b)	3,796	29,912
Hemisphere Media Group, Inc. (a) (b)	617	6,577
Houghton Mifflin Harcourt Co. (b)	8,349	162,304
Journal Communications, Inc. Class A (b)	3,462	29,185
Lee Enterprises, Inc. (a) (b)	3,869	13,077
Martha Stewart Living Omnimedia, Inc. (b)	2,103	7,571
The McClatchy Co. Class A (b)	4,904	16,477
Media General Inc. (a) (b)	4,171	54,682
Meredith Corp.	2,754	117,871
The New York Times Co. Class A	10,608	119,022
Nexstar Broadcasting Group, Inc. Class A (a)	2,345	94,785
Radio One, Inc. Class D (a) (b)	1,770	5,629
Saga Communications, Inc. Class A	253	8,496
Salem Communications Corp. Class A	828	6,301
Scholastic Corp.	2,031	65,642
Sinclair Broadcast Group, Inc. Class A (a)	5,260	137,233

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Time, Inc. (b)	8,448	$197,937
Townsquare Media, Inc. (b)	683	8,210
World Wrestling Entertainment, Inc. Class A (a)	2,309	31,795

		1,350,709

Telecommunications — 3.1%
8x8, Inc. (b)	6,779	45,284
ADTRAN, Inc.	4,322	88,731
Aerohive Networks, Inc. (a) (b)	733	5,879
Alliance Fiber Optic Products, Inc. (a)	909	11,299
Anixter International, Inc.	2,081	176,552
Aruba Networks, Inc. (b)	8,177	176,460
Atlantic Tele-Network, Inc.	720	38,808
Black Box Corp.	1,234	28,777
CalAmp Corp. (b)	2,751	48,473
Calix, Inc. (b)	3,253	31,131
Ciena Corp. (b)	8,044	134,496
Cincinnati Bell, Inc. (b)	16,005	53,937
Clearfield, Inc. (a) (b)	813	10,349
Comtech Telecommunications Corp.	1,178	43,763
Comverse, Inc. (b)	1,718	38,363
Consolidated Communications Holdings, Inc.	3,072	76,954
Contra Leap Wireless (c)	3,887	-
Cyan, Inc. (a) (b)	2,103	6,561
DigitalGlobe, Inc. (b)	5,777	164,644
EarthLink Holdings Corp.	7,976	27,278
Enventis Corp. (a)	989	17,980
Extreme Networks, Inc. (b)	7,472	35,791
Fairpoint Communications, Inc. (b)	1,646	24,970
Finisar Corp. (b)	7,414	123,295
General Communication, Inc. Class A (b)	2,809	30,646
Gigamon, Inc. (a) (b)	1,943	20,343
Globalstar, Inc. (a) (b)	21,042	77,014
Gogo, Inc. (a) (b)	4,280	72,161
GTT Communications, Inc. (b)	1,166	13,887
Harmonic, Inc. (b)	7,264	46,054
Hawaiian Telcom Holdco, Inc. (a) (b)	850	21,836
IDT Corp. Class B	1,361	21,858
Infinera Corp. (b)	9,381	100,095
Inteliquent, Inc.	2,565	31,934
Intelsat SA (b)	2,110	36,165
InterDigital, Inc.	3,100	123,442
Iridium Communications, Inc. (a) (b)	6,174	54,640
Ixia (b)	4,422	40,417
KVH Industries, Inc. (b)	1,157	13,097
Loral Space & Communications, Inc. (b)	1,005	72,169
Lumos Networks Corp.	1,371	22,279
Mastec, Inc. (b)	5,008	153,345
NETGEAR, Inc. (b)	2,800	87,500
NeuStar, Inc. Class A (a) (b)	4,294	106,620

	Number of Shares	Value
NTELOS Holdings Corp. (a)	1,219	$12,970
Numerex Corp. Class A (b)	1,069	11,203
Oclaro, Inc. (b)	6,718	9,607
Oplink Communications, Inc.	1,460	24,557
ORBCOMM, Inc. (b)	3,536	20,332
Parkervision, Inc. (a) (b)	6,844	7,802
Plantronics, Inc.	3,262	155,858
Polycom, Inc. (b)	10,581	129,987
Preformed Line Products Co.	192	10,130
Premiere Global Services, Inc. (b)	3,694	44,217
Procera Networks, Inc. (a) (b)	1,494	14,312
RF Micro Devices, Inc. (b)	21,909	252,830
RigNet, Inc. (b)	914	36,971
Ruckus Wireless, Inc. (b)	4,960	66,266
Shenandoah Telecom Co.	1,847	45,824
ShoreTel, Inc. (b)	4,907	32,631
Sonus Networks, Inc. (b)	18,831	64,402
Spok Holdings, Inc.	1,710	22,247
TeleNav, Inc. (b)	1,921	12,871
Tessco Technologies, Inc.	410	11,886
Ubiquiti Networks, Inc. (a) (b)	2,277	85,456
ViaSat, Inc. (b)	3,170	174,730
Vonage Holdings Corp. (b)	13,353	43,798
Vringo, Inc. (a) (b)	5,217	4,931
West Corp.	2,945	86,760

		3,937,855

		8,472,431

Consumer, Cyclical — 12.4%
Advertising — 0.0%
Gaiam, Inc. Class A (b)	1,148	8,426

Airlines — 0.3%
Allegiant Travel Co.	1,055	130,461
Hawaiian Holdings, Inc. (a) (b)	3,441	46,282
JetBlue Airways Corp. (a) (b)	19,007	201,855
Republic Airways Holdings, Inc. (b)	3,837	42,629
SkyWest, Inc.	3,958	30,793

		452,020

Apparel — 0.8%
Crocs, Inc. (b)	6,700	84,286
G-III Apparel Group Ltd. (b)	1,469	121,721
Iconix Brand Group, Inc. (b)	3,500	129,290
Oxford Industries, Inc.	1,114	67,943
Perry Ellis International, Inc. (b)	967	19,678
Quiksilver, Inc. (a) (b)	10,576	18,191
Sequential Brands Group, Inc. (a) (b)	1,368	17,100
Skechers U.S.A., Inc. Class A (b)	2,992	159,504
Steven Madden Ltd. (b)	4,461	143,778
Unifi, Inc. (b)	1,140	29,526
Vince Holding Corp. (b)	873	26,417
Weyco Group, Inc.	490	12,304
Wolverine World Wide, Inc.	7,766	194,616

		1,024,354

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.1%
Wabash National Corp. (b)	5,266	$70,143

Automotive & Parts — 1.1%
Accuride Corp. (b)	2,882	10,923
American Axle & Manufacturing Holdings, Inc. (b)	5,160	86,533
Commercial Vehicle Group, Inc. (b)	1,930	11,927
Cooper Tire & Rubber Co.	4,856	139,367
Cooper-Standard Holding, Inc. (a) (b)	1,047	65,333
Dana Holding Corp.	11,987	229,791
Dorman Products, Inc. (a) (b)	2,068	82,844
Douglas Dynamics, Inc.	1,732	33,774
Federal-Mogul Corp. (b)	2,226	33,101
Fuel Systems Solutions, Inc. (b)	1,182	10,532
Gentherm, Inc. (b)	2,699	113,979
Meritor, Inc. (b)	7,487	81,234
Miller Industries, Inc.	829	14,010
Modine Manufacturing Co. (b)	3,647	43,290
Motorcar Parts of America, Inc. (b)	1,366	37,169
Remy International, Inc.	1,139	23,384
Spartan Motors, Inc.	2,581	12,053
Standard Motor Products, Inc.	1,516	52,196
Strattec Security Corp.	278	22,615
Superior Industries International, Inc.	1,837	32,203
Tenneco, Inc. (b)	4,650	243,241
Titan International, Inc. (a)	3,369	39,821
Tower International, Inc. (b)	1,574	39,649

		1,458,969

Distribution & Wholesale — 0.9%
Beacon Roofing Supply, Inc. (b)	3,773	96,136
Core-Mark Holding Co., Inc.	1,762	93,456
Houston Wire & Cable Co.	1,281	15,346
MWI Veterinary Supply, Inc. (b)	984	146,026
Owens & Minor, Inc. (a)	4,824	157,938
Pool Corp.	3,453	186,186
Rentrak Corp. (b)	767	46,741
ScanSource, Inc. (b)	2,185	75,579
Speed Commerce, Inc. (a) (b)	3,592	9,878
United Stationers, Inc.	3,013	113,198
Watsco, Inc.	1,976	170,292

		1,110,776

Entertainment — 0.8%
AMC Entertainment Holdings, Inc. Class A	1,623	37,313
Ascent Media Corp. Series A (b)	1,057	63,631
Carmike Cinemas, Inc. (b)	1,763	54,618
Churchill Downs, Inc.	1,027	100,132
Empire Resorts, Inc. (a) (b)	1,155	7,750
Eros International PLC (b)	1,703	24,881
International Speedway Corp. Class A	2,141	67,741
Isle of Capri Casinos, Inc. (b)	1,582	11,865

	Number of Shares	Value
Marriott Vacations Worldwide Corp. (b)	2,168	$137,473
National CineMedia, Inc.	4,660	67,617
Penn National Gaming, Inc. (b)	6,021	67,495
Pinnacle Entertainment, Inc. (b)	4,562	114,461
Reading International, Inc. Series A (b)	1,304	10,954
Scientific Games Corp. Class A (b)	3,982	42,886
Speedway Motorsports, Inc.	862	14,706
Vail Resorts, Inc.	2,769	240,238

		1,063,761

Home Builders — 0.7%
Beazer Homes USA, Inc. (b)	2,069	34,718
Cavco Industries, Inc. (b)	677	46,036
Century Communities, Inc. (b)	227	3,938
Hovnanian Enterprises, Inc. Class A (a) (b)	9,026	33,125
Installed Building Products, Inc. (b)	648	9,104
KB Home	6,386	95,407
LGI Homes, Inc. (b)	1,146	21,041
M.D.C. Holdings, Inc. (a)	2,972	75,251
M/I Homes, Inc. (b)	1,878	37,222
Meritage Home Corp. (b)	2,988	106,074
The New Home Co., Inc. (b)	601	8,114
The Ryland Group, Inc.	3,587	119,232
Standard Pacific Corp. (b)	11,015	82,502
TRI Pointe Homes, Inc. (b)	11,222	145,213
UCP, Inc. Class A (b)	594	7,098
WCI Communities, Inc. (b)	840	15,490
William Lyon Homes Class A (b)	1,363	30,122
Winnebago Industries, Inc. (b)	2,082	45,325

		915,012

Home Furnishing — 0.3%
American Woodmark Corp. (b)	963	35,496
DTS, Inc. (b)	1,327	33,507
Ethan Allen Interiors, Inc. (a)	1,926	43,913
Flexsteel Industries, Inc.	353	11,907
Kimball International, Inc. Class B	2,641	39,747
La-Z-Boy, Inc.	4,001	79,180
Norcraft Cos., Inc. (b)	533	8,501
Universal Electronics, Inc. (b)	1,216	60,034
VOXX International Corp. (b)	1,472	13,689

		325,974

Housewares — 0.1%
Libbey, Inc. (b)	1,644	43,171
Lifetime Brands, Inc.	752	11,513
National Presto Industries, Inc. (a)	381	23,131

		77,815

Leisure Time — 0.7%
Arctic Cat, Inc.	997	34,716
Black Diamond, Inc. (a) (b)	1,636	12,368

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Brunswick Corp.	7,103	$299,320
Callaway Golf Co.	5,940	43,006
ClubCorp Holdings, Inc.	1,725	34,207
Diamond Resorts International, Inc. (b)	2,705	61,566
Escalade, Inc.	698	8,418
Fox Factory Holding Corp. (b)	797	12,353
Interval Leisure Group, Inc.	3,042	57,950
Johnson Outdoors, Inc.	351	9,091
Life Time Fitness, Inc. (b)	3,131	157,928
Malibu Boats, Inc. (b)	649	12,019
Marine Products Corp.	816	6,438
Multimedia Games Holding Co. (b)	2,267	81,635
Nautilus, Inc. (b)	2,453	29,362

		860,377

Lodging — 0.2%
Belmond Ltd. (b)	7,410	86,401
Boyd Gaming Corp. (b)	5,941	60,361
Caesars Entertainment Corp. (a) (b)	3,928	49,414
Intrawest Resorts Holdings, Inc. (b)	1,117	10,801
La Quinta Holdings, Inc. (b)	3,386	64,300
Marcus Corp.	1,428	22,562
Monarch Casino & Resort, Inc. (b)	663	7,896
Morgans Hotel Group Co. (b)	2,095	16,907

		318,642

Office Furnishings — 0.4%
Herman Miller, Inc.	4,536	135,400
HNI Corp.	3,451	124,201
Interface, Inc.	5,090	82,153
Knoll, Inc.	3,702	64,082
Steelcase, Inc. Class A	6,327	102,434

		508,270

Retail — 5.6%
Aeropostale, Inc. (a) (b)	6,250	20,563
America’s Car-Mart, Inc. (b)	620	24,546
American Eagle Outfitters, Inc. (a)	14,889	216,188
ANN, Inc. (b)	3,588	147,574
Asbury Automotive Group, Inc. (b)	2,348	151,258
Barnes & Noble, Inc. (b)	3,142	62,023
bebe stores, Inc.	2,402	5,573
Big 5 Sporting Goods Corp.	1,332	12,481
Biglari Holdings, Inc. (b)	132	44,848
BJ’s Restaurants, Inc. (b)	1,815	65,322
Bloomin’ Brands, Inc. (b)	5,909	108,371
Bob Evans Farms, Inc.	1,889	89,425
The Bon-Ton Stores, Inc. (a)	1,096	9,163
Bravo Brio Restaurant Group, Inc. (b)	1,540	19,974
Brown Shoe Co., Inc.	3,345	90,750
The Buckle, Inc. (a)	2,159	97,997
Buffalo Wild Wings, Inc. (b)	1,447	194,289
Build-A-Bear Workshop, Inc. (b)	871	11,393
Burlington Stores, Inc. (b)	2,194	87,453

	Number of Shares	Value
Carrols Restaurant Group, Inc. (b)	2,556	$18,173
Casey’s General Stores, Inc.	2,948	211,372
Cash America International, Inc.	2,154	94,345
The Cato Corp. Class A	2,100	72,366
The Cheesecake Factory, Inc.	3,817	173,673
The Children’s Place Retail Store, Inc.	1,687	80,402
Christopher & Banks Corp. (b)	2,887	28,552
Chuy’s Holdings, Inc. (b)	1,272	39,928
Citi Trends, Inc. (b)	1,232	27,227
Columbia Sportswear Co. (a)	2,104	75,281
Conn’s, Inc. (a) (b)	2,122	64,233
The Container Store Group, Inc. (b)	1,346	29,302
Cracker Barrel Old Country Store, Inc.	1,460	150,657
Del Frisco’s Restaurant Group, Inc. (b)	1,822	34,873
Denny’s Corp. (b)	6,652	46,764
Destination Maternity Corp.	1,003	15,486
Destination XL Group, Inc. (b)	2,507	11,833
DineEquity, Inc.	1,273	103,864
Einstein Noah Restaurant Group, Inc.	786	15,846
El Pollo Loco Holdings, Inc. (b)	629	22,587
Express, Inc. (b)	6,455	100,763
EZCORP, Inc. Class A (b)	3,960	39,244
Famous Dave’s of America, Inc. (a) (b)	358	9,637
Fiesta Restaurant Group, Inc. (b)	2,050	101,844
The Finish Line, Inc. Class A	3,692	92,411
First Cash Financial Services, Inc. (b)	2,215	123,996
Five Below, Inc. (a) (b)	4,157	164,659
Francesca’s Holdings Corp. (b)	3,234	45,050
Fred’s, Inc. Class A	2,822	39,508
Genesco, Inc. (b)	1,839	137,465
Group 1 Automotive, Inc.	1,854	134,804
Guess?, Inc.	4,711	103,501
Haverty Furniture Cos., Inc.	1,558	33,949
hhgregg, Inc. (a) (b)	889	5,610
Hibbett Sports, Inc. (a) (b)	1,984	84,578
HSN, Inc.	2,543	156,064
Ignite Restaurant Group, Inc. (a) (b)	582	3,492
Insight Enterprises, Inc. (b)	3,136	70,968
Jack in the Box, Inc.	3,065	209,002
Jamba, Inc. (b)	1,245	17,704
Kirkland’s, Inc. (b)	1,170	18,849
Krispy Kreme Doughnuts, Inc. (b)	4,987	85,577
Lands’ End, Inc. (a) (b)	1,263	51,935
Lithia Motors, Inc. Class A	1,748	132,306
Lumber Liquidators Holdings, Inc. (a) (b)	2,100	120,498
MarineMax, Inc. (b)	1,929	32,504
Mattress Firm Holding Corp. (a) (b)	1,148	68,949
The Men’s Wearhouse, Inc.	3,674	173,486
Movado Group, Inc.	1,404	46,416
Nathan’s Famous, Inc. (b)	257	17,396
New York & Co., Inc. (b)	2,101	6,366
Noodles & Co. (a) (b)	864	16,580

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office Depot, Inc. (b)	40,965	$210,560
Pacific Sunwear of California, Inc. (b)	3,806	6,851
The Pantry, Inc. (b)	1,819	36,798
Papa John’s International, Inc.	2,343	93,697
Papa Murphy’s Holdings, Inc. (a) (b)	445	4,539
PC Connection, Inc.	707	15,179
The PEP Boys-Manny, Moe & Jack (b)	4,081	36,362
Pier 1 Imports, Inc.	7,238	86,060
Popeyes Louisiana Kitchen, Inc. (b)	1,811	73,345
Potbelly Corp. (a) (b)	1,078	12,569
PriceSmart, Inc.	1,433	122,722
Red Robin Gourmet Burgers, Inc. (b)	1,095	62,305
Regis Corp.	3,326	53,083
Restoration Hardware Holdings, Inc. (a) (b)	2,388	189,965
Roundy’s, Inc. (a)	2,821	8,435
Ruby Tuesday, Inc. (b)	4,833	28,466
Rush Enterprises, Inc. Class A (b)	2,625	87,806
Ruth’s Hospitality Group, Inc.	2,821	31,144
Sears Hometown & Outlet Stores, Inc. (b)	842	13,051
Select Comfort Corp. (b)	4,152	86,860
Shoe Carnival, Inc.	1,194	21,265
Sonic Automotive, Inc. Class A	3,053	74,829
Sonic Corp. (b)	4,160	93,018
Sportsman’s Warehouse Holdings, Inc. (a) (b)	746	5,024
Stage Stores, Inc.	2,429	41,560
Stein Mart, Inc.	2,179	25,167
Systemax, Inc. (b)	833	10,388
Texas Roadhouse, Inc.	5,333	148,471
Tile Shop Holdings, Inc. (a) (b)	2,236	20,683
Tilly’s, Inc. (b)	823	6,189
Titan Machinery, Inc. (a) (b)	1,268	16,471
Tuesday Morning Corp. (a) (b)	3,330	64,619
Vera Bradley, Inc. (a) (b)	1,694	35,032
Vitamin Shoppe, Inc. (b)	2,359	104,716
West Marine, Inc. (b)	1,282	11,538
Winmark Corp.	165	12,128
Zoe’s Kitchen, Inc. (a) (b)	416	12,796
Zumiez, Inc. (b)	1,589	44,651

		7,229,408

Storage & Warehousing — 0.2%
Mobile Mini, Inc.	3,578	125,123
Wesco Aircraft Holdings, Inc. (b)	4,013	69,826

		194,949

Textiles — 0.2%
Culp, Inc.	616	11,180
Dixie Group, Inc. (b)	1,049	9,095
G&K Services, Inc. Class A	1,527	84,565
Tumi Holdings, Inc. (b)	3,874	78,836

	Number of Shares	Value
UniFirst Corp.	1,130	$109,147

		292,823

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc. (a) (b)	1,302	9,244
LeapFrog Enterprises, Inc. (b)	5,103	30,567

		39,811

		15,951,530

Consumer, Non-cyclical — 19.2%
Agriculture — 0.3%
22nd Century Group, Inc. (b)	3,140	7,913
Alico, Inc.	204	7,772
Alliance One International, Inc. (b)	6,378	12,565
Limoneira Co.	903	21,392
Tejon Ranch Co. (b)	1,059	29,694
The Andersons, Inc.	2,159	135,758
Universal Corp. (a)	1,784	79,192
Vector Group Ltd. (a)	5,287	117,260

		411,546

Beverages — 0.2%
The Boston Beer Co., Inc. Class A (b)	638	141,483
Coca-Cola Bottling Co. Consolidated	369	27,538
Craft Brew Alliance, Inc. (b)	804	11,578
Farmer Bros Co. (b)	618	17,891
National Beverage Corp. (b)	834	16,263

		214,753

Biotechnology — 2.8%
Acceleron Pharma, Inc. (a) (b)	1,270	38,405
Acorda Therapeutics, Inc. (b)	3,180	107,738
Aegerion Pharmaceuticals, Inc. (a) (b)	2,255	75,272
Affymetrix, Inc. (b)	5,551	44,297
Agenus, Inc. (b)	5,064	15,749
Alder Biopharmaceuticals, Inc. (a) (b)	561	7,113
AMAG Pharmaceuticals, Inc. (a) (b)	1,700	54,247
ANI Pharmaceuticals, Inc. (b)	499	14,112
Applied Genetic Technologies Corp/DE (a) (b)	370	6,886
Ardelyx, Inc. (b)	378	5,371
Arena Pharmaceuticals, Inc. (a) (b)	16,795	70,371
ARIAD Pharmaceuticals, Inc. (a) (b)	12,605	68,067
Avalanche Biotechnologies, Inc. (b)	528	18,052
BioCryst Pharmaceuticals, Inc. (b)	5,352	52,343
Biotime, Inc. (a) (b)	3,650	11,461
Bluebird Bio, Inc. (b)	1,666	59,776
Cambrex Corp. (b)	2,340	43,711
Celldex Therapeutics, Inc. (a) (b)	6,840	88,646
Cellular Dynamics International, Inc. (a) (b)	741	5,209
CryoLife, Inc.	2,226	21,971
CTI BioPharma Corp. (a) (b)	10,580	25,604
Cytokinetics, Inc. (b)	2,439	8,585

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CytRx Corp. (a) (b)	4,024	$10,221
Dendreon Corp. (a) (b)	12,666	18,239
Dicerna Pharmaceuticals, Inc. (b)	264	3,361
Dynavax Technologies Corp. (a) (b)	20,615	29,479
Eleven Biotherapeutics, Inc. (b)	348	3,877
Enzo Biochem, Inc. (b)	2,818	14,513
Epizyme, Inc. (a) (b)	997	27,029
Exact Sciences Corp. (a) (b)	6,332	122,714
Exelixis, Inc. (a) (b)	14,878	22,763
Five Prime Therapeutics, Inc. (b)	1,254	14,709
Foundation Medicine, Inc. (a) (b)	1,104	20,932
Galena Biopharma, Inc. (a) (b)	9,258	19,071
Genocea Biosciences, Inc. (b)	292	2,643
Geron Corp. (a) (b)	12,283	24,566
Halozyme Therapeutics, Inc. (a) (b)	7,903	71,917
Idera Pharmaceuticals, Inc. (a) (b)	4,251	9,735
Immunogen, Inc. (a) (b)	6,556	69,428
Immunomedics, Inc. (a) (b)	6,046	22,491
Inovio Pharmaceuticals, Inc. (a) (b)	4,603	45,340
Insmed, Inc. (b)	3,790	49,460
Integra LifeSciences Holdings (b)	1,897	94,167
Intrexon Corp. (a) (b)	2,727	50,668
Ironwood Pharmaceuticals, Inc. (b)	9,143	118,448
Karyopharm Therapeutics, Inc. (a) (b)	1,037	36,233
KYTHERA Biopharmaceuticals, Inc. (a) (b)	1,331	43,604
Lexicon Pharmaceuticals, Inc. (a) (b)	17,949	25,308
Ligand Pharmaceuticals, Inc. Class B (a) (b)	1,585	74,479
MacroGenics, Inc. (b)	1,565	32,709
Marrone Bio Innovations, Inc. (a) (b)	1,075	2,860
Merrimack Pharmaceuticals, Inc. (a) (b)	7,503	65,876
Momenta Pharmaceuticals, Inc. (b)	3,694	41,890
Neuralstem, Inc. (a) (b)	5,009	16,430
NewLink Genetics Corp. (a) (b)	1,534	32,858
Novavax, Inc. (a) (b)	18,212	75,944
NPS Pharmaceuticals, Inc. (b)	8,140	211,640
Omeros Corp. (a) (b)	2,625	33,390
OncoMed Pharmaceuticals, Inc. (a) (b)	923	17,472
Oncothyreon, Inc. (b)	5,092	9,777
Organovo Holdings, Inc. (a) (b)	4,820	30,703
OvaScience, Inc. (a) (b)	1,274	21,148
Pacific Biosciences of California, Inc. (b)	4,621	22,689
PDL BioPharma, Inc. (a)	12,211	91,216
Peregrine Pharmaceuticals, Inc. (a) (b)	14,168	19,269
Prothena Corp. PLC (b)	2,039	45,184
PTC Therapeutics, Inc. (a) (b)	1,698	74,729
Puma Biotechnology, Inc. (b)	1,778	424,177
Regado Biosciences, Inc. (a) (b)	1,180	1,333
Repligen Corp. (b)	2,446	48,700
Retrophin, Inc. (a) (b)	1,546	13,945
RTI Biologics, Inc. (b)	4,536	21,682

	Number of Shares	Value
Sage Therapeutics, Inc. (a) (b)	440	$13,860
Sangamo Biosciences, Inc. (a) (b)	5,196	56,039
Sequenom, Inc. (a) (b)	9,012	26,766
Spectrum Pharmaceuticals, Inc. (a) (b)	5,070	41,270
Stemline Therapeutics, Inc. (a) (b)	814	10,142
Sunesis Pharmaceuticals, Inc. (a) (b)	3,904	27,875
Theravance Biopharma, Inc. (a) (b)	1,802	41,536
Ultragenyx Pharmaceutical, Inc. (b)	527	29,828
Veracyte, Inc. (b)	496	4,836
Verastem, Inc. (a) (b)	1,491	12,703
Versartis, Inc. (a) (b)	494	9,381
XOMA Corp. (a) (b)	6,634	27,929
ZIOPHARM Oncology, Inc. (a) (b)	6,520	17,213

		3,563,380

Commercial Services — 5.3%
ABM Industries, Inc.	4,276	109,850
The Advisory Board Co. (b)	2,803	130,592
Albany Molecular Research, Inc. (b)	1,822	40,212
American Public Education, Inc. (b)	1,343	36,248
AMN Healthcare Services, Inc. (b)	3,548	55,704
Arrowhead Research Corp. (a) (b)	3,969	58,622
Barrett Business Services, Inc.	561	22,154
Bridgepoint Education, Inc. (b)	1,192	13,303
Bright Horizons Family Solutions, Inc. (b)	2,346	98,673
Capella Education Co.	835	52,271
Cardtronics, Inc. (b)	3,405	119,856
Care.com, Inc. (a) (b)	486	3,961
Career Education Corp. (b)	5,310	26,975
Carriage Services, Inc.	1,170	20,276
CBIZ, Inc. (b)	3,268	25,719
CDI Corp.	1,036	15,043
Cenveo, Inc. (a) (b)	4,035	9,966
Chemed Corp. (a)	1,340	137,886
Civeo Corp.	7,192	83,499
Collectors Universe	579	12,738
Convergys Corp.	7,783	138,693
The Corporate Executive Board Co.	2,588	155,461
Corporate Resource Services, Inc. (a) (b)	1,343	2,015
Corvel Corp. (b)	860	29,283
CRA International, Inc. (b)	734	18,666
Cross Country Healthcare, Inc. (b)	2,269	21,079
Deluxe Corp.	3,830	211,263
Education Management Corp. (a) (b)	1,671	1,821
Electro Rent Corp.	1,198	16,496
Euronet Worldwide, Inc. (b)	3,902	186,477
EVERTEC, Inc.	5,031	112,393
ExamWorks Group, Inc. (b)	2,656	86,984
Exlservice Holdings, Inc. (b)	2,504	61,123
Exponent, Inc.	1,002	71,022
Forrester Research, Inc.	850	31,331
Franklin Covey Co. (b)	891	17,455

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FTI Consulting, Inc. (b)	3,128	$109,355
Global Cash Access Holdings, Inc. (b)	5,058	34,141
Grand Canyon Education, Inc. (b)	3,567	145,427
Great Lakes Dredge & Dock Co. (b)	4,649	28,731
Green Dot Corp. Class A (b)	2,382	50,355
H&E Equipment Services, Inc.	2,392	96,350
The Hackett Group, Inc.	1,857	11,068
Healthcare Services Group, Inc.	5,381	153,950
HealthEquity, Inc. (b)	801	14,666
Heartland Payment Systems, Inc. (a)	2,741	130,801
Heidrick & Struggles International, Inc.	1,439	29,557
Hill International, Inc. (b)	1,683	6,732
Hillenbrand, Inc.	4,807	148,488
HMS Holdings Corp. (a) (b)	6,713	126,540
Huron Consulting Group, Inc. (b)	1,803	109,929
ICF International, Inc. (b)	1,526	46,986
Information Services Group, Inc. (b)	2,292	8,710
Insperity, Inc.	1,736	47,462
ITT Educational Services, Inc. (a) (b)	1,703	7,306
K12, Inc. (b)	2,627	41,927
Kelly Services, Inc. Class A	2,132	33,408
Kforce, Inc.	2,106	41,214
Korn/Ferry International (b)	3,808	94,819
Landauer, Inc.	751	24,791
Liberty Tax, Inc. (b)	291	9,399
LifeLock, Inc. (a) (b)	6,157	87,984
MAXIMUS, Inc.	5,187	208,154
McGrath RentCorp	1,981	67,750
Medifast, Inc. (b)	1,028	33,749
MoneyGram International, Inc. (b)	2,274	28,516
Monro Muffler Brake, Inc.	2,413	117,103
Monster Worldwide, Inc. (b)	7,015	38,582
Multi-Color Corp.	956	43,479
National Research Corp. Class A (b)	711	9,250
Navigant Consulting, Inc. (b)	3,764	52,357
On Assignment, Inc. (b)	4,159	111,669
PAREXEL International Corp. (b)	4,347	274,252
Paylocity Holding Corp. (b)	595	11,692
Pendrell Corp. (b)	11,981	16,055
Performant Financial Corp. (b)	2,373	19,174
PHH Corp. (b)	4,394	98,250
PRG-Schultz International, Inc. (b)	2,255	13,214
Providence Service Corp. (b)	884	42,768
Quad/Graphics, Inc.	2,116	40,733
Rent-A-Center, Inc.	4,044	122,735
Resources Connection, Inc.	2,964	41,318
RPX Corp. (b)	4,067	55,840
ServiceSource International, Inc. (a) (b)	4,995	16,134
SFX Entertainment, Inc. (a) (b)	3,522	17,680
Sotheby’s	4,662	166,527
SP Plus Corp. (b)	1,224	23,207
Steiner Leisure Ltd. (b)	1,124	42,251
Strayer Education, Inc. (b)	830	49,700

	Number of Shares	Value
Team Health Holdings, Inc. (b)	5,374	$311,638
Team, Inc. (b)	1,566	59,367
TeleTech Holdings, Inc. (b)	1,351	33,208
Tree.com, Inc. (b)	455	16,330
TriNet Group, Inc. (b)	1,222	31,466
TrueBlue, Inc. (b)	3,167	79,998
Universal Technical Institute, Inc.	1,750	16,363
Viad Corp.	1,585	32,730
VistaPrint NV (b)	2,550	139,714
Weight Watchers International, Inc. (a)	2,114	58,008
WEX, Inc. (b)	2,967	327,319
Xoom Corp. (b)	2,369	52,000

		6,795,486

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc. (b)	1,989	33,296
Inter Parfums, Inc.	1,289	35,447
Revlon, Inc. Class A (b)	895	28,363

		97,106

Foods — 1.8%
Annie’s, Inc. (b)	1,308	60,037
B&G Foods, Inc.	4,109	113,203
Boulder Brands, Inc. (b)	4,661	63,529
Cal-Maine Foods, Inc.	1,187	106,035
Calavo Growers, Inc.	1,039	46,900
The Chefs’ Warehouse, Inc. (a) (b)	1,431	23,268
Chiquita Brands International, Inc. (b)	3,625	51,475
Dean Foods Co. (a)	7,150	94,737
Diamond Foods, Inc. (b)	1,666	47,664
Fairway Group Holdings Corp. (a) (b)	1,416	5,296
Fresh Del Monte Produce, Inc.	2,764	88,172
The Fresh Market, Inc. (a) (b)	3,279	114,535
Ingles Markets, Inc. Class A	1,048	24,827
Inventure Foods, Inc. (b)	1,087	14,087
J&J Snack Foods Corp.	1,139	106,565
John B Sanfilippo & Son, Inc.	676	21,875
Lancaster Colony Corp.	1,417	120,842
Lifeway Foods, Inc. (a) (b)	371	5,146
Post Holdings, Inc. (b)	3,365	111,651
Sanderson Farms, Inc. (a)	1,766	155,320
Seaboard Corp. (b)	22	58,850
Seneca Foods Corp. Class A (b)	661	18,905
Senomyx, Inc. (a) (b)	3,398	27,864
Snyders-Lance, Inc.	3,647	96,645
SpartanNash Co.	2,888	56,172
SUPERVALU, Inc. (b)	15,513	138,686
Tootsie Roll Industries, Inc. (a)	1,452	40,641
TreeHouse Foods, Inc. (b)	3,219	259,129
United Natural Foods, Inc. (b)	3,799	233,487
Village Super Market Class A	560	12,757
Weis Markets, Inc.	851	33,215

		2,351,515

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 3.0%
Abaxis, Inc.	1,716	$87,018
ABIOMED, Inc. (a) (b)	3,049	75,707
Accelerate Diagnostics, Inc. (a) (b)	1,775	38,127
Accuray, Inc. (a) (b)	5,863	42,565
AngioDynamics, Inc. (b)	1,940	26,617
AtriCure, Inc. (b)	2,128	31,324
Atrion Corp.	119	36,296
BioTelemetry, Inc. (b)	1,885	12,648
Cantel Medical Corp.	2,582	88,769
Cardiovascular Systems, Inc. (b)	2,115	49,977
Cepheid, Inc. (b)	5,333	234,812
Cerus Corp. (a) (b)	5,834	23,394
CONMED Corp.	2,082	76,701
Cyberonics, Inc. (b)	2,050	104,878
Cynosure Inc. Class A (b)	1,720	36,120
Dexcom, Inc. (b)	5,736	229,383
Endologix, Inc. (b)	4,894	51,876
Exactech, Inc. (b)	794	18,175
The Female Health Co. (a)	1,637	5,713
GenMark Diagnostics, Inc. (b)	3,217	28,856
Genomic Health, Inc. (a) (b)	1,298	36,746
Globus Medical, Inc. Class A (b)	5,027	98,881
Haemonetics Corp. (b)	3,981	139,017
Hanger, Inc. (b)	2,693	55,260
HeartWare International, Inc. (b)	1,300	100,919
ICU Medical, Inc. (b)	1,022	65,592
Inogen, Inc. (b)	380	7,832
Insulet Corp. (b)	4,241	156,281
Intersect ENT, Inc. (b)	449	6,960
Invacare Corp.	2,485	29,348
K2M Group Holdings, Inc. (a) (b)	675	9,740
LDR Holding Corp. (b)	1,293	40,251
Luminex Corp. (b)	2,864	55,848
Masimo Corp. (b)	3,697	78,672
Merge Healthcare, Inc. (b)	5,820	12,804
Meridian Bioscience, Inc.	3,166	56,007
Merit Medical Systems, Inc. (b)	3,295	39,145
MiMedx Group, Inc. (a) (b)	7,107	50,673
NanoString Technologies, Inc. (a) (b)	700	7,658
Natus Medical, Inc. (b)	2,449	72,270
Navidea Biopharmaceuticals, Inc. (a) (b)	10,841	14,310
NuVasive, Inc. (b)	3,563	124,242
NxStage Medical, Inc. (b)	4,695	61,645
Ocular Therapeutix, Inc. (b)	440	6,587
OraSure Technologies, Inc. (b)	4,338	31,320
Orthofix International NV (b)	1,409	43,623
Oxford Immunotec Global PLC (a) (b)	937	14,308
PhotoMedex, Inc. (a) (b)	944	5,853
Quidel Corp. (b)	2,178	58,523
Rockwell Medical Technologies, Inc. (a) (b)	3,156	28,846
Spectranetics Corp. (b)	3,180	84,493

	Number of Shares	Value
Staar Surgical Co. (b)	2,994	$31,826
Steris Corp.	4,520	243,899
SurModics, Inc. (b)	1,087	19,740
Symmetry Medical, Inc. (b)	2,956	29,826
Tandem Diabetes Care, Inc. (a) (b)	641	8,602
Thoratec Corp. (b)	4,341	116,035
Tornier BV (b)	2,721	65,032
TransEnterix, Inc. (a) (b)	2,003	8,733
TriVascular Technologies, Inc. (a) (b)	567	8,210
Unilife Corp. (a) (b)	8,318	19,090
Utah Medical Products, Inc.	307	14,969
Vascular Solutions, Inc. (b)	1,334	32,950
Volcano Corp. (b)	3,909	41,592
West Pharmaceutical Services, Inc.	5,399	241,659
Wright Medical Group, Inc. (b)	3,813	115,534
Zeltiq Aesthetics, Inc. (a) (b)	2,231	50,488

		3,940,795

Health Care – Services — 1.6%
Acadia Healthcare Co., Inc. (b)	3,274	158,789
Addus HomeCare Corp. (b)	528	10,349
Adeptus Health, Inc. Class A (a) (b)	431	10,732
Air Methods Corp. (b)	2,997	166,483
Alliance HealthCare Services, Inc. (b)	380	8,592
Almost Family, Inc. (b)	612	16,628
Amedisys, Inc. (b)	2,093	42,216
AmSurg Corp. (b)	3,240	162,162
Bio-Reference Laboratories, Inc. (a) (b)	1,880	52,753
Capital Senior Living Corp. (b)	2,216	47,046
Catalent, Inc. (b)	3,742	93,662
The Ensign Group, Inc.	1,528	53,174
Five Star Quality Care, Inc. (b)	3,152	11,883
Gentiva Health Services, Inc. (b)	2,408	40,406
HealthSouth Corp.	6,741	248,743
Healthways, Inc. (b)	2,408	38,576
The IPC Hospitalist Co. (b)	1,311	58,720
Kindred Healthcare, Inc.	4,940	95,836
LHC Group, Inc. (b)	990	22,968
Magellan Health, Inc. (b)	2,109	115,426
Molina Healthcare, Inc. (b)	2,312	97,798
National Healthcare Corp.	789	43,797
NeoStem, Inc. (b)	1,652	9,136
RadNet, Inc. (b)	2,346	15,530
Roka Bioscience, Inc. (a) (b)	231	2,321
Select Medical Holdings Corp.	6,022	72,445
Skilled Healthcare Group, Inc. Class A (b)	1,642	10,837
Surgical Care Affiliates, Inc. (b)	985	26,329
T2 Biosystems, Inc. (b)	458	8,285
Triple-S Management Corp. Class B (b)	1,933	38,467
U.S. Physical Therapy, Inc.	949	33,585
Universal American Corp. (b)	3,341	26,862

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vocera Communications, Inc. (b)	1,650	$13,315
WellCare Health Plans, Inc. (b)	3,359	202,682

		2,056,533

Household Products — 0.3%
Acco Brands Corp. (b)	8,723	60,189
Central Garden & Pet Co. Class A (b)	3,375	27,135
CSS Industries, Inc.	671	16,272
Ennis, Inc.	2,056	27,077
Helen of Troy Ltd. (b)	2,187	114,861
Prestige Brands Holdings, Inc. (b)	3,969	128,477
Skullcandy, Inc. (b)	1,393	10,851
WD-40 Co.	1,148	78,018

		462,880

Pharmaceuticals — 3.8%
Acadia Pharmaceuticals, Inc. (a) (b)	6,020	149,055
AcelRx Pharmaceuticals, Inc. (a) (b)	1,804	9,904
Achaogen, Inc. (b)	527	4,722
Achillion Pharmaceuticals, Inc. (b)	7,402	73,872
Actinium Pharmaceuticals, Inc. (a) (b)	1,684	11,283
Adamas Pharmaceuticals, Inc. (a) (b)	222	4,134
Aerie Pharmaceuticals, Inc. (b)	763	15,786
Agios Pharmaceuticals, Inc. (a) (b)	1,044	64,049
Akebia Therapeutics, Inc. (a) (b)	562	12,437
Akorn, Inc. (b)	4,774	173,153
Alimera Sciences, Inc. (a) (b)	1,875	10,163
Amphastar Pharmaceuticals, Inc. (b)	707	8,237
Ampio Pharmaceuticals, Inc. (a) (b)	3,309	11,681
Anacor Pharmaceuticals, Inc. (a) (b)	2,515	61,542
Anika Therapeutics, Inc. (b)	1,103	40,436
Antares Pharma, Inc. (a) (b)	9,426	17,250
Aratana Therapeutics, Inc. (b)	1,963	19,709
Array Biopharma, Inc. (b)	9,707	34,654
Auspex Pharmaceuticals, Inc. (b)	709	18,200
Auxilium Pharmaceuticals, Inc. (a) (b)	3,849	114,893
AVANIR Pharmaceuticals, Inc. (b)	13,104	156,200
Bio-Path Holdings, Inc. (a) (b)	5,262	10,577
BioDelivery Sciences International, Inc. (a) (b)	3,216	54,961
BioScrip, Inc. (a) (b)	5,245	36,243
Biospecifics Technologies Corp. (b)	274	9,672
Cara Therapeutics, Inc. (b)	404	3,390
Cempra, Inc. (a) (b)	1,659	18,183
ChemoCentryx, Inc. (a) (b)	1,923	8,654
Chimerix, Inc. (b)	2,060	56,897
Clovis Oncology, Inc. (a) (b)	1,888	85,640
Contra Furiex Pharmaceuticals (b) (c)	544	-
Corcept Therapeutics, Inc. (a) (b)	4,496	12,049
Cytori Therapeutics, Inc. (a) (b)	4,755	3,214
DepoMed, Inc. (b)	4,443	67,489
Derma Sciences, Inc. (a) (b)	1,646	13,711
Durata Therapeutics, Inc. (a) (b)	1,130	14,328
Dyax Corp. (b)	10,391	105,157

	Number of Shares	Value
Egalet Corp. (a) (b)	264	$1,505
Emergent Biosolutions, Inc. (b)	2,227	47,457
Enanta Pharmaceuticals, Inc. (b)	809	32,012
Endocyte, Inc. (a) (b)	2,980	18,118
Esperion Therapeutics, Inc. (a) (b)	332	8,121
Flexion Therapeutics, Inc. (b)	352	6,428
Galectin Therapeutics, Inc. (a) (b)	1,306	6,569
Heron Therapeutics, Inc. (b)	1,775	14,786
Hyperion Therapeutics, Inc. (b)	1,086	27,389
IGI Laboratories, Inc. (b)	2,449	22,825
Immune Design Corp. (b)	466	8,230
Impax Laboratories, Inc. (b)	5,365	127,204
Infinity Pharmaceuticals, Inc. (b)	3,734	50,110
Insys Therapeutics, Inc. (b)	729	28,271
Intra-Cellular Therapies, Inc. (a) (b)	1,248	17,110
Isis Pharmaceuticals, Inc. (a) (b)	9,003	349,586
Keryx Biopharmaceuticals, Inc. (a) (b)	6,993	96,154
Kindred Biosciences, Inc. (a) (b)	780	7,215
Kite Pharma, Inc. (a) (b)	660	18,810
Lannett Co., Inc. (b)	1,970	89,990
Liberator Medical Holdings, Inc. (a)	2,410	7,543
MannKind Corp. (a) (b)	17,462	103,200
The Medicines Co. (b)	4,982	111,198
Mirati Therapeutics, Inc. (a) (b)	548	9,595
Nanoviricides, Inc. (a) (b)	3,308	9,924
Natural Grocers by Vitamin Cottage, Inc. (b)	636	10,354
Nature’s Sunshine Products, Inc.	793	11,760
Nektar Therapeutics (b)	9,724	117,369
Neogen Corp. (b)	2,806	110,837
Neurocrine Biosciences, Inc. (b)	5,781	90,588
Northwest Biotherapeutics, Inc. (a) (b)	2,871	14,441
Nutraceutical International Corp. (b)	630	13,173
Ohr Pharmaceutical, Inc. (a) (b)	1,709	12,390
Omega Protein Corp. (b)	1,528	19,100
Omthera Pharmaceuticals, Inc. (b) (c)	428	-
Ophthotech Corp. (a) (b)	1,066	41,499
Opko Health, Inc. (a) (b)	15,058	128,144
Orexigen Therapeutics, Inc. (a) (b)	8,878	37,820
Osiris Therapeutics, Inc. (a) (b)	1,522	19,162
Otonomy, Inc. (b)	550	13,200
Pacira Pharmaceuticals, Inc. (b)	2,730	264,592
Pain Therapeutics, Inc. (a) (b)	2,732	10,682
Pernix Therapeutics Holdings (b)	2,428	18,647
PetMed Express, Inc. (a)	1,588	21,597
PharMerica Corp. (b)	2,295	56,067
Phibro Animal Health Corp. Class A	1,071	24,001
Portola Pharmaceuticals, Inc. (b)	2,819	71,264
Pozen, Inc.	1,960	14,386
Progenics Pharmaceuticals, Inc. (a) (b)	5,421	28,135
Radius Health, Inc. (b)	537	11,277
Raptor Pharmaceutical Corp. (a) (b)	4,814	46,166
Receptos, Inc. (b)	1,417	88,010

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regulus Therapeutics, Inc. (a) (b)	1,048	$7,158
Relypsa, Inc. (b)	1,317	27,776
Repros Therapeutics, Inc. (a) (b)	1,831	18,127
Revance Therapeutics, Inc. (b)	659	12,738
Rigel Pharmaceuticals, Inc. (b)	7,050	13,677
Sagent Pharmaceuticals, Inc. (b)	1,680	52,248
Sarepta Therapeutics, Inc. (a) (b)	3,111	65,642
SciClone Pharmaceuticals, Inc. (b)	4,156	28,635
Sucampo Pharmaceuticals, Inc. Class A (a) (b)	1,354	8,801
Supernus Pharmaceuticals, Inc. (a) (b)	2,140	18,597
Synageva BioPharma Corp. (a) (b)	1,638	112,662
Synergy Pharmaceuticals, Inc. (a) (b)	7,417	20,656
Synta Pharmaceuticals Corp. (a) (b)	4,691	14,120
Synutra International, Inc. (a) (b)	1,323	5,993
TESARO, Inc. (b)	1,480	39,842
Tetraphase Pharmaceuticals, Inc. (b)	1,610	32,120
TG Therapeutics, Inc. (a) (b)	1,696	18,096
TherapeuticsMD, Inc. (a) (b)	7,750	35,960
Theravance, Inc. (a)	6,313	107,889
Threshold Pharmaceuticals, Inc. (a) (b)	4,215	15,216
USANA Health Sciences, Inc. (a) (b)	499	36,756
Vanda Pharmaceuticals, Inc. (a) (b)	2,629	27,289
Vital Therapies, Inc. (a) (b)	396	8,082
VIVUS, Inc. (a) (b)	7,006	27,043
Xencor, Inc. (b)	1,089	10,139
Xenoport, Inc. (b)	4,231	22,763
Zafgen, Inc. (b)	528	10,375
Zogenix, Inc. (a) (b)	8,888	10,221
ZS Pharma, Inc. (a) (b)	523	20,517

		4,854,674

		24,748,668

Diversified — 0.3%
Holding Company – Diversified — 0.3%
FCB Financial Holdings, Inc. (b)	631	14,330
Harbinger Group, Inc. (b)	6,377	83,666
Horizon Pharma Plc (a) (b)	4,985	61,216
National Bank Holdings Corp. Class A	3,145	60,132
Primoris Services Corp.	2,903	77,917
Resource America, Inc. Class A	1,001	9,319
Tiptree Financial Inc. (a)	601	4,964

		311,544

Energy — 5.1%
Coal — 0.2%
Alpha Natural Resources, Inc. (a) (b)	16,938	42,006
Arch Coal, Inc. (a)	16,249	34,448
Cloud Peak Energy, Inc. (b)	4,662	58,834
Hallador Energy Co.	791	9,365
SunCoke Energy, Inc. (b)	5,341	119,906

	Number of Shares	Value
Walter Energy, Inc. (a)	5,093	$11,918
Westmoreland Coal Co. (b)	1,145	42,835

		319,312

Energy – Alternate Sources — 0.5%
Amyris, Inc. (a) (b)	2,066	7,830
Clean Energy Fuels Corp. (a) (b)	5,370	41,886
Enphase Energy, Inc. (a) (b)	1,346	20,177
FuelCell Energy, Inc. (a) (b)	16,999	35,528
FutureFuel Corp.	1,716	20,403
Green Plains Renewable Energy, Inc.	2,860	106,935
Headwaters, Inc. (b)	5,612	70,374
Pacific Ethanol, Inc. (a) (b)	1,585	22,127
Pattern Energy Group, Inc.	3,017	93,286
Plug Power, Inc. (a) (b)	12,796	58,734
Renewable Energy Group, Inc. (b)	2,693	27,334
REX American Resources Corp. (b)	481	35,055
Solazyme, Inc. (a) (b)	5,816	43,387
TerraForm Power, Inc. (a) (b)	1,767	50,996

		634,052

Oil & Gas — 3.1%
Abraxas Petroleum Corp. (b)	7,077	37,367
Adams Resources & Energy, Inc.	156	6,909
Alon USA Energy, Inc.	2,059	29,567
American Eagle Energy Corp. (b)	2,161	8,795
Apco Oil and Gas International, Inc. (b)	696	8,971
Approach Resources Inc. (a) (b)	3,013	43,688
Bill Barrett Corp. (a) (b)	3,806	83,884
Bonanza Creek Energy, Inc. (b)	2,512	142,933
BPZ Resources, Inc. (a) (b)	9,458	18,065
Callon Petroleum Co. (b)	4,233	37,293
Carrizo Oil & Gas, Inc. (b)	3,483	187,455
Clayton Williams Energy, Inc. (b)	451	43,499
Comstock Resources, Inc.	3,663	68,205
Contango Oil & Gas Co. (b)	1,331	44,242
Delek US Holdings, Inc.	4,543	150,464
Diamondback Energy, Inc. (b)	3,208	239,894
Eclipse Resources Corp. (b)	2,320	38,558
Emerald Oil, Inc. (a) (b)	4,414	27,146
Energy XXI (Bermuda) Ltd. (a)	7,177	81,459
Evolution Petroleum Corp.	1,405	12,898
EXCO Resources, Inc. (a)	11,624	38,824
Forest Oil Corp. (a) (b)	9,494	11,108
FX Energy, Inc. (a) (b)	3,908	11,880
Gastar Exploration, Inc. (a) (b)	5,372	31,534
Goodrich Petroleum Corp. (a) (b)	2,665	39,495
Halcon Resources Corp. (a) (b)	19,977	79,109
Harvest Natural Resources, Inc. (a) (b)	3,019	11,080
Hercules Offshore, Inc. (a) (b)	12,328	27,122
Isramco, Inc. (a) (b)	68	8,307
Jones Energy, Inc. (b)	814	15,287
Kodiak Oil & Gas Corp. (b)	20,404	276,882
Magnum Hunter Resources Corp. (a) (b)	15,227	84,814

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Matador Resources Co. (b)	5,613	$145,096
Midstates Petroleum Co., Inc. (a) (b)	3,005	15,175
Miller Energy Resources, Inc. (a) (b)	2,258	9,935
North Atlantic Drilling Ltd.	5,469	36,424
Northern Oil and Gas, Inc. (a) (b)	4,671	66,422
Panhandle Oil and Gas, Inc.	542	32,357
Parker Drilling Co. (b)	9,256	45,725
Parsley Energy, Inc. (b)	4,071	86,834
PDC Energy, Inc. (b)	2,741	137,845
Penn Virginia Corp. (b)	5,024	63,855
PetroQuest Energy, Inc. (b)	4,622	25,976
Profire Energy, Inc. (a) (b)	1,014	4,208
Quicksilver Resources, Inc. (a) (b)	9,120	5,498
Resolute Energy Corp. (a) (b)	5,960	37,369
Rex Energy Corp. (b)	3,679	46,613
Rosetta Resources, Inc. (b)	4,702	209,521
RSP Permian, Inc. (b)	1,678	42,890
Sanchez Energy Corp. (a) (b)	3,900	102,414
SemGroup Corp. Class A	3,261	271,543
Stone Energy Corp. (b)	4,303	134,942
Swift Energy Co. (a) (b)	3,375	32,400
Synergy Resources Corp. (b)	5,099	62,157
TransAtlantic Petroleum Ltd. (b)	1,644	14,780
Trecora Resources (b)	1,470	18,199
Triangle Petroleum Corp. (a) (b)	5,788	63,726
VAALCO Energy, Inc. (b)	3,890	33,065
Vantage Drilling Co. (a) (b)	16,010	20,333
Vertex Energy, Inc. (a) (b)	902	6,278
W&T Offshore, Inc.	2,685	29,535
Warren Resources, Inc. (b)	5,715	30,290
Western Refining, Inc.	4,071	170,941

		3,949,080

Oil & Gas Services — 1.3%
Basic Energy Services, Inc. (b)	2,431	52,728
C&J Energy Services, Inc. (b)	3,518	107,475
CARBO Ceramics, Inc. (a)	1,511	89,497
Dawson Geophysical Co.	596	10,835
Exterran Holdings, Inc.	4,479	198,465
Flotek Industries, Inc. (b)	4,118	107,356
Forum Energy Technologies, Inc. (b)	4,557	139,490
Geospace Technologies Corp. (b)	1,009	35,466
Glori Energy, Inc. (a) (b)	924	7,300
Gulf Island Fabrication, Inc.	1,056	18,163
Helix Energy Solutions Group, Inc. (b)	8,072	178,068
Hornbeck Offshore Services, Inc. (b)	2,772	90,728
Independence Contract Drilling, Inc. (b)	789	9,271
ION Geophysical Corp. (b)	10,017	27,947
Key Energy Services, Inc. (b)	10,047	48,627
Matrix Service Co. (b)	2,021	48,747
Mitcham Industries, Inc. (b)	1,042	11,514
Natural Gas Services Group, Inc. (b)	970	23,348

	Number of Shares	Value
Newpark Resources, Inc. (b)	6,492	$80,760
Pioneer Energy Services Corp. (b)	4,799	67,282
SEACOR Holdings, Inc. (b)	1,571	117,511
Tesco Corp.	2,653	52,662
TETRA Technologies, Inc. (b)	6,026	65,201
Thermon Group Holdings, Inc. (b)	2,439	59,560
Willbros Group, Inc. (b)	3,108	25,890

		1,673,891

		6,576,335

Financial — 22.5%
Banks — 7.0%
1st Source Corp.	1,167	33,236
1st United Bancorp, Inc.	2,163	18,429
American National Bankshares, Inc.	596	13,559
Ameris Bancorp	1,932	42,407
Ames National Corp. (a)	589	13,164
Arrow Financial Corp. (a)	867	21,736
BancFirst Corp.	554	34,658
Banco Latinoamericano de Comercio Exterior SA	2,260	69,337
Bancorp, Inc. (b)	2,635	22,635
BancorpSouth, Inc.	7,360	148,230
Bank Mutual Corp.	3,400	21,794
Bank of Kentucky Financial Corp.	469	21,682
Bank of Marin Bancorp	433	19,870
Bank of the Ozarks, Inc.	6,098	192,209
Banner Corp.	1,493	57,436
BBCN Bancorp, Inc.	6,083	88,751
Blue Hills Bancorp, Inc. (b)	2,179	28,588
BNC Bancorp	1,583	24,790
Boston Private Financial Holdings, Inc.	6,105	75,641
Bridge Bancorp, Inc.	849	20,079
Bridge Capital Holdings (b)	792	18,010
Bryn Mawr Bank Corp.	1,069	30,285
C1 Financial, Inc. (b)	249	4,514
Camden National Corp.	543	19,005
Capital Bank Financial Corp. Class A (b)	1,859	44,393
Capital City Bank Group, Inc.	747	10,114
Cardinal Financial Corp.	2,448	41,787
Cascade Bancorp (b)	2,326	11,746
Cass Information Systems, Inc.	885	36,639
Cathay General Bancorp	6,084	151,066
Centerstate Banks, Inc.	2,793	28,908
Central Pacific Financial Corp.	1,364	24,457
Century Bancorp, Inc. Class A	253	8,759
Chemical Financial Corp.	2,502	67,279
Citizens & Northern Corp.	899	17,081
City Holding Co. (a)	1,202	50,640
CNB Financial Corp.	1,077	16,909
CoBiz Financial, Inc.	2,794	31,237

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Columbia Banking System, Inc.	4,023	$99,811
Community Bank System, Inc.	3,105	104,297
Community Trust Bancorp, Inc.	1,201	40,390
CommunityOne Bancorp (b)	886	7,815
ConnectOne Bancorp, Inc.	1,754	33,414
CU Bancorp (b)	739	13,893
Customers Bancorp, Inc. (b)	1,970	35,381
CVB Financial Corp.	8,098	116,206
Eagle Bancorp, Inc. (b)	1,739	55,335
Enterprise Bancorp, Inc.	527	9,929
Enterprise Financial Services Corp.	1,560	26,083
F.N.B. Corp.	13,297	159,431
Fidelity Southern Corp.	1,340	18,358
Financial Institutions, Inc.	1,105	24,840
First BanCorp (b)	8,026	38,123
First Bancorp	1,565	25,071
First Bancorp, Inc.	714	11,902
First Busey Corp. Class A	5,668	31,571
First Business Financial Services, Inc.	280	12,292
First Citizens BancShares, Inc. Class A	580	125,645
First Commonwealth Financial Corp.	7,153	60,014
First Community Bancshares, Inc.	1,312	18,748
First Connecticut Bancorp, Inc.	1,177	17,066
First Financial Bancorp	4,401	69,668
First Financial Bankshares, Inc. (a)	4,903	136,254
First Financial Corp.	905	28,010
First Interstate Bancsystem, Inc.	1,402	37,251
First Merchants Corp.	2,760	55,780
First Midwest Bancorp, Inc.	5,759	92,662
First NBC Bank Holding Co. (b)	1,155	37,826
The First of Long Island Corp.	644	22,186
FirstMerit Corp.	12,665	222,904
Franklin Financial Corp. (b)	696	12,953
German American Bancorp Inc.	1,045	26,971
Glacier Bancorp, Inc.	5,701	147,428
Great Southern Bancorp, Inc.	819	24,848
Green Bancorp, Inc. (b)	359	6,157
Guaranty Bancorp	1,083	14,631
Hampton Roads Bankshares, Inc. (b)	2,626	4,018
Hancock Holding Co.	6,297	201,819
Hanmi Financial Corp.	2,439	49,170
Heartland Financial USA, Inc.	1,234	29,468
Heritage Commerce Corp.	1,518	12,463
Heritage Financial Corp.	2,330	36,907
Heritage Oaks Bancorp	1,584	11,088
Home Bancshares, Inc.	4,148	121,993
Horizon Bancorp	743	17,119
Hudson Valley Holding Corp.	1,074	19,493
IBERIABANK Corp.	2,402	150,149
Independent Bank Corp.	1,828	65,296
Independent Bank Corp.	1,835	21,873
Independent Bank Group, Inc.	709	33,642
International Bancshares Corp.	4,162	102,656

	Number of Shares	Value
Lakeland Bancorp, Inc.	2,978	$29,065
Lakeland Financial Corp.	1,262	47,325
Macatawa Bank Corp.	1,996	9,581
MainSource Financial Group, Inc.	1,616	27,876
MB Financial, Inc.	5,102	141,223
Mercantile Bank Corp.	1,335	25,432
Merchants Bancshares, Inc.	380	10,712
Metro Bancorp, Inc. (b)	1,111	26,942
MidSouth Bancorp, Inc.	595	11,127
MidWestOne Financial Group, Inc.	504	11,597
National Bankshares, Inc. (a)	506	14,047
National Penn Bancshares, Inc.	8,967	87,070
NBT Bancorp, Inc.	3,338	75,172
NewBridge Bancorp (b)	2,715	20,607
Northrim BanCorp, Inc.	486	12,845
Northwest Bancshares, Inc.	7,249	87,713
OFG Bancorp	3,438	51,501
Old Line Bancshares, Inc.	640	9,907
Old National Bancorp	8,784	113,928
OmniAmerican Bancorp, Inc.	926	24,067
Opus Bank (b)	423	12,956
Pacific Continental Corp.	1,319	16,949
Palmetto Bancshares, Inc.	347	4,907
Park National Corp. (a)	977	73,685
Park Sterling Corp.	3,541	23,477
Peapack Gladstone Financial Corp.	896	15,680
Penns Woods Bancorp, Inc.	353	14,914
Peoples Bancorp, Inc.	872	20,710
Peoples Financial Services Corp. (a)	594	27,318
Pinnacle Financial Partners, Inc.	2,721	98,228
Preferred Bank (b)	945	21,281
PrivateBancorp, Inc.	5,481	163,937
Prosperity Bancshares, Inc.	5,339	305,231
Renasant Corp.	2,409	65,163
Republic Bancorp, Inc. Class A	726	17,199
Republic First Bancorp, Inc. (b)	2,165	8,422
S&T Bancorp, Inc.	2,273	53,325
Sandy Spring Bancorp, Inc.	1,919	43,926
Seacoast Banking Corp. of Florida (b)	1,383	15,116
ServisFirst Bancshares, Inc.	144	4,147
Sierra Bancorp	892	14,950
Simmons First National Corp. Class A	1,245	47,957
South State Corp.	1,847	103,284
Southside Bancshares, Inc. (a)	1,441	47,913
Southwest Bancorp, Inc.	1,581	25,928
Square 1 Financial, Inc. Class A (b)	457	8,788
State Bank Financial Corp.	2,469	40,097
Stock Yards Bancorp, Inc.	1,141	34,344
Stonegate Bank (a)	805	20,729
Suffolk Bancorp	846	16,421
Sun Bancorp, Inc. /NJ (b)	609	11,029
Susquehanna Bancshares, Inc.	14,340	143,400
Talmer Bancorp, Inc.	1,445	19,984

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Capital Bancshares, Inc. (b)	3,294	$189,998
Tompkins Financial Corp.	1,136	50,075
TowneBank (a)	2,299	31,220
Trico Bancshares (a)	1,262	28,546
Tristate Capital Holdings, Inc. (b)	1,614	14,639
Trustco Bank Corp.	7,229	46,555
Trustmark Corp.	5,150	118,630
UMB Financial Corp.	2,888	157,540
Umpqua Holdings Corp.	12,757	210,108
Union Bankshares Corp.	3,547	81,936
United Bankshares, Inc.	5,284	163,434
United Community Banks, Inc.	3,828	63,009
Univest Corp. of Pennsylvania	1,193	22,369
Valley National Bancorp (a)	15,288	148,141
Walker & Dunlop, Inc. (b)	1,489	19,789
Washington Trust Bancorp, Inc.	1,133	37,378
Webster Financial Corp.	6,907	201,270
WesBanco, Inc.	2,013	61,578
West Bancorporation, Inc.	1,158	16,363
Westamerica Bancorp. (a)	2,007	93,366
Western Alliance Bancorp (b)	5,778	138,094
Wilshire Bancorp, Inc.	5,381	49,667
Wintrust Financial Corp.	3,551	158,623
Yadkin Financial Corp. (b)	1,610	29,238

		8,990,056

Diversified Financial — 2.5%
Altisource Asset Management Corp. (a) (b)	108	72,901
Altisource Portfolio Solutions SA (a) (b)	1,117	112,594
Altisource Residential Corp.	4,375	105,000
BGC Partners, Inc. Class A	13,317	98,945
Blackhawk Network Holdings, Inc. (a) (b)	4,028	130,507
Calamos Asset Management, Inc. Class A	1,394	15,710
CIFC Corp. (a)	439	3,973
Cohen & Steers, Inc. (a)	1,481	56,930
Consumer Portfolio Services, Inc. (b)	1,488	9,538
Cowen Group, Inc. Class A (b)	8,929	33,484
Credit Acceptance Corp. (b)	539	67,952
Diamond Hill Investment Group, Inc.	223	27,440
Ellie Mae, Inc. (b)	2,152	70,155
Encore Capital Group, Inc. (a) (b)	1,962	86,936
Evercore Partners, Inc. Class A	2,531	118,957
FBR & Co. (b)	612	16,842
Federal Agricultural Mortgage Corp. Class C	832	26,740
Financial Engines, Inc. (a)	3,939	134,773
First Financial Northwest	1,078	11,006
FXCM, Inc. (a)	3,485	55,237
Gain Capital Holdings, Inc.	1,642	10,460
GAMCO Investors, Inc. Class A	494	34,946

	Number of Shares	Value
GFI Group, Inc.	6,047	$32,714
Greenhill & Co., Inc. (a)	2,160	100,418
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,741	24,061
Higher One Holdings, Inc. (b)	2,415	5,965
INTL. FCStone, Inc. (b)	1,233	21,356
Investment Technology Group, Inc. (b)	2,750	43,340
Janus Capital Group, Inc. (a)	11,438	166,309
JG Wentworth Co. (b)	902	11,176
KCG Holdings, Inc. Class A (b)	3,452	34,969
Ladder Capital Corp. (b)	1,225	23,153
Ladenburg Thalmann Financial Services, Inc. (a) (b)	7,897	33,483
Manning & Napier, Inc.	1,024	17,193
MarketAxess Holdings, Inc.	2,887	178,590
Marlin Business Services Corp.	615	11,267
Moelis & Co. (a)	592	20,217
Nelnet, Inc. Class A	1,592	68,599
NewStar Financial, Inc. (b)	2,141	24,065
Nicholas Financial, Inc.	786	9,110
Oppenheimer Holdings, Inc. Class A	740	14,985
Outerwall, Inc. (a) (b)	1,560	87,516
PennyMac Financial Services, Inc. Class A (b)	1,001	14,665
Piper Jaffray Cos., Inc. (b)	1,239	64,725
Portfolio Recovery Associates, Inc. (b)	3,833	200,198
Pzena Investment Management, Inc. Class A	799	7,630
RCS Capital Corp.	689	15,516
Regional Management Corp. (b)	878	15,760
Silvercrest Asset Management Group, Inc.	395	5,380
Springleaf Holdings, Inc. (a) (b)	1,879	59,996
Stifel Financial Corp. (b)	5,006	234,731
Stonegate Mortgage Corp. (a) (b)	1,169	15,185
SWS Group, Inc. (a) (b)	2,143	14,765
Virtus Investment Partners, Inc.	541	93,972
WageWorks, Inc. (b)	2,688	122,385
Westwood Holdings Group, Inc.	570	32,313
WisdomTree Investments, Inc. (a) (b)	8,241	93,783
World Acceptance Corp. (a) (b)	612	41,310

		3,261,826

Insurance — 2.8%
Ambac Financial Group, Inc. (b)	3,444	76,112
American Equity Investment Life Holding Co.	5,695	130,302
AMERISAFE, Inc.	1,432	56,005
AmTrust Financial Services, Inc. (a)	2,300	91,586
Argo Group International Holdings Ltd.	2,004	100,821
Atlas Financial Holdings, Inc. (b)	814	11,266
Baldwin & Lyons, Inc. Class B	675	16,672
Citizens, Inc. (a) (b)	3,469	22,410

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CNO Financial Group, Inc.	16,685	$282,978
Crawford & Co. Class B	2,043	16,855
Donegal Group, Inc. Class A	569	8,740
eHealth, Inc. (b)	1,481	35,737
EMC Insurance Group, Inc.	356	10,281
Employers Holdings, Inc.	2,404	46,277
Enstar Group Ltd. (b)	655	89,290
Essent Group Ltd. (b)	3,192	68,341
FBL Financial Group, Inc. Class A	751	33,570
Federated National Holding Co.	1,057	29,691
Fidelity & Guaranty Life	822	17,550
First American Financial Corp.	8,181	221,869
Global Indemnity PLC (b)	615	15,516
Greenlight Capital Re Ltd. Class A (b)	2,173	70,427
Hallmark Financial Services, Inc. (b)	1,053	10,856
HCI Group, Inc.	709	25,517
Heritage Insurance Holdings, Inc. (b)	525	7,906
Horace Mann Educators Corp.	3,124	89,065
Independence Holding Co.	564	7,496
Infinity Property & Casualty Corp.	882	56,457
Kansas City Life Insurance Co.	284	12,595
Kemper Corp.	3,561	121,608
Maiden Holdings Ltd.	3,832	42,459
Meadowbrook Insurance Group, Inc.	3,990	23,341
MGIC Investment Corp. (b)	25,913	202,381
Montpelier Re Holdings Ltd.	2,995	93,115
National General Holdings Corp. (a)	2,723	45,991
National Interstate Corp.	526	14,675
National Western Life Insurance Co. Class A	172	42,486
The Navigators Group, Inc. (b)	805	49,507
NMI Holdings, Inc. (a) (b)	3,890	33,648
OneBeacon Insurance Group Ltd. Class A	1,776	27,368
The Phoenix Cos., Inc. (b)	444	24,891
Platinum Underwriters Holdings Ltd.	2,064	125,636
Primerica, Inc.	4,181	201,608
Radian Group, Inc.	14,621	208,495
RLI Corp.	3,295	142,641
Safety Insurance Group, Inc.	993	53,533
Selective Insurance Group, Inc.	4,311	95,446
State Auto Financial Corp. Class A	1,202	24,653
Stewart Information Services Corp.	1,642	48,193
Symetra Financial Corp.	5,777	134,777
Third Point Reinsurance Ltd. (b)	4,359	63,423
Trupanion, Inc. (b)	639	5,431
United Fire Group, Inc.	1,583	43,960
United Insurance Holdings Corp.	1,215	18,225
Universal Insurance Holdings, Inc.	2,429	31,407

		3,581,086

Investment Companies — 0.1%
Arlington Asset Investment Corp. (a)	1,705	43,324
Caesars Acquisition Co. Class A (b)	3,515	33,287

	Number of Shares	Value
Home Loan Servicing Solutions Ltd.	5,428	$115,019

		191,630

Real Estate — 0.7%
Alexander & Baldwin, Inc.	3,729	134,132
AV Homes, Inc. (b)	804	11,779
Consolidated-Tomoka Land Co.	351	17,224
Forestar Real Esate Group, Inc. (b)	2,657	47,082
Geo Group, Inc. The (United States)	5,557	212,388
HFF, Inc.	2,513	72,751
Hilltop Holdings Inc. (b)	5,195	104,160
Kennedy-Wilson Holdings, Inc.	5,488	131,492
Marcus & Millichap, Inc. (b)	574	17,369
RE/MAX Holdings, Inc. Class A	848	25,211
Terreno Realty Corp.	2,538	47,791
The St. Joe Co. (a) (b)	4,833	96,322

		917,701

Real Estate Investment Trusts (REITS) — 8.0%
Acadia Realty Trust	4,400	121,352
AG Mortgage Investment Trust, Inc.	2,181	38,822
Agree Realty Corp.	1,166	31,925
Alexander’s, Inc.	162	60,573
American Assets Trust, Inc.	2,745	90,503
American Capital Mortgage Investment Corp.	3,891	73,229
American Realty Capital Healthcare Trust, Inc.	12,969	135,915
American Residential Properties, Inc. (a) (b)	2,467	45,245
AmREIT, Inc. Class B	1,524	35,006
Anworth Mortgage Asset Corp.	9,786	46,875
Apollo Commercial Real Estate Finance, Inc.	3,524	55,362
Apollo Residential Mortgage, Inc.	2,466	38,050
Ares Commercial Real Estate Corp.	2,253	26,338
Armada Hoffler Properties, Inc.	1,915	17,388
ARMOUR Residential REIT, Inc.	27,297	105,094
Ashford Hospitality Prime, Inc.	1,971	30,018
Ashford Hospitality Trust	5,360	54,779
Associated Estates Realty Corp.	4,410	77,219
Aviv REIT, Inc.	1,510	39,789
Campus Crest Communities, Inc.	4,978	31,859
Capstead Mortgage Corp. (a)	7,298	89,328
CareTrust REIT, Inc. (b)	1,590	22,737
Catchmark Timber Trust, Inc. Class A	1,385	15,180
Cedar Realty Trust, Inc.	6,116	36,084
Chambers Street Properties	18,187	136,948
Chatham Lodging Trust	2,603	60,077
Chesapeake Lodging Trust	4,201	122,459
Colony Financial, Inc.	8,220	183,964
CorEnergy Infrastructure Trust, Inc. (a)	2,542	19,014
Coresite Realty Corp.	1,610	52,921
Cousins Properties, Inc.	16,845	201,298

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CubeSmart	11,050	$198,679
CYS Investments, Inc.	12,387	102,069
DCT Industrial Trust Inc.	25,176	189,072
DiamondRock Hospitality Co.	14,993	190,111
DuPont Fabros Technology, Inc.	4,883	132,036
Dynex Capital, Inc.	4,229	34,170
Eastgroup Properties	2,397	145,234
Education Realty Trust, Inc.	10,648	109,461
Empire State Realty Trust, Inc. Class A	7,021	105,455
EPR Properties	4,375	221,725
Equity One, Inc.	4,718	102,050
Excel Trust, Inc.	4,681	55,095
FelCor Lodging Trust, Inc.	9,506	88,976
First Industrial Realty Trust, Inc.	8,448	142,856
First Potomac Realty Trust	4,511	53,004
Franklin Street Properties Corp.	6,921	77,654
Getty Realty Corp.	1,994	33,898
Gladstone Commercial Corp.	1,336	22,699
Glimcher Realty Trust	11,094	150,213
Government Properties Income Trust	5,214	114,239
Gramercy Property Trust, Inc. (a)	9,006	51,875
Hatteras Financial Corp.	7,380	132,545
Healthcare Realty Trust, Inc.	7,363	174,356
Hersha Hospitality Trust	15,363	97,862
Highwoods Properties, Inc.	6,890	268,021
Hudson Pacific Properties, Inc.	4,202	103,621
Inland Real Estate Corp.	6,686	66,258
Invesco Mortgage Capital, Inc.	9,416	148,020
Investors Real Estate Trust	8,171	62,917
iStar Financial, Inc. (b)	6,488	87,588
Kite Realty Group Trust	2,510	60,842
LaSalle Hotel Properties	7,972	272,961
Lexington Realty Trust (a)	15,758	154,271
LTC Properties, Inc.	2,670	98,496
Mack-Cali Realty Corp.	6,790	129,757
Medical Properties Trust, Inc.	13,200	161,832
Monmouth Real Estate Investment Corp. Class A (a)	4,270	43,212
National Health Investors, Inc.	2,533	144,736
New Residential Investment Corp.	21,580	125,811
New York Mortgage Trust, Inc. (a)	6,904	49,916
New York REIT, Inc. (a)	12,413	127,606
One Liberty Properties, Inc.	893	18,065
Owens Realty Mortgage, Inc. (a)	772	11,001
Parkway Properties, Inc.	6,025	113,150
Pebblebrook Hotel Trust	5,186	193,645
Pennsylvania Real Estate Investment Trust	5,263	104,944
PennyMac Mortgage Investment Trust	5,661	121,315
Physicians Realty Trust	3,627	49,762
PS Business Parks, Inc.	1,495	113,829
QTS Realty Trust, Inc. (a)	947	28,741
RAIT Financial Trust (a)	6,294	46,764

	Number of Shares	Value
Ramco-Gershenson Properties Trust	5,912	$96,070
Redwood Trust, Inc.	6,355	105,366
Resource Capital Corp.	9,886	48,145
Retail Opportunity Investments Corp.	6,914	101,636
Rexford Industrial Realty, Inc.	3,514	48,634
RLJ Lodging Trust	10,029	285,526
Rouse Properties, Inc. (a)	2,844	45,988
Ryman Hospitality Properties, Inc. (a)	3,325	157,273
Sabra Health Care REIT, Inc.	3,623	88,111
Saul Centers, Inc.	753	35,195
Select, Inc. REIT	2,820	67,821
Silver Bay Realty Trust Corp.	2,949	47,803
Sovran Self Storage, Inc.	2,525	187,759
STAG Industrial, Inc.	3,735	77,352
Starwood Waypoint Residential Trust	2,994	77,874
Strategic Hotels & Resorts, Inc. (b)	18,938	220,628
Summit Hotel Properties, Inc.	6,559	70,706
Sun Communities, Inc.	3,675	185,588
Sunstone Hotel Investors, Inc.	15,740	217,527
Trade Street Residential, Inc. (a)	1,288	9,196
UMH Properties, Inc.	1,360	12,920
Universal Health Realty Income Trust	937	39,054
Urstadt Biddle Properties, Inc. Class A	1,926	39,098
Walter Investment Management Corp. (a) (b)	2,881	63,238
Washington Real Estate Investment Trust	5,099	129,413
Western Asset Mortgage Capital Corp. (a)	3,185	47,074
Whitestone REIT	1,747	24,353

		10,257,114

Savings & Loans — 1.4%
Astoria Financial Corp.	6,609	81,885
Banc of California, Inc. (a)	2,174	25,284
BankFinancial Corp.	1,336	13,868
BBX Capital Corp. (b)	606	10,563
Beneficial Mutual Bancorp, Inc. (b)	2,297	29,356
Berkshire Hills Bancorp, Inc.	1,918	45,054
BofI Holding, Inc. (b)	1,087	79,036
Brookline Bancorp, Inc.	5,380	45,999
Capitol Federal Financial, Inc.	10,900	128,838
Charter Financial Corp.	1,479	15,825
Clifton Bancorp, Inc.	2,093	26,351
Dime Community Bancshares, Inc.	2,523	36,331
ESB Financial Corp.	962	11,236
EverBank Financial Corp.	6,976	123,196
First Defiance Financial Corp.	709	19,150
Flagstar Bancorp, Inc. (b)	1,593	26,810
Flushing Financial Corp.	2,316	42,313
Fox Chase Bancorp, Inc.	900	14,679
HomeStreet, Inc.	1,198	20,474
HomeTrust Bancshares, Inc. (b)	1,649	24,092

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investors Bancorp, Inc.	27,386	$277,420
Kearny Financial Corp. (b)	1,008	13,437
Meridian Bancorp, Inc. (b)	1,488	15,713
Meta Financial Group, Inc.	496	17,489
Northfield Bancorp, Inc.	4,078	55,542
OceanFirst Financial Corp.	984	15,655
Oritani Financial Corp.	3,481	49,047
Pacific Premier Bancorp, Inc. (b)	1,385	19,459
Provident Financial Services, Inc.	4,608	75,433
Sterling Bancorp/DE	6,385	81,664
Territorial Bancorp, Inc.	715	14,507
United Community Financial Corp.	3,693	17,283
United Financial Bancorp, Inc.	4,035	51,204
ViewPoint Financial Group	3,058	73,209
Washington Federal, Inc.	7,757	157,933
Waterstone Financial, Inc.	2,687	31,035
WSFS Financial Corp.	678	48,552

		1,834,922

		29,034,335

Industrial — 13.3%
Aerospace & Defense — 1.5%
AAR Corp.	3,025	73,054
Aerovironment, Inc. (b)	1,458	43,842
Astronics Corp. (b)	1,201	57,264
Astronics Corp. (b)	240	11,400
Cubic Corp.	1,575	73,710
Curtiss-Wright Corp.	3,687	243,047
Ducommun, Inc. (b)	860	23,573
Erickson Air-Crane, Inc. (a) (b)	465	6,040
Esterline Technologies Corp. (b)	2,433	270,720
GenCorp, Inc. (a) (b)	4,549	72,647
HEICO Corp.	5,090	237,703
Kaman Corp.	2,095	82,333
Kratos Defense & Security Solutions, Inc. (b)	3,544	23,249
LMI Aerospace, Inc. (a) (b)	791	10,125
M/A-COM Technology Solutions Holdings, Inc. (b)	875	19,110
Moog, Inc. Class A (b)	3,405	232,902
Orbital Sciences Corp. (b)	4,639	128,964
SIFCO Industries, Inc.	194	5,839
Teledyne Technologies, Inc. (b)	2,865	269,339

		1,884,861

Building Materials — 1.0%
AAON, Inc.	3,218	54,738
Apogee Enterprises, Inc.	2,211	87,998
Aspen Aerogels, Inc. (a) (b)	548	5,524
Boise Cascade Co. (b)	3,012	90,782
Builders FirstSource, Inc. (b)	3,328	18,138
Comfort Systems USA, Inc.	2,889	39,146
Continental Building Products, Inc. (b)	835	12,191

	Number of Shares	Value
Drew Industries, Inc.	1,808	$76,279
Gibraltar Industries, Inc. (b)	2,385	32,651
Louisiana-Pacific Corp. (b)	10,804	146,826
LSI Industries, Inc.	1,629	9,888
Masonite International Corp. (b)	2,241	124,107
NCI Building Systems, Inc. (b)	2,160	41,904
Nortek, Inc. (b)	691	51,479
Patrick Industries, Inc. (b)	644	27,280
PGT, Inc. (b)	3,660	34,111
Ply Gem Holdings, Inc. (a) (b)	1,535	16,639
Quanex Building Products Corp.	2,855	51,647
Simpson Manufacturing Co., Inc.	3,144	91,648
Stock Building Supply Holdings, Inc. (b)	1,065	16,731
Trex Co., Inc. (b)	2,568	88,776
Universal Forest Products, Inc.	1,524	65,090
US Concrete, Inc. (b)	1,116	29,172

		1,212,745

Electrical Components & Equipment — 1.0%
Advanced Energy Industries, Inc. (b)	3,149	59,170
Belden, Inc.	3,339	213,763
Capstone Turbine Corp. (a) (b)	25,419	27,198
Encore Wire Corp.	1,589	58,936
EnerSys	3,594	210,752
Generac Holdings, Inc. (a) (b)	5,271	213,686
General Cable Corp.	3,724	56,158
GrafTech International Ltd. (b)	8,999	41,216
Graham Corp.	799	22,971
Greatbatch, Inc. (b)	1,897	80,831
Insteel Industries, Inc.	1,334	27,427
Littelfuse, Inc.	1,723	146,765
Powell Industries, Inc.	718	29,338
PowerSecure International Inc. (a) (b)	1,792	17,168
Revolution Lighting Technologies, Inc. (a) (b)	2,593	4,356
TCP International Holdings Ltd. (b)	547	4,168
Universal Display Corp. (a) (b)	3,105	101,347
Vicor Corp. (b)	1,225	11,515

		1,326,765

Electronics — 2.1%
American Science & Engineering, Inc.	609	33,726
Analogic Corp.	950	60,762
Applied Optoelectronics, Inc. (b)	1,185	19,078
Badger Meter, Inc.	1,106	55,798
Bel Fuse, Inc. Class B	735	18,184
Benchmark Electronics, Inc. (b)	4,132	91,772
Brady Corp. Class A	3,677	82,512
Checkpoint Systems, Inc. (b)	3,191	39,026
Coherent, Inc. (b)	1,910	117,217
Control4 Corp. (a) (b)	824	10,654
CTS Corp.	2,591	41,171
CUI Global, Inc. (a) (b)	1,456	10,541

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Daktronics, Inc.	2,941	$36,145
Electro Scientific Industries, Inc.	2,008	13,634
Fabrinet (b)	2,690	39,274
Faro Technologies, Inc. (b)	1,319	66,939
FEI Co.	3,237	244,135
Fluidigm Corp. (b)	2,147	52,601
II-VI, Inc. (b)	4,027	47,398
Imprivata, Inc. (b)	455	7,062
InvenSense, Inc. (a) (b)	5,442	107,371
Itron, Inc. (b)	3,011	118,362
Kemet Corp. (b)	3,653	15,050
Measurement Specialties, Inc. (b)	1,222	104,615
Mesa Laboratories, Inc.	201	11,614
Methode Electronics, Inc.	2,904	107,070
Multi-Fineline Electronix, Inc. (b)	670	6,264
Newport Corp. (b)	3,047	53,993
NVE Corp. (b)	385	24,848
OSI Systems, Inc. (b)	1,525	96,807
Park Electrochemical Corp.	1,602	37,727
Plexus Corp. (b)	2,597	95,907
Rofin-Sinar Technologies, Inc. (b)	2,145	49,464
Rogers Corp. (b)	1,388	76,007
Sanmina Corp. (b)	6,303	131,481
Sparton Corp. (b)	802	19,769
Stoneridge, Inc. (b)	2,240	25,245
Taser International, Inc. (b)	4,122	63,644
TTM Technologies, Inc. (b)	4,228	28,793
Turtle Beach Corp. (a) (b)	536	4,100
Viasystems Group, Inc. (b)	398	6,249
Vishay Precision Group, Inc. (b)	1,039	15,523
Watts Water Technologies, Inc. Class A	2,181	127,043
Woodward, Inc.	5,077	241,767

		2,656,342

Engineering & Construction — 0.6%
Aegion Corp. (b)	2,897	64,458
Argan, Inc.	971	32,412
Dycom Industries, Inc. (b)	2,593	79,631
EMCOR Group, Inc.	5,137	205,275
Engility Holdings, Inc. (b)	1,342	41,830
Granite Construction, Inc.	2,974	94,603
Layne Christensen Co. (b)	1,598	15,517
McDermott International, Inc. (a) (b)	18,176	103,967
Mistras Group, Inc. (b)	1,287	26,255
MYR Group, Inc. (b)	1,638	39,443
Orion Marine Group, Inc. (b)	2,178	21,736
Sterling Construction Co., Inc. (b)	1,329	10,193
Tutor Perini Corp. (b)	2,850	75,240
VSE Corp.	303	14,853

		825,413

Environmental Controls — 0.6%
Advanced Emissions Solutions, Inc. (b)	1,676	35,649

	Number of Shares	Value
Calgon Carbon Corp. (b)	4,074	$78,954
Casella Waste Systems, Inc. Class A (b)	2,780	10,703
Ceco Environmental Corp. (a)	1,683	22,552
Darling International, Inc. (b)	12,599	230,814
Energy Recovery, Inc. (a) (b)	2,750	9,735
Heritage-Crystal Clean, Inc. (b)	648	9,629
MSA Safety, Inc.	2,263	111,792
Nuverra Environmental Solutions, Inc. (a) (b)	1,213	17,892
Quest Resource Holding Corp. (a) (b)	974	1,675
Rentech, Inc. (b)	17,517	29,954
Tetra Technologies, Inc.	4,973	124,226
US Ecology, Inc.	1,650	77,154

		760,729

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	3,651	126,836

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	1,445	52,699
Hyster-Yale Materials Handling, Inc.	787	56,365

		109,064

Machinery – Diversified — 1.1%
Alamo Group, Inc.	562	23,042
Albany International Corp. Class A	2,150	73,186
Altra Industrial Motion Corp.	2,071	60,390
Applied Industrial Technologies, Inc.	3,193	145,761
Briggs & Stratton Corp.	3,568	64,295
Chart Industries, Inc. (a) (b)	2,334	142,677
Cognex Corp. (b)	6,652	267,876
Columbus McKinnon Corp.	1,532	33,689
DXP Enterprises, Inc. (b)	991	73,017
The ExOne Co. (a) (b)	787	16,440
Global Power Equipment Group, Inc.	1,368	20,383
Gorman-Rupp Co.	1,446	43,438
Hurco Cos., Inc.	469	17,663
Intevac, Inc. (b)	1,708	11,392
iRobot Corp. (a) (b)	2,256	68,695
Kadant, Inc.	869	33,934
Lindsay Corp. (a)	984	73,554
Manitex International, Inc. (b)	1,012	11,426
NACCO Industries, Inc. Class A	352	17,505
Power Solutions International, Inc. (b)	328	22,632
Proto Labs, Inc. (a) (b)	1,733	119,577
Tennant Co.	1,410	94,597
Twin Disc, Inc.	604	16,284

		1,451,453

Manufacturing — 1.7%
Actuant Corp. Class A	5,430	165,724
American Railcar Industries, Inc. (a)	723	53,444
ARC Group Worldwide, Inc. (a) (b)	235	3,671
AZZ, Inc.	1,958	81,786
Barnes Group, Inc.	4,151	125,983

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Blount International, Inc. (b)	3,780	$57,191
The Brink’s Co.	3,707	89,116
Chase Corp.	492	15,311
CLARCOR, Inc.	3,858	243,363
EnPro Industries, Inc. (b)	1,740	105,322
ESCO Technologies, Inc.	2,027	70,499
Federal Signal Corp.	4,808	63,658
FreightCar America, Inc.	944	31,435
GP Strategies Corp. (b)	1,160	33,315
Griffon Corp.	3,089	35,184
Handy & Harman Ltd. (b)	343	9,007
Harsco Corp.	6,185	132,421
John Bean Technologies Corp.	2,230	62,730
Koppers Holdings, Inc.	1,565	51,895
LSB Industries, Inc. (b)	1,477	52,744
Lydall, Inc. (b)	1,319	35,626
Matthews International Corp. Class A	2,273	99,762
Myers Industries, Inc.	2,122	37,432
NL Industries, Inc.	520	3,827
Park-Ohio Holdings Corp.	674	32,258
Polypore International, Inc. (a) (b)	3,452	134,317
Raven Industries, Inc.	2,791	68,101
Smith & Wesson Holding Corp. (a) (b)	4,208	39,724
Standex International Corp.	978	72,509
Sturm, Ruger & Co., Inc. (a)	1,486	72,353
Tredegar Corp.	1,910	35,163
Trimas Corp. (b)	3,464	84,279
Trinseo SA (b)	880	13,842

		2,212,992

Metal Fabricate & Hardware — 0.9%
A.M. Castle & Co. (a) (b)	1,349	11,521
Advanced Drainage Systems, Inc. (b)	1,167	24,449
Ampco-Pittsburgh Corp.	623	12,460
Circor International, Inc.	1,353	91,098
Commercial Metals Co.	9,023	154,023
Dynamic Materials Corp.	1,123	21,393
Global Brass & Copper Holdings, Inc.	1,696	24,880
Haynes International, Inc.	953	43,829
L.B. Foster Co. Class A	795	36,522
Mueller Industries, Inc.	4,336	123,749
Mueller Water Products, Inc. Class A	12,203	101,041
NN, Inc.	1,368	36,553
Northwest Pipe Co. (b)	751	25,609
Omega Flex, Inc.	198	3,853
RBC Bearings, Inc.	1,782	101,039
Rexnord Corp. (b)	5,752	163,644
Sun Hydraulics Corp.	1,703	64,016
Worthington Industries, Inc.	3,946	146,870

		1,186,549

Packaging & Containers — 0.4%
AEP Industries, Inc. (b)	339	12,838
Berry Plastics Group, Inc. (b)	6,868	173,348

	Number of Shares	Value
Graphic Packaging Holding Co. (b)	25,001	$310,763
UFP Technologies, Inc. (b)	505	11,100

		508,049

Transportation — 1.9%
Air Transport Services Group, Inc. (b)	4,054	29,513
ArcBest Corp.	1,986	74,078
Ardmore Shipping Corp. (a)	1,464	15,958
Atlas Air Worldwide Holdings, Inc. (b)	1,931	63,762
Baltic Trading Ltd. (a)	3,595	14,883
Bristow Group, Inc.	2,721	182,851
CAI International, Inc. (b)	1,367	26,451
Celadon Group, Inc.	1,622	31,548
CHC Group Ltd. (b)	2,444	13,686
DHT Holdings, Inc.	7,082	43,625
Dorian LPG Ltd. (b)	516	9,195
Echo Global Logistics, Inc. (b)	1,807	42,555
Era Group, Inc. (b)	1,556	33,843
Forward Air Corp.	2,384	106,875
Frontline Ltd. (a) (b)	4,734	5,965
GasLog Ltd.	3,225	70,982
GulfMark Offshore, Inc. Class A	2,058	64,518
Heartland Express, Inc.	4,155	99,554
Hub Group, Inc. Class A (b)	2,815	114,092
International Shipholding Corp.	417	7,460
Knight Transportation, Inc.	4,564	125,008
Knightsbridge Tankers Ltd.	2,643	23,390
Marten Transport Ltd.	1,839	32,753
Matson, Inc.	3,288	82,299
Navios Maritime Acq Corp.	6,005	16,273
Navios Maritime Holdings, Inc.	6,067	36,402
Nordic American Offshore Ltd. (b)	1,397	24,615
Nordic American Tanker Shipping Ltd. (a)	6,821	54,227
PAM Transportation Services, Inc. (b)	247	8,954
Patriot Transportation Holding, Inc. (b)	487	16,519
PHI, Inc. (b)	966	39,751
Quality Distribution, Inc. (b)	2,140	27,349
Roadrunner Transportation Systems, Inc. (b)	2,133	48,611
Safe Bulkers, Inc.	3,127	20,826
Saia, Inc. (b)	1,886	93,470
Scorpio Bulkers, Inc. (b)	10,311	60,010
Scorpio Tankers, Inc.	13,181	109,534
Ship Finance International Ltd. (a)	4,513	76,360
Swift Transportation Co. (b)	6,503	136,433
Teekay Tankers Ltd. Class A (a)	5,028	18,754
Ultrapetrol Bahamas Ltd. (b)	1,663	5,189
Universal Truckload Services, Inc.	547	13,265
USA Truck, Inc. (a) (b)	479	8,397
UTI Worldwide, Inc. (b)	7,007	74,484
Werner Enterprises, Inc.	3,413	86,008
XPO Logistics, Inc. (a) (b)	4,021	151,471

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
YRC Worldwide, Inc. (b)	2,393	$48,626

		2,490,372

Trucking & Leasing — 0.3%
Aircastle Ltd.	4,936	80,753
General Finance Corp. (a) (b)	845	7,495
TAL International Group, Inc.	2,598	107,167
Textainer Group Holdings Ltd. (a)	1,653	51,441
The Greenbrier Cos., Inc. (a)	2,112	154,979

		401,835

		17,154,005

Technology — 10.0%
Computers — 2.0%
A10 Networks, Inc. (a) (b)	901	8,208
Agilysys, Inc. (b)	1,059	12,422
CACI International, Inc. Class A (b)	1,792	127,716
Carbonite, Inc. (b)	1,276	13,066
Ciber, Inc. (b)	6,216	21,321
Computer Task Group, Inc.	1,125	12,487
Cray, Inc. (b)	3,118	81,816
Datalink Corp. (b)	1,599	16,997
Digimarc Corp.	476	9,858
Dot Hill Systems Corp. (b)	4,383	16,568
Electronics for Imaging, Inc. (b)	3,568	157,599
FleetMatics Group PLC (a) (b)	2,860	87,230
Furmanite Corp. (b)	2,954	19,969
iGATE Corp. (b)	2,818	103,477
Immersion Corp. (b)	2,255	19,348
j2 Global, Inc. (a)	3,642	179,769
The KEYW Holding Corp. (a) (b)	2,567	28,417
LivePerson, Inc. (b)	4,151	52,261
LogMeIn, Inc. (b)	1,859	85,644
Luxoft Holding, Inc. (b)	630	23,436
Manhattan Associates, Inc. (b)	5,808	194,103
Maxwell Technologies, Inc. (b)	2,186	19,062
Mentor Graphics Corp.	7,426	152,196
Mercury Computer Systems, Inc. (b)	2,613	28,769
MTS Systems Corp.	1,158	79,045
Netscout Systems, Inc. (b)	2,792	127,874
Nimble Storage, Inc. (a) (b)	675	17,530
Quantum Corp. (b)	16,040	18,606
RealD, Inc. (a) (b)	3,154	29,553
Silicon Graphics International Corp. (b)	2,717	25,078
Silver Spring Networks, Inc. (a) (b)	2,759	26,624
Spansion, Inc. Class A (b)	4,624	105,381
Super Micro Computer, Inc. (b)	2,644	77,786
Sykes Enterprises, Inc. (b)	3,021	60,360
Synaptics, Inc. (b)	2,759	201,959
Syntel, Inc. (b)	1,188	104,473
Unisys Corp. (b)	3,906	91,439
Varonis Systems, Inc. (a) (b)	389	8,208
Violin Memory, Inc. (a) (b)	6,396	31,149

	Number of Shares	Value
Virtusa Corp. (b)	1,991	$70,800

		2,547,604

Office Equipment/Supplies — 0.0%
Arc Document Solutions, Inc. (b)	3,284	26,600
Eastman Kodak Co. (a) (b)	1,381	30,341

		56,941

Semiconductors — 3.2%
Alpha & Omega Semiconductor Ltd. (b)	1,763	16,572
Ambarella, Inc. (a) (b)	2,206	96,336
Amkor Technology, Inc. (b)	6,544	55,035
Applied Micro Circuits Corp. (b)	5,976	41,832
Axcelis Technologies, Inc. (b)	8,013	15,946
Brooks Automation, Inc.	5,119	53,801
Cabot Microelectronics Corp. (b)	1,847	76,558
Cascade Microtech, Inc. (b)	902	9,137
Cavium, Inc. (b)	4,046	201,208
Ceva, Inc. (b)	1,666	22,391
Cirrus Logic, Inc. (b)	4,753	99,100
Cohu, Inc.	1,968	23,557
Cypress Semiconductor Corp. (a)	12,067	119,162
Diodes, Inc. (b)	2,796	66,880
DSP Group, Inc. (b)	1,620	14,369
Emulex Corp. (b)	5,433	26,839
Entegris, Inc. (b)	10,669	122,694
Entropic Communications, Inc. (b)	6,463	17,192
Exar Corp. (b)	3,114	27,870
Fairchild Semiconductor International, Inc. (b)	9,565	148,544
Formfactor, Inc. (b)	4,350	31,190
GSI Group, Inc. (b)	2,392	27,484
GT Advanced Technologies, Inc. (a) (b)	10,446	113,130
Inphi Corp. (b)	2,428	34,915
Integrated Device Technology, Inc. (b)	10,233	163,216
Integrated Silicon Solution, Inc.	2,346	32,234
International Rectifier Corp. (b)	5,469	214,604
Intersil Corp. Class A	9,869	140,238
IXYS Corp.	1,787	18,764
Kopin Corp. (b)	4,905	16,677
Lattice Semiconductor Corp. (b)	9,016	67,620
MaxLinear, Inc. Class A (b)	2,033	13,987
Micrel, Inc.	3,448	41,479
Microsemi Corp. (b)	7,281	185,010
MKS Instruments, Inc.	4,095	136,691
Monolithic Power Systems, Inc.	2,953	130,080
Nanometrics, Inc. (b)	1,869	28,222
OmniVision Technologies, Inc. (b)	4,293	113,593
Peregrine Semiconductor Corp. (b)	2,090	25,853
Pericom Semiconductor Corp. (b)	1,628	15,857
Photronics, Inc. (b)	4,760	38,318
PMC-Sierra, Inc. (b)	13,281	99,076

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Power Integrations, Inc.	2,330	$125,610
QLogic Corp. (b)	6,686	61,244
QuickLogic Corp. (a) (b)	4,029	12,047
Rambus, Inc. (b)	8,720	108,826
Rubicon Technology, Inc. (a) (b)	1,893	8,045
Rudolph Technologies, Inc. (b)	2,644	23,928
Semtech Corp. (b)	5,154	139,931
Silicon Image, Inc. (b)	6,141	30,951
Silicon Laboratories, Inc. (b)	3,327	135,209
Tessera Technologies, Inc.	4,090	108,712
TriQuint Semiconductor, Inc. (b)	13,120	250,198
Ultra Clean Holdings, Inc. (b)	2,358	21,104
Ultratech, Inc. (b)	2,147	48,844
Veeco Instruments, Inc. (b)	3,066	107,157
Vitesse Semiconductor Corp. (b)	4,247	15,289
Xcerra Corp. (b)	3,749	36,703

		4,177,059

Software — 4.8%
2U, Inc. (a) (b)	844	13,158
ACI Worldwide, Inc. (b)	8,716	163,512
Actua Corp. Common Stock Usd.001 (b)	3,152	50,495
Actuate Corp. (b)	3,721	14,512
Acxiom Corp. (b)	5,895	97,562
Advent Software, Inc.	3,943	124,441
Amber Road, Inc. (b)	621	10,768
American Software, Inc./Georgia Class A	1,796	15,841
Aspen Technology, Inc. (b)	7,054	266,077
Audience, Inc. (a) (b)	990	7,326
AVG Technologies NV (b)	2,671	44,285
Benefitfocus, Inc. (a) (b)	367	9,887
Blackbaud, Inc.	3,536	138,929
Bottomline Technologies, Inc. (b)	3,020	83,322
BroadSoft, Inc. (b)	2,189	46,057
Callidus Software, Inc. (b)	3,536	42,503
Castlight Health, Inc. (a) (b)	926	11,982
CommVault Systems, Inc. (b)	3,613	182,095
Computer Programs & Systems, Inc.	853	49,039
Compuware Corp.	16,844	178,715
Cornerstone OnDemand, Inc. (b)	4,072	140,118
CSG Systems International, Inc.	2,603	68,407
Cvent, Inc. (a) (b)	1,387	35,188
Demandware, Inc. (b)	2,301	117,167
Digi International, Inc. (b)	1,899	14,243
E2open, Inc. (a) (b)	1,818	16,926
Ebix, Inc. (a)	2,388	33,862
Envestnet, Inc. (b)	2,609	117,405
EPAM Systems, Inc. (b)	2,726	119,372
EPIQ Systems, Inc.	2,411	42,337
Everyday Health, Inc. (a) (b)	527	7,362
Fair Isaac Corp.	2,461	135,601

	Number of Shares	Value
Five9, Inc. (a) (b)	934	$6,108
Globant SA (b)	515	7,246
Glu Mobile, Inc. (a) (b)	6,941	35,885
Guidance Software, Inc. (a) (b)	1,269	8,540
Guidewire Software, Inc. (b)	5,203	230,701
Imperva, Inc. (b)	1,693	48,640
inContact, Inc. (b)	4,658	40,501
Infoblox, Inc. (b)	4,125	60,844
InnerWorkings, Inc. (b)	2,792	22,587
Interactive Intelligence Group, Inc. (b)	1,284	53,671
Jive Software, Inc. (b)	3,365	19,618
Kofax Ltd. (b)	5,684	43,994
ManTech International Corp. Class A	1,835	49,453
MedAssets, Inc. (b)	4,667	96,700
Medidata Solutions, Inc. (b)	4,142	183,449
MicroStrategy, Inc. Class A (b)	695	90,934
MobileIron, Inc. (b)	944	10,516
Model N, Inc. (b)	1,386	13,666
Monotype Imaging Holdings, Inc.	3,027	85,725
Omnicell, Inc. (b)	2,800	76,524
Park City Group, Inc. (b)	731	7,208
Paycom Software, Inc. (a) (b)	500	8,280
PDF Solutions, Inc. (b)	2,341	29,520
Pegasystems, Inc.	2,715	51,884
Progress Software Corp. (b)	3,938	94,158
Proofpoint, Inc. (b)	2,833	105,218
PROS Holdings, Inc. (b)	1,802	45,410
QAD, Inc.	464	8,640
QLIK Technologies, Inc. (b)	6,864	185,603
Quality Systems, Inc.	3,808	52,436
Qualys, Inc. (b)	1,544	41,070
Rally Software Development Corp. (a) (b)	1,810	21,738
RealPage, Inc. (b)	3,969	61,520
Rocket Fuel, Inc. (a) (b)	1,459	23,052
Rosetta Stone, Inc. (b)	1,526	12,284
Sapiens International Corp. NV (b)	1,755	12,987
Science Applications International Corp.	3,219	142,376
SciQuest, Inc. (b)	2,131	32,050
Seachange International, Inc. (b)	2,609	18,159
SS&C Technologies Holdings, Inc (b)	5,220	229,106
Synchronoss Technologies, Inc. (b)	2,702	123,698
SYNNEX Corp. (b)	2,183	141,087
Take-Two Interactive Software, Inc. (b)	6,388	147,371
Tangoe, Inc./CT (b)	2,970	40,244
TiVo, Inc. (b)	8,789	112,455
Tyler Technologies, Inc. (b)	2,528	223,475
The Ultimate Software Group, Inc. (b)	2,171	307,218

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Verint Systems, Inc. (b)	4,581	$254,749

		6,116,792

		12,898,396

Utilities — 3.1%
Electric — 1.8%
Abengoa Yield plc (b)	2,188	77,849
Allete, Inc.	3,245	144,046
Ameresco, Inc. Class A (b)	1,514	10,371
Atlantic Power Corp. (a)	9,346	22,243
Avista Corp.	4,613	140,835
Black Hills Corp.	3,423	163,893
Cleco Corp.	4,622	222,549
Dynegy, Inc. (b)	7,684	221,760
El Paso Electric Co.	3,092	113,013
The Empire District Electric Co. (a)	3,301	79,719
EnerNOC, Inc. (b)	2,082	35,311
IDACORP, Inc.	3,854	206,613
MGE Energy, Inc.	2,657	99,000
NorthWestern Corp.	3,003	136,216
NRG Yield, Inc. Class A	1,822	85,725
Ormat Technologies, Inc. (a)	1,376	36,147
Otter Tail Corp.	2,798	74,623
Pike Corp. (b)	2,168	25,778
Portland General Electric Co.	5,983	192,174
Spark Energy, Inc. Class A (b)	230	3,995
UIL Holdings Corp.	4,334	153,424
Unitil Corp.	1,082	33,639

		2,278,923

Gas — 1.1%
Chesapeake Utilities Corp.	1,119	46,617
The Laclede Group, Inc.	3,293	152,795
New Jersey Resources Corp.	3,231	163,198
Northwest Natural Gas Co.	2,080	87,880
ONE Gas, Inc.	3,979	136,281
Piedmont Natural Gas Co., Inc. (a)	5,969	200,141
PNM Resources, Inc.	6,107	152,125
South Jersey Industries, Inc.	2,525	134,734
Southwest Gas Corp.	3,565	173,188
WGL Holdings, Inc.	3,974	167,385

		1,414,344

Water — 0.2%
American States Water Co.	2,978	90,591
Artesian Resources Corp. Class A	554	11,158
California Water Service Group	3,674	82,444
Connecticut Water Service, Inc.	802	26,065
Middlesex Water Co.	1,178	23,089
Pico Holdings, Inc. (b)	1,754	34,992
SJW Corp.	1,229	33,023

	Number of Shares	Value
York Water Co.	1,036	$20,720

		322,082

		4,015,349

TOTAL COMMON STOCK (Cost $116,414,549)		123,688,943

TOTAL EQUITIES (Cost $116,414,549)		123,688,943

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Agriculture — 0.0%
Magnum Hunter Resources Corp., Expires 4/15/16 Strike 8.50 (a) (b) (c)	1,428	-
Tejon Ranch Co., Expires 8/31/16 Strike 40.00 (b)	169	340

		340

TOTAL WARRANTS (Cost $863)		340

MUTUAL FUNDS — 13.6%
Diversified Financial — 13.6%
State Street Navigator Securities Lending Prime Portfolio (d)	17,458,469	17,458,469

TOTAL MUTUAL FUNDS (Cost $17,458,469)		17,458,469

TOTAL LONG-TERM INVESTMENTS (Cost $133,873,881)		141,147,752

	Principal Amount
SHORT-TERM INVESTMENTS — 4.0%
Repurchase Agreement — 3.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (e)	$4,823,072	4,823,072

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	236	236

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bills — 0.3%
U.S. Treasury Bill (f) 0.000% 10/02/14	$435,000	$435,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,258,308)		5,258,308

TOTAL INVESTMENTS — 113.6% (Cost $139,132,189) (g)		146,406,060

Other Assets/(Liabilities) — (13.6)%		(17,531,587)

NET ASSETS — 100.0%		$128,874,473

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $16,914,023 or 13.12% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2014, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $4,823,074. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 9/15/40, and an aggregate market value, including accrued interest, of $4,922,596.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.7%

COMMON STOCK — 94.4%
Basic Materials — 2.0%
Chemicals — 1.1%
Celanese Corp. Series A	131,000	$7,666,119
Cytec Industries, Inc.	80,800	3,821,032
FMC Corp.	25,957	1,484,481
RPM International, Inc.	95,000	4,349,100
The Sherwin-Williams Co.	21,660	4,743,323

		22,064,055

Mining — 0.9%
Agnico-Eagle Mines Ltd.	115,000	3,338,450
Franco-Nevada Corp. (a)	269,000	13,203,206

		16,541,656

		38,605,711

Communications — 7.3%
Advertising — 0.2%
Aimia, Inc.	197,000	2,988,553

Internet — 3.2%
Akamai Technologies, Inc. (b)	186,500	11,152,700
Cogent Communications Group, Inc.	105,300	3,539,133
Coupons.com, Inc. (b)	220,000	2,631,200
Dropbox, Inc. (c)	32,717	624,895
LinkedIn Corp. Class A (b)	20,000	4,155,800
Netflix, Inc. (b)	18,700	8,437,066
Rackspace Hosting, Inc. (b)	164,000	5,338,200
TripAdvisor, Inc. (b)	33,000	3,016,860
VeriSign, Inc. (b)	328,000	18,079,360
Yelp, Inc. (b)	27,600	1,883,700
Zynga, Inc. (b)	356,600	962,820

		59,821,734

Media — 1.3%
Charter Communications, Inc. Class A (b)	49,000	7,417,130
Discovery Communications, Inc. Series A (b)	46,500	1,757,700
FactSet Research Systems, Inc. (a)	131,000	15,920,430

		25,095,260

Telecommunications — 2.6%
DigitalGlobe, Inc. (b)	362,000	10,317,000
JDS Uniphase Corp. (b)	920,000	11,776,000
Mastec, Inc. (b)	157,300	4,816,526
Motorola Solutions, Inc.	315,000	19,933,200
T-Mobile US, Inc. (b)	106,300	3,068,881

		49,911,607

		137,817,154

	Number of Shares	Value
Consumer, Cyclical — 14.2%
Airlines — 0.6%
American Airlines Group, Inc.	172,200	$6,109,656
Spirit Airlines, Inc. (b)	86,900	6,008,266

		12,117,922

Apparel — 0.6%
VF Corp.	81,116	5,356,089
Wolverine World Wide, Inc. (a)	230,000	5,763,800

		11,119,889

Auto Manufacturers — 0.3%
Tesla Motors, Inc. (b)	22,000	5,338,960

Automotive & Parts — 0.4%
WABCO Holdings, Inc. (b)	82,000	7,457,900

Distribution & Wholesale — 1.2%
Fastenal Co.	328,000	14,727,200
LKQ Corp. (b)	206,100	5,480,199
WESCO International, Inc. (b)	43,600	3,412,136

		23,619,535

Home Furnishing — 0.5%
Harman International Industries, Inc.	101,000	9,902,040

Leisure Time — 1.6%
Harley-Davidson, Inc.	205,500	11,960,100
Norwegian Cruise Line Holdings Ltd. (b)	499,000	17,973,980

		29,934,080

Lodging — 1.8%
Choice Hotels International, Inc.	194,000	10,088,000
Marriott International, Inc. Class A	197,000	13,770,300
MGM Resorts International (b)	169,900	3,870,322
Starwood Hotels & Resorts Worldwide, Inc.	67,100	5,583,391

		33,312,013

Retail — 7.2%
Advance Auto Parts, Inc.	34,500	4,495,350
AutoZone, Inc. (b)	33,000	16,818,780
CarMax, Inc. (b)	493,000	22,899,850
Chipotle Mexican Grill, Inc. (b)	17,840	11,891,966
Copart, Inc. (b)	101,400	3,175,341
Dollar General Corp. (b)	148,000	9,044,280
DSW, Inc. Class A	110,300	3,321,133
Dunkin’ Brands Group, Inc.	66,600	2,985,012
Five Below, Inc. (a) (b)	43,000	1,703,230
Hanesbrands, Inc.	99,000	10,636,560
L Brands, Inc.	148,000	9,913,040
The Michaels Cos., Inc. (a) (b)	177,400	3,100,952
O’Reilly Automotive, Inc. (b)	142,600	21,441,336
Rite Aid Corp. (b)	1,838,000	8,895,920
Ross Stores, Inc.	38,800	2,932,504

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tiffany & Co.	33,300	$3,207,123

		136,462,377

		269,264,716

Consumer, Non-cyclical — 26.0%
Beverages — 0.2%
Brown-Forman Corp. Class B	50,925	4,594,454

Biotechnology — 3.3%
Alkermes PLC (b)	482,900	20,701,923
Illumina, Inc. (b)	80,400	13,179,168
Incyte Corp. (b)	219,900	10,786,095
Puma Biotechnology, Inc. (b)	30,000	7,157,100
Seattle Genetics, Inc. (a) (b)	30,000	1,115,400
Vertex Pharmaceuticals, Inc. (b)	82,000	9,209,420

		62,149,106

Commercial Services — 7.2%
Alliance Data Systems Corp. (b)	25,100	6,231,577
Aramark	113,000	2,971,900
Bright Horizons Family Solutions, Inc. (b)	74,350	3,127,161
CoreLogic, Inc. (b)	381,000	10,313,670
Equifax, Inc.	197,000	14,723,780
Gartner, Inc. (b)	284,800	20,924,256
Global Payments, Inc.	253,600	17,721,568
Hertz Global Holdings, Inc. (b)	328,000	8,327,920
KAR Auction Services, Inc.	94,410	2,702,958
Manpower, Inc.	148,000	10,374,800
Quanta Services, Inc. (b)	164,000	5,951,560
Towers Watson & Co. Class A	36,000	3,582,000
Vantiv, Inc. Class A (b)	394,000	12,174,600
Verisk Analytics, Inc. Class A (b)	213,000	12,969,570
WEX, Inc. (b)	31,900	3,519,208

		135,616,528

Foods — 2.4%
Sprouts Farmers Market, Inc. (a) (b)	233,000	6,773,310
The Hain Celestial Group, Inc. (b)	29,500	3,019,325
TreeHouse Foods, Inc. (b)	115,000	9,257,500
United Natural Foods, Inc. (b)	44,200	2,716,532
WhiteWave Foods Co. Class A (b)	486,000	17,656,380
Whole Foods Market, Inc.	164,000	6,250,040

		45,673,087

Health Care – Products — 5.5%
Bruker Corp. (b)	526,000	9,738,890
CareFusion Corp. (b)	426,000	19,276,500
The Cooper Cos., Inc.	171,500	26,711,125
Henry Schein, Inc. (b)	131,000	15,257,570
IDEXX Laboratories, Inc. (b)	113,000	13,314,790
Intuitive Surgical, Inc. (b)	44,000	20,320,080

		104,618,955

Health Care – Services — 3.4%
Catalent, Inc. (a) (b)	328,000	8,209,840

	Number of Shares	Value
Centene Corp. (b)	61,200	$5,061,852
Covance, Inc. (b)	145,000	11,411,500
Envision Healthcare Holdings, Inc. (b)	214,000	7,421,520
Humana, Inc.	33,200	4,325,628
MEDNAX, Inc. (b)	256,270	14,048,721
Universal Health Services, Inc. Class B	131,000	13,689,500

		64,168,561

Pharmaceuticals — 4.0%
Align Technology, Inc. (b)	72,000	3,720,960
Alnylam Pharmaceuticals, Inc. (b)	66,000	5,154,600
Cubist Pharmaceuticals, Inc. (b)	49,000	3,250,660
DENTSPLY International, Inc.	455,000	20,748,000
Hospira, Inc. (b)	296,000	15,400,880
Mead Johnson Nutrition Co.	25,500	2,453,610
Medivation, Inc. (b)	26,500	2,620,055
Mylan, Inc. (b)	80,900	3,680,141
Perrigo Co. PLC	55,100	8,275,469
Pharmacyclics, Inc. (a) (b)	43,000	5,049,490
Sirona Dental Systems, Inc. (b)	66,000	5,060,880

		75,414,745

		492,235,436

Energy — 6.6%
Coal — 0.5%
CONSOL Energy, Inc.	246,000	9,313,560

Oil & Gas — 5.8%
Athlon Energy, Inc. (b)	147,000	8,559,810
Cabot Oil & Gas Corp.	124,000	4,053,560
Carrizo Oil & Gas, Inc. (b)	115,000	6,189,300
Concho Resources, Inc. (b)	129,400	16,225,466
Continental Resources, Inc. (a) (b)	83,500	5,551,080
EP Energy Corp. (a) (b)	135,400	2,366,792
EQT Corp.	230,000	21,054,200
Pioneer Natural Resources Co.	53,000	10,439,410
Range Resources Corp.	246,000	16,681,260
SandRidge Energy, Inc. (a) (b)	351,500	1,507,935
SM Energy Co.	131,000	10,218,000
WPX Energy, Inc. (b)	329,000	7,915,740

		110,762,553

Oil & Gas Services — 0.3%
Cameron International Corp. (b)	72,860	4,836,447

		124,912,560

Financial — 7.7%
Banks — 0.4%
Signature Bank (b)	42,100	4,717,726
SVB Financial Group (b)	32,094	3,597,416

		8,315,142

Diversified Financial — 4.3%
CBOE Holdings, Inc.	263,000	14,077,075

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
E*TRADE Financial Corp. (b)	183,200	$4,138,488
FNF Group	640,000	17,753,600
IntercontinentalExchange, Inc.	69,000	13,458,450
LPL Financial Holdings, Inc.	198,000	9,117,900
Raymond James Financial, Inc.	109,900	5,888,442
TD Ameritrade Holding Corp.	459,000	15,316,830
WisdomTree Investments, Inc. (a) (b)	129,100	1,469,158

		81,219,943

Insurance — 2.3%
Allied World Assurance Co. Holdings Ltd.	64,500	2,376,180
Aon PLC	72,400	6,347,308
Arthur J. Gallagher & Co.	81,400	3,692,304
HCC Insurance Holdings, Inc.	263,000	12,700,270
The Progressive Corp.	493,000	12,463,040
Willis Group Holdings PLC	129,000	5,340,600

		42,919,702

Real Estate — 0.7%
Jones Lang LaSalle, Inc.	113,000	14,276,420

		146,731,207

Industrial — 18.2%
Aerospace & Defense — 0.4%
BE Aerospace, Inc. (b)	87,800	7,369,932

Building Materials — 1.0%
Eagle Materials, Inc.	79,700	8,115,851
Martin Marietta Materials, Inc.	82,000	10,573,080

		18,688,931

Electrical Components & Equipment — 2.1%
AMETEK, Inc.	328,000	16,468,880
The Babcock & Wilcox Co.	585,000	16,198,650
Mobileye NV (a) (b)	117,000	6,270,030

		38,937,560

Electronics — 3.5%
Agilent Technologies, Inc.	361,000	20,569,780
Amphenol Corp. Class A	66,500	6,640,690
FEI Co.	113,000	8,522,460
Imax Corp. (a) (b)	129,000	3,542,340
Mettler-Toledo International, Inc. (b)	15,000	3,841,950
Sensata Technologies Holding NV (b)	361,000	16,075,330
Trimble Navigation Ltd. (b)	230,000	7,015,000

		66,207,550

Engineering & Construction — 0.2%
Jacobs Engineering Group, Inc. (b)	69,200	3,378,344

Environmental Controls — 0.1%
Stericycle, Inc. (b)	21,200	2,471,072

	Number of Shares	Value
Machinery – Diversified — 3.2%
Cognex Corp. (b)	32,000	$1,288,640
IDEX Corp.	296,000	21,421,520
Nordson Corp.	65,000	4,944,550
Roper Industries, Inc.	131,000	19,163,990
Wabtec Corp.	73,100	5,924,024
Xylem, Inc.	214,000	7,594,860

		60,337,584

Manufacturing — 4.6%
Acuity Brands, Inc.	100,000	11,771,000
Colfax Corp. (b)	174,000	9,912,780
Pall Corp.	296,000	24,775,200
Pentair PLC	58,300	3,818,067
Teleflex, Inc.	133,000	13,970,320
Textron, Inc.	657,000	23,645,430

		87,892,797

Metal Fabricate & Hardware — 0.5%
Rexnord Corp. (b)	345,000	9,815,250

Packaging & Containers — 0.4%
Ball Corp.	131,000	8,288,370

Transportation — 2.2%
Genesee & Wyoming, Inc. Class A (b)	57,100	5,442,201
J.B. Hunt Transport Services, Inc.	210,500	15,587,525
Kansas City Southern	104,000	12,604,800
Kirby Corp. (b)	66,200	7,801,670

		41,436,196

		344,823,586

Technology — 11.9%
Computers — 3.1%
Cadence Design Systems, Inc. (b)	426,500	7,340,065
Fortinet, Inc. (b)	138,300	3,494,150
IHS, Inc. Class A (b)	281,500	35,240,985
Jack Henry & Associates, Inc.	57,500	3,200,450
SanDisk Corp.	76,300	7,473,585
Stratasys Ltd. (a) (b)	16,000	1,932,480

		58,681,715

Semiconductors — 3.6%
Altera Corp.	657,000	23,507,460
Atmel Corp. (b)	985,000	7,958,800
Avago Technologies Ltd.	81,200	7,064,400
Lam Research Corp.	70,400	5,258,880
Microchip Technology, Inc. (a)	131,000	6,187,130
NXP Semiconductor NV (b)	150,100	10,271,343
Xilinx, Inc.	181,000	7,665,350

		67,913,363

Software — 5.2%
Allscripts Healthcare Solutions, Inc. (b)	141,800	1,902,247

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Atlassian Corp. Depository Receipt (c)	58,176	$930,816
Atlassian Corp. PLC A Depository Receipt (c)	20,905	334,480
Atlassian Corp. PLC Series 1 Depository Receipt (c)	44,531	712,496
Atlassian Ser 1 Restricted Depository Receipt (c)	21,728	347,648
Atlassian Series A Preference Depository Receipt (c)	43,021	688,336
Cerner Corp. (b)	54,900	3,270,393
Concur Technologies, Inc. (b)	10,000	1,268,200
Electronic Arts, Inc. (b)	245,600	8,745,816
Fidelity National Information Services, Inc.	164,000	9,233,200
Fiserv, Inc. (b)	460,000	29,732,100
Guidewire Software, Inc. (b)	23,000	1,019,820
IMS Health Holdings, Inc. (b)	91,000	2,383,290
MSCI, Inc. (b)	222,000	10,438,440
Red Hat, Inc. (b)	345,000	19,371,750
Servicenow, Inc. (b)	66,000	3,879,480
Veeva Systems, Inc. Class A (a) (b)	65,000	1,831,050
Workday, Inc. Class A (b)	33,000	2,722,500

		98,812,062

		225,407,140

Utilities — 0.5%
Electric — 0.5%
Calpine Corp. (b)	460,000	9,982,000

TOTAL COMMON STOCK (Cost $1,255,723,892)		1,789,779,510

PREFERRED STOCK — 0.3%
Communications — 0.3%
Internet — 0.3%
Dropbox, Inc. Series A (b) (c)	40,629	776,014
Dropbox, Inc. Series A 1 (b) (c)	199,577	3,811,921
Living Social (b) (c)	586,650	258,126

		4,846,061

TOTAL PREFERRED STOCK (Cost $5,488,808)		4,846,061

TOTAL EQUITIES (Cost $1,261,212,700)		1,794,625,571

MUTUAL FUNDS — 3.4%
Diversified Financial — 3.4%
State Street Navigator Securities Lending Prime Portfolio (d)	50,659,478	50,659,478

	Number of Shares	Value
T. Rowe Price Government Reserve Investment Fund	12,985,448	$12,985,448

TOTAL MUTUAL FUNDS (Cost $63,644,926)		63,644,926

TOTAL LONG-TERM INVESTMENTS (Cost $1,324,857,626)		1,858,270,497

	Principal Amount
SHORT-TERM INVESTMENTS — 4.6%
Repurchase Agreement — 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (e)	$87,767,460	87,767,460

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	26,722	26,722

TOTAL SHORT-TERM INVESTMENTS (Cost $87,794,182)		87,794,182

TOTAL INVESTMENTS — 102.7% (Cost $1,412,651,808) (f)		1,946,064,679

Other Assets/(Liabilities) — (2.7)%		(50,923,217)

NET ASSETS — 100.0%		$1,895,141,462

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $49,471,238 or 2.61% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2014, these securities amounted to a value of $8,484,732 or 0.45% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $87,767,485. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 9/15/40 – 10/15/40, and an aggregate market value, including accrued interest, of $89,528,653.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 95.6%
Basic Materials — 2.6%
Chemicals — 1.2%
H.B. Fuller Co.	48,786	$1,936,805
Minerals Technologies, Inc.	62,938	3,883,904
Platform Specialty Products Corp. (a)	89,722	2,244,845
Sensient Technologies Corp.	32,900	1,722,315

		9,787,869

Forest Products & Paper — 0.5%
KapStone Paper and Packaging Corp. (a)	133,333	3,729,324

Iron & Steel — 0.5%
AK Steel Holding Corp. (a) (b)	283,035	2,267,110
Allegheny Technologies, Inc.	46,400	1,721,440

		3,988,550

Mining — 0.4%
Constellium NV (a)	66,385	1,633,735
US Silica Holdings, Inc.	32,129	2,008,384

		3,642,119

		21,147,862

Communications — 5.8%
Internet — 3.1%
Bankrate, Inc. (a)	134,010	1,522,354
Constant Contact, Inc. (a)	86,425	2,345,575
Dealertrack Technologies, Inc. (a)	78,702	3,416,454
Dropbox, Inc. (a) (c)	31,734	606,119
IAC/InterActiveCorp	38,660	2,547,694
Marketo, Inc. (a) (b)	57,249	1,849,143
Shutterfly, Inc. (a)	101,949	4,968,994
Shutterstock, Inc. (a) (b)	31,358	2,238,334
SPS Commerce, Inc. (a)	66,203	3,518,689
Yelp, Inc. (a)	17,157	1,170,965
zulily, Inc. Class A (a) (b)	45,700	1,731,573

		25,915,894

Media — 0.6%
FactSet Research Systems, Inc. (b)	24,619	2,991,947
The New York Times Co. Class A	167,590	1,880,360

		4,872,307

Telecommunications — 2.1%
ARRIS Group, Inc. (a)	63,754	1,807,745
Ciena Corp. (a)	81,265	1,358,751
DigitalGlobe, Inc. (a)	90,523	2,579,905
RF Micro Devices, Inc. (a) (b)	165,215	1,906,581
RigNet, Inc. (a)	35,700	1,444,065
Ruckus Wireless, Inc. (a)	268,927	3,592,865
Ubiquiti Networks, Inc. (a) (b)	44,611	1,674,251

	Number of Shares	Value
Vonage Holdings Corp. (a)	807,755	$2,649,436

		17,013,599

		47,801,800

Consumer, Cyclical — 15.5%
Airlines — 0.5%
JetBlue Airways Corp. (a) (b)	185,350	1,968,417
Spirit Airlines, Inc. (a)	33,644	2,326,146

		4,294,563

Apparel — 0.7%
Skechers U.S.A., Inc. Class A (a)	66,577	3,549,220
Vince Holding Corp. (a)	75,086	2,272,102

		5,821,322

Automotive & Parts — 0.9%
Dana Holding Corp.	70,910	1,359,345
Gentherm, Inc. (a)	36,287	1,532,400
Tenneco, Inc. (a)	84,240	4,406,594

		7,298,339

Distribution & Wholesale — 1.3%
Beacon Roofing Supply, Inc. (a)	42,503	1,082,976
HD Supply Holdings, Inc. (a)	120,202	3,276,707
MRC Global, Inc. (a)	50,940	1,187,921
Watsco, Inc.	26,000	2,240,680
WESCO International, Inc. (a) (b)	34,592	2,707,170

		10,495,454

Entertainment — 0.8%
Churchill Downs, Inc.	39,965	3,896,587
DreamWorks Animation SKG, Inc. Class A (a) (b)	94,825	2,585,878

		6,482,465

Home Builders — 0.7%
Standard Pacific Corp. (a)	648,976	4,860,830
Taylor Morrison Home Corp. Class A (a)	74,666	1,211,083

		6,071,913

Home Furnishing — 0.2%
Harman International Industries, Inc.	18,950	1,857,858

Housewares — 0.5%
The Toro Co.	65,125	3,857,354

Leisure Time — 0.6%
Brunswick Corp.	62,647	2,639,945
Diamond Resorts International, Inc. (a)	116,312	2,647,261

		5,287,206

Office Furnishings — 0.3%
Steelcase, Inc. Class A	133,940	2,168,488

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 8.4%
Bloomin’ Brands, Inc. (a)	88,053	$1,614,892
Bravo Brio Restaurant Group, Inc. (a)	153,920	1,996,342
Buffalo Wild Wings, Inc. (a)	18,016	2,419,008
Casey’s General Stores, Inc.	39,174	2,808,776
The Cheesecake Factory, Inc.	67,090	3,052,595
Denny’s Corp. (a)	368,280	2,589,008
Fiesta Restaurant Group, Inc. (a)	97,997	4,868,491
Five Below, Inc. (a) (b)	185,968	7,366,192
Haverty Furniture Cos., Inc.	93,130	2,029,303
HSN, Inc.	87,480	5,368,648
Jack in the Box, Inc.	54,353	3,706,331
Kate Spade & Co. (a)	28,091	736,827
Krispy Kreme Doughnuts, Inc. (a)	232,525	3,990,129
Lithia Motors, Inc. Class A	34,383	2,602,449
Panera Bread Co. Class A (a)	52,859	8,601,217
Red Robin Gourmet Burgers, Inc. (a)	66,268	3,770,649
Rush Enterprises, Inc. Class A (a)	101,003	3,378,550
Tile Shop Holdings, Inc. (a) (b)	143,806	1,330,206
Tuesday Morning Corp. (a) (b)	97,360	1,889,271
Vitamin Shoppe, Inc. (a)	52,567	2,333,449
Zumiez, Inc. (a)	89,771	2,522,565

		68,974,898

Storage & Warehousing — 0.2%
Mobile Mini, Inc.	54,739	1,914,223

Textiles — 0.4%
Tumi Holdings, Inc. (a)	142,145	2,892,651

		127,416,734

Consumer, Non-cyclical — 24.3%
Biotechnology — 2.1%
BioCryst Pharmaceuticals, Inc. (a) (b)	90,808	888,102
Charles River Laboratories International, Inc. (a)	57,630	3,442,816
Foundation Medicine, Inc. (a) (b)	78,430	1,487,033
Insmed, Inc. (a)	105,151	1,372,221
Ironwood Pharmaceuticals, Inc. (a)	81,292	1,053,138
KYTHERA Biopharmaceuticals, Inc. (a) (b)	44,975	1,473,381
NewLink Genetics Corp. (a) (b)	50,534	1,082,438
NPS Pharmaceuticals, Inc. (a)	53,437	1,389,362
PTC Therapeutics, Inc. (a) (b)	30,350	1,335,703
Puma Biotechnology, Inc. (a)	5,716	1,363,666
Seattle Genetics, Inc. (a) (b)	46,826	1,740,991
Sunesis Pharmaceuticals, Inc. (a) (b)	96,066	685,911

		17,314,762

Commercial Services — 7.9%
Convergys Corp.	115,875	2,064,893
The Corporate Executive Board Co.	34,054	2,045,624

	Number of Shares	Value
CoStar Group, Inc. (a)	13,793	$2,145,363
Euronet Worldwide, Inc. (a)	51,639	2,467,828
EVERTEC, Inc.	90,625	2,024,563
ExamWorks Group, Inc. (a)	268,863	8,805,263
H&E Equipment Services, Inc.	85,989	3,463,637
Healthcare Services Group, Inc.	85,425	2,444,009
Heartland Payment Systems, Inc.	65,689	3,134,679
Huron Consulting Group, Inc. (a)	18,965	1,156,296
MAXIMUS, Inc.	97,647	3,918,574
TAL Education Group Sponsored ADR (Cayman Islands) (a) (b)	78,635	2,747,507
Team Health Holdings, Inc. (a)	29,823	1,729,436
TrueBlue, Inc. (a)	296,059	7,478,450
WEX, Inc. (a)	87,379	9,639,651
WNS Holdings Ltd. Sponsored ADR (India) (a)	123,143	2,771,949
Xoom Corp. (a)	322,119	7,070,512

		65,108,234

Foods — 1.1%
Greencore Group PLC	681,637	2,586,680
SunOpta, Inc. (a)	138,020	1,665,902
The Hain Celestial Group, Inc. (a)	45,175	4,623,661

		8,876,243

Health Care – Products — 5.6%
ABIOMED, Inc. (a) (b)	103,745	2,575,988
AtriCure, Inc. (a)	134,790	1,984,109
Cepheid, Inc. (a)	36,500	1,607,095
Cyberonics, Inc. (a)	102,425	5,240,063
Dexcom, Inc. (a)	297,927	11,914,101
Globus Medical, Inc. Class A (a)	104,055	2,046,762
HeartWare International, Inc. (a)	35,552	2,759,902
Insulet Corp. (a)	144,108	5,310,380
Intersect ENT, Inc. (a)	28,204	437,162
LDR Holding Corp. (a) (b)	122,049	3,799,385
MiMedx Group, Inc. (a) (b)	195,140	1,391,348
Quidel Corp. (a) (b)	107,500	2,888,525
Spectranetics Corp. (a)	153,526	4,079,186

		46,034,006

Health Care – Services — 3.8%
Acadia Healthcare Co., Inc. (a)	216,708	10,510,338
Centene Corp. (a)	37,509	3,102,369
Covance, Inc. (a)	31,321	2,464,963
Envision Healthcare Holdings, Inc. (a)	77,798	2,698,035
HealthSouth Corp.	77,811	2,871,226
Kindred Healthcare, Inc.	164,395	3,189,263
LifePoint Hospitals, Inc. (a)	30,825	2,132,782
Molina Healthcare, Inc. (a)	27,660	1,170,018
Surgical Care Affiliates, Inc. (a)	46,546	1,244,174
WellCare Health Plans, Inc. (a)	38,285	2,310,117

		31,693,285

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.2%
Spectrum Brands Holdings, Inc.	22,876	$2,070,964

Pharmaceuticals — 3.3%
Aerie Pharmaceuticals, Inc. (a) (b)	83,504	1,727,698
Akorn, Inc. (a)	73,691	2,672,773
Alnylam Pharmaceuticals, Inc. (a)	23,913	1,867,605
Anacor Pharmaceuticals, Inc. (a) (b)	62,651	1,533,070
BioDelivery Sciences International, Inc. (a) (b)	97,946	1,673,897
Cubist Pharmaceuticals, Inc. (a)	34,620	2,296,691
Hyperion Therapeutics, Inc. (a)	90,666	2,286,596
Isis Pharmaceuticals, Inc. (a) (b)	88,856	3,450,278
The Medicines Co. (a)	48,411	1,080,533
Oramed Pharmaceuticals, Inc. (a) (b)	101,754	820,137
Orexigen Therapeutics, Inc. (a) (b)	187,838	800,190
Portola Pharmaceuticals, Inc. (a)	68,107	1,721,745
Relypsa, Inc. (a) (b)	73,940	1,559,395
Salix Pharmaceuticals Ltd. (a)	14,778	2,308,915
TESARO, Inc. (a) (b)	55,503	1,494,141

		27,293,664

Textiles — 0.3%
Samsonite International SA	713,870	2,293,159

		200,684,317

Diversified — 0.5%
Holding Company – Diversified — 0.5%
Primoris Services Corp.	114,583	3,075,408
WL Ross Holding Corp. (a)	73,300	785,043

		3,860,451

Energy — 4.7%
Energy – Alternate Sources — 0.8%
First Solar, Inc. (a)	36,535	2,404,368
Headwaters, Inc. (a)	155,822	1,954,008
Pattern Energy Group, Inc.	85,790	2,652,627

		7,011,003

Oil & Gas — 2.6%
Athlon Energy, Inc. (a)	43,386	2,526,367
Delek US Holdings, Inc.	90,010	2,981,131
Diamondback Energy, Inc. (a)	74,141	5,544,264
Laredo Petroleum, Inc. (a)	14,467	324,205
Rosetta Resources, Inc. (a)	59,416	2,647,577
RSP Permian, Inc. (a)	189,572	4,845,460
Western Refining, Inc.	61,525	2,583,435

		21,452,439

Oil & Gas Services — 1.3%
Basic Energy Services, Inc. (a)	79,163	1,717,045
Dril-Quip, Inc. (a)	39,464	3,528,082
Helix Energy Solutions Group, Inc. (a)	98,600	2,175,116
Hornbeck Offshore Services, Inc. (a)	47,470	1,553,693

	Number of Shares	Value
Pioneer Energy Services Corp. (a)	102,575	$1,438,102

		10,412,038

		38,875,480

Financial — 11.7%
Banks — 3.2%
Associated Banc-Corp.	149,365	2,601,938
BancFirst Corp.	42,019	2,628,709
Bank of the Ozarks, Inc.	80,306	2,531,245
Banner Corp.	47,988	1,846,098
Columbia Banking System, Inc.	50,470	1,252,161
First Horizon National Corp.	200,985	2,468,096
International Bancshares Corp.	111,580	2,752,121
PacWest Bancorp	121,054	4,991,056
South State Corp.	46,089	2,577,297
Texas Capital Bancshares, Inc. (a)	48,800	2,814,784

		26,463,505

Diversified Financial — 3.0%
Financial Engines, Inc. (b)	137,437	4,702,407
Investment Technology Group, Inc. (a)	142,950	2,252,892
MarketAxess Holdings, Inc.	23,639	1,462,309
Portfolio Recovery Associates, Inc. (a)	136,143	7,110,749
Virtus Investment Partners, Inc.	11,155	1,937,623
WageWorks, Inc. (a)	101,227	4,608,865
WisdomTree Investments, Inc. (a) (b)	253,565	2,885,570

		24,960,415

Insurance — 1.6%
Argo Group International Holdings Ltd.	65,250	3,282,728
Assured Guaranty Ltd.	68,599	1,520,154
eHealth, Inc. (a)	100,322	2,420,770
MGIC Investment Corp. (a)	147,900	1,155,099
OneBeacon Insurance Group Ltd. Class A	112,401	1,732,099
Primerica, Inc.	53,715	2,590,137

		12,700,987

Investment Companies — 0.2%
Solar Capital Ltd.	97,240	1,816,443

Real Estate — 1.4%
Alexander & Baldwin, Inc.	69,685	2,506,570
HFF, Inc.	150,234	4,349,274
Jones Lang LaSalle, Inc.	15,436	1,950,184
Kennedy-Wilson Holdings, Inc.	114,414	2,741,359

		11,547,387

Real Estate Investment Trusts (REITS) — 2.3%
Douglas Emmett, Inc.	133,137	3,417,627
Eastgroup Properties	36,031	2,183,118
First Industrial Realty Trust, Inc.	171,320	2,897,021
MFA Financial, Inc.	301,040	2,342,091

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pebblebrook Hotel Trust	163,264	$6,096,278
Redwood Trust, Inc.	131,250	2,176,125

		19,112,260

		96,600,997

Industrial — 16.1%
Aerospace & Defense — 2.1%
Astronics Corp. (a)	29,683	1,415,295
Esterline Technologies Corp. (a)	18,275	2,033,459
Moog, Inc. Class A (a)	51,360	3,513,024
Orbital Sciences Corp. (a)	193,158	5,369,793
Teledyne Technologies, Inc. (a)	49,804	4,682,074

		17,013,645

Building Materials — 1.9%
Armstrong World Industries, Inc. (a)	130,340	7,299,040
Boise Cascade Co. (a)	75,730	2,282,502
Lennox International, Inc.	13,990	1,075,411
Louisiana-Pacific Corp. (a)	87,335	1,186,883
NCI Building Systems, Inc. (a)	72,325	1,403,105
USG Corp. (a)	79,620	2,188,754

		15,435,695

Electrical Components & Equipment — 1.1%
Belden, Inc.	23,639	1,513,369
Capstone Turbine Corp. (a) (b)	658,300	704,381
Generac Holdings, Inc. (a) (b)	52,038	2,109,620
SunPower Corp. (a) (b)	133,716	4,530,298

		8,857,668

Electronics — 2.1%
FEI Co.	74,946	5,652,427
Imax Corp. (a) (b)	163,723	4,495,834
Rogers Corp. (a)	42,615	2,333,597
Watts Water Technologies, Inc. Class A	86,454	5,035,946

		17,517,804

Engineering & Construction — 0.6%
AECOM Technology Corp. (a)	91,647	3,093,086
EMCOR Group, Inc.	39,467	1,577,102

		4,670,188

Environmental Controls — 0.4%
Clean Harbors, Inc. (a)	33,254	1,793,055
US Ecology, Inc.	42,526	1,988,516

		3,781,571

Machinery – Diversified — 2.7%
Altra Industrial Motion Corp.	99,599	2,904,307
Applied Industrial Technologies, Inc.	60,822	2,776,524
Cognex Corp. (a)	160,192	6,450,932
Graco, Inc.	20,800	1,517,984
Lindsay Corp. (b)	20,496	1,532,076
The Middleby Corp. (a)	46,200	4,071,606
Tennant Co.	46,975	3,151,553

		22,404,982

	Number of Shares	Value
Manufacturing — 1.6%
Actuant Corp. Class A	79,033	$2,412,087
Acuity Brands, Inc.	52,504	6,180,246
Hexcel Corp. (a)	88,050	3,495,585
John Bean Technologies Corp.	46,395	1,305,091

		13,393,009

Metal Fabricate & Hardware — 0.7%
RBC Bearings, Inc.	96,475	5,470,133

Packaging & Containers — 0.6%
Graphic Packaging Holding Co. (a)	409,845	5,094,373

Transportation — 2.1%
Diana Shipping, Inc. (a)	101,360	906,158
Hub Group, Inc. Class A (a)	34,824	1,411,417
Landstar System, Inc.	51,832	3,741,752
Old Dominion Freight Line, Inc. (a)	32,042	2,263,447
Swift Transportation Co. (a)	344,884	7,235,666
UTI Worldwide, Inc. (a)	167,330	1,778,718

		17,337,158

Trucking & Leasing — 0.2%
GATX Corp.	30,630	1,787,873

		132,764,099

Technology — 14.0%
Computers — 2.4%
Cadence Design Systems, Inc. (a)	149,860	2,579,091
FleetMatics Group PLC (a) (b)	57,925	1,766,712
Nimble Storage, Inc. (a) (b)	142,943	3,712,230
Spansion, Inc. Class A (a)	173,562	3,955,478
Virtusa Corp. (a)	215,917	7,678,008

		19,691,519

Semiconductors — 2.8%
Ambarella, Inc. (a) (b)	30,445	1,329,533
Cavium, Inc. (a)	65,524	3,258,509
Freescale Semiconductor Ltd. (a) (b)	73,582	1,437,056
Lattice Semiconductor Corp. (a)	124,545	934,088
Microsemi Corp. (a)	103,365	2,626,505
Monolithic Power Systems, Inc.	27,270	1,201,244
Nanometrics, Inc. (a)	71,320	1,076,932
ON Semiconductor Corp. (a)	282,260	2,523,404
Power Integrations, Inc.	79,495	4,285,575
Silicon Laboratories, Inc. (a)	73,629	2,992,283
SunEdison, Inc. (a)	93,581	1,766,809

		23,431,938

Software — 8.8%
Allscripts Healthcare Solutions, Inc. (a)	159,700	2,142,376
Amber Road, Inc. (a) (b)	52,900	917,286
Aspen Technology, Inc. (a)	77,801	2,934,654
BroadSoft, Inc. (a)	36,929	776,986
Cornerstone OnDemand, Inc. (a)	145,783	5,016,393
Demandware, Inc. (a) (b)	112,116	5,708,947
Envestnet, Inc. (a)	117,732	5,297,940

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Guidewire Software, Inc. (a)	122,666	$5,439,010
Imperva, Inc. (a) (b)	68,600	1,970,878
Infoblox, Inc. (a)	200,159	2,952,345
Interactive Intelligence Group, Inc. (a)	30,751	1,285,392
Medidata Solutions, Inc. (a)	60,525	2,680,652
Monotype Imaging Holdings, Inc.	66,325	1,878,324
PTC, Inc. (a)	82,399	3,040,523
QLIK Technologies, Inc. (a)	93,868	2,538,191
Telogis (a) (c)	251,002	175,701
TiVo, Inc. (a)	220,850	2,825,776
Tyler Technologies, Inc. (a)	92,197	8,150,215
The Ultimate Software Group, Inc. (a)	33,030	4,674,075
Veeva Systems, Inc. Class A (a) (b)	202,450	5,703,016
Verint Systems, Inc. (a)	114,472	6,365,788

		72,474,468

		115,597,925

Utilities — 0.4%
Electric — 0.2%
NRG Yield, Inc. Class A	30,270	1,424,204

Gas — 0.2%
Southwest Gas Corp.	43,740	2,124,889

		3,549,093

TOTAL COMMON STOCK (Cost $704,276,101)		788,298,758

PREFERRED STOCK — 1.6%
Communications — 0.1%
Internet — 0.1%
Veracode, Inc. (a) (c)	30,294	559,406

Consumer, Cyclical — 1.1%
Automotive & Parts — 1.1%
Mobileye NV (a) (c)	186,875	9,513,900

Technology — 0.4%
Software — 0.4%
Cloudera, Inc. Series F (a) (c)	38,099	825,986
Docusign, Inc. Series B (a) (c)	1,417	22,077
Docusign, Inc. Series B 1 (a) (c)	424	6,606
Docusign, Inc. Series D (a) (c)	1,018	15,860
Docusign, Inc. Series E (a) (c)	26,333	410,268
NUTANIX, Inc. Series E (a) (c)	40,062	536,691
Telogis (a) (c)	341,823	1,442,493

		3,259,981

TOTAL PREFERRED STOCK (Cost $4,090,987)		13,333,287

TOTAL EQUITIES (Cost $708,367,088)		801,632,045

	Number of Shares	Value
MUTUAL FUNDS — 10.0%
Diversified Financial — 10.0%
iShares Russell 2000 Index Fund	33,270	$3,638,074
State Street Naviagtor Securities Lending Prime Portfolio (d)	79,341,575	79,341,575

		82,979,649

TOTAL MUTUAL FUNDS (Cost $83,047,442)		82,979,649

TOTAL LONG-TERM INVESTMENTS (Cost $791,414,530)		884,611,694

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (e)	$23,693,886	23,693,886

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	10,867	10,867

TOTAL SHORT-TERM INVESTMENTS (Cost $23,704,753)		23,704,753

TOTAL INVESTMENTS — 110.1% (Cost $815,119,283) (f)		908,316,447

Other Assets/(Liabilities) — (10.1)%		(83,498,802)

NET ASSETS — 100.0%		$824,817,645

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $77,213,246 or 9.36% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2014, these securities amounted to a value of $14,115,107 or 1.71% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $23,693,893. Collateralized by U.S. Government Agency obligations with rates ranging from 3.246% – 4.000%, maturity dates ranging from 5/15/40 – 5/01/41, and an aggregate market value, including accrued interest, of $24,172,274.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Basic Materials — 2.0%
Chemicals — 1.0%
H.B. Fuller Co.	13,687	$543,374

Mining — 1.0%
US Silica Holdings, Inc.	9,015	563,528

		1,106,902

Communications — 9.1%
Internet — 5.3%
Dealertrack Technologies, Inc. (a)	11,759	510,458
Shutterfly, Inc. (a)	28,469	1,387,579
SPS Commerce, Inc. (a)	18,487	982,584

		2,880,621

Telecommunications — 3.8%
ARRIS Group, Inc. (a)	17,996	510,277
RF Micro Devices, Inc. (a)	46,135	532,398
Ruckus Wireless, Inc. (a)	75,096	1,003,282

		2,045,957

		4,926,578

Consumer, Cyclical — 17.5%
Apparel — 0.8%
Skechers U.S.A., Inc. Class A (a)	7,905	421,416

Distribution & Wholesale — 0.6%
Beacon Roofing Supply, Inc. (a)	11,869	302,422

Leisure Time — 1.4%
Brunswick Corp.	17,597	741,538

Office Furnishings — 1.1%
Steelcase, Inc. Class A	37,622	609,100

Retail — 12.6%
Casey’s General Stores, Inc.	10,939	784,326
Fiesta Restaurant Group, Inc. (a)	27,497	1,366,051
Five Below, Inc. (a)	25,299	1,002,093
Jack in the Box, Inc.	15,178	1,034,988
Lithia Motors, Inc. Class A	9,658	731,014
Red Robin Gourmet Burgers, Inc. (a)	8,109	461,402
Rush Enterprises, Inc. Class A (a)	11,967	400,296
Tile Shop Holdings, Inc. (a) (b)	40,393	373,635
Vitamin Shoppe, Inc. (a)	14,732	653,954

		6,807,759

Storage & Warehousing — 1.0%
Mobile Mini, Inc.	15,305	535,216

		9,417,451

Consumer, Non-cyclical — 29.1%
Biotechnology — 2.3%
Insmed, Inc. (a)	29,483	384,753
NewLink Genetics Corp. (a) (b)	14,111	302,258

	Number of Shares	Value
Puma Biotechnology, Inc. (a)	1,603	$382,428
Sunesis Pharmaceuticals, Inc. (a) (b)	26,936	192,323

		1,261,762

Commercial Services — 11.9%
The Corporate Executive Board Co.	9,509	571,206
Euronet Worldwide, Inc. (a)	14,471	691,569
ExamWorks Group, Inc. (a)	24,751	810,595
H&E Equipment Services, Inc.	24,153	972,883
MAXIMUS, Inc.	17,271	693,085
TAL Education Group Sponsored ADR (Cayman Islands) (a)	22,003	768,785
TrueBlue, Inc. (a)	25,925	654,865
WEX, Inc. (a)	11,541	1,273,203

		6,436,191

Health Care – Products — 3.4%
Dexcom, Inc. (a)	17,558	702,144
LDR Holding Corp. (a)	17,696	550,877
Spectranetics Corp. (a)	20,839	553,692

		1,806,713

Health Care – Services — 5.3%
Acadia Healthcare Co., Inc. (a)	16,933	821,250
Centene Corp. (a)	10,474	866,305
HealthSouth Corp.	21,734	801,985
Surgical Care Affiliates, Inc. (a)	13,059	349,067

		2,838,607

Pharmaceuticals — 6.2%
Aerie Pharmaceuticals, Inc. (a)	14,133	292,412
Akorn, Inc. (a)	20,699	750,752
BioDelivery Sciences International, Inc. (a) (b)	27,469	469,445
Isis Pharmaceuticals, Inc. (a) (b)	24,918	967,566
Oramed Pharmaceuticals, Inc. (a) (b)	28,414	229,017
Orexigen Therapeutics, Inc. (a) (b)	52,453	223,450
Relypsa, Inc. (a)	20,647	435,445

		3,368,087

		15,711,360

Diversified — 1.6%
Holding Company – Diversified — 1.6%
Primoris Services Corp.	31,997	858,800

Energy — 3.0%
Oil & Gas — 1.4%
Rosetta Resources, Inc. (a)	16,650	741,924

Oil & Gas Services — 1.6%
Basic Energy Services, Inc. (a)	22,151	480,455
Pioneer Energy Services Corp. (a)	28,812	403,944

		884,399

		1,626,323

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 7.8%
Banks — 3.6%
Bank of the Ozarks, Inc.	22,425	$706,836
Banner Corp.	13,400	515,498
South State Corp.	12,915	722,207

		1,944,541

Diversified Financial — 0.8%
MarketAxess Holdings, Inc.	6,640	410,750

Real Estate — 1.0%
Jones Lang LaSalle, Inc.	4,336	547,810

Real Estate Investment Trusts (REITS) — 2.4%
Eastgroup Properties	10,070	610,142
Pebblebrook Hotel Trust	18,186	679,065

		1,289,207

		4,192,308

Industrial — 10.1%
Building Materials — 1.8%
Louisiana-Pacific Corp. (a)	24,393	331,501
USG Corp. (a)	22,234	611,212

		942,713

Electrical Components & Equipment — 0.8%
Belden, Inc.	6,640	425,093

Electronics — 0.8%
FEI Co.	6,016	453,727

Engineering & Construction — 0.8%
EMCOR Group, Inc.	11,021	440,399

Environmental Controls — 1.0%
US Ecology, Inc.	11,945	558,548

Machinery – Diversified — 0.8%
Lindsay Corp. (b)	5,745	429,439

Manufacturing — 1.3%
Actuant Corp. Class A	22,069	673,546

Transportation — 2.8%
Diana Shipping, Inc. (a)	28,310	253,091
Hub Group, Inc. Class A (a)	9,760	395,573
Swift Transportation Co. (a)	40,611	852,019

		1,500,683

		5,424,148

Technology — 17.1%
Computers — 3.3%
Nimble Storage, Inc. (a) (b)	26,055	676,649
Spansion, Inc. Class A (a)	48,751	1,111,035

		1,787,684

Semiconductors — 3.6%
Ambarella, Inc. (a) (b)	8,552	373,466
Cavium, Inc. (a)	18,312	910,655
Power Integrations, Inc.	12,000	646,920

		1,931,041

	Number of Shares	Value
Software — 10.2%
Aspen Technology, Inc. (a)	21,853	$824,295
Cornerstone OnDemand, Inc. (a)	21,472	738,852
Demandware, Inc. (a)	14,309	728,614
Envestnet, Inc. (a)	15,911	715,995
Guidewire Software, Inc. (a)	13,512	599,122
Infoblox, Inc. (a)	56,090	827,327
Interactive Intelligence Group, Inc. (a)	8,587	358,937
QLIK Technologies, Inc. (a)	26,218	708,935

		5,502,077

		9,220,802

TOTAL COMMON STOCK (Cost $51,222,786)		52,484,672

TOTAL EQUITIES (Cost $51,222,786)		52,484,672

MUTUAL FUNDS — 7.0%
Diversified Financial — 7.0%
State Street Navigator Securities Lending Prime Portfolio (c)	3,792,337	3,792,337

TOTAL MUTUAL FUNDS (Cost $3,792,337)		3,792,337

TOTAL LONG-TERM INVESTMENTS (Cost $55,015,123)		56,277,009

	Principal Amount
SHORT-TERM INVESTMENTS — 4.6%
Repurchase Agreement — 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (d)	$2,464,376	2,464,376

Time Deposits — 0.0%
Euro Time Deposit 10/01/14	5,411	5,411

TOTAL SHORT-TERM INVESTMENTS (Cost $2,469,787)		2,469,787

TOTAL INVESTMENTS — 108.9% (Cost $57,484,910) (e)		58,746,796

Other Assets/(Liabilities) — (8.9)%		(4,800,716)

NET ASSETS — 100.0%		$53,946,080

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $3,687,242 or 6.84% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,464,377. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 2/15/41, and an aggregate market value, including accrued interest, of $2,517,430.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 96.9%
Basic Materials — 4.1%
Chemicals — 1.9%
Solvay SA Class A	21,058	$3,228,339

Forest Products & Paper — 0.8%
UPM-Kymmene OYJ	97,160	1,378,300

Mining — 1.4%
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	47,191	880,112
First Quantum Minerals Ltd. (a)	80,328	1,550,687

		2,430,799

		7,037,438

Communications — 7.2%
Advertising — 0.6%
Publicis Groupe	14,877	1,020,179

Telecommunications — 6.6%
KDDI Corp.	23,400	1,408,067
Koninklijke KPN NV (b)	667,271	2,130,131
KT Corp.	25,910	843,015
Nippon Telegraph & Telephone Corp.	34,700	2,159,598
Telecom Italia SpA (b)	745,181	851,329
Vodafone Group PLC	1,221,616	4,026,846

		11,418,986

		12,439,165

Consumer, Cyclical — 14.3%
Airlines — 1.8%
Japan Airlines Co. Ltd.	68,200	1,866,465
Ryanair Holdings PLC Sponsored ADR (Ireland) (b)	21,609	1,219,396

		3,085,861

Auto Manufacturers — 4.7%
Daimler AG	19,828	1,520,794
Renault SA	31,155	2,248,764
Toyota Motor Corp.	74,300	4,366,385

		8,135,943

Distribution & Wholesale — 1.8%
Mitsui & Co. Ltd. (a)	137,800	2,174,444
Wolseley PLC	18,968	996,525

		3,170,969

Food Services — 1.0%
Sodexo	17,203	1,679,084

Home Builders — 1.0%
Daiwa House Industry Co. Ltd.	96,500	1,733,076

	Number of Shares	Value
Home Furnishing — 2.0%
Electrolux AB Series B	89,678	$2,357,167
Sony Corp. (a)	62,400	1,124,414

		3,481,581

Leisure Time — 0.6%
Yamaha Motor Co. Ltd.	52,100	1,020,245

Lodging — 1.4%
InterContinental Hotels Group PLC	36,857	1,421,184
Sands China Ltd.	179,600	933,009

		2,354,193

		24,660,952

Consumer, Non-cyclical — 16.5%
Agriculture — 2.0%
British American Tobacco PLC	26,921	1,513,199
Japan Tobacco, Inc.	59,300	1,930,229

		3,443,428

Beverages — 1.0%
SABMiller PLC	31,030	1,724,284

Foods — 3.3%
Nestle SA	40,113	2,942,277
NH Foods Ltd.	49,000	1,041,732
Seven & I Holdings Co. Ltd.	42,300	1,642,220

		5,626,229

Pharmaceuticals — 10.2%
AstraZeneca PLC	33,711	2,415,196
Bayer AG	29,002	4,061,828
Novartis AG	39,710	3,739,812
Otsuka Holdings Co. Ltd.	35,100	1,210,582
Roche Holding AG	10,871	3,218,926
Sanofi	26,917	3,036,647

		17,682,991

		28,476,932

Diversified — 1.2%
Holding Company – Diversified — 1.2%
Hutchison Whampoa Ltd.	116,000	1,402,002
Wharf Holdings Ltd.	100,000	711,936

		2,113,938

Energy — 8.9%
Oil & Gas — 8.9%
BG Group PLC	167,935	3,089,119
BP PLC	174,415	1,278,055
ENI SpA (a)	85,622	2,032,685
Repsol YPF SA	97,976	2,318,681
Royal Dutch Shell PLC Class A	176,050	6,714,924

		15,433,464

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 28.0%
Banks — 17.4%
Australia & New Zealand Banking Group Ltd.	87,383	$2,361,110
Banco Popular Espanol SA	196,620	1,196,335
Barclays PLC	629,138	2,317,687
BNP Paribas	51,865	3,429,752
Credit Agricole SA	106,579	1,601,357
Danske Bank A/S	60,345	1,635,396
DnB NOR ASA	64,822	1,212,284
HSBC Holdings PLC	474,528	4,829,439
Industrial & Commercial Bank of China	2,404,000	1,497,174
KBC Groep NV (b)	16,898	892,046
Mitsubishi UFJ Financial Group, Inc.	847,900	4,799,566
Sumitomo Mitsui Financial Group, Inc.	42,900	1,750,648
Turkiye Garanti Bankasi AS	294,146	1,032,012
UBI Banca	176,709	1,472,854

		30,027,660

Diversified Financial — 1.9%
Nomura Holdings, Inc.	283,200	1,680,504
ORIX Corp.	111,100	1,534,324

		3,214,828

Insurance — 7.0%
Assicurazioni Generali SpA	98,954	2,076,901
AXA SA	119,801	2,950,343
ING Groep NV (b)	169,583	2,412,113
Prudential PLC	103,196	2,292,065
Zurich Insurance Group AG	7,742	2,302,160

		12,033,582

Real Estate — 1.2%
Mitsui Fudosan Co. Ltd.	67,000	2,054,591

Real Estate Investment Trusts (REITS) — 0.5%
Goodman Group	212,682	958,914

		48,289,575

Industrial — 9.5%
Building Materials — 2.8%
Compagnie de Saint-Gobain	50,796	2,313,622
Daikin Industries Ltd.	12,900	800,553
Lafarge SA	24,450	1,755,321

		4,869,496

Electrical Components & Equipment — 3.4%
Hitachi Ltd.	475,000	3,615,112
Schneider Electric SE	28,832	2,204,715

		5,819,827

Machinery – Construction & Mining — 1.9%
Rio Tinto PLC	66,135	3,247,095

	Number of Shares	Value
Metal Fabricate & Hardware — 0.8%
Norsk Hydro ASA	241,227	$1,343,985

Transportation — 0.6%
Yamato Holdings Co. Ltd. (a)	55,200	1,028,193

		16,308,596

Technology — 2.6%
Computers — 0.4%
Asustek Computer	79,000	752,113

Office Equipment/Supplies — 0.6%
Ricoh Co. Ltd.	93,900	1,009,648

Semiconductors — 1.1%
Samsung Electronics Co., Ltd.	1,645	1,841,563

Software — 0.5%
Infosys Ltd. Sponsored ADR (India) (a)	14,707	889,626

		4,492,950

Utilities — 4.6%
Electric — 2.2%
Electricite de France (a)	37,202	1,220,081
Enel SpA	484,852	2,558,170

		3,778,251

Gas — 2.0%
Gaz De France	134,978	3,375,896

Water — 0.4%
Suez Environnement Co.	46,558	784,113

		7,938,260

TOTAL COMMON STOCK (Cost $163,350,913)		167,191,270

PREFERRED STOCK — 0.7%
Consumer, Cyclical — 0.7%
Auto Manufacturers — 0.7%
Porsche Automobil Holdings SE 3.230%	15,531	1,243,343

TOTAL PREFERRED STOCK (Cost $1,684,851)		1,243,343

TOTAL EQUITIES (Cost $165,035,764)		168,434,613

RIGHTS — 0.0%
Financial — 0.0%
Banks — 0.0%
Banco Popular Espanol SA, Expires 10/13/14 (b)	196,620	2,732

TOTAL RIGHTS (Cost $2,993)		2,732

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 3.2%
Diversified Financial — 3.2%
State Street Navigator Securities Lending Prime Portfolio (c)	5,395,983	$5,395,983

TOTAL MUTUAL FUNDS (Cost $5,395,983)		5,395,983

TOTAL LONG-TERM INVESTMENTS (Cost $170,434,740)		173,833,328

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (d)	$3,800,884	3,800,884

TOTAL SHORT-TERM INVESTMENTS (Cost $3,800,884)		3,800,884

TOTAL INVESTMENTS — 103.0% (Cost $174,235,624) (e)		177,634,212

Other Assets/(Liabilities) — (3.0)%		(5,114,242)

NET ASSETS — 100.0%		$172,519,970

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $5,140,913 or 2.98% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,800,885. Collateralized by U.S. Government Agency obligations with rates ranging from 2.500% – 4.000%, maturity dates ranging from 5/15/40 – 9/15/40, and an aggregate market value, including accrued interest, of $3,879,374.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 97.7%
Basic Materials — 5.8%
Chemicals — 3.0%
Air Liquide	6,309	$767,033
Air Water, Inc.	3,000	44,672
Akzo Nobel NV	4,336	295,389
Arkema	963	64,124
Asahi Kasei Corp. (a)	24,000	195,013
BASF SE	16,786	1,539,617
Brenntag AG	2,733	134,186
Croda International PLC	2,272	75,340
Daicel Corp.	5,000	53,759
EMS-Chemie Holding AG Registered	137	56,748
Givaudan SA Registered	165	262,919
Hitachi Chemical Co. Ltd.	1,700	29,968
Incitec Pivot Ltd.	27,162	64,141
Israel Chemicals Ltd.	7,241	52,081
Johnson Matthey PLC	3,612	169,956
JSR Corp. (a)	3,400	59,353
K+S AG	3,092	87,868
Kaneka Corp.	4,000	22,368
Kansai Paint Co. Ltd. (a)	4,000	59,784
Koninklijke DSM NV	3,076	189,489
Lanxess AG	1,680	92,884
Linde AG	3,413	655,844
Lonza Group AG Registered	1,038	125,217
Mitsubishi Chemical Holding Corp.	25,000	123,099
Mitsubishi Gas Chemical Co., Inc. (a)	8,000	51,023
Mitsui Chemicals, Inc. (b)	14,000	38,969
Nippon Paint Co. Ltd. (a)	3,000	67,588
Nitto Denko Corp.	2,800	153,709
OCI NV (a) (b)	1,362	41,968
Shin-Etsu Chemical Co. Ltd.	7,600	497,170
Solvay SA Class A	1,038	159,133
Sumitomo Chemical Co. Ltd. (a)	27,000	96,332
Syngenta AG	1,676	531,972
Taiyo Nippon Sanso Corp. (a)	4,000	35,286
Yara International ASA	3,265	163,682

		7,057,684

Forest Products & Paper — 0.2%
Oji Holdings Corp.	17,000	64,376
Stora Enso Oyj Class R	10,192	84,372
Svenska Cellulosa AB Class B	11,116	264,342
UPM-Kymmene OYJ	9,388	133,177

		546,267

Iron & Steel — 0.6%
ArcelorMittal (a)	18,175	249,461
Daido Steel Co. Ltd. (a)	5,000	19,936
Fortescue Metals Group Ltd. (a)	30,719	92,974
Hitachi Metals Ltd.	4,000	71,933

	Number of Shares	Value
JFE Holdings, Inc.	8,600	$171,782
Kobe Steel Ltd.	55,000	89,339
Nippon Steel Corp.	138,000	358,484
ThyssenKrupp AG (b)	8,471	222,432
Voestalpine AG	2,066	81,654
Yamato Kogyo Co. Ltd.	700	23,427

		1,381,422

Mining — 2.0%
Alumina Ltd. (b)	42,626	62,957
Anglo American PLC	25,670	571,655
Antofagasta PLC	8,073	94,187
BHP Billiton Ltd.	58,490	1,720,976
Boliden AB	4,822	77,924
Fresnillo PLC (a)	3,645	44,745
Glencore PLC	194,399	1,075,620
Iluka Resources Ltd. (a)	7,463	51,134
Mitsubishi Materials Corp.	21,000	68,212
Newcrest Mining Ltd. (b)	13,992	128,524
Orica Ltd. (a)	6,617	108,980
Randgold Resources Ltd.	1,523	103,378
Rio Tinto Ltd.	7,883	409,673
Sumitomo Metal Mining Co. Ltd.	9,000	126,877
Umicore SA (a)	1,855	80,981

		4,725,823

		13,711,196

Communications — 7.2%
Advertising — 0.4%
Dentsu, Inc.	4,000	152,449
Hakuhodo DY Holdings, Inc. (a)	3,800	38,487
JCDecaux SA	1,078	34,017
Publicis Groupe	3,283	225,129
WPP PLC	23,912	478,291

		928,373

Internet — 0.3%
ASOS PLC (b)	880	32,098
Dena Co. Ltd. (a)	2,200	28,000
Gree, Inc. (a)	2,000	13,645
Iliad SA	465	97,614
Kakaku.com, Inc. (a)	2,300	32,691
M3, Inc.	4,200	67,452
Rakuten, Inc. (a)	14,000	161,677
SBI Holdings, Inc.	3,742	41,953
Seek Ltd.	5,489	77,470
Trend Micro, Inc.	1,700	57,556
United Internet AG	2,260	96,105
Yahoo! Japan Corp. (a)	27,600	105,047

		811,308

Media — 1.1%
Axel Springer AG	653	35,893
British Sky Broadcasting Group PLC	18,504	263,167

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ITV PLC	69,795	$234,708
Lagardere S.C.A	2,170	57,920
Pearson PLC	14,747	296,230
ProSiebenSat.1 Media AG	3,834	152,606
Reed Elsevier NV	12,620	285,963
Reed Elsevier PLC	20,752	331,231
RTL Group (b)	681	58,327
Singapore Press Holdings Ltd. (a)	29,000	95,481
Sky Deutschland AG (b)	7,940	67,445
Vivendi SA	22,356	538,772
Wolters Kluwer NV	5,386	143,458

		2,561,201

Telecommunications — 5.4%
Alcatel-Lucent (a) (b)	51,361	158,618
Altice SA (b)	1,516	80,208
Belgacom SA (a)	2,717	94,553
Bezeq Israeli Telecommunication Corp. Ltd.	33,602	58,032
BT Group PLC	144,982	888,083
Deutsche Telekom AG	57,068	862,034
Elisa OYJ	2,436	64,470
Eutelsat Communications SA	2,887	93,088
France Telecom SA	33,434	500,881
Hikari Tsushin, Inc. (a)	300	21,347
HKT Trust / HKT Ltd.	44,840	54,159
Inmarsat PLC	7,934	89,859
KDDI Corp.	10,500	631,825
Koninklijke KPN NV (b)	57,895	184,818
Millicom International Cellular SA	1,303	104,342
NICE Systems Ltd.	969	39,429
Nippon Telegraph & Telephone Corp.	6,800	423,207
Nokia Oyj	67,617	575,055
NTT DOCOMO, Inc.	27,600	460,955
PCCW Ltd.	66,136	41,666
SES SA	5,362	185,359
Singapore Telecommunications Ltd.	147,000	436,880
Softbank Corp.	17,500	1,228,444
Spark New Zealand Ltd.	36,950	85,703
StarHub Ltd.	9,000	29,019
Swisscom AG	435	247,122
TDC A/S	14,453	109,425
Tele2 AB	5,538	66,780
Telecom Italia SpA (b)	182,489	208,484
Telecom Italia SpA- RSP	109,198	96,778
Telefonaktiebolaget LM Ericsson Class B	55,833	704,739
Telefonica Deutschland Holding AG (a)	10,632	55,594
Telefonica SA	74,925	1,157,725
Telenet Group Holding NV (b)	995	57,163
Telenor ASA	13,610	298,649
TeliaSonera AB	42,401	292,624
Telstra Corp. Ltd.	79,180	366,313

	Number of Shares	Value
TPG Telecom Ltd.	4,570	$27,254
Vodafone Group PLC	483,324	1,593,194
Ziggo NV	2,709	126,476

		12,800,354

		17,101,236

Consumer, Cyclical — 10.8%
Airlines — 0.2%
All Nippon Airways Co. Ltd. (a)	21,000	48,872
Cathay Pacific Airways Ltd.	19,000	35,046
Deutsche Lufthansa AG	3,913	61,796
easyJet PLC (a)	2,879	66,007
International Consolidated Airlines Group SA (b)	18,663	110,202
Japan Airlines Co. Ltd.	2,000	54,735
Qantas Airways Ltd. (b)	17,203	20,840
Singapore Airlines Ltd.	10,000	77,046

		474,544

Apparel — 0.4%
Adidas AG	3,745	280,120
Asics Corp.	2,800	63,106
Burberry Group PLC	7,862	191,779
Christian Dior SA	996	166,554
Hugo Boss AG	541	67,589
Yue Yuen Industrial Holdings Ltd.	14,000	42,677

		811,825

Auto Manufacturers — 3.5%
Bayerische Motoren Werke AG	6,085	653,327
Daihatsu Motor Co. Ltd. (a)	3,600	56,989
Daimler AG	17,603	1,350,138
Fiat SpA (a) (b)	15,554	149,999
Fuji Heavy Industries Ltd.	10,500	347,595
Hino Motors Ltd. (a)	4,700	65,813
Honda Motor Co. Ltd.	29,700	1,030,144
Isuzu Motors Ltd.	10,500	148,533
Mazda Motor Corp.	9,800	245,982
Mitsubishi Motors Corp.	11,500	139,696
Nissan Motor Co. Ltd. (a)	45,000	439,062
Peugeot SA (b)	6,937	88,652
Renault SA	3,457	249,526
Suzuki Motor Corp.	6,600	219,007
Toyota Motor Corp.	50,200	2,950,101
Volkswagen AG	545	113,079

		8,247,643

Automotive & Parts — 1.2%
Aisin Seiki Co.	3,300	118,772
Bridgestone Corp.	12,100	400,524
Cie Generale des Etablissements Michelin Class B	3,331	313,229
Continental AG	2,038	387,503
Denso Corp.	8,900	410,660
GKN PLC	29,204	149,955

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
JTEKT Corp.	3,500	$58,615
Koito Manufacturing Co. Ltd. (a)	1,900	51,659
NGK Spark Plug Co., Ltd.	3,300	97,295
NHK Spring Co. Ltd.	2,600	25,512
NOK Corp.	1,800	41,343
Nokian Renkaat OYJ (a)	1,931	58,050
Pirelli & C. SpA	4,113	56,785
Stanley Electric Co. Ltd.	2,400	51,954
Sumitomo Electric Industries Ltd.	14,300	211,535
Sumitomo Rubber Industries Ltd.	3,300	46,861
Toyoda Gosei Co. Ltd.	1,100	21,479
Toyota Industries Corp.	3,100	149,935
Valeo SA	1,329	147,407
The Yokohama Rubber Co. Ltd.	4,000	34,643

		2,833,716

Distribution & Wholesale — 1.0%
Hitachi High-Technologies Corp.	1,100	31,623
ITOCHU Corp. (a)	27,600	337,503
Jardine Cycle & Carriage Ltd.	2,000	67,282
Li & Fung Ltd.	106,000	120,224
Marubeni Corp.	31,000	212,357
Mitsubishi Corp.	25,400	520,594
Mitsui & Co. Ltd. (a)	31,500	497,061
Sumitomo Corp. (a)	20,100	221,992
Toyota Tsusho Corp.	3,800	92,681
Wolseley PLC	4,809	252,651

		2,353,968

Entertainment — 0.2%
Oriental Land Co. Ltd.	900	170,337
Tabcorp Holdings Ltd.	13,885	43,819
Tatts Group Ltd.	23,825	65,736
Toho Co. Ltd.	2,100	47,517
William Hill PLC	14,982	89,442

		416,851

Food Services — 0.3%
Compass Group PLC	30,615	494,457
Sodexo	1,669	162,901

		657,358

Home Builders — 0.2%
Daiwa House Industry Co. Ltd.	11,100	199,349
Iida Group Holdings Co. Ltd.	2,700	33,060
Persimmon PLC	5,502	118,256
Sekisui Chemical Co. Ltd.	8,000	91,962
Sekisui House Ltd.	10,000	118,088

		560,715

Home Furnishing — 0.4%
Electrolux AB Series B	4,440	116,704
Panasonic Corp.	40,700	484,538
Sony Corp. (a)	19,500	351,380

		952,622

	Number of Shares	Value
Leisure Time — 0.2%
Carnival PLC	3,358	$133,486
Flight Centre Travel Group Ltd. (a)	960	35,821
Sankyo Co. Ltd. (a)	900	32,268
Sega Sammy Holdings, Inc. (a)	3,300	53,141
Shimano, Inc.	1,400	170,384
Yamaha Corp.	3,200	41,852
Yamaha Motor Co. Ltd.	4,600	90,079

		557,031

Lodging — 0.6%
Accor SA	3,027	133,619
City Developments Ltd. (a)	8,000	60,230
Crown Resorts Ltd. (a)	6,587	79,244
Galaxy Entertainment Group Ltd.	43,000	248,644
Genting Singapore PLC (a)	122,000	108,876
InterContinental Hotels Group PLC	4,201	161,988
MGM China Holdings Ltd.	17,600	50,469
Sands China Ltd.	43,600	226,499
Shangri-La Asia Ltd.	32,000	47,285
SJM Holdings Ltd.	34,000	64,903
Whitbread PLC	3,321	223,556
Wynn Macau Ltd.	30,400	96,802

		1,502,115

Retail — 2.4%
ABC-Mart, Inc.	500	25,530
Aeon Co. Ltd. (a)	10,900	108,744
Cie Financiere Richemont SA	9,564	783,748
Citizen Holdings Co. Ltd.	4,500	29,527
Dixons Carphone PLC	16,971	100,639
Don Quijote Holdings Co. Ltd.	1,000	57,398
FamilyMart Co. Ltd. (a)	1,000	38,191
Fast Retailing Co. Ltd.	1,000	335,107
Harvey Norman Holdings Ltd. (a)	9,444	29,934
Hennes & Mauritz AB Class B	17,354	720,038
Inditex SA	20,169	555,628
Isetan Mitsukoshi Holdings Ltd.	6,300	82,101
J Front Retailing Co. Ltd.	4,500	58,929
Kering	1,364	274,506
Kingfisher PLC	43,291	226,893
Lawson, Inc. (a)	1,200	83,980
Marks & Spencer Group PLC	30,679	200,391
Marui Group Co. Ltd. (a)	4,500	37,087
McDonald’s Holdings Co. Japan Ltd. (a)	1,100	27,195
Next PLC	2,774	296,967
Nitori Holdings Co. Ltd.	1,200	74,344
Pandora A/S	2,020	157,982
Shimamura Co. Ltd. (a)	400	36,788
Sports Direct International PLC (b)	5,861	58,493
Swatch Group AG	555	262,960
The Swatch Group AG	921	80,613
Takashimaya Co. Ltd.	5,000	41,837

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Travis Perkins PLC	4,491	$120,526
USS Co. Ltd.	3,800	58,357
Wesfarmers Ltd.	20,955	770,844
Yamada Denki Co. Ltd. (a)	14,300	41,751

		5,777,028

Storage & Warehousing — 0.0%
Mitsubishi Logistics Corp. (a)	2,000	28,734

Textiles — 0.1%
Kuraray Co. Ltd.	6,100	71,585
Teijin Ltd. (a)	18,000	43,508
Toray Industries, Inc. (a)	26,000	171,985

		287,078

Toys, Games & Hobbies — 0.1%
Bandai Namco Holdings, Inc.	3,000	76,875
Nintendo Co. Ltd.	1,900	206,795
Sanrio Co. Ltd. (a)	1,000	28,934

		312,604

		25,773,832

Consumer, Non-cyclical — 22.5%
Agriculture — 1.5%
British American Tobacco PLC	34,173	1,920,826
Golden Agri-Resources Ltd.	131,000	52,811
Imperial Tobacco Group PLC	17,567	755,662
Japan Tobacco, Inc.	20,200	657,515
Swedish Match AB	3,640	117,532
Wilmar International Ltd.	36,000	87,061

		3,591,407

Beverages — 2.4%
Asahi Group Holdings Ltd.	6,900	199,747
Carlsberg A/S Class B	1,944	172,458
Coca-Cola Amatil Ltd.	9,895	75,901
Coca-Cola HBC AG	3,482	75,092
Diageo PLC	45,922	1,327,787
Heineken Holding NV Class A	1,946	128,527
Heineken NV	4,139	309,114
InBev NV	14,695	1,630,109
Kirin Holdings Co. Ltd.	14,300	190,061
Pernod-Ricard SA	3,854	435,603
Remy Cointreau SA (a)	420	30,234
SABMiller PLC	17,632	979,780
Suntory Beverage & Food Ltd.	2,400	85,170
Treasury Wine Estates Ltd. (a)	11,154	41,348

		5,680,931

Biotechnology — 0.3%
CSL Ltd.	8,619	558,606
Novozymes A/S	4,327	187,358

		745,964

Commercial Services — 1.3%
Abertis Infraestructuras SA	7,159	140,902

	Number of Shares	Value
Adecco SA	3,086	$208,228
Aggreko PLC	4,681	117,016
Atlantia SpA	7,240	178,136
Babcock International Group PLC	8,844	155,779
Benesse Holdings, Inc.	1,200	39,404
Brambles Ltd.	28,401	236,048
Bunzl PLC	5,963	154,927
Bureau Veritas SA	4,402	97,059
Capita PLC	12,040	226,353
Dai Nippon Printing Co. Ltd.	10,000	100,344
Edenred	3,445	84,888
Experian PLC	17,911	284,505
G4S PLC	28,005	113,560
Intertek Group PLC	2,984	126,366
Park24 Co. Ltd.	1,900	30,331
Randstad Holding NV	2,300	106,805
Secom Co. Ltd.	3,800	226,568
Securitas AB Class B	5,456	60,568
SGS SA	103	212,717
Toppan Printing Co. Ltd. (a)	10,000	71,924
Transurban Group	33,253	224,314

		3,196,742

Cosmetics & Personal Care — 0.6%
Beiersdorf AG	1,846	154,187
Kao Corp.	9,400	366,647
L’Oreal	4,609	729,946
Shiseido Co. Ltd. (a)	6,700	110,676
Unicharm Corp.	6,600	150,204

		1,511,660

Foods — 5.0%
Ajinomoto Co., Inc.	11,000	183,198
Aryzta AG	1,607	138,616
Associated British Foods PLC	6,425	278,345
Barry Callebaut AG	41	45,438
Calbee, Inc.	1,200	39,312
Carrefour SA	11,312	348,530
Casino Guichard-Perrachon SA	1,097	117,888
Colruyt SA (a)	1,210	53,298
Danone SA	10,614	708,592
Delhaize Group	1,868	129,694
Distribuidora Internacional de Alimentacion SA	11,700	83,442
First Pacific Co. Ltd.	41,750	43,167
J Sainsbury PLC (a)	22,352	91,003
Jeronimo Martins SGPS SA	4,409	48,393
Kerry Group PLC Class A	2,990	210,841
Kikkoman Corp. (a)	3,000	63,806
Koninklijke Ahold NV	16,720	270,381
Lindt & Spruengli AG	17	84,783
Lindt & Spruengli AG	2	118,588
MEIJI Holdings Co. Ltd. (a)	1,100	87,161
Metcash Ltd. (a)	14,608	33,514

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metro AG (b)	2,968	$97,759
Nestle SA	58,811	4,313,769
NH Foods Ltd.	3,000	63,780
Nisshin Seifun Group, Inc. (a)	3,630	35,784
Nissin Foods Holdings Co. Ltd.	1,100	57,105
Olam International Ltd. (a)	10,000	18,422
Seven & I Holdings Co. Ltd.	13,500	524,113
Tate & Lyle PLC	8,631	82,320
Tesco PLC	146,243	437,487
Toyo Suisan Kaisha Ltd.	2,000	66,413
Unilever NV	29,796	1,184,389
Unilever PLC	23,497	980,788
WM Morrison Supermarkets PLC (a)	36,875	100,584
Woolworths Ltd.	23,075	689,858
Yakult Honsha Co. Ltd. (a)	1,500	78,847
Yamazaki Baking Co. Ltd.	2,000	25,800

		11,935,208

Health Care – Products — 0.9%
Cie Generale d’Optique Essilor International SA	3,660	400,120
Cochlear Ltd. (a)	1,036	62,961
Coloplast A/S Class B	1,959	163,941
Elekta AB (a)	6,750	66,391
Fresenius SE & Co. KGaA	6,815	337,219
Getinge AB Class B	3,460	87,044
Luxottica Group SpA	3,076	159,830
QIAGEN NV (b)	4,019	91,477
Shimadzu Corp.	4,000	34,646
Smith & Nephew PLC	16,113	270,653
Sonova Holding AG	955	152,404
Sysmex Corp.	2,900	116,591
Terumo Corp. (a)	5,600	134,364
William Demant Holding (b)	401	30,760

		2,108,401

Health Care – Services — 0.2%
Fresenius Medical Care AG & Co. KGaA	3,930	274,402
Miraca Holdings, Inc. (a)	1,000	41,377
Ramsay Health Care Ltd.	2,277	99,540
Ryman Healthcare Ltd.	7,512	45,777
Sonic Healthcare Ltd.	7,582	116,218

		577,314

Household Products — 0.6%
Henkel AG & Co. KGaA	2,105	196,736
Husqvarna AB Class B	7,229	50,916
Reckitt Benckiser Group PLC	11,910	1,030,869
Societe BIC SA	485	62,391

		1,340,912

Pharmaceuticals — 9.7%
Actelion Ltd.	1,934	226,747
Alfresa Holdings Corp. (a)	3,200	46,164

	Number of Shares	Value
Astellas Pharma, Inc.	39,300	$585,712
AstraZeneca PLC	23,041	1,650,753
Bayer AG	15,101	2,114,946
Celesio AG	834	27,746
Chugai Pharmaceutical Co. Ltd.	4,100	118,494
Daiichi Sankyo Co. Ltd. (a)	12,000	188,414
Eisai Co. Ltd. (a)	4,500	182,080
GlaxoSmithKline PLC	88,673	2,029,548
Grifols SA	2,587	105,236
Grifols SA Class B	79	2,801
Hisamitsu Pharmaceutical Co., Inc.	1,300	46,736
Kyowa Hakko Kirin Co. Ltd.	4,000	49,102
Medipal Holdings Corp.	2,300	27,973
Merck KGaA	2,342	215,838
Mitsubishi Tanabe Pharma Corp.	4,200	61,651
Novartis AG	41,958	3,951,524
Novo Nordisk A/S	36,672	1,747,362
Ono Pharmaceutical Co. Ltd. (a)	1,500	133,398
Orion OYJ Class B	1,746	68,091
Otsuka Holdings Co. Ltd.	7,100	244,876
Roche Holding AG	12,815	3,794,548
Sanofi	21,654	2,442,900
Santen Pharmaceutical Co. Ltd.	1,400	78,420
Shionogi & Co. Ltd.	5,900	135,462
Shire Ltd.	10,767	930,589
Sumitomo Dainippon Pharma Co. Ltd. (a)	3,100	39,514
Suzuken Co. Ltd.	1,100	31,716
Taisho Pharmaceutical Holdings Co. Ltd. (a)	500	34,262
Takeda Pharmaceutical Co. Ltd.	14,400	626,357
Teva Pharmaceutical Industries Ltd.	15,669	842,765
UCB SA	2,318	210,392

		22,992,117

		53,680,656

Diversified — 1.1%
Holding Company – Diversified — 1.1%
Bollore SA	90	50,998
Exor SpA	1,746	67,484
GEA Group AG	3,242	140,955
Groupe Bruxelles Lambert SA	1,437	131,392
Hutchison Whampoa Ltd.	38,990	471,242
Industrivarden AB Class C	2,350	40,917
Keppel Corp. Ltd.	26,000	213,738
LVMH Moet Hennessy Louis Vuitton SA	5,121	830,119
Noble Group Ltd.	73,000	74,185
NWS Holdings Ltd.	26,872	48,345
Swire Pacific Ltd. Class A	11,500	148,459
TUI Travel PLC	10,811	67,901
Wendel SA	543	61,379
Wharf Holdings Ltd.	27,000	192,223

		2,539,337

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 6.5%
Energy – Alternate Sources — 0.0%
Enel Green Power SpA	31,602	$80,832

Oil & Gas — 6.3%
BG Group PLC	62,243	1,144,943
BP PLC	336,031	2,462,324
Caltex Australia Ltd.	2,466	60,270
ENI SpA (a)	46,549	1,105,083
Galp Energia SGPS SA	6,961	112,931
Idemitsu Kosan Co. Ltd.	1,700	36,107
Inpex Corp.	15,800	223,682
JX Holdings, Inc.	40,600	187,234
Lundin Petroleum AB (b)	3,823	64,429
Neste Oil OYJ (a)	2,061	42,419
OMV AG	2,522	84,840
Repsol YPF SA	18,304	433,179
Royal Dutch Shell PLC Class A	71,680	2,734,029
Royal Dutch Shell PLC Class B	44,495	1,755,237
Santos Ltd.	18,212	217,273
Seadrill Ltd. (a)	6,843	182,686
Showa Shell Sekiyu KK	3,600	34,252
StatoilHydro ASA	20,619	560,999
TonenGeneral Sekiyu KK	5,000	43,733
Total SA (a)	39,061	2,524,433
Transocean Ltd. (a)	6,522	209,593
Tullow Oil PLC	17,168	178,734
Woodside Petroleum Ltd.	13,694	485,556

		14,883,966

Oil & Gas Services — 0.2%
AMEC PLC	5,484	97,623
Fugro NV (a)	1,343	40,615
Petrofac Ltd.	4,782	79,934
Saipem SpA (b)	5,195	109,974
Subsea 7 SA	5,097	72,699
Technip SA	1,802	151,200

		552,045

Pipelines — 0.0%
APA Group	14,132	91,872

		15,608,715

Financial — 24.9%
Banks — 13.7%
Aozora Bank Ltd.	21,000	70,937
Australia & New Zealand Banking Group Ltd.	50,172	1,355,660
Banca Monte dei Paschi di Siena SpA (b)	76,577	100,385
Banco Bilbao Vizcaya Argentaria SA	107,661	1,289,540
Banco Comercial Portugues SA (b)	612,518	78,985
Banco de Sabadell SA (a)	61,831	181,435
Banco Espirito Santo SA (b) (c)	39,664	501
Banco Popolare SC (b)	6,366	92,437

	Number of Shares	Value
Banco Popular Espanol SA	32,078	$195,179
Banco Santander SA	219,453	2,099,452
Bank Hapoalim B.M.	17,735	99,979
Bank Leumi Le-Israel (b)	22,256	90,172
Bank of East Asia Ltd.	23,861	97,018
Bank of Ireland (b)	505,894	198,177
The Bank of Kyoto Ltd.	6,000	49,880
Bank of Queensland Ltd.	6,913	70,108
The Bank of Yokohama Ltd.	21,000	115,598
Bankia SA (b)	81,897	151,713
Barclays PLC	299,937	1,104,941
Bendigo and Adelaide Bank Ltd. (a)	8,097	84,192
BNP Paribas	19,355	1,279,916
BOC Hong Kong Holdings Ltd.	67,500	215,365
CaixaBank	32,170	194,236
CaixaBank	336	2,045
The Chiba Bank Ltd.	13,000	90,530
The Chugoku Bank Ltd.	2,700	39,685
Commerzbank AG (b)	17,396	259,090
Commonwealth Bank of Australia	29,611	1,944,404
Credit Agricole SA	18,671	280,533
Danske Bank A/S	12,232	331,497
DBS Group Holdings, Ltd.	31,000	446,945
Deutsche Bank AG	25,260	886,013
DnB NOR ASA	17,451	326,364
Erste Group Bank AG	5,058	115,299
Fukuoka Financial Group, Inc.	15,000	71,592
The Gunma Bank Ltd.	9,000	51,905
The Hachijuni Bank Ltd.	8,000	48,108
Hang Seng Bank Ltd.	14,300	229,890
The Hiroshima Bank Ltd.	8,000	39,254
Hokuhoku Financial Group, Inc.	23,000	45,030
HSBC Holdings PLC	347,878	3,540,477
Intesa Sanpaolo SpA	213,787	646,633
Intesa Sanpaolo SpA	16,213	43,333
The Iyo Bank Ltd.	4,000	40,521
The Joyo Bank Ltd. (a)	14,000	68,785
Julius Baer Group Ltd.	3,925	175,119
KBC Groep NV (b)	4,677	246,899
Lloyds Banking Group PLC (b)	1,044,219	1,293,912
Mediobanca SpA (b)	11,159	95,170
Mitsubishi UFJ Financial Group, Inc.	232,100	1,313,810
Mizrahi Tefahot Bank Ltd.	2,271	27,151
Mizuho Financial Group, Inc. (a)	420,200	750,989
National Australia Bank Ltd.	43,052	1,221,348
Natixis	17,179	118,157
Nordea Bank AB	55,495	718,981
Oversea-Chinese Banking Corp. Ltd.	52,432	399,826
Raiffeisen Bank International AG	2,166	46,821
Resona Holdings, Inc.	39,200	221,234
Royal Bank of Scotland Group PLC (b)	45,045	268,499
Seven Bank Ltd. (a)	12,400	50,572

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shinsei Bank Ltd.	30,000	$64,343
The Shizuoka Bank Ltd.	10,000	103,032
Skandinaviska Enskilda Banken AB Class A	28,183	374,381
Societe Generale SA	13,233	672,616
Standard Chartered PLC	45,196	832,596
Sumitomo Mitsui Financial Group, Inc.	23,200	946,737
Sumitomo Mitsui Trust Holdings, Inc.	59,000	245,834
Suruga Bank Ltd.	3,800	75,796
Svenska Handelsbanken AB	9,049	423,552
Swedbank AB Class A	16,515	413,754
UBI Banca (a)	15,959	133,017
UniCredit SpA	81,107	635,150
United Overseas Bank Ltd.	23,512	411,987
Westpac Banking Corp.	56,796	1,591,150
Yamaguchi Financial Group, Inc. (a)	4,000	37,813

		32,673,985

Diversified Financial — 2.2%
Aberdeen Asset Management PLC	15,854	102,375
Acom Co. Ltd. (a) (b)	7,900	26,359
Aeon Credit Service Co. Ltd. (a)	1,900	40,816
ASX Ltd.	3,554	111,322
Credit Saison Co. Ltd. (a)	2,500	48,248
Credit Suisse Group	27,807	766,570
Daiwa Securities Group, Inc.	30,000	237,895
Deutsche Boerse AG	3,499	236,230
Eurazeo SA	636	45,762
Hargreaves Lansdown PLC	4,908	74,731
Hong Kong Exchanges and Clearing Ltd.	20,056	432,693
ICAP PLC	9,724	60,799
Investec PLC	9,793	82,173
Japan Exchange Group, Inc. (a)	4,500	106,939
London Stock Exchange Group PLC	4,009	121,179
Macquarie Group Ltd.	5,217	262,461
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,500	44,458
Nomura Holdings, Inc.	67,100	398,170
Old Mutual PLC	88,767	260,262
ORIX Corp.	24,100	332,828
Partners Group Holding AG	294	77,434
Schroders PLC	2,310	89,074
Singapore Exchange Ltd.	15,000	84,825
UBS AG	66,799	1,158,970

		5,202,573

Insurance — 5.5%
Admiral Group PLC	3,359	69,636
Aegon NV	32,316	266,042
Ageas	4,004	132,935
AIA Group Ltd.	220,380	1,137,375

	Number of Shares	Value
Allianz SE	8,344	$1,351,772
AMP Ltd.	53,719	255,875
Assicurazioni Generali SpA	21,234	445,671
Aviva PLC	54,406	458,940
AXA SA	33,270	819,341
Baloise Holding AG	811	103,523
CNP Assurances	2,934	55,239
The Dai-ichi Life Insurance Co. Ltd.	19,200	285,264
Delta Lloyd NV	3,524	84,603
Direct Line Insurance Group PLC	26,922	128,347
Gjensidige Forsikring ASA	3,324	70,263
Hannover Rueck SE	1,023	82,670
ING Groep NV (b)	70,614	1,004,399
Insurance Australia Group Ltd.	44,247	237,238
Legal & General Group PLC	109,610	406,657
Mapfre SA	15,948	56,291
Mitsui Sumitomo Insurance Group Holdings, Inc.	9,100	198,765
Muenchener Rueckversicherungs AG	3,180	629,431
Prudential PLC	46,933	1,042,419
QBE Insurance Group Ltd. (a)	25,364	258,322
RSA Insurance Group PLC (b)	18,256	142,972
Sampo Oyj	8,146	394,549
SCOR SE	2,577	80,396
Sompo Japan Nipponkoa Holdings, Inc.	5,900	143,352
Sony Financial Holdings, Inc.	3,100	50,188
Standard Life PLC	42,793	285,837
Suncorp Group Ltd.	23,153	283,800
Swiss Life Holding AG	579	137,796
Swiss Re AG	6,359	506,406
T&D Holdings, Inc.	10,500	135,007
Tokio Marine Holdings, Inc.	12,800	397,490
Tryg A/S	387	40,131
UnipolSai SpA	16,803	47,238
Vienna Insurance Group AG Wiener Versicherung Gruppe	623	28,066
Zurich Insurance Group AG	2,736	813,577

		13,067,823

Investment Companies — 0.3%
Cheung Kong Infrastructure Holdings Ltd.	11,000	77,315
Delek Group Ltd.	77	29,156
Friends Life Group Ltd.	27,324	136,014
Investment AB Kinnevik Class B	4,233	152,849
Investor AB Class B	8,193	288,224
The Israel Corp. Ltd. (b)	55	30,878
Pargesa Holding SA	548	43,528

		757,964

Real Estate — 1.8%
Aeon Mall Co. Ltd.	1,800	34,404
Capitaland Ltd.	46,000	115,254

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cheung Kong Holdings	25,000	$409,974
Daito Trust Construction Co. Ltd.	1,300	153,640
Deutsche Wohnen AG	4,938	105,523
Global Logistic Properties Ltd.	56,000	118,834
Hang Lung Properties Ltd.	41,000	116,223
Henderson Land Development Co. Ltd.	18,151	117,611
Hulic Co. Ltd.	4,000	42,343
Hysan Development Co. Ltd.	12,035	55,676
IMMOFINANZ AG	18,714	52,913
Keppel Land Ltd.	17,000	46,590
Kerry Properties Ltd.	12,500	41,880
Lend Lease Group	10,169	127,775
Mitsubishi Estate Co. Ltd.	23,000	518,151
Mitsui Fudosan Co. Ltd.	17,000	521,314
New World Development Ltd.	96,740	112,773
Nomura Real Estate Holdings, Inc.	2,000	34,384
NTT Urban Development Corp. (a)	1,900	20,011
REA Group Ltd.	1,221	45,984
Scentre Group (b)	95,710	274,079
Seibu Holdings, Inc.	2,400	47,823
Sino Land Co. Ltd.	60,850	94,666
Sumitomo Realty & Development Co. Ltd.	7,000	249,369
Sun Hung Kai Properties Ltd.	30,258	428,118
Swire Properties Ltd.	19,796	61,888
Swiss Prime Site AG	1,069	79,388
Tokyo Tatemono Co. Ltd.	8,000	64,782
Tokyu Fudosan Holdings Corp.	8,000	54,899
UOL Group Ltd.	10,225	52,895
Wheelock & Co. Ltd.	17,000	81,092

		4,280,256

Real Estate Investment Trusts (REITS) — 1.4%
Ascendas Real Estate Investment Trust	35,000	61,741
British Land Co. PLC	17,117	194,335
CapitaCommercial Trust	39,000	48,767
Capital Shopping Centres Group PLC	16,067	84,032
CapitaMall Trust	42,000	62,887
CFS Retail Property Trust Group	37,394	65,182
Corio NV	1,268	62,069
Dexus Property Group	99,238	96,514
Federation Centres Ltd.	25,832	58,383
Fonciere Des Regions	494	44,440
Gecina SA	565	73,919
Goodman Group	30,323	136,716
GPT Group	30,612	103,501
Hammerson PLC	12,337	114,689
ICADE	676	56,987
Japan Prime Realty Investment Corp.	14	50,434
Japan Real Estate Investment Corp.	24	123,454
Japan Retail Fund Investment Corp.	39	78,516
Klepierre	1,857	81,231
Land Securities Group PLC	14,299	239,979

	Number of Shares	Value
The Link REIT	41,723	$240,756
Mirvac Group	68,300	102,909
Nippon Building Fund, Inc.	26	136,935
Nippon Prologis REIT, Inc. (a)	24	55,732
Segro PLC	12,598	73,858
Stockland	41,525	143,366
Unibail-Rodamco SE	1,697	436,610
Unibail-Rodamco SE	68	17,463
United Urban Investment Corp.	41	62,927
Westfield Corp. (b)	36,010	234,209

		3,342,541

Venture Capital — 0.0%
3i Group PLC	18,047	111,651

		59,436,793

Industrial — 12.8%
Aerospace & Defense — 1.0%
BAE Systems PLC	56,771	433,803
Cobham PLC	20,565	96,519
European Aeronautic Defence and Space Co.	10,821	679,234
Finmeccanica SpA (b)	7,489	72,839
Meggitt PLC	15,626	114,244
Rolls-Royce Holdings PLC	34,591	536,174
Safran SA	4,852	314,146
Thales SA	1,703	90,681
Zodiac Aerospace	3,729	118,913

		2,456,553

Building Materials — 1.1%
Asahi Glass Co. Ltd.	18,000	97,660
Boral Ltd.	14,288	61,862
Compagnie de Saint-Gobain	8,241	375,355
CRH PLC	13,344	303,280
Daikin Industries Ltd.	4,300	266,851
Fletcher Building Ltd.	12,888	88,034
Geberit AG Registered	691	222,597
HeidelbergCement AG	2,477	163,672
Holcim Ltd.	4,209	305,408
Imerys SA	636	46,785
James Hardie Industries NV	7,503	78,691
Lafarge SA	3,385	243,017
Lixil Group Corp.	4,800	102,636
Rinnai Corp.	800	66,283
Sika AG	42	145,055
Taiheiyo Cement Corp.	22,000	82,665
TOTO Ltd. (a)	5,000	55,024

		2,704,875

Electrical Components & Equipment — 1.2%
Brother Industries Ltd.	4,200	77,787
Casio Computer Co. Ltd. (a)	3,400	56,738
Hitachi Ltd.	87,000	662,136
Legrand SA	4,758	246,781

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mitsubishi Electric Corp.	35,000	$466,633
OSRAM Licht AG (b)	1,712	63,700
Prysmian SpA	3,594	66,333
Schneider Electric SE	253	19,226
Schneider Electric SE	9,307	711,684
Sharp Corp. (a) (b)	26,000	74,055
Toshiba Corp.	74,000	343,189

		2,788,262

Electronics — 1.6%
Advantest Corp. (a)	3,100	40,002
Fanuc Corp.	3,500	632,047
Hamamatsu Photonics KK	1,300	61,909
Hirose Electric Co. Ltd. (a)	600	74,128
Hoya Corp.	7,900	265,517
Ibiden Co. Ltd.	2,700	52,636
Japan Display, Inc. (a) (b)	5,900	28,585
Keyence Corp.	800	348,023
Koninklijke Philips Electronics NV	17,499	557,101
Kyocera Corp.	5,700	265,906
Mabuchi Motor Co. Ltd.	500	43,683
Murata Manufacturing Co. Ltd.	3,700	421,079
NEC Corp.	46,000	159,158
NGK Insulators Ltd.	5,000	119,382
Nidec Corp. (a)	3,600	243,747
Nippon Electric Glass Co. Ltd.	8,000	38,996
Omron Corp.	3,700	168,231
Rexel Promesses	5,420	100,815
Yaskawa Electric Corp. (a)	4,000	54,223
Yokogawa Electric Corp. (a)	3,800	50,114

		3,725,282

Energy – Alternate Sources — 0.1%
Vestas Wind Systems A/S (b)	4,118	159,874

Engineering & Construction — 1.3%
ABB Ltd.	40,267	900,937
ACS Actividades de Construccion y Servicios SA	3,155	120,423
Aeroports de Paris	520	62,156
Aker Solutions ASA (b) (d)	3,020	30,084
Auckland International Airport Ltd.	16,061	48,232
Boskalis Westminster	1,579	88,343
Bouygues SA	3,405	109,626
Chiyoda Corp. (a)	3,000	33,151
Ferrovial SA (a)	7,349	141,961
Fraport AG Frankfurt Airport Services Worldwide	723	47,513
Hochtief AG	355	24,390
JGC Corp.	4,000	109,267
Kajima Corp.	15,000	71,850
Leighton Holdings Ltd. (a)	1,777	29,942
Obayashi Corp.	13,000	89,096
SembCorp Industries Ltd.	17,000	69,038
Shimizu Corp.	11,000	86,829

	Number of Shares	Value
Singapore Technologies Engineering Ltd.	28,000	$79,995
Skanska AB	6,744	138,916
Sydney Airport	18,507	68,979
Taisei Corp.	21,000	118,611
Vinci SA	8,980	519,940
WorleyParsons Ltd.	3,732	49,898

		3,039,177

Environmental Controls — 0.0%
Kurita Water Industries Ltd. (a)	1,700	37,902

Hand & Machine Tools — 0.4%
Fuji Electric Co. Ltd.	12,000	58,161
Makita Corp.	2,200	124,487
Sandvik AB	19,332	216,816
Schindler Holding AG	792	107,193
Schindler Holding AG	367	48,892
SMC Corp.	1,000	276,155
Techtronic Industries Co.	22,903	66,135
THK Co. Ltd.	2,200	54,824

		952,663

Machinery – Construction & Mining — 1.4%
Atlas Copco AB Class A Shares	12,292	351,367
Atlas Copco AB Class B	7,389	191,105
BHP Billiton PLC	38,645	1,072,933
Hitachi Construction Machinery Co. Ltd. (a)	2,100	42,320
Komatsu Ltd.	17,200	398,124
Rio Tinto PLC	23,264	1,142,216

		3,198,065

Machinery – Diversified — 1.0%
Alstom SA (b)	3,916	133,740
Amada Co. Ltd.	6,000	57,336
Andritz AG	1,277	68,080
CNH Industrial NV (a)	16,814	133,725
Hexagon AB Class B	4,903	154,975
IHI Corp.	25,000	129,626
Kawasaki Heavy Industries Ltd.	25,000	99,940
Kone OYJ (a)	5,851	234,790
Kubota Corp. (a)	20,000	315,228
MAN SE	610	68,604
Metso OYJ	2,119	75,274
Mitsubishi Heavy Industries Ltd.	55,000	354,201
Nabtesco Corp.	2,100	50,387
Sumitomo Heavy Industries Ltd.	11,000	61,954
Volvo AB Class B	27,962	301,874
The Weir Group PLC	4,110	166,083
Zardoya Otis SA (a)	3,144	38,888

		2,444,705

Manufacturing — 1.3%
Alfa Laval AB (a)	6,185	131,969
ALS Ltd. (a)	6,339	29,042

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FUJIFILM Holdings Corp.	8,600	$263,276
IMI PLC	4,939	98,061
Konica Minolta Holdings, Inc.	8,500	92,092
Melrose Industries PLC	18,026	71,958
Nikon Corp. (a)	5,900	85,341
Olympus Corp. (b)	4,600	165,298
Orkla ASA	14,959	135,367
Siemens AG	14,487	1,726,654
Smiths Group PLC	7,604	155,754
Sulzer AG	453	55,711
Wartsila OYJ Abp	2,634	117,834

		3,128,357

Metal Fabricate & Hardware — 0.4%
Assa Abloy AB Series B	6,231	319,532
Maruichi Steel Tube Ltd.	900	22,118
Norsk Hydro ASA	24,058	134,038
NSK Ltd.	9,000	128,298
SKF AB Class B	7,569	158,023
Tenaris SA	8,517	194,147
Vallourec SA	1,890	86,710

		1,042,866

Packaging & Containers — 0.2%
Amcor Ltd.	21,976	218,153
Rexam PLC	12,998	103,596
Toyo Seikan Kaisha Ltd.	3,000	37,220

		358,969

Shipbuilding — 0.0%
SembCorp Marine Ltd. (a)	15,000	43,858
Yangzijiang Shipbuilding Holdings Ltd.	33,000	30,479

		74,337

Transportation — 1.8%
AP Moeller — Maersk A/S Class A	71	163,234
AP Moeller — Maersk A/S Class B	129	305,657
Asciano Group	19,340	102,039
Aurizon Holdings Ltd.	40,445	160,124
Central Japan Railway Co.	2,600	350,370
ComfortDelGro Corp. Ltd.	35,000	65,747
Deutsche Post AG	17,418	557,031
DSV A/S	3,342	93,888
East Japan Railway	6,100	457,503
Groupe Eurotunnel SA	9,404	114,562
Hankyu Hanshin Holdings, Inc.	20,000	116,319
Hutchison Port Holdings Trust	94,000	65,591
Kamigumi Co. Ltd.	4,000	37,950
Keikyu Corp.	9,000	75,211
Keio Corp.	11,000	81,395
Keisei Electric Railway Co. Ltd.	5,000	50,094
Kintetsu Corp. (a)	35,000	117,809
Koninklijke Vopak NV (a)	1,295	69,726
Kuehne & Nagel International AG	993	125,275

	Number of Shares	Value
Mitsui OSK Lines Ltd. (a)	20,000	$63,875
MTR Corp.	26,033	102,108
Nagoya Railroad Co. Ltd. (a)	18,000	72,243
Nippon Express Co. Ltd.	18,000	75,499
Nippon Yusen KK	29,000	76,542
Odakyu Electric Railway Co. Ltd. (a)	11,000	100,657
Royal Mail PLC	11,841	75,277
TNT Express NV	7,426	46,722
Tobu Railway Co. Ltd.	19,000	95,687
Tokyu Corp.	22,000	144,324
Toll Holdings Ltd. (a)	12,004	59,055
West Japan Railway Co.	3,200	142,990
Yamato Holdings Co. Ltd.	6,500	121,073

		4,285,577

		30,397,464

Technology — 2.3%
Computers — 0.4%
Atos Origin SA	1,441	104,388
Cap Gemini SA	2,642	189,226
Computershare Ltd.	8,216	87,521
Fujitsu LTD	34,000	209,468
Gemalto NV (a)	216	19,829
Gemalto NV (a)	1,193	109,317
Itochu Techno-Solutions Corp.	300	12,613
NTT Data Corp.	2,200	78,942
Otsuka Corp.	900	35,795
TDK Corp.	2,400	134,108

		981,207

Office Equipment/Supplies — 0.4%
Canon, Inc.	20,900	679,719
Ricoh Co. Ltd.	12,800	137,630
Seiko Epson Corp.	2,300	110,609

		927,958

Semiconductors — 0.7%
ARM Holdings PLC	25,229	367,606
ASM Pacific Technology Ltd.	3,800	37,637
ASML Holding NV	6,573	652,379
Infineon Technologies AG	20,439	211,530
Rohm Co. Ltd.	1,800	113,374
STMicroelectronics NV	11,940	91,833
Tokyo Electron Ltd.	3,100	201,480

		1,675,839

Software — 0.8%
Amadeus IT Holding SA Class A	6,914	257,536
Dassault Systemes SA	2,299	147,144
GungHo Online Entertainment, Inc. (a)	6,900	32,948
Konami Corp. (a)	1,900	39,634
Nexon Co. Ltd.	2,400	19,815
Nomura Research Institute Ltd.	2,100	67,978
Oracle Corp.	600	23,425

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Sage Group PLC	20,119	$118,936
SAP SE	16,851	1,215,134
Xero Ltd. (b)	1,080	18,234

		1,940,784

		5,525,788

Utilities — 3.8%
Electric — 2.6%
AGL Energy Ltd.	11,931	141,315
AusNet Services	38,598	46,007
Chubu Electric Power Co., Inc. (b)	11,700	134,382
The Chugoku Electric Power Co., Inc.	5,100	65,495
CLP Holdings Ltd.	33,999	272,441
Contact Energy Ltd.	6,246	29,153
E.ON AG	36,772	673,154
EDP — Energias de Portugal SA	40,613	176,691
Electric Power Development Co. Ltd.	2,100	68,480
Electricite de France (a)	4,332	142,073
Enel SpA	121,212	639,537
Fortum OYJ	8,013	194,770
Hokuriku Electric Power Co.	3,400	44,704
HongKong Electric Holdings	25,000	221,440
Iberdrola SA	93,619	668,807
The Kansai Electric Power Co., Inc. (b)	12,900	122,211
Kyushu Electric Power (a) (b)	8,000	86,274
National Grid PLC	68,139	977,000
Origin Energy Ltd.	20,030	261,619
Red Electrica Corp. SA	2,100	181,215
RWE AG	9,088	354,634
Scottish & Southern Energy PLC	17,706	442,062
Shikoku Electric Power Co., Inc. (b)	3,300	42,203
Terna Rete Elettrica Nazionale SpA	27,132	135,991
Tohoku Electric Power Co., Inc.	7,900	89,830
The Tokyo Electric Power Co., Inc. (b)	24,900	87,244

		6,298,732

Gas — 1.0%
Centrica PLC	90,175	448,419
Enagas SA	3,756	120,878
Gas Natural SDG SA	6,208	182,261
Gaz De France	26,567	664,460
Hong Kong & China Gas Co. Ltd.	114,720	248,478
Osaka Gas Co. Ltd.	34,000	136,315
Snam Rete Gas SpA	38,328	211,281
Toho Gas Co. Ltd. (a)	8,000	45,163
Tokyo Gas Co. Ltd.	43,000	241,868

		2,299,123

Water — 0.2%
Severn Trent PLC	4,250	128,795
Suez Environnement Co.	5,610	94,481
United Utilities Group PLC	12,971	169,104

	Number of Shares	Value
Veolia Environnement SA	8,217	$144,220

		536,600

		9,134,455

TOTAL COMMON STOCK (Cost $204,619,104)		232,909,472

PREFERRED STOCK — 0.6%
Consumer, Cyclical — 0.4%
Auto Manufacturers — 0.4%
Bayerische Motoren Werke AG 4.220%	1,012	82,273
Porsche Automobil Holdings SE 3.230%	2,786	223,035
Volkswagen AG 2.550%	2,993	621,364

		926,672

Consumer, Non-cyclical — 0.2%
Household Products — 0.2%
Henkel AG & Co. KGaA 1.610%	3,186	318,146

Energy — 0.0%
Oil & Gas — 0.0%
Fuchs Petrolub AG 2.370%	1,274	48,382

TOTAL PREFERRED STOCK (Cost $1,192,039)		1,293,200

TOTAL EQUITIES (Cost $205,811,143)		234,202,672

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Fiat SpA, Expires 10/06/14 (a) (b) (c)	15,554	-

Financial — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 10/13/14 (b)	107,661	10,742
Banco Popular Espanol SA, Expires 10/13/14 (b)	32,078	446

		11,188

TOTAL RIGHTS (Cost $11,431)		11,188

MUTUAL FUNDS — 4.6%
Diversified Financial — 4.6%
iShares MSCI EAFE Index Fund	2,645	169,598
State Street Navigator Securities Lending Prime Portfolio (e)	10,748,035	10,748,035

		10,917,633

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

		Value

TOTAL MUTUAL FUNDS (Cost $10,923,288)		$10,917,633

TOTAL LONG-TERM INVESTMENTS (Cost $216,745,862)		245,131,493

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (f)	$1,276,420	1,276,420

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	71,394	71,394

TOTAL SHORT-TERM INVESTMENTS (Cost $1,347,814)		1,347,814

TOTAL INVESTMENTS — 103.4% (Cost $218,093,676) (g)		246,479,307

Other Assets/(Liabilities) —(3.4)%		(8,056,643)

NET ASSETS — 100.0%		$238,422,664

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $10,200,554 or 4.28% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2014, these securities amounted to a value of $501 or 0.00% of net assets.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $30,084 or 0.01% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $1,276,421. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 9/15/40, and an aggregate market value, including accrued interest, of $1,304,094.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.6%
Basic Materials — 5.0%
Chemicals — 3.7%
Air Liquide	54,431	$6,617,603
Akzo Nobel NV	82,696	5,633,641
Givaudan SA Registered	205	326,657
Linde AG	28,294	5,436,993
Shin-Etsu Chemical Co. Ltd.	43,200	2,826,017
Solvay SA Class A	17,788	2,727,026

		23,567,937

Forest Products & Paper — 0.2%
UPM-Kymmene OYJ	83,753	1,188,110

Mining — 1.1%
First Quantum Minerals Ltd.	68,459	1,321,562
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	41,692	777,556
Orica Ltd. (a)	287,908	4,741,766

		6,840,884

		31,596,931

Communications — 4.4%
Advertising — 2.1%
Publicis Groupe	40,573	2,782,264
WPP PLC	520,006	10,401,218

		13,183,482

Media — 0.6%
British Sky Broadcasting Group PLC	27,688	393,783
ProSiebenSat.1 Media AG	67,916	2,703,278
Thomson Reuters Corp.	19,100	695,816

		3,792,877

Telecommunications — 1.7%
KDDI Corp.	19,900	1,197,458
Koninklijke KPN NV (b)	563,660	1,799,374
KT Corp.	21,883	711,992
Nippon Telegraph & Telephone Corp.	29,400	1,829,746
Singapore Telecommunications Ltd.	338,500	1,006,012
Singapore Telecommunications Ltd.	165,000	495,492
Telecom Italia SpA (b)	631,502	721,457
Vodafone Group PLC	1,046,966	3,451,142

		11,212,673

		28,189,032

Consumer, Cyclical — 15.4%
Airlines — 0.4%
Japan Airlines Co. Ltd.	57,600	1,576,369

	Number of Shares	Value
Ryanair Holdings PLC Sponsored ADR (Ireland) (b)	18,254	$1,030,073

		2,606,442

Apparel — 0.8%
Christian Dior SA	5,800	969,892
Global Brands Group Holding Ltd. (b)	7,869,600	1,740,093
Prada SpA	426,600	2,575,102

		5,285,087

Auto Manufacturers — 5.4%
Bayerische Motoren Werke AG	39,800	4,273,196
Daimler AG	83,104	6,374,019
Honda Motor Co. Ltd.	376,900	13,072,763
Renault SA	26,399	1,905,477
Toyota Motor Corp.	147,900	8,691,632

		34,317,087

Automotive & Parts — 1.4%
Delphi Automotive PLC	38,759	2,377,477
Denso Corp.	142,800	6,589,015

		8,966,492

Distribution & Wholesale — 1.3%
Li & Fung Ltd.	3,667,600	4,159,763
Mitsui & Co. Ltd. (a)	116,400	1,836,758
Wolseley PLC	42,327	2,223,739

		8,220,260

Food Services — 1.7%
Compass Group PLC	581,373	9,389,640
Sodexo	14,580	1,423,069

		10,812,709

Home Builders — 0.2%
Daiwa House Industry Co. Ltd.	81,500	1,463,686

Home Furnishing — 0.5%
Electrolux AB Series B	75,753	1,991,151
Sony Corp. (a)	52,900	953,230

		2,944,381

Leisure Time — 0.1%
Yamaha Motor Co. Ltd.	44,000	861,628

Lodging — 0.5%
InterContinental Hotels Group PLC	31,466	1,213,310
Melco Crown Entertainment Ltd. ADR (Cayman Islands)	41,500	1,091,035
Sands China Ltd.	152,000	789,629

		3,093,974

Retail — 3.1%
Cie Financiere Richemont SA	55,500	4,548,097
Hennes & Mauritz AB Class B	140,812	5,842,454
Kering	19,400	3,904,269

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Yum! Brands, Inc.	73,603	$5,297,944

		19,592,764

		98,164,510

Consumer, Non-cyclical — 22.8%
Agriculture — 1.1%
British American Tobacco PLC	22,603	1,270,489
Japan Tobacco, Inc.	156,800	5,103,876
Swedish Match AB	10,300	332,578

		6,706,943

Beverages — 4.0%
Carlsberg A/S Class B	17,498	1,552,297
Diageo PLC	293,031	8,472,691
Heineken Holding NV Class A	28,000	1,849,307
Heineken NV	37,339	2,788,599
Pernod-Ricard SA	84,537	9,554,889
SABMiller PLC	26,465	1,470,615

		25,688,398

Commercial Services — 2.2%
Adecco SA	41,000	2,766,471
Experian PLC	268,200	4,260,191
G4S PLC	8,600	34,873
Hays PLC	565,012	1,059,342
Meitec Corp.	13,000	386,684
Randstad Holding NV	107,295	4,982,448
Secom Co. Ltd.	10,700	637,968

		14,127,977

Cosmetics & Personal Care — 0.8%
Beiersdorf AG	60,187	5,027,122

Foods — 5.4%
Danone SA	152,278	10,166,099
Koninklijke Ahold NV	33,061	534,633
Loblaw Cos. Ltd. (a)	64,584	3,232,227
Nestle SA	231,060	16,948,181
NH Foods Ltd.	41,000	871,653
Seven & I Holdings Co. Ltd.	35,900	1,393,752
Tesco PLC	404,000	1,208,570

		34,355,115

Health Care – Products — 0.9%
Sonova Holding AG	18,840	3,006,592
Terumo Corp.	117,800	2,826,451

		5,833,043

Household Products — 1.0%
Reckitt Benckiser Group PLC	75,826	6,563,109

Pharmaceuticals — 7.4%
AstraZeneca PLC	28,360	2,031,828
Bayer AG	132,089	18,499,512
GlaxoSmithKline PLC	122,800	2,810,646
Merck KGaA	56,248	5,183,798
Novartis AG	36,206	3,409,812

	Number of Shares	Value
Otsuka Holdings Co. Ltd.	29,800	$1,027,788
Roche Holding AG	23,867	7,067,068
Sanofi	25,059	2,827,036
Valeant Pharmaceuticals International, Inc. (b)	31,920	4,187,904

		47,045,392

		145,347,099

Diversified — 1.7%
Holding Company – Diversified — 1.7%
Exor SpA	9,100	351,719
Hutchison Whampoa Ltd.	98,000	1,184,450
LVMH Moet Hennessy Louis Vuitton SA	55,496	8,995,952
Wharf Holdings Ltd.	84,000	598,026

		11,130,147

Energy — 4.1%
Oil & Gas — 3.8%
BG Group PLC	421,910	7,760,921
BP PLC	147,802	1,083,044
ENI SpA (a)	72,327	1,717,059
Inpex Corp.	285,100	4,036,192
Reliance Industries Ltd.	132,583	2,020,371
Repsol YPF SA	82,762	1,958,629
Royal Dutch Shell PLC Class A	148,713	5,672,233

		24,248,449

Oil & Gas Services — 0.3%
Saipem SpA (b)	104,528	2,212,772

		26,461,221

Financial — 22.0%
Banks — 11.3%
Australia & New Zealand Banking Group Ltd.	74,535	2,013,954
Banco Popular Espanol SA	166,626	1,013,836
Barclays PLC	1,443,813	5,318,877
BNP Paribas	133,113	8,802,556
Credit Agricole SA	90,313	1,356,959
Danske Bank A/S	51,226	1,388,264
DBS Group Holdings, Ltd.	398,000	5,738,194
DnB NOR ASA	57,239	1,070,468
HSBC Holdings PLC	1,218,216	12,398,215
Industrial & Commercial Bank of China	2,031,000	1,264,876
Intesa Sanpaolo SpA	1,596,900	4,830,077
Itau Unibanco Holding SA Sponsored ADR (Brazil)	197,263	2,738,010
Julius Baer Group Ltd.	70,824	3,159,898
Kasikornbank PCL	139,800	1,008,079
KBC Groep NV (b)	14,274	753,525
Lloyds Banking Group PLC (b)	3,636,900	4,506,554
Mitsubishi UFJ Financial Group, Inc.	716,300	4,054,640

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sberbank of Russia Sponsored ADR (Russia)	163,264	$1,284,561
Standard Chartered PLC	320,541	5,904,974
Sumitomo Mitsui Financial Group, Inc.	36,400	1,485,398
Turkiye Garanti Bankasi AS	250,662	879,448
UBI Banca (a)	149,766	1,248,287

		72,219,650

Diversified Financial — 4.7%
BM&F BOVESPA SA	129,694	592,902
Credit Suisse Group	315,805	8,705,956
Daiwa Securities Group, Inc.	597,000	4,734,107
Housing Development Finance Corp.	213,983	3,642,822
Nomura Holdings, Inc.	241,600	1,433,650
ORIX Corp.	93,900	1,296,787
Schroders PLC	74,200	2,861,168
Schroders PLC	300	9,181
UBS AG	380,101	6,594,796

		29,871,369

Insurance — 5.6%
AIA Group Ltd.	1,077,800	5,562,493
Allianz SE	31,200	5,054,563
AMP Ltd.	599,257	2,854,389
Assicurazioni Generali SpA	83,589	1,754,412
AXA SA	101,199	2,492,231
ING Groep NV (b)	604,723	8,601,452
Prudential PLC	184,505	4,098,002
Willis Group Holdings PLC	80,600	3,336,840
Zurich Insurance Group AG	6,540	1,944,734

		35,699,116

Real Estate — 0.3%
Mitsui Fudosan Co. Ltd.	57,000	1,747,935

Real Estate Investment Trusts (REITS) — 0.1%
Goodman Group	179,658	810,019

		140,348,089

Industrial — 13.9%
Aerospace & Defense — 1.4%
Meggitt PLC	217,400	1,589,450
MTU Aero Engines AG	13,954	1,189,610
Rolls-Royce Holdings PLC	180,830	2,802,937
Safran SA	45,900	2,971,824

		8,553,821

Building Materials — 1.1%
Compagnie de Saint-Gobain	43,042	1,960,447
Daikin Industries Ltd.	10,900	676,436
Holcim Ltd.	42,400	3,076,570
Lafarge SA	20,856	1,497,300

		7,210,753

	Number of Shares	Value
Electrical Components & Equipment — 2.3%
Hitachi Ltd.	402,000	$3,059,526
Legrand SA	45,202	2,344,476
Schneider Electric SE	117,300	8,969,653

		14,373,655

Electronics — 3.0%
Fanuc Corp.	20,700	3,738,106
Hon Hai Precision Industry Co. Ltd.	645,495	2,032,556
Hoya Corp.	194,300	6,530,365
Koninklijke Philips Electronics NV	119,764	3,812,827
Kyocera Corp.	68,900	3,214,203

		19,328,057

Hand & Machine Tools — 0.2%
Schindler Holding AG	10,500	1,421,122

Machinery – Construction & Mining — 1.4%
Atlas Copco AB Class B	63,700	1,647,502
Rio Tinto PLC	142,533	6,998,084

		8,645,586

Machinery – Diversified — 0.7%
CNH Industrial NV (a)	570,100	4,534,128

Manufacturing — 1.2%
Olympus Corp. (b)	48,600	1,746,411
Smiths Group PLC	284,756	5,832,697

		7,579,108

Metal Fabricate & Hardware — 0.6%
Norsk Hydro ASA	204,389	1,138,744
SKF AB Class B	138,800	2,897,818

		4,036,562

Transportation — 2.0%
Canadian National Railway Co.	93,094	6,605,950
Kuehne & Nagel International AG	42,718	5,389,241
Yamato Holdings Co. Ltd.	46,600	868,004

		12,863,195

		88,545,987

Technology — 5.6%
Computers — 0.4%
Asustek Computer	67,000	637,868
NCR Corp. (b)	49,572	1,656,200

		2,294,068

Internet — 0.3%
Check Point Software Technologies Ltd. (a) (b)	30,017	2,078,377

Office Equipment/Supplies — 0.6%
Canon, Inc.	89,500	2,910,757
Ricoh Co. Ltd.	79,600	855,889

		3,766,646

Semiconductors — 2.3%
Samsung Electronics Co., Ltd.	7,435	8,323,417

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	311,250	$6,281,025

		14,604,442

Software — 2.0%
Amadeus IT Holding SA Class A	81,323	3,029,161
Dassault Systemes SA	26,391	1,689,115
Infosys Ltd. Sponsored ADR (India) (a)	12,460	753,705
SAP SE	100,894	7,275,519

		12,747,500

		35,491,033

Utilities — 1.7%
Electric — 0.5%
Electricite de France (a)	31,518	1,033,668
Enel SpA	410,855	2,167,748

		3,201,416

Gas — 1.1%
Gaz De France	283,737	7,096,464

Water — 0.1%
Suez Environnement Co.	39,329	662,365

		10,960,245

TOTAL COMMON STOCK (Cost $557,049,699)		616,234,294

PREFERRED STOCK — 0.2%
Consumer, Cyclical — 0.2%
Auto Manufacturers — 0.2%
Porsche Automobil Holdings SE 3.230%	13,184	1,055,453

TOTAL PREFERRED STOCK (Cost $1,429,409)		1,055,453

TOTAL EQUITIES (Cost $558,479,108)		617,289,747

RIGHTS — 0.0%
Financial — 0.0%
Banks — 0.0%
Banco Popular Espanol SA, Expires 10/13/14 (b)	166,626	2,315

TOTAL RIGHTS (Cost $2,536)		2,315

	Number of Shares	Value
MUTUAL FUNDS — 2.2%
Diversified Financial — 2.2%
State Street Navigator Securities Lending Prime Portfolio (c)	13,988,337	$13,988,337

TOTAL MUTUAL FUNDS (Cost $13,988,337)		13,988,337

TOTAL LONG-TERM INVESTMENTS (Cost $572,469,981)		631,280,399

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (d)	$16,897,741	16,897,741

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	69,146	69,146

TOTAL SHORT-TERM INVESTMENTS (Cost $16,966,887)		16,966,887

TOTAL INVESTMENTS — 101.6% (Cost $589,436,868) (e)		648,247,286

Other Assets/(Liabilities) — (1.6)%		(10,064,103)

NET ASSETS — 100.0%		$638,183,183

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $13,354,112 or 2.09% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $16,897,746. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 9/15/40 –10/15/40, and an aggregate market value, including accrued interest, of $17,239,958.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 30.0%
MassMutual Premier Disciplined Growth Fund, Class I (a)	593,576	$7,645,256
MassMutual Premier Disciplined Value Fund, Class I (a)	485,277	7,643,119
MassMutual Premier Focused International Fund, Class I (a)	46,470	574,368
MassMutual Premier International Equity Fund, Class I (a)	117,327	1,688,341
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	275,375	3,334,786
MassMutual Select Blue Chip Growth Fund, Class I (a)	81,106	1,440,442
MassMutual Select Diversified International Fund, Class I (a)	222,453	1,619,459
MassMutual Select Diversified Value Fund, Class I (a)	107,494	1,557,582
MassMutual Select Focused Value Fund, Class I (a)	185,110	4,505,585
MassMutual Select Fundamental Growth Fund, Class I (a)	164,335	1,441,220
MassMutual Select Fundamental Value Fund, Class I (a)	90,479	1,286,612
MassMutual Select Growth Opportunities Fund, Class I (a)	104,707	1,247,062
MassMutual Select Large Cap Value Fund, Class I (a)	119,198	1,139,528
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	83,036	1,575,199
MassMutual Select Mid-Cap Value Fund, Class I (a)	124,433	1,880,190
MassMutual Select Overseas Fund, Class I (a)	601,796	5,121,282
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	25,553	463,779
MassMutual Select Small Cap Value Equity Fund, Class I (a)	86,145	1,241,350
MassMutual Select Small Company Growth Fund, Class I (a)	32,091	383,803
MassMutual Select Small Company Value Fund, Class I (a)	15,810	248,065
MM MSCI EAFE International Index Fund, Class I (a)	345,367	4,586,475
MM Russell 2000 Small Cap Index Fund, Class I (a)	114,551	1,412,413
MM S&P Mid Cap Index Fund, Class I (a)	180,330	2,308,222
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,479,470	4,172,107

	Number of Shares	Value
Oppenheimer Developing Markets Fund, Class I (a)	56,840	$2,187,211
Oppenheimer Global Real Estate Fund, Class I (a)	246,696	2,590,308
Oppenheimer Real Estate Fund, Class I (a)	74,437	1,943,554

		65,237,318

Fixed Income Funds — 70.1%
Babson Global Floating Rate Fund, Class Y (a)	120,489	1,208,508
MassMutual Premier Core Bond Fund, Class I (a)	5,728,627	65,478,207
MassMutual Premier High Yield Fund, Class I (a)	324,025	3,292,096
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,611,340	17,015,755
MassMutual Premier Money Market Fund, Class R5 (a)	1,413,932	1,413,932
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,998,846	31,487,881
MassMutual Select Total Return Bond Fund, Class I (a)	1,271,797	13,264,842
MassMutual Select Strategic Bond Fund, Class I (a)	1,049,436	10,882,656
Oppenheimer International Bond Fund, Class I (a)	1,356,185	8,137,111

		152,180,988

TOTAL MUTUAL FUNDS (Cost $215,702,956)		217,418,306

TOTAL LONG-TERM INVESTMENTS (Cost $215,702,956)		217,418,306

TOTAL INVESTMENTS — 100.1% (Cost $215,702,956) (c)		217,418,306

Other Assets/(Liabilities) — (0.1)%		(156,717)

NET ASSETS — 100.0%		$217,261,589

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 58.5%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,993,601	$25,677,579
MassMutual Premier Disciplined Value Fund, Class I (a)	1,630,899	25,686,658
MassMutual Premier Focused International Fund, Class I (a)	203,403	2,514,057
MassMutual Premier International Equity Fund, Class I (a)	494,407	7,114,510
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	791,942	9,590,423
MassMutual Select Blue Chip Growth Fund, Class I (a)	446,359	7,927,342
MassMutual Select Diversified International Fund, Class I (a)	938,171	6,829,883
MassMutual Select Diversified Value Fund, Class I (a)	592,351	8,583,159
MassMutual Select Focused Value Fund, Class I (a)	469,055	11,416,810
MassMutual Select Fundamental Growth Fund, Class I (a)	905,034	7,937,151
MassMutual Select Fundamental Value Fund, Class I (a)	498,087	7,082,791
MassMutual Select Growth Opportunities Fund, Class I (a)	576,482	6,865,906
MassMutual Select Large Cap Value Fund, Class I (a)	657,206	6,282,885
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	378,792	7,185,693
MassMutual Select Mid-Cap Value Fund, Class I (a)	567,813	8,579,653
MassMutual Select Overseas Fund, Class I (a)	2,541,595	21,628,974
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	109,811	1,993,069
MassMutual Select Small Cap Value Equity Fund, Class I (a)	367,332	5,293,251
MassMutual Select Small Company Growth Fund, Class I (a)	136,461	1,632,068
MassMutual Select Small Company Value Fund, Class I (a)	67,754	1,063,058
MM MSCI EAFE International Index Fund, Class I (a)	1,464,808	19,452,645
MM Russell 2000 Small Cap Index Fund, Class I (a)	488,112	6,018,422
MM S&P Mid Cap Index Fund, Class I (a)	822,348	10,526,050
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	4,222,408	11,907,192

	Number of Shares	Value
Oppenheimer Developing Markets Fund, Class I (a)	172,922	$6,654,030
Oppenheimer Global Real Estate Fund, Class I (a)	727,634	7,640,153
Oppenheimer Real Estate Fund, Class I (a)	220,523	5,757,865

		248,841,277

Fixed Income Funds — 41.6%
Babson Global Floating Rate Fund, Class Y (a)	248,800	2,495,469
MassMutual Premier Core Bond Fund, Class I (a)	6,959,595	79,548,169
MassMutual Premier High Yield Fund, Class I (a)	677,375	6,882,128
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,837,867	19,407,874
MassMutual Premier Money Market Fund, Class R5 (a)	753,571	753,571
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,576,910	27,057,556
MassMutual Select Total Return Bond Fund, Class I (a)	1,548,267	16,148,420
MassMutual Select Strategic Bond Fund, Class I (a)	1,272,749	13,198,412
Oppenheimer International Bond Fund, Class I (a)	1,881,277	11,287,660

		176,779,259

TOTAL MUTUAL FUNDS (Cost $412,280,240)		425,620,536

TOTAL LONG-TERM INVESTMENTS (Cost $412,280,240)		425,620,536

TOTAL INVESTMENTS — 100.1% (Cost $412,280,240) (c)		425,620,536

Other Assets/(Liabilities) — (0.1)%		(288,582)

NET ASSETS — 100.0%		$425,331,954

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 83.4%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,866,837	$24,044,863
MassMutual Premier Disciplined Value Fund, Class I (a)	1,527,416	24,056,809
MassMutual Premier Focused International Fund, Class I (a)	248,561	3,072,213
MassMutual Premier International Equity Fund, Class I (a)	604,139	8,693,559
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	853,285	10,333,286
MassMutual Select Blue Chip Growth Fund, Class I (a)	647,148	11,493,354
MassMutual Select Diversified International Fund, Class I (a)	1,143,527	8,324,877
MassMutual Select Diversified Value Fund, Class I (a)	859,162	12,449,264
MassMutual Select Focused Value Fund, Class I (a)	359,189	8,742,664
MassMutual Select Fundamental Growth Fund, Class I (a)	1,312,196	11,507,956
MassMutual Select Fundamental Value Fund, Class I (a)	721,906	10,265,498
MassMutual Select Growth Opportunities Fund, Class I (a)	835,768	9,954,002
MassMutual Select Large Cap Value Fund, Class I (a)	953,255	9,113,120
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	384,798	7,299,617
MassMutual Select Mid-Cap Value Fund, Class I (a)	576,816	8,715,689
MassMutual Select Overseas Fund, Class I (a)	3,132,197	26,654,995
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	143,545	2,605,345
MassMutual Select Small Cap Value Equity Fund, Class I (a)	478,791	6,899,377
MassMutual Select Small Company Growth Fund, Class I (a)	177,428	2,122,041
MassMutual Select Small Company Value Fund, Class I (a)	88,413	1,387,206
MM MSCI EAFE International Index Fund, Class I (a)	1,787,344	23,735,934
MM Russell 2000 Small Cap Index Fund, Class I (a)	636,241	7,844,855
MM S&P Mid Cap Index Fund, Class I (a)	835,322	10,692,123
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	4,406,511	12,426,360

	Number of Shares	Value
Oppenheimer Developing Markets Fund, Class I (a)	188,931	$7,270,046
Oppenheimer Global Real Estate Fund, Class I (a)	756,642	7,944,742
Oppenheimer Real Estate Fund, Class I (a)	229,884	6,002,280

		283,652,075

Fixed Income Funds — 16.7%
Babson Global Floating Rate Fund, Class Y (a)	325,449	3,264,249
MassMutual Premier Core Bond Fund, Class I (a)	1,693,852	19,360,725
MassMutual Premier High Yield Fund, Class I (a)	926,748	9,415,759
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	524,864	5,542,559
MassMutual Premier Money Market Fund, Class R5 (a)	342,369	342,369
MassMutual Premier Short-Duration Bond Fund, Class I (a)	466,393	4,897,130
MassMutual Select Total Return Bond Fund, Class I (a)	359,909	3,753,854
MassMutual Select Strategic Bond Fund, Class I (a)	326,077	3,381,421
Oppenheimer International Bond Fund, Class I (a)	1,149,537	6,897,219

		56,855,285

TOTAL MUTUAL FUNDS (Cost $324,718,124)		340,507,360

TOTAL LONG-TERM INVESTMENTS (Cost $324,718,124)		340,507,360

TOTAL INVESTMENTS — 100.1% (Cost $324,718,124) (c)		340,507,360

Other Assets/(Liabilities) — (0.1)%		(234,784)

NET ASSETS — 100.0%		$340,272,576

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 97.0%
MassMutual Premier Disciplined Growth Fund, Class I (a)	540,307	$6,959,160
MassMutual Premier Disciplined Value Fund, Class I (a)	442,027	6,961,920
MassMutual Premier Focused International Fund, Class I (a)	93,087	1,150,551
MassMutual Premier International Equity Fund, Class I (a)	228,866	3,293,381
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	324,892	3,934,445
MassMutual Select Blue Chip Growth Fund, Class I (a)	299,592	5,320,756
MassMutual Select Diversified International Fund, Class I (a)	431,743	3,143,092
MassMutual Select Diversified Value Fund, Class I (a)	397,870	5,765,143
MassMutual Select Focused Value Fund, Class I (a)	128,412	3,125,555
MassMutual Select Fundamental Growth Fund, Class I (a)	607,507	5,327,840
MassMutual Select Fundamental Value Fund, Class I (a)	334,104	4,750,958
MassMutual Select Growth Opportunities Fund, Class I (a)	386,896	4,607,926
MassMutual Select Large Cap Value Fund, Class I (a)	441,483	4,220,578
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	147,573	2,799,467
MassMutual Select Mid-Cap Value Fund, Class I (a)	221,243	3,342,987
MassMutual Select Overseas Fund, Class I (a)	1,176,181	10,009,299
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	57,354	1,040,971
MassMutual Select Small Cap Value Equity Fund, Class I (a)	190,747	2,748,669
MassMutual Select Small Company Growth Fund, Class I (a)	70,580	844,142
MassMutual Select Small Company Value Fund, Class I (a)	35,289	553,689
MM MSCI EAFE International Index Fund, Class I (a)	675,060	8,964,801
MM Russell 2000 Small Cap Index Fund, Class I (a)	253,451	3,125,047
MM S&P Mid Cap Index Fund, Class I (a)	320,388	4,100,965
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,513,952	4,269,344

	Number of Shares	Value
Oppenheimer Developing Markets Fund, Class I (a)	72,759	$2,799,781
Oppenheimer Global Real Estate Fund, Class I (a)	266,122	2,794,282
Oppenheimer Real Estate Fund, Class I (a)	81,029	2,115,669

		108,070,418

Fixed Income Funds — 3.1%
Babson Global Floating Rate Fund, Class Y (a)	15,686	157,335
MassMutual Premier Core Bond Fund, Class I (a)	102,444	1,170,932
MassMutual Premier High Yield Fund, Class I (a)	30,567	310,562
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	47,932	506,165
MassMutual Premier Money Market Fund, Class R5 (a)	111,146	111,146
MassMutual Premier Short-Duration Bond Fund, Class I (a)	23,164	243,220
MassMutual Select Total Return Bond Fund, Class I (a)	21,186	220,971
MassMutual Select Strategic Bond Fund, Class I (a)	20,670	214,344
Oppenheimer International Bond Fund, Class I (a)	80,291	481,745

		3,416,420

TOTAL MUTUAL FUNDS (Cost $106,708,399)		111,486,838

TOTAL LONG-TERM INVESTMENTS (Cost $106,708,399)		111,486,838

TOTAL INVESTMENTS — 100.1% (Cost $106,708,399) (c)		111,486,838

Other Assets/(Liabilities) — (0.1)%		(75,413)

NET ASSETS — 100.0%		$111,411,425

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 35.4%
MassMutual Premier Disciplined Growth Fund, Class I (a)	284,576	$3,665,336
MassMutual Premier Disciplined Value Fund, Class I (a)	232,765	3,666,050
MassMutual Premier Focused International Fund, Class I (a)	21,389	264,372
MassMutual Premier International Equity Fund, Class I (a)	52,522	755,792
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	134,722	1,631,488
MassMutual Select Blue Chip Growth Fund, Class I (a)	37,666	668,942
MassMutual Select Diversified International Fund, Class I (a)	100,072	728,521
MassMutual Select Diversified Value Fund, Class I (a)	50,059	725,352
MassMutual Select Focused Value Fund, Class I (a)	92,910	2,261,424
MassMutual Select Fundamental Growth Fund, Class I (a)	76,370	669,766
MassMutual Select Fundamental Value Fund, Class I (a)	41,957	596,628
MassMutual Select Growth Opportunities Fund, Class I (a)	48,636	579,260
MassMutual Select Large Cap Value Fund, Class I (a)	55,576	531,308
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	35,600	675,336
MassMutual Select Mid-Cap Value Fund, Class I (a)	53,367	806,368
MassMutual Select Overseas Fund, Class I (a)	268,708	2,286,706
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	11,614	210,790
MassMutual Select Small Cap Value Equity Fund, Class I (a)	38,335	552,403
MassMutual Select Small Company Growth Fund, Class I (a)	14,092	168,539
MassMutual Select Small Company Value Fund, Class I (a)	7,115	111,641
MM MSCI EAFE International Index Fund, Class I (a)	155,825	2,069,354
MM Russell 2000 Small Cap Index Fund, Class I (a)	50,943	628,123
MM S&P Mid Cap Index Fund, Class I (a)	77,265	988,994
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	751,141	2,118,218

	Number of Shares	Value
Oppenheimer Developing Markets Fund, Class I (a)	28,874	$1,111,087
Oppenheimer Global Real Estate Fund, Class I (a)	122,994	1,291,439
Oppenheimer Real Estate Fund, Class I (a)	37,690	984,091

		30,747,328

Fixed Income Funds — 64.7%
Babson Global Floating Rate Fund, Class Y (a)	38,250	383,645
MassMutual Premier Core Bond Fund, Class I (a)	1,680,815	19,211,721
MassMutual Premier High Yield Fund, Class I (a)	106,594	1,083,000
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,156,377	12,211,339
MassMutual Premier Money Market Fund, Class R5 (a)	630,506	630,506
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,203,542	12,637,188
MassMutual Select Total Return Bond Fund, Class I (a)	371,719	3,877,033
MassMutual Select Strategic Bond Fund, Class I (a)	308,229	3,196,339
Oppenheimer International Bond Fund, Class I (a)	499,014	2,994,086

		56,224,857

TOTAL MUTUAL FUNDS (Cost $86,574,499)		86,972,185

TOTAL LONG-TERM INVESTMENTS (Cost $86,574,499)		86,972,185

TOTAL INVESTMENTS — 100.1% (Cost $86,574,499) (c)		86,972,185

Other Assets/(Liabilities) — (0.1)%		(83,355)

NET ASSETS — 100.0%		$86,888,830

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 45.0%
MassMutual Premier Disciplined Growth Fund, Class I (a)	387,018	$4,984,795
MassMutual Premier Disciplined Value Fund, Class I (a)	316,509	4,985,023
MassMutual Premier Focused International Fund, Class I (a)	36,059	445,687
MassMutual Premier International Equity Fund, Class I (a)	88,931	1,279,723
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	155,575	1,884,014
MassMutual Select Blue Chip Growth Fund, Class I (a)	57,497	1,021,146
MassMutual Select Diversified International Fund, Class I (a)	168,537	1,226,949
MassMutual Select Diversified Value Fund, Class I (a)	76,394	1,106,942
MassMutual Select Focused Value Fund, Class I (a)	105,912	2,577,909
MassMutual Select Fundamental Growth Fund, Class I (a)	116,602	1,022,599
MassMutual Select Fundamental Value Fund, Class I (a)	64,088	911,336
MassMutual Select Growth Opportunities Fund, Class I (a)	74,242	884,223
MassMutual Select Large Cap Value Fund, Class I (a)	84,777	810,464
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	69,765	1,323,434
MassMutual Select Mid-Cap Value Fund, Class I (a)	104,629	1,580,939
MassMutual Select Overseas Fund, Class I (a)	454,828	3,870,584
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	20,297	368,395
MassMutual Select Small Cap Value Equity Fund, Class I (a)	67,311	969,957
MassMutual Select Small Company Growth Fund, Class I (a)	24,834	297,012
MassMutual Select Small Company Value Fund, Class I (a)	12,470	195,648
MM MSCI EAFE International Index Fund, Class I (a)	262,926	3,491,659
MM Russell 2000 Small Cap Index Fund, Class I (a)	89,422	1,102,578
MM S&P Mid Cap Index Fund, Class I (a)	151,511	1,939,340
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	842,356	2,375,445

	Number of Shares	Value
Oppenheimer Developing Markets Fund, Class I (a)	33,314	$1,281,928
Oppenheimer Global Real Estate Fund, Class I (a)	142,166	1,492,739
Oppenheimer Real Estate Fund, Class I (a)	43,394	1,133,010

		44,563,478

Fixed Income Funds — 55.1%
Babson Global Floating Rate Fund, Class Y (a)	53,773	539,346
MassMutual Premier Core Bond Fund, Class I (a)	1,848,377	21,126,952
MassMutual Premier High Yield Fund, Class I (a)	151,144	1,535,627
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,085,023	11,457,843
MassMutual Premier Money Market Fund, Class R5 (a)	316,313	316,313
MassMutual Premier Short-Duration Bond Fund, Class I (a)	843,747	8,859,343
MassMutual Select Total Return Bond Fund, Class I (a)	410,326	4,279,704
MassMutual Select Strategic Bond Fund, Class I (a)	337,555	3,500,442
Oppenheimer International Bond Fund, Class I (a)	507,196	3,043,177

		54,658,747

TOTAL MUTUAL FUNDS (Cost $98,438,723)		99,222,225

TOTAL LONG-TERM INVESTMENTS (Cost $98,438,723)		99,222,225

TOTAL INVESTMENTS — 100.1% (Cost $98,438,723) (c)		99,222,225

Other Assets/(Liabilities) — (0.1)%		(87,550)

NET ASSETS — 100.0%		$99,134,675

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 53.4%
MassMutual Premier Disciplined Growth Fund, Class I (a)	248,259	$3,197,578
MassMutual Premier Disciplined Value Fund, Class I (a)	202,975	3,196,854
MassMutual Premier Focused International Fund, Class I (a)	25,036	309,448
MassMutual Premier International Equity Fund, Class I (a)	60,844	875,550
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	93,463	1,131,835
MassMutual Select Blue Chip Growth Fund, Class I (a)	44,821	796,023
MassMutual Select Diversified International Fund, Class I (a)	115,702	842,309
MassMutual Select Diversified Value Fund, Class I (a)	59,925	868,310
MassMutual Select Focused Value Fund, Class I (a)	61,914	1,506,976
MassMutual Select Fundamental Growth Fund, Class I (a)	90,954	797,668
MassMutual Select Fundamental Value Fund, Class I (a)	49,636	705,819
MassMutual Select Growth Opportunities Fund, Class I (a)	57,824	688,688
MassMutual Select Large Cap Value Fund, Class I (a)	66,573	636,440
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	48,326	916,748
MassMutual Select Mid-Cap Value Fund, Class I (a)	72,524	1,095,832
MassMutual Select Overseas Fund, Class I (a)	310,841	2,645,257
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	14,626	265,465
MassMutual Select Small Cap Value Equity Fund, Class I (a)	46,098	664,278
MassMutual Select Small Company Growth Fund, Class I (a)	16,414	196,314
MassMutual Select Small Company Value Fund, Class I (a)	8,737	137,085
MM MSCI EAFE International Index Fund, Class I (a)	181,559	2,411,110
MM Russell 2000 Small Cap Index Fund, Class I (a)	61,263	755,367
MM S&P Mid Cap Index Fund, Class I (a)	104,902	1,342,750
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	524,195	1,478,229

	Number of Shares	Value
Oppenheimer Developing Markets Fund, Class I (a)	20,588	$792,207
Oppenheimer Global Real Estate Fund, Class I (a)	87,166	915,247
Oppenheimer Real Estate Fund, Class I (a)	27,694	723,098

		29,892,485

Fixed Income Funds — 46.7%
Babson Global Floating Rate Fund, Class Y (a)	26,642	267,220
MassMutual Premier Core Bond Fund, Class I (a)	888,912	10,160,261
MassMutual Premier High Yield Fund, Class I (a)	90,716	921,674
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	518,937	5,479,970
MassMutual Premier Money Market Fund, Class R5 (a)	112,367	112,367
MassMutual Premier Short-Duration Bond Fund, Class I (a)	366,181	3,844,903
MassMutual Select Total Return Bond Fund, Class I (a)	197,961	2,064,734
MassMutual Select Strategic Bond Fund, Class I (a)	160,910	1,668,634
Oppenheimer International Bond Fund, Class I (a)	263,333	1,580,001

		26,099,764

TOTAL MUTUAL FUNDS (Cost $56,363,880)		55,992,249

TOTAL LONG-TERM INVESTMENTS (Cost $56,363,880)		55,992,249

TOTAL INVESTMENTS — 100.1% (Cost $56,363,880) (c)		55,992,249

Other Assets/(Liabilities) — (0.1)%		(43,954)

NET ASSETS — 100.0%		$55,948,295

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 67.0%
MassMutual Premier Disciplined Growth Fund, Class I (a)	2,630,102	$33,875,716
MassMutual Premier Disciplined Value Fund, Class I (a)	2,150,784	33,874,846
MassMutual Premier Focused International Fund, Class I (a)	278,728	3,445,072
MassMutual Premier International Equity Fund, Class I (a)	683,828	9,840,282
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,086,634	13,159,140
MassMutual Select Blue Chip Growth Fund, Class I (a)	722,606	12,833,486
MassMutual Select Diversified International Fund, Class I (a)	1,294,705	9,425,449
MassMutual Select Diversified Value Fund, Class I (a)	961,578	13,933,268
MassMutual Select Focused Value Fund, Class I (a)	576,101	14,022,310
MassMutual Select Fundamental Growth Fund, Class I (a)	1,465,467	12,852,145
MassMutual Select Fundamental Value Fund, Class I (a)	804,334	11,437,636
MassMutual Select Growth Opportunities Fund, Class I (a)	933,128	11,113,553
MassMutual Select Large Cap Value Fund, Class I (a)	1,067,595	10,206,211
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	494,813	9,386,598
MassMutual Select Mid-Cap Value Fund, Class I (a)	742,250	11,215,394
MassMutual Select Overseas Fund, Class I (a)	3,513,172	29,897,095
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	154,141	2,797,653
MassMutual Select Small Cap Value Equity Fund, Class I (a)	504,695	7,272,651
MassMutual Select Small Company Growth Fund, Class I (a)	184,598	2,207,789
MassMutual Select Small Company Value Fund, Class I (a)	94,052	1,475,676
MM MSCI EAFE International Index Fund, Class I (a)	2,027,464	26,924,717
MM Russell 2000 Small Cap Index Fund, Class I (a)	670,392	8,265,936
MM S&P Mid Cap Index Fund, Class I (a)	1,074,386	13,752,143
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	5,811,273	16,387,791

	Number of Shares	Value
Oppenheimer Developing Markets Fund, Class I (a)	235,432	$9,059,443
Oppenheimer Global Real Estate Fund, Class I (a)	993,259	10,429,222
Oppenheimer Real Estate Fund, Class I (a)	306,104	7,992,380

		347,083,602

Fixed Income Funds — 33.1%
Babson Global Floating Rate Fund, Class Y (a)	339,147	3,401,644
MassMutual Premier Core Bond Fund, Class I (a)	5,289,428	60,458,158
MassMutual Premier High Yield Fund, Class I (a)	1,021,281	10,376,211
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	3,405,217	35,959,093
MassMutual Premier Money Market Fund, Class R5 (a)	750,089	750,089
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,434,415	25,561,359
MassMutual Select Total Return Bond Fund, Class I (a)	1,162,221	12,121,961
MassMutual Select Strategic Bond Fund, Class I (a)	973,993	10,100,311
Oppenheimer International Bond Fund, Class I (a)	2,163,171	12,979,024

		171,707,850

TOTAL MUTUAL FUNDS (Cost $507,560,845)		518,791,452

TOTAL LONG-TERM INVESTMENTS (Cost $507,560,845)		518,791,452

TOTAL INVESTMENTS — 100.1% (Cost $507,560,845) (c)		518,791,452

Other Assets/(Liabilities) — (0.1)%		(359,678)

NET ASSETS — 100.0%		$518,431,774

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 75.9%
MassMutual Premier Disciplined Growth Fund, Class I (a)	489,342	$6,302,721
MassMutual Premier Disciplined Value Fund, Class I (a)	399,769	6,296,364
MassMutual Premier Focused International Fund, Class I (a)	54,730	676,463
MassMutual Premier International Equity Fund, Class I (a)	147,551	2,123,261
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	220,249	2,667,220
MassMutual Select Blue Chip Growth Fund, Class I (a)	153,654	2,728,896
MassMutual Select Diversified International Fund, Class I (a)	274,192	1,996,117
MassMutual Select Diversified Value Fund, Class I (a)	205,992	2,984,824
MassMutual Select Focused Value Fund, Class I (a)	99,826	2,429,764
MassMutual Select Fundamental Growth Fund, Class I (a)	311,883	2,735,214
MassMutual Select Fundamental Value Fund, Class I (a)	170,089	2,418,669
MassMutual Select Growth Opportunities Fund, Class I (a)	198,361	2,362,477
MassMutual Select Large Cap Value Fund, Class I (a)	229,020	2,189,430
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	96,763	1,835,598
MassMutual Select Mid-Cap Value Fund, Class I (a)	145,414	2,197,202
MassMutual Select Overseas Fund, Class I (a)	739,364	6,291,985
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	35,883	651,281
MassMutual Select Small Cap Value Equity Fund, Class I (a)	111,763	1,610,505
MassMutual Select Small Company Growth Fund, Class I (a)	39,464	471,990
MassMutual Select Small Company Value Fund, Class I (a)	21,427	336,196
MM MSCI EAFE International Index Fund, Class I (a)	431,800	5,734,309
MM Russell 2000 Small Cap Index Fund, Class I (a)	148,231	1,827,687
MM S&P Mid Cap Index Fund, Class I (a)	210,152	2,689,945
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,149,493	3,241,571

	Number of Shares	Value
Oppenheimer Developing Markets Fund, Class I (a)	42,576	$1,638,340
Oppenheimer Global Real Estate Fund, Class I (a)	190,425	1,999,460
Oppenheimer Real Estate Fund, Class I (a)	61,078	1,594,742

		70,032,231

Fixed Income Funds — 24.2%
Babson Global Floating Rate Fund, Class Y (a)	74,250	744,724
MassMutual Premier Core Bond Fund, Class I (a)	606,341	6,930,482
MassMutual Premier High Yield Fund, Class I (a)	284,194	2,887,408
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	405,709	4,284,283
MassMutual Premier Money Market Fund, Class R5 (a)	95,896	95,896
MassMutual Premier Short-Duration Bond Fund, Class I (a)	238,358	2,502,761
MassMutual Select Total Return Bond Fund, Class I (a)	127,726	1,332,183
MassMutual Select Strategic Bond Fund, Class I (a)	112,888	1,170,650
Oppenheimer International Bond Fund, Class I (a)	389,839	2,339,035

		22,287,422

TOTAL MUTUAL FUNDS (Cost $93,534,121)		92,319,653

TOTAL LONG-TERM INVESTMENTS (Cost $93,534,121)		92,319,653

TOTAL INVESTMENTS — 100.1% (Cost $93,534,121) (c)		92,319,653

Other Assets/(Liabilities) — (0.1)%		(56,856)

NET ASSETS — 100.0%		$92,262,797

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 82.1%
MassMutual Premier Disciplined Growth Fund, Class I (a)	2,648,869	$34,117,427
MassMutual Premier Disciplined Value Fund, Class I (a)	2,166,427	34,121,222
MassMutual Premier Focused International Fund, Class I (a)	359,400	4,442,187
MassMutual Premier International Equity Fund, Class I (a)	881,008	12,677,709
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,234,978	14,955,589
MassMutual Select Blue Chip Growth Fund, Class I (a)	959,420	17,039,299
MassMutual Select Diversified International Fund, Class I (a)	1,665,512	12,124,926
MassMutual Select Diversified Value Fund, Class I (a)	1,276,999	18,503,714
MassMutual Select Focused Value Fund, Class I (a)	515,082	12,537,086
MassMutual Select Fundamental Growth Fund, Class I (a)	1,946,028	17,066,669
MassMutual Select Fundamental Value Fund, Class I (a)	1,067,792	15,184,008
MassMutual Select Growth Opportunities Fund, Class I (a)	1,238,489	14,750,399
MassMutual Select Large Cap Value Fund, Class I (a)	1,417,564	13,551,908
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	558,859	10,601,564
MassMutual Select Mid-Cap Value Fund, Class I (a)	838,138	12,664,268
MassMutual Select Overseas Fund, Class I (a)	4,548,886	38,711,018
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	214,637	3,895,662
MassMutual Select Small Cap Value Equity Fund, Class I (a)	702,173	10,118,315
MassMutual Select Small Company Growth Fund, Class I (a)	256,735	3,070,553
MassMutual Select Small Company Value Fund, Class I (a)	130,958	2,054,738
MM MSCI EAFE International Index Fund, Class I (a)	2,607,616	34,629,147
MM Russell 2000 Small Cap Index Fund, Class I (a)	932,685	11,500,003
MM S&P Mid Cap Index Fund, Class I (a)	1,213,272	15,529,883
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	6,384,783	18,005,088

	Number of Shares	Value
Oppenheimer Developing Markets Fund, Class I (a)	271,714	$10,455,554
Oppenheimer Global Real Estate Fund, Class I (a)	1,087,068	11,414,217
Oppenheimer Real Estate Fund, Class I (a)	335,238	8,753,069

		412,475,222

Fixed Income Funds — 18.0%
Babson Global Floating Rate Fund, Class Y (a)	486,803	4,882,639
MassMutual Premier Core Bond Fund, Class I (a)	2,232,525	25,517,756
MassMutual Premier High Yield Fund, Class I (a)	1,503,192	15,272,429
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,498,129	15,820,239
MassMutual Premier Money Market Fund, Class R5 (a)	488,439	488,439
MassMutual Premier Short-Duration Bond Fund, Class I (a)	740,262	7,772,748
MassMutual Select Total Return Bond Fund, Class I (a)	466,658	4,867,244
MassMutual Select Strategic Bond Fund, Class I (a)	428,285	4,441,320
Oppenheimer International Bond Fund, Class I (a)	1,884,617	11,307,705

		90,370,519

TOTAL MUTUAL FUNDS (Cost $489,357,801)		502,845,741

TOTAL LONG-TERM INVESTMENTS (Cost $489,357,801)		502,845,741

TOTAL INVESTMENTS — 100.1% (Cost $489,357,801) (c)		502,845,741

Other Assets/(Liabilities) — (0.1)%		(332,675)

NET ASSETS — 100.0%		$502,513,066

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 85.9%
MassMutual Premier Disciplined Growth Fund, Class I (a)	334,604	$4,309,704
MassMutual Premier Disciplined Value Fund, Class I (a)	273,450	4,306,836
MassMutual Premier Focused International Fund, Class I (a)	47,567	587,932
MassMutual Premier International Equity Fund, Class I (a)	121,501	1,748,405
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	170,466	2,064,341
MassMutual Select Blue Chip Growth Fund, Class I (a)	140,826	2,501,070
MassMutual Select Diversified International Fund, Class I (a)	228,112	1,660,652
MassMutual Select Diversified Value Fund, Class I (a)	188,465	2,730,855
MassMutual Select Focused Value Fund, Class I (a)	69,481	1,691,168
MassMutual Select Fundamental Growth Fund, Class I (a)	285,838	2,506,799
MassMutual Select Fundamental Value Fund, Class I (a)	155,856	2,216,276
MassMutual Select Growth Opportunities Fund, Class I (a)	181,691	2,163,936
MassMutual Select Large Cap Value Fund, Class I (a)	209,506	2,002,880
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	76,899	1,458,772
MassMutual Select Mid-Cap Value Fund, Class I (a)	115,549	1,745,941
MassMutual Select Overseas Fund, Class I (a)	614,678	5,230,908
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	31,267	567,499
MassMutual Select Small Cap Value Equity Fund, Class I (a)	97,930	1,411,173
MassMutual Select Small Company Growth Fund, Class I (a)	34,689	414,879
MassMutual Select Small Company Value Fund, Class I (a)	18,641	292,477
MM MSCI EAFE International Index Fund, Class I (a)	358,535	4,761,339
MM Russell 2000 Small Cap Index Fund, Class I (a)	129,967	1,602,492
MM S&P Mid Cap Index Fund, Class I (a)	167,024	2,137,903
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	859,356	2,423,384
Oppenheimer Developing Markets Fund, Class I (a)	35,867	1,380,174

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	144,330	$1,515,467
Oppenheimer Real Estate Fund, Class I (a)	46,123	1,204,272

		56,637,534

Fixed Income Funds — 14.2%
Babson Global Floating Rate Fund, Class Y (a)	39,831	399,502
MassMutual Premier Core Bond Fund, Class I (a)	247,517	2,829,121
MassMutual Premier High Yield Fund, Class I (a)	146,489	1,488,325
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	139,985	1,478,245
MassMutual Premier Money Market Fund, Class R5 (a)	59,959	59,959
MassMutual Premier Short-Duration Bond Fund, Class I (a)	79,047	829,998
MassMutual Select Total Return Bond Fund, Class I (a)	51,547	537,632
MassMutual Select Strategic Bond Fund, Class I (a)	46,340	480,550
Oppenheimer International Bond Fund, Class I (a)	207,307	1,243,843

		9,347,175

TOTAL MUTUAL FUNDS (Cost $66,676,524)		65,984,709

TOTAL LONG-TERM INVESTMENTS (Cost $66,676,524)		65,984,709

TOTAL INVESTMENTS — 100.1% (Cost $66,676,524) (c)		65,984,709

Other Assets/(Liabilities) — (0.1)%		(46,558)

NET ASSETS — 100.0%		$65,938,151

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 87.1%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,441,540	$18,567,039
MassMutual Premier Disciplined Value Fund, Class I (a)	1,179,182	18,572,120
MassMutual Premier Focused International Fund, Class I (a)	231,903	2,866,324
MassMutual Premier International Equity Fund, Class I (a)	567,413	8,165,070
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	799,430	9,681,099
MassMutual Select Blue Chip Growth Fund, Class I (a)	708,814	12,588,532
MassMutual Select Diversified International Fund, Class I (a)	1,072,334	7,806,594
MassMutual Select Diversified Value Fund, Class I (a)	943,093	13,665,411
MassMutual Select Focused Value Fund, Class I (a)	322,274	7,844,144
MassMutual Select Fundamental Growth Fund, Class I (a)	1,437,679	12,608,444
MassMutual Select Fundamental Value Fund, Class I (a)	789,325	11,224,195
MassMutual Select Growth Opportunities Fund, Class I (a)	915,169	10,899,666
MassMutual Select Large Cap Value Fund, Class I (a)	1,046,954	10,008,879
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	364,467	6,913,933
MassMutual Select Mid-Cap Value Fund, Class I (a)	546,581	8,258,846
MassMutual Select Overseas Fund, Class I (a)	2,925,940	24,899,747
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	142,573	2,587,703
MassMutual Select Small Cap Value Equity Fund, Class I (a)	467,824	6,741,341
MassMutual Select Small Company Growth Fund, Class I (a)	171,470	2,050,779
MassMutual Select Small Company Value Fund, Class I (a)	87,179	1,367,844
MM MSCI EAFE International Index Fund, Class I (a)	1,678,437	22,289,648
MM Russell 2000 Small Cap Index Fund, Class I (a)	621,393	7,661,777
MM S&P Mid Cap Index Fund, Class I (a)	791,289	10,128,505
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	3,868,159	10,908,208

	Number of Shares	Value
Oppenheimer Developing Markets Fund, Class I (a)	179,077	$6,890,900
Oppenheimer Global Real Estate Fund, Class I (a)	670,463	7,039,860
Oppenheimer Real Estate Fund, Class I (a)	206,206	5,384,043

		267,620,651

Fixed Income Funds — 13.0%
Babson Global Floating Rate Fund, Class Y (a)	186,134	1,866,923
MassMutual Premier Core Bond Fund, Class I (a)	1,106,415	12,646,319
MassMutual Premier High Yield Fund, Class I (a)	549,504	5,582,963
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	531,369	5,611,252
MassMutual Premier Money Market Fund, Class R5 (a)	299,205	299,205
MassMutual Premier Short-Duration Bond Fund, Class I (a)	349,801	3,672,916
MassMutual Select Total Return Bond Fund, Class I (a)	234,397	2,444,762
MassMutual Select Strategic Bond Fund, Class I (a)	211,405	2,192,268
Oppenheimer International Bond Fund, Class I (a)	904,938	5,429,626

		39,746,234

TOTAL MUTUAL FUNDS (Cost $297,154,698)		307,366,885

TOTAL LONG-TERM INVESTMENTS (Cost $297,154,698)		307,366,885

TOTAL INVESTMENTS — 100.1% (Cost $297,154,698) (c)		307,366,885

Other Assets/(Liabilities) — (0.1)%		(183,382)

NET ASSETS — 100.0%		$307,183,503

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 93.1%
MassMutual Premier Disciplined Growth Fund, Class I (a)	164,103	$2,113,646
MassMutual Premier Disciplined Value Fund, Class I (a)	134,188	2,113,459
MassMutual Premier Focused International Fund, Class I (a)	27,927	345,176
MassMutual Premier International Equity Fund, Class I (a)	69,676	1,002,639
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	97,602	1,181,957
MassMutual Select Blue Chip Growth Fund, Class I (a)	90,774	1,612,155
MassMutual Select Diversified International Fund, Class I (a)	131,457	957,006
MassMutual Select Diversified Value Fund, Class I (a)	121,588	1,761,807
MassMutual Select Focused Value Fund, Class I (a)	38,980	948,780
MassMutual Select Fundamental Growth Fund, Class I (a)	184,285	1,616,178
MassMutual Select Fundamental Value Fund, Class I (a)	100,614	1,430,735
MassMutual Select Growth Opportunities Fund, Class I (a)	117,141	1,395,154
MassMutual Select Large Cap Value Fund, Class I (a)	135,209	1,292,599
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	44,749	848,894
MassMutual Select Mid-Cap Value Fund, Class I (a)	67,261	1,016,310
MassMutual Select Overseas Fund, Class I (a)	353,961	3,012,207
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	18,533	336,382
MassMutual Select Small Cap Value Equity Fund, Class I (a)	58,070	836,786
MassMutual Select Small Company Growth Fund, Class I (a)	20,592	246,282
MassMutual Select Small Company Value Fund, Class I (a)	11,134	174,691
MM MSCI EAFE International Index Fund, Class I (a)	206,524	2,742,642
MM Russell 2000 Small Cap Index Fund, Class I (a)	77,062	950,172
MM S&P Mid Cap Index Fund, Class I (a)	97,207	1,244,247
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	470,255	1,326,119
Oppenheimer Developing Markets Fund, Class I (a)	21,443	825,140

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	80,017	$840,183
Oppenheimer Real Estate Fund, Class I (a)	25,518	666,262

		32,837,608

Fixed Income Funds — 7.0%
Babson Global Floating Rate Fund, Class Y (a)	9,321	93,494
MassMutual Premier Core Bond Fund, Class I (a)	71,628	818,703
MassMutual Premier High Yield Fund, Class I (a)	30,661	311,514
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	30,532	322,419
MassMutual Premier Money Market Fund, Class R5 (a)	30,820	30,820
MassMutual Premier Short-Duration Bond Fund, Class I (a)	21,032	220,834
MassMutual Select Total Return Bond Fund, Class I (a)	15,187	158,399
MassMutual Select Strategic Bond Fund, Class I (a)	13,467	139,650
Oppenheimer International Bond Fund, Class I (a)	58,441	350,646

		2,446,479

TOTAL MUTUAL FUNDS (Cost $35,687,128)		35,284,087

TOTAL LONG-TERM INVESTMENTS (Cost $35,687,128)		35,284,087

TOTAL INVESTMENTS — 100.1% (Cost $35,687,128) (c)		35,284,087

Other Assets/(Liabilities) — (0.1)%		(26,295)

NET ASSETS — 100.0%		$35,257,792

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 95.0%
MassMutual Premier Disciplined Growth Fund, Class I (a)	492,817	$6,347,481
MassMutual Premier Disciplined Value Fund, Class I (a)	403,128	6,349,267
MassMutual Premier Focused International Fund, Class I (a)	85,237	1,053,529
MassMutual Premier International Equity Fund, Class I (a)	208,409	2,999,004
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	293,005	3,548,288
MassMutual Select Blue Chip Growth Fund, Class I (a)	272,943	4,847,459
MassMutual Select Diversified International Fund, Class I (a)	394,103	2,869,073
MassMutual Select Diversified Value Fund, Class I (a)	363,746	5,270,679
MassMutual Select Focused Value Fund, Class I (a)	117,060	2,849,244
MassMutual Select Fundamental Growth Fund, Class I (a)	553,756	4,856,440
MassMutual Select Fundamental Value Fund, Class I (a)	303,566	4,316,711
MassMutual Select Growth Opportunities Fund, Class I (a)	352,338	4,196,345
MassMutual Select Large Cap Value Fund, Class I (a)	403,978	3,862,034
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	134,494	2,551,352
MassMutual Select Mid-Cap Value Fund, Class I (a)	201,809	3,049,329
MassMutual Select Overseas Fund, Class I (a)	1,068,583	9,093,643
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	53,678	974,260
MassMutual Select Small Cap Value Equity Fund, Class I (a)	174,097	2,508,741
MassMutual Select Small Company Growth Fund, Class I (a)	63,289	756,932
MassMutual Select Small Company Value Fund, Class I (a)	32,681	512,771
MM MSCI EAFE International Index Fund, Class I (a)	617,415	8,199,267
MM Russell 2000 Small Cap Index Fund, Class I (a)	231,190	2,850,568
MM S&P Mid Cap Index Fund, Class I (a)	291,977	3,737,312
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,394,290	3,931,897
Oppenheimer Developing Markets Fund, Class I (a)	66,108	2,543,850

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	241,590	$2,536,697
Oppenheimer Real Estate Fund, Class I (a)	74,974	1,957,577

		98,569,750

Fixed Income Funds — 5.1%
Babson Global Floating Rate Fund, Class Y (a)	22,577	226,451
MassMutual Premier Core Bond Fund, Class I (a)	156,394	1,787,579
MassMutual Premier High Yield Fund, Class I (a)	60,061	610,216
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	68,639	724,832
MassMutual Premier Money Market Fund, Class R5 (a)	98,135	98,135
MassMutual Premier Short-Duration Bond Fund, Class I (a)	42,767	449,053
MassMutual Select Total Return Bond Fund, Class I (a)	32,764	341,734
MassMutual Select Strategic Bond Fund, Class I (a)	30,288	314,087
Oppenheimer International Bond Fund, Class I (a)	125,408	752,449

		5,304,536

TOTAL MUTUAL FUNDS (Cost $102,818,095)		103,874,286

TOTAL LONG-TERM INVESTMENTS (Cost $102,818,095)		103,874,286

TOTAL INVESTMENTS — 100.1% (Cost $102,818,095) (c)		103,874,286

Other Assets/(Liabilities) — (0.1)%		(54,096)

NET ASSETS — 100.0%		$103,820,190

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2055 Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%

Equity Funds — 94.8%
MassMutual Premier Disciplined Growth Fund, Class I (a)	18,978	$244,433
MassMutual Premier Disciplined Value Fund, Class I (a)	15,521	244,450
MassMutual Premier Focused International Fund, Class I (a)	3,441	42,526
MassMutual Premier International Equity Fund, Class I (a)	7,905	113,753
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	10,494	127,083
MassMutual Select Blue Chip Growth Fund, Class I (a)	10,475	186,033
MassMutual Select Diversified International Fund, Class I (a)	15,241	110,955
MassMutual Select Diversified Value Fund, Class I (a)	14,191	205,631
MassMutual Select Focused Value Fund, Class I (a)	4,505	109,651
MassMutual Select Fundamental Growth Fund, Class I (a)	21,308	186,874
MassMutual Select Fundamental Value Fund, Class I (a)	11,519	163,803
MassMutual Select Growth Opportunities Fund, Class I (a)	13,497	160,747
MassMutual Select Large Cap Value Fund, Class I (a)	15,835	151,382
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	5,160	97,895
MassMutual Select Mid-Cap Value Fund, Class I (a)	7,789	117,687
MassMutual Select Overseas Fund, Class I (a)	40,312	343,055
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	2,312	41,971
MassMutual Select Small Cap Value Equity Fund, Class I (a)	6,734	97,042
MassMutual Select Small Company Growth Fund, Class I (a)	2,254	26,964
MassMutual Select Small Company Value Fund, Class I (a)	1,351	21,190
MM MSCI EAFE International Index Fund, Class I (a)	24,105	320,119
MM Russell 2000 Small Cap Index Fund, Class I (a)	8,901	109,755
MM S&P Mid Cap Index Fund, Class I (a)	11,201	143,372
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	56,079	158,143

	Number of Shares	Value
Oppenheimer Developing Markets Fund, Class I (a)	2,572	$98,981
Oppenheimer Global Real Estate Fund, Class I (a)	9,112	95,678
Oppenheimer Real Estate Fund, Class I (a)	3,078	80,360

		3,799,533

Fixed Income Funds — 5.1%
Babson Global Floating Rate Fund, Class Y (a)	596	5,977
MassMutual Premier Core Bond Fund, Class I (a)	6,054	69,195
MassMutual Premier High Yield Fund, Class I (a)	2,693	27,356
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	2,542	26,843
MassMutual Premier Money Market Fund, Class R5 (a)	2,712	2,712
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,729	18,159
MassMutual Select Total Return Bond Fund, Class I (a)	1,263	13,178
MassMutual Select Strategic Bond Fund, Class I (a)	1,092	11,323
Oppenheimer International Bond Fund, Class I (a)	5,030	30,179

		204,922

TOTAL MUTUAL FUNDS (Cost $4,077,022)		4,004,455

TOTAL LONG-TERM INVESTMENTS (Cost $4,077,022)		4,004,455

TOTAL INVESTMENTS — 99.9% (Cost $4,077,022) (c)		4,004,455

Other Assets/(Liabilities) — 0.1%		5,295

NET ASSETS — 100.0%		$4,009,750

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (formerly known as MassMutual Select PIMCO Total Return Fund) (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Focused Value Fund (“Focused Value Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”)

MassMutual Select Diversified International Fund (“Diversified International Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual RetireSMARTSM Conservative Fund (“RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“RetireSMART 2050 Fund”)

MassMutual RetireSMARTSM 2055 Fund (“RetireSMART 2055 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

Notes to Portfolio of Investments (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of September 30, 2014, the BlackRock Global Allocation Fund’s net assets were approximately $688,357,103, of which $7,820,085 or approximately 1.1%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities with remaining maturities of 60 days or less are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for

Notes to Portfolio of Investments (Unaudited) (Continued)

example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund, Fundamental Growth Fund, Growth Opportunities Fund, Mid-Cap Value Fund, Small Company Value Fund, and Small Company Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2014. The RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, RetireSMART 2050 Fund, and RetireSMART 2055 Fund characterized all investments as Level 1, as of September 30, 2014. The BlackRock Global Allocation Fund characterized all securities sold short at Level 1, as of September 30, 2014. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2014, for the remaining Funds’ investments and the BlackRock Global Allocation Fund’s other investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Bank Loans	$-	$8,419,962	$-	$8,419,962
Corporate Debt	-	498,909,883	15,307,755	514,217,638
Municipal Obligations	-	45,030,176	-	45,030,176
Non-U.S. Government Agency Obligations	-	206,070,643	4,767,908	210,838,551
Sovereign Debt Obligations	-	209,266,872	-	209,266,872
U.S. Government Agency Obligations and Instrumentalities	-	446,234,767	-	446,234,767
U.S. Treasury Obligations	-	167,222,701	-	167,222,701
Short-Term Investments	-	167,774,276	-	167,774,276

Total Investments	$-	$1,748,929,280	$20,075,663	$1,769,004,943

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund (Continued)
Asset Derivatives
Forward Contracts	$-	$19,649,932	$-	$19,649,932
Futures Contracts	8,301	-	-	8,301
Swap Agreements	-	6,148,121	-	6,148,121

Total	$8,301	$25,798,053	$-	$25,806,354

Liability Derivatives
Forward Contracts	$-	$(5,648,667)	$-	$(5,648,667)
Futures Contracts	(2,832,590)	-	-	(2,832,590)
Swap Agreements	-	(3,359,245)	-	(3,359,245)
Written Options	-	(508,147)	-	(508,147)

Total	$(2,832,590)	$(9,516,059)	$-	$(12,348,649)

Strategic Bond Fund
Asset Investments
Preferred Stock	$162,866	$-	$-	$162,866
Bank Loans	-	5,741,693	-	5,741,693
Corporate Debt	-	64,004,123	-	64,004,123
Municipal Obligations	-	348,300	-	348,300
Non-U.S. Government Agency Obligations	-	29,610,695	-	29,610,695
Sovereign Debt Obligations	-	11,978,341	-	11,978,341
U.S. Government Agency Obligations and Instrumentalities	-	56,858,769	-	56,858,769
U.S. Treasury Obligations	-	18,829,155	-	18,829,155
Purchased Options	50,325	-	-	50,325
Short-Term Investments	-	27,906,525	-	27,906,525

Total Investments	$213,191	$215,277,601	$-	$215,490,792

Asset Derivatives
Forward Contracts	$-	$500,991	$-	$500,991
Futures Contracts	56,544	-	-	56,544
Swap Agreements	-	99,348	-	99,348

Total	$56,544	$600,339	$-	$656,883

Liability Derivatives
Forward Contracts	$-	$(93,201)	$-	$(93,201)
Futures Contracts	(123,709)	-	-	(123,709)
Written Options	(19,825)	(57,438)	-	(77,263)

Total	$(143,534)	$(150,639)	$-	$(294,173)

BlackRock Global Allocation Fund
Asset Investments
Common Stock	$221,773,198	$185,279,779	$3,836,633	$410,889,610
Preferred Stock	6,648,463	4,793,865	4,452,358	15,894,686
Bank Loans	-	7,728,678	-	7,728,678
Corporate Debt	-	45,713,214	1,863,610	47,576,824
Sovereign Debt Obligations	-	58,959,620	-	58,959,620
U.S. Treasury Obligations	-	30,894,652	-	30,894,652
Mutual Funds	8,526,487	-	-	8,526,487
Purchased Options	86,491	8,193,085	-	8,279,576
Rights	-	7,413	-	7,413
Warrants	-	18,806	185,214	204,020
Short-Term Investments	-	108,421,846	-	108,421,846

Total Investments	$237,034,639	$450,010,958	$10,337,815	$697,383,412

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
BlackRock Global Allocation Fund (Continued)
Asset Derivatives
Forward Contracts	$-	$3,323,599	$-	$3,323,599
Futures Contracts	835,181	-	-	835,181
Swap Agreements	-	289,431	-	289,431

Total	$835,181	$3,613,030	$-	$4,448,211

Liability Derivatives
Forward Contracts	$-	$(210,110)	$-	$(210,110)
Futures Contracts	(800)	-	-	(800)
Swap Agreements	-	(192,686)	-	(192,686)
Written Options	(83,260)	(3,387,213)	-	(3,470,473)

Total	$(84,060)	$(3,790,009)	$-	$(3,874,069)

Fundamental Value Fund
Asset Investments
Common Stock	$1,514,515,255	$21,974,031	$-	$1,536,489,286
Short-Term Investments	-	11,222,871	-	11,222,871

Total Investments	$1,514,515,255	$33,196,902	$-	$1,547,712,157

Large Cap Value Fund
Asset Investments
Common Stock	$399,455,999	$7,473,618	$-	$406,929,617
Mutual Funds	27,337,557	-	-	27,337,557
Short-Term Investments	-	3,144,789	-	3,144,789

Total Investments	$426,793,556	$10,618,407	$-	$437,411,963

S&P 500 Index Fund
Asset Investments
Common Stock	$3,215,618,213	$-	$-	$3,215,618,213
Short-Term Investments	-	92,928,782	-	92,928,782

Total Investments	$3,215,618,213	$92,928,782	$-	$3,308,546,995

Liability Derivatives
Futures Contracts	$(1,096,596)	$-	$-	$(1,096,596)

Focused Value Fund
Asset Investments
Common Stock	$833,805,874	$44,776,225	$-	$878,582,099
Short-Term Investments	-	59,523,443	-	59,523,443

Total Investments	$833,805,874	$104,299,668	$-	$938,105,542

Blue Chip Growth Fund
Asset Investments
Common Stock	$1,316,577,268	$24,095,524 *	$-	$1,340,672,792
Mutual Funds	1,088	-	-	1,088
Short-Term Investments	-	2,848,690	-	2,848,690

Total Investments	$1,316,578,356	$26,944,214	$-	$1,343,522,570

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Small Cap Value Equity Fund
Asset Investments
Common Stock	$143,945,351	$937,509	*	$-		$144,882,860
Short-Term Investments	-	4,417,465		-		4,417,465

Total Investments	$143,945,351	$5,354,974		$-		$149,300,325

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$205,368,388	$-		$-		$205,368,388
Mutual Funds	12,872,735	-		-		12,872,735
Short-Term Investments	-	8,541,642		-		8,541,642

Total Investments	$218,241,123	$8,541,642		$-		$226,782,765

Liability Derivatives
Futures Contracts	$(293,480)	$-		$-		$(293,480)

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$123,663,215	$25,728		$-	†	$123,688,943
Warrants	340	-		-	†	340
Mutual Funds	17,458,469	-		-		17,458,469
Short-Term Investments	-	5,258,308		-		5,258,308

Total Investments	$141,122,024	$5,284,036		$-		$146,406,060

Liability Derivatives
Futures Contracts	$(208,228)	$-		$-		$(208,228)

Mid Cap Growth Equity II Fund
Asset Investments
Common Stock	$1,786,140,839	$-		$3,638,671		$1,789,779,510
Preferred Stock	-	-		4,846,061		4,846,061
Mutual Funds	63,644,926	-		-		63,644,926
Short-Term Investments	-	87,794,182		-		87,794,182

Total Investments	$1,849,785,765	$87,794,182		$8,484,732		$1,946,064,679

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$782,637,099	$4,879,839		$781,820		$788,298,758
Preferred Stock	-	-		13,333,287		13,333,287
Mutual Funds	82,979,649	-		-		82,979,649
Short-Term Investments	-	23,704,753		-		23,704,753

Total Investments	$865,616,748	$28,584,592		$14,115,107		$908,316,447

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Diversified International Fund
Asset Investments
Common Stock	$3,659,709	$163,531,561	$-		$167,191,270
Preferred Stock	-	1,243,343	-		1,243,343
Rights	-	2,732	-		2,732
Mutual Funds	5,395,983	-	-		5,395,983
Short-Term Investments	-	3,800,884	-		3,800,884

Total Investments	$9,055,692	$168,578,520	$-		$177,634,212

Asset Derivatives
Forward Contracts	$-	$2,105,370	$-		$2,105,370
Futures Contracts	17,435	-	-		17,435

Total	$17,435	$2,105,370	$-		$2,122,805

Liability Derivatives
Forward Contracts	$-	$(2,134,556)	$-		$(2,134,556)
Futures Contracts	(24,838)	-	-		(24,838)

Total	$(24,838)	$(2,134,556)	$-		$(2,159,394)

MSCI EAFE International Index Fund
Asset Investments
Common Stock	$-	$232,908,971	$501		$232,909,472
Preferred Stock	-	1,293,200	-		1,293,200
Rights	-	11,188	-	†	11,188
Mutual Funds	10,917,633	-	-		10,917,633
Short-Term Investments	-	1,347,814	-		1,347,814

Total Investments	$10,917,633	$235,561,173	$501		$246,479,307

Asset Derivatives
Forward Contracts	$-	$24,259	$-		$24,259

Liability Derivatives
Futures Contracts	$(93,481)	$-	$-		$(93,481)

Overseas Fund
Asset Investments
Common Stock	$42,684,145	$573,550,149 *	$-		$616,234,294
Preferred Stock	-	1,055,453	-		1,055,453
Rights	-	2,315	-		2,315
Mutual Funds	13,988,337	-	-		13,988,337
Short-Term Investments	-	16,966,887	-		16,966,887

Total Investments	$56,672,482	$591,574,804	$-		$648,247,286

Asset Derivatives
Forward Contracts	$-	$3,564,424	$-		$3,564,424
Futures Contracts	12,149	-	-		12,149

Total	$12,149	$3,564,424	$-		$3,576,573

Liability Derivatives
Forward Contracts	$-	$(2,324,686)	$-		$(2,324,686)
Futures Contracts	(15,633)	-	-		(15,633)

Total	$(15,633)	$(2,324,686)	$-		$(2,340,319)

Notes to Portfolio of Investments (Unaudited) (Continued)

†	Represents security at $0 value as of September 30, 2014.
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Russell 2000 Small Cap Index Fund	$-	$11,370	$(11,370)	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as inputs were less observable.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/13		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		(Sales)		Transfers into Level 3*		Transfers (out) of Level 3*		Balance as of 9/30/14		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/14
Total Return Bond Fund
Corporate Debt†	$3,193,486		$-	$1,190	$(235,271)	$15,541,350		$(2,200,000)		$-		$(993,000	)**	$15,307,755		$(233,595)
Non-U.S. Government Agency Obligations†	-		-	8,655	21,871	5,602,938		(865,556)		-		-		4,767,908		21,871

	$3,193,486		$-	$9,845	$(213,400)	$21,144,288		$(3,065,556)		$-		$(993,000)		$20,075,663		$(211,724)

BlackRock Global Allocation Fund
Common Stock	$4,556,870		$-	$-	$(2,983,601)	$3,329,735		$(1,211,862)		$145,491	****	$-		$3,836,633		$(107,890)
Preferred Stock	629,046		-	-	3,488,341	334,971		-		-		-		4,452,358		3,488,341
Corporate Debt†	2,304,473		-	-	(514,732)	-		(29,999)		-		(570,000	)**	1,189,742		(514,732)
Corporate Debt	641,831		-	(1,184)	23,772	66,180		(56,731)		-		-		673,868		23,772
Warrants	59,343		-	-	125,871	-		-		-		-		185,214		125,871

	$8,191,563		$-	$(1,184)	$139,651	$3,730,886		$(1,298,592)		$145,491		$(570,000)		$10,337,815		$3,015,362

Russell 2000 Small Cap Index Fund
Common Stock	$-	***	$-	$-	$-	$-	††	$-		$-		$-		$-	†††	$-
Warrants	-	***	-	-	-	-		-		-		-		-	†††	-
Rights	-		-	-	-	-	††	-	††††	-		-		-		-

	$-		$-	$-	$-	$-		$-		$-		$-		$-		$-

Mid Cap Growth Equity II Fund
Common Stock	$296,059		$-	$-	$328,836	$3,013,776		$-		$-		$-		$3,638,671		$328,836
Preferred Stock	5,447,307		-	-	2,165,952	-		(2,767,198)		-		-		4,846,061		2,320,422

	$5,743,366		$-	$-	$2,494,788	$3,013,776		$(2,767,198)		$-		$-		$8,484,732		$2,649,258

Small Cap Growth Equity Fund
Common Stock	$784,424		$-	$-	$(2,604)	$-		$-		$-		$-		$781,820		$(2,604)
Preferred Stock	2,205,935		-	-	9,093,173	2,034,179		-		-		-		13,333,287		9,093,173

	$2,990,359		$-	$-	$9,090,569	$2,034,179		$-		$-		$-		$14,115,107		$9,090,569

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/13	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		(Sales)		Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 9/30/14		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/14
MSCI EAFE International Index Fund
Common Stock	$-	$-	$-	$(50,078)	$10,047		$-		$40,532	****	$-	$501		$(50,078)
Preferred Stock	4,106	-	-	(97)	-		(4,009)		-		-	-		-
Rights	-	-	-	-	-	††	-	††††	-		-	-	†††	-

	$4,106	$-	$-	$(50,175)	$10,047		$(4,009)		$40,532		$-	$501		$(50,078)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as a result of changes in liquidity.
***	Represents security at $0 value as of December 31, 2013.
****	Transfers occurred between Level 2 and Level 3 as inputs were less observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value at the time of purchase.
†††	Represents security at $0 value as of September 30, 2014.
††††	Represents security at $0 value at the time of sale.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s) other than those disclosed below.

The Small Cap Growth Equity Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market, and/or there are a limited number of investors. The decision to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Small Cap Growth Equity Fund

Common stock — $781,820

Dropbox, Inc.	$606,119	Market Approach	EV/Multiple	19.00

Telogis	175,701	Market Approach	EV/Multiple	2.97
			Discount for Lack of Marketability	10%
Preferred stock — $13,333,287

Veracode, Inc.	559,406	Asset Valuation	Acquisition Cost	0
Mobileye NV	9,513,900	Market Approach	Discount for Lack of Marketability	5%

Cloudera, Inc. Series F	825,986	Market Approach	EV/Multiple	6.53
			Discount for Lack of Marketability	10%

Notes to Portfolio of Investments (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Small Cap Growth Equity Fund (Continued)
Preferred stock (Continued)

Docusign, Inc. Series B	$22,077	Market Approach	EV/Multiple	7.51
			Discount for Lack of Marketability	10%

Docusign, Inc. Series B1	6,606	Market Approach	EV/Multiple	7.51
			Discount for Lack of Marketability	10%

Docusign, Inc. Series D	15,860	Market Approach	EV/Multiple	7.51
			Discount for Lack of Marketability	10%

Docusign, Inc. Series E	410,268	Market Approach	EV/Multiple	7.51
			Discount for Lack of Marketability	10%

NUTANIX, Inc. Series E	536,691	Asset Valuation	Acquisition Cost	0

Telogis	1,442,493	Market Approach	EV/Multiple	2.97
			Discount for Lack of Marketability	10%
	$14,115,107

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2014, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A				A		A
Directional Exposures to Currencies	A	A	A					A

Futures Contracts**
Hedging/Risk Management	A	A	A				A		A
Duration/Credit Quality Management	A	A	M
Substitution for Direct Investment	A	A	A	A	A	A	M	A	M

Interest Rate Swaps***
Hedging/Risk Management	A		A
Duration Management	A		M
Substitution for Direct Investment	A		A

Total Return Swaps****
Hedging/Risk Management			M
Duration/Credit Quality Management			M
Substitution for Direct Investment			A
Market Access			A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	M
Substitution for Direct Investment			A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Income	A
Substitution for Direct Investments	A

Options (Purchased)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Substitution for Direct Investment		M	A
Directional Investment			A

Options (Written)
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	M
Income	A	A	A
Substitution for Direct Investment	M	M
Directional Investment	M	A	A

Rights and Warrants
Hedging/Risk Management			M
Duration/Credit Quality Management			M
Directional Investment			A
Result of a Corporate Action			A			A	A	A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At September 30, 2014, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$19,649,932	$-	$19,649,932
Futures Contracts	-	-	-	8,301	8,301
Swap Agreements	748,040	-	-	5,400,081	6,148,121

Total Value	$748,040	$-	$19,649,932	$5,408,382	$25,806,354

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$-	$(5,648,667)	$-	$(5,648,667)
Futures Contracts	-	-	-	(2,832,590)	(2,832,590)
Swap Agreements	(743,198)	-	-	(2,616,047)	(3,359,245)
Written Options	-	-	(9,786)	(498,361)	(508,147)

Total Value	$(743,198)	$-	$(5,658,453)	$(5,946,998)	$(12,348,649)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$1,057,723,559	$-	$1,057,723,559
Futures Contracts	-	-	-	6,563	6,563
Swap Agreements	$101,800,000	$-	$-	$1,216,700,000	$1,318,500,000
Written Options	-	-	4,100,000	111,800,000	115,900,000

Strategic Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$50,325	$50,325
Forward Contracts	-	-	500,991	-	500,991
Futures Contracts	-	-	20,859	35,685	56,544
Swaps Agreements	99,348	-	-	-	99,348

Total Value	$99,348	$-	$521,850	$86,010	$707,208

Liability Derivatives
Forward Contracts	$-	$-	$(93,201)	$-	$(93,201)
Futures Contracts	-	-	-	(123,709)	(123,709)
Written Options	-	-	(57,438)	(19,825)	(77,263)

Total Value	$-	$-	$(150,639)	$(143,534)	$(294,173)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	-	-	-	244	244
Forward Contracts	$-	$-	$11,794,734	$-	$11,794,734
Futures Contracts	-	-	5	535	540
Swaps Agreements	$1,663,200	$-	$-	$-	$1,663,200
Written Options	-	-	1,800,000	488	1,800,488

BlackRock Global Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-	$3,323,599	$-	$3,323,599
Futures Contracts	-	835,181	-	-	835,181
Swap Agreements	89,043	163,505	-	36,883	289,431
Purchased Options	-	7,551,705	311,668	416,203	8,279,576
Rights	-	7,413	-	-	7,413
Warrants	-	204,020	-	-	204,020

Total Value	$89,043	$8,761,824	$3,635,267	$453,086	$12,939,220

Liability Derivatives
Forward Contracts	$-	$-	$(210,110)	$-	$(210,110)
Futures Contracts	-	(800)	-	-	(800)
Swap Agreements	(133,442)	-	-	(59,244)	(192,686)
Written Options	-	(3,451,763)	-	(18,710)	(3,470,473)

Total Value	$(133,442)	$(3,452,563)	$(210,110)	$(77,954)	$(3,874,069)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
BlackRock Global Allocation Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$130,952,226	$-	$130,952,226
Futures Contracts	-	561	-	-	561
Swap Agreements	$3,536,192	$608,400	$-	$94,325,643	$98,470,235
Purchased Options		2,772,458	6,599,152	991,449,668	1,000,821,278
Written Options	-	3,216,192	-	13,288,000	16,504,192
Rights	-	74,291	-	-	74,291
Warrants	-	233,250	-	-	233,250

S&P 500 Index Fund
Liability Derivatives
Futures Contracts	$-	$(1,096,596)	$-	$-	$(1,096,596)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	982	-	-	982

S&P Mid Cap Index Fund
Liability Derivatives
Futures Contracts	$-	$(293,480)	$-	$-	$(293,480)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	59	-	-	59

Russell 2000 Small Cap Index Fund
Asset Derivatives
Warrants	$-	$340	$-	$-	$340

Liability Derivatives
Futures Contracts	$-	$(208,228)	$-	$-	$(208,228)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	47	-	-	47
Warrants	-	1,597	-	-	1,597

Diversified International Fund
Asset Derivatives
Forward Contracts	$-	$-	$2,105,370	$-	$2,105,370
Futures Contracts	-	17,435	-	-	17,435
Rights	-	2,732	-	-	2,732

Total Value	$-	$20,167	$2,105,370	$-	$2,125,537

Liability Derivatives
Forward Contracts	$-	$-	$(2,134,556)	$-	$(2,134,556)
Futures Contracts	-	(24,838)	-	-	(24,838)

Total Value	$-	$(24,838)	$(2,134,556)	$-	$(2,159,394)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$80,274,293	$-	$80,274,293
Futures Contracts	-	43	-	-	43
Rights	-	196,620	-	-	196,620

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts	$-	$-	$24,259	$-	$24,259
Rights	-	11,188	-	-	11,188

Total Value	$-	$11,188	$24,259	$-	$35,447

Liability Derivatives
Futures Contracts	$-	$(93,481)	$-	$-	$(93,481)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$1,659,306	$-	$1,659,306
Futures Contracts	-	43	-	-	43
Rights	-	155,293	-	-	155,293

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$3,564,424	$-	$3,564,424
Futures Contracts	-	12,149	-	-	12,149
Rights	-	2,315	-	-	2,315

Total Value	$-	$14,464	$3,564,424	$-	$3,578,888

Liability Derivatives
Forward Contracts	$-	$-	$(2,324,686)	$-	$(2,324,686)
Futures Contracts	-	(15,633)	-	-	(15,633)

Total Value	$-	$(15,633)	$(2,324,686)	$-	$(2,340,319)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$151,487,469	$-	$151,487,469
Futures Contracts	-	52	-	-	52
Rights	-	166,626	-	-	166,626

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, rights, and warrants at September 30, 2014.

Further details regarding the derivatives and other investments held by the Fund(s) at September 30, 2014, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When a Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Notes to Portfolio of Investments (Unaudited) (Continued)

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2014. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund
Contracts to Buy
EUR	10,933,000	Barclays Bank PLC	10/02/14	$14,192,924	$(383,993)
EUR	2,273,000	Barclays Bank PLC	06/15/15	3,041,376	(163,733)

				17,234,300	(547,726)

EUR	935,000	Credit Suisse International	10/02/14	1,232,746	(51,794)
MXN	169,705,000	Credit Suisse International	12/18/14	12,887,185	(317,385)

				14,119,931	(369,179)

EUR	5,142,000	Goldman Sachs International	10/02/14	6,663,677	(169,070)
EUR	2,239,000	Goldman Sachs International	06/15/15	2,988,495	(153,897)
MXN	76,152,000	Goldman Sachs International	12/18/14	5,700,000	(59,533)

				15,352,172	(382,500)

EUR	5,310,000	JP Morgan Chase Bank	10/02/14	6,887,026	(180,228)
EUR	2,493,000	JP Morgan Chase Bank	06/15/15	3,337,143	(180,977)
JPY	2,649,200,000	JP Morgan Chase Bank	10/02/14	24,338,080	(183,077)
MXN	41,541,440	JP Morgan Chase Bank	12/18/14	3,170,013	(93,099)

				37,732,262	(637,381)

BRL	5,519,785	UBS AG	10/02/14	2,348,844	(93,800)
EUR	185,505,000	UBS AG	10/02/14	237,343,111	(3,040,934)
EUR	12,755,000	UBS AG	11/04/14	16,384,040	(270,392)
EUR	542,000	UBS AG	06/15/15	714,310	(28,132)
MXN	152,024,340	UBS AG	12/18/14	11,439,403	(179,183)

				268,229,708	(3,612,441)

				$352,668,373	$(5,549,227)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund (Continued)
Contracts to Deliver
EUR	687,000	Barclays Bank PLC	10/02/14	$892,828	$25,113
EUR	5,246,000	Barclays Bank PLC	06/15/15	7,127,268	485,773
EUR	6,190,000	Barclays Bank PLC	06/27/16	8,511,560	580,998

				16,531,656	1,091,884

EUR	7,354,000	Credit Suisse International	06/15/15	9,981,720	671,474
JPY	393,200,000	Credit Suisse International	10/02/14	3,686,124	100,986
JPY	2,004,200,000	Credit Suisse International	11/04/14	18,266,397	(11,644)
JPY	436,964,280	Credit Suisse International	08/07/15	4,300,000	300,205
MXN	132,918,000	Credit Suisse International	12/18/14	10,085,991	240,950

				46,320,232	1,301,971

CAD	20,952,000	Goldman Sachs International	10/16/14	18,920,881	219,582
EUR	206,596,000	Goldman Sachs International	10/02/14	272,705,067	11,763,892
JPY	2,065,600,000	Goldman Sachs International	10/02/14	19,773,609	939,782
MXN	16,408,423	Goldman Sachs International	12/11/14	1,245,138	29,242
MXN	33,780,658	Goldman Sachs International	12/18/14	2,561,093	59,010
MXN	277,152,108	Goldman Sachs International	12/24/14	21,027,435	507,113
MXN	7,306,635	Goldman Sachs International	01/22/15	553,240	13,297

				336,786,463	13,531,918

EUR	17,843,000	JP Morgan Chase Bank	11/04/14	22,482,085	(59,336)
JPY	2,649,200,000	JP Morgan Chase Bank	11/04/14	24,343,895	183,539
MXN	134,638,135	JP Morgan Chase Bank	12/24/14	10,235,917	267,319

				57,061,897	391,522

AUD	7,582,000	UBS AG	11/04/14	6,594,475	(28,460)
BRL	5,519,785	UBS AG	10/02/14	2,414,551	159,507
BRL	5,519,785	UBS AG	11/04/14	2,328,041	92,945
EUR	542,000	UBS AG	10/02/14	712,730	28,157
EUR	183,317,000	UBS AG	11/04/14	234,511,022	2,922,967
JPY	190,400,000	UBS AG	10/02/14	1,794,119	58,081

				248,354,938	3,233,197

				$705,055,186	$19,550,492

Strategic Bond Fund
Contracts to Buy
EUR	1,950,000	Citibank N.A.	11/14/14	$2,549,744	$(86,081)
JPY	99,947,647	Citibank N.A.	11/14/14	918,691	(7,120)

				$3,468,435	$(93,201)

Contracts to Deliver
JPY	87,063,000	Barclays Bank PLC	11/14/14	$850,690	$56,633

EUR	2,301,921	Citibank N.A.	11/14/14	3,083,646	175,361
JPY	167,124,000	Citibank N.A.	11/14/14	1,639,821	115,568

				4,723,467	290,929

EUR	1,270,000	Morgan Stanley & Co.	11/14/14	1,698,987	94,448

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund (Continued)
Contracts to Deliver (Continued)
EUR	786,893	UBS AG	11/14/14	$1,053,155	$58,981

				$8,326,299	$500,991

BlackRock Global Allocation Fund
Contracts to Buy
MXN	23,159,985	BNP Paribas SA	11/13/14	$1,748,311	$(28,894)

EUR	712,600	Credit Suisse International	10/02/14	900,014	36
INR	82,465,090	Credit Suisse International	06/26/15	1,293,374	(31,980)
INR	43,532,160	Credit Suisse International	08/05/15	672,000	(11,172)

				2,865,388	(43,116)

BRL	3,039,940	Deutsche Bank AG	10/03/14	1,238,265	3,332
BRL	1,537,110	Deutsche Bank AG	10/10/14	623,726	2,889
CNY	10,160,247	Deutsche Bank AG	01/30/15	1,635,932	4,349
EUR	730,300	Deutsche Bank AG	10/02/14	922,004	402

				4,419,927	10,972

CHF	1,428,995	HSBC Bank PLC	10/03/14	1,576,239	(79,427)
GBP	400,000	HSBC Bank PLC	10/30/14	650,972	(2,669)
JPY	145,165,823	HSBC Bank PLC	10/02/14	1,323,902	(302)

				3,551,113	(82,398)

CNY	4,087,158	JP Morgan Chase Bank	01/30/15	653,579	6,255

GBP	600,000	Morgan Stanley & Co.	11/20/14	976,416	(4,140)

BRL	1,630,032	UBS AG	10/17/14	693,867	(30,623)
EUR	1,187,700	UBS AG	10/02/14	1,500,421	(296)
MXN	9,207,509	UBS AG	11/21/14	697,000	(13,799)

				2,891,288	(44,718)

				$17,106,022	$(186,039)

Contracts to Deliver
BRL	4,538,845	BNP Paribas SA	10/17/14	$1,846,000	$(813)
BRL	849,121	BNP Paribas SA	11/07/14	350,000	6,461
EUR	1,236,000	BNP Paribas SA	10/23/14	1,631,678	70,337
EUR	1,352,000	BNP Paribas SA	10/30/14	1,738,510	30,558
JPY	171,227,577	BNP Paribas SA	10/23/14	1,646,950	85,503
JPY	104,903,430	BNP Paribas SA	10/24/14	998,465	41,830
JPY	138,428,319	BNP Paribas SA	11/21/14	1,293,152	30,557
JPY	130,000,000	BNP Paribas SA	11/25/14	1,212,721	26,968
JPY	175,330,282	BNP Paribas SA	12/04/14	1,630,979	31,625
MXN	23,159,984	BNP Paribas SA	11/13/14	1,739,000	19,583
MXN	22,405,600	BNP Paribas SA	12/11/14	1,703,123	42,825
MXN	19,597,700	BNP Paribas SA	01/22/15	1,475,231	27,005

				17,265,809	412,439

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Contracts to Deliver (Continued)
BRL	1,692,334	Credit Suisse International	11/06/14	$700,000	$15,119
BRL	2,045,277	Credit Suisse International	11/21/14	823,000	(1,230)
EUR	712,600	Credit Suisse International	10/02/14	950,683	50,634
EUR	1,198,000	Credit Suisse International	10/03/14	1,602,423	89,279
EUR	1,214,000	Credit Suisse International	10/09/14	1,616,548	83,135
EUR	712,600	Credit Suisse International	12/18/14	900,491	(54)
JPY	133,867,550	Credit Suisse International	10/09/14	1,300,881	80,240
JPY	249,077,900	Credit Suisse International	10/31/14	2,376,698	105,201
JPY	76,577,182	Credit Suisse International	11/20/14	715,394	16,944
JPY	75,802,000	Credit Suisse International	12/05/14	697,498	6,023
JPY	129,629,213	Credit Suisse International	12/11/14	1,191,763	9,139
JPY	130,000,000	Credit Suisse International	01/08/15	1,190,476	3,889
MXN	26,100,000	Credit Suisse International	10/16/14	1,979,147	37,706
MXN	6,698,430	Credit Suisse International	02/05/15	500,836	6,303

				16,545,838	502,328

AUD	1,931,900	Deutsche Bank AG	11/14/14	1,739,000	52,678
AUD	1,919,634	Deutsche Bank AG	11/21/14	1,737,000	62,223
BRL	3,039,940	Deutsche Bank AG	10/03/14	1,317,417	75,820
BRL	3,229,142	Deutsche Bank AG	10/10/14	1,365,000	48,615
BRL	846,034	Deutsche Bank AG	11/06/14	350,000	7,613
BRL	3,039,940	Deutsche Bank AG	12/19/14	1,211,759	(4,291)
CNY	10,160,247	Deutsche Bank AG	01/30/15	1,658,000	17,719
EUR	730,300	Deutsche Bank AG	10/02/14	975,688	53,282
EUR	1,237,000	Deutsche Bank AG	10/09/14	1,647,058	84,594
EUR	1,236,000	Deutsche Bank AG	10/23/14	1,631,076	69,735
EUR	2,127,000	Deutsche Bank AG	10/24/14	2,807,013	120,124
EUR	1,712,200	Deutsche Bank AG	12/11/14	2,201,555	37,886
EUR	730,300	Deutsche Bank AG	12/18/14	922,493	(420)
JPY	135,726,863	Deutsche Bank AG	11/13/14	1,278,609	40,722
JPY	144,489,909	Deutsche Bank AG	11/14/14	1,340,805	22,986
MXN	10,464,000	Deutsche Bank AG	11/13/14	800,337	23,481
MXN	11,172,170	Deutsche Bank AG	02/19/15	835,834	11,787

				23,818,644	724,554

CHF	1,428,995	HSBC Bank PLC	10/03/14	1,562,930	66,118
JPY	145,165,823	HSBC Bank PLC	10/02/14	1,418,576	94,976
JPY	168,869,724	HSBC Bank PLC	12/11/14	1,551,969	11,350
JPY	145,165,823	HSBC Bank PLC	12/18/14	1,324,578	41
JPY	70,000,000	HSBC Bank PLC	03/10/15	656,328	17,014
MXN	17,746,120	HSBC Bank PLC	03/05/15	1,329,148	21,441
MXN	13,441,640	HSBC Bank PLC	03/19/15	999,364	9,781

				8,842,893	220,721

BRL	849,079	JP Morgan Chase Bank	11/06/14	350,000	6,381
CLP	422,421,000	JP Morgan Chase Bank	09/15/15	695,000	8,329
CNY	4,087,158	JP Morgan Chase Bank	01/30/15	668,000	8,165
EUR	1,224,000	JP Morgan Chase Bank	10/03/14	1,636,955	90,971

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Contracts to Deliver (Continued)
EUR	1,186,000	JP Morgan Chase Bank	11/07/14		$1,516,099	$17,767
EUR	469,000	JP Morgan Chase Bank	11/13/14		605,409	12,871
JPY	282,408,244	JP Morgan Chase Bank	10/10/14		2,732,507	157,413
JPY	185,770,413	JP Morgan Chase Bank	10/24/14		1,737,000	42,923
JPY	178,954,584	JP Morgan Chase Bank	10/31/14		1,707,134	75,136
JPY	138,633,590	JP Morgan Chase Bank	11/14/14		1,299,792	35,385
JPY	213,771,011	JP Morgan Chase Bank	11/21/14		1,997,860	48,070
PLN	2,192,122	JP Morgan Chase Bank	10/24/14		681,000	19,641

					15,626,756	523,052

AUD	1,956,000	Morgan Stanley & Co.	10/31/14		1,727,324	18,258
BRL	4,228,552	Morgan Stanley & Co.	10/30/14		1,739,000	24,437
CLP	405,762,750	Morgan Stanley & Co.	08/24/15		675,000	14,369
EUR	1,231,000	Morgan Stanley & Co.	10/10/14		1,634,383	79,488
EUR	1,155,000	Morgan Stanley & Co.	11/14/14		1,492,768	33,522
EUR	1,197,000	Morgan Stanley & Co.	12/11/14		1,539,462	26,840
JPY	175,996,300	Morgan Stanley & Co.	10/03/14		1,716,699	111,980
JPY	142,221,040	Morgan Stanley & Co.	11/13/14		1,340,165	43,048
JPY	214,000,900	Morgan Stanley & Co.	12/04/14		1,990,558	38,453
JPY	70,000,000	Morgan Stanley & Co.	12/15/14		655,409	16,743
MXN	10,000,000	Morgan Stanley & Co.	12/11/14		760,572	19,553

					15,271,340	426,691

BRL	1,630,032	UBS AG	10/17/14		696,000	32,756
BRL	1,622,200	UBS AG	11/20/14		695,000	41,083
CLP	407,137,645	UBS AG	08/26/15		677,000	14,226
EUR	1,187,700	UBS AG	10/02/14		1,586,510	86,385
EUR	1,198,000	UBS AG	10/10/14		1,591,017	77,805
EUR	1,350,000	UBS AG	10/30/14		1,738,685	33,260
EUR	1,187,700	UBS AG	12/18/14		1,501,228	279
JPY	171,226,563	UBS AG	10/23/14		1,646,675	85,238
JPY	140,774,000	UBS AG	11/07/14		1,293,283	9,417
JPY	111,269,970	UBS AG	11/20/14		1,042,000	27,122
MXN	23,068,784	UBS AG	11/21/14		1,737,000	25,286

					14,204,398	432,857

					$111,575,678	$3,242,642

Cross Currency Forwards
GBP	1,973,056	Deutsche Bank AG	10/09/14	EUR	1,213,000	$45,226

GBP	394,797	Morgan Stanley & Co.	12/04/14	EUR	497,000	11,660

						$56,886

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund
Contracts to Buy
EUR	1,398,899	Australia and New Zealand Banking Group	10/10/14	$1,889,358	$(122,386)
GBP	395,996	Australia and New Zealand Banking Group	10/10/14	671,574	(29,649)
NOK	2,701,136	Australia and New Zealand Banking Group	10/10/14	435,941	(15,632)

				2,996,873	(167,667)

EUR	2,216,494	Barclays Bank PLC	10/10/14	2,948,398	(148,709)
GBP	277,152	Barclays Bank PLC	10/10/14	464,737	(15,463)
HKD	7,002,100	Barclays Bank PLC	10/10/14	903,480	(1,727)
JPY	54,172,594	Barclays Bank PLC	10/10/14	526,469	(32,505)

				4,843,084	(198,404)

EUR	518,908	Citibank N.A.	10/10/14	710,660	(55,219)
JPY	136,065,194	Citibank N.A.	10/10/14	1,314,001	(73,313)

				2,024,661	(128,532)

GBP	563,634	Credit Suisse International	10/10/14	942,629	(28,957)

AUD	740,019	Deutsche Bank AG	10/10/14	685,205	(37,648)
EUR	316,429	Deutsche Bank AG	10/10/14	423,953	(24,266)
NOK	2,892,141	Deutsche Bank AG	10/10/14	458,664	(8,634)

				1,567,822	(70,548)

EUR	353,248	Goldman Sachs International	10/10/14	476,413	(30,220)

EUR	912,149	HSBC Bank PLC	10/10/14	1,245,572	(93,422)
GBP	708,858	HSBC Bank PLC	10/10/14	1,213,417	(64,332)
JPY	73,032,394	HSBC Bank PLC	10/10/14	717,060	(51,126)

				3,176,049	(208,880)

EUR	355,701	Morgan Stanley & Co.	10/10/14	484,404	(35,113)
SEK	10,229,817	Morgan Stanley & Co.	10/10/14	1,526,639	(109,027)

				2,011,043	(144,140)

JPY	48,207,476	Royal Bank of Canada	10/10/14	469,989	(30,417)
NOK	2,220,578	Royal Bank of Canada	10/10/14	360,493	(14,961)
SGD	2,879,541	Royal Bank of Canada	10/10/14	2,311,982	(54,767)

				3,142,464	(100,145)

EUR	317,383	Royal Bank of Scotland PLC	01/09/15	400,023	1,138

GBP	518,389	Societe Generale	10/10/14	886,830	(46,502)

HKD	3,787,077	Standard Chartered Bank	10/10/14	488,525	(813)

AUD	10,625,632	State Street Bank and Trust Co.	10/10/14	9,981,613	(683,607)
CHF	532,832	State Street Bank and Trust Co.	10/10/14	600,252	(42,101)
GBP	923,066	State Street Bank and Trust Co.	10/10/14	1,582,773	(86,448)
HKD	9,326,244	State Street Bank and Trust Co.	10/10/14	1,203,245	(2,181)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Buy (Continued)
JPY	48,920,621	State Street Bank and Trust Co.	10/10/14	$477,582	$(31,507)
SEK	4,633,494	State Street Bank and Trust Co.	10/10/14	674,656	(32,563)

				14,520,121	(878,407)

CHF	432,095	UBS AG	10/10/14	475,039	(22,411)
EUR	357,484	UBS AG	10/10/14	462,899	(11,355)
HKD	2,863,011	UBS AG	10/10/14	369,475	(767)
SEK	2,423,641	UBS AG	10/10/14	351,881	(16,021)
SGD	461,284	UBS AG	10/10/14	369,475	(7,884)

				2,028,769	(58,438)

CHF	933,167	Westpac Banking Corp.	10/10/14	1,044,365	(66,856)
GBP	694,014	Westpac Banking Corp.	10/10/14	1,119,260	5,762

				2,163,625	(61,094)

				$41,668,931	$(2,121,609)

Contracts to Deliver
EUR	486,396	Australia and New Zealand Banking Group	10/10/14	$658,498	$44,123
HKD	5,242,542	Australia and New Zealand Banking Group	10/10/14	676,462	1,310
JPY	50,296,929	Australia and New Zealand Banking Group	10/10/14	490,191	31,567

				1,825,151	77,000

CAD	1,064,187	Barclays Bank PLC	10/10/14	996,346	46,340
CHF	852,672	Barclays Bank PLC	10/10/14	941,534	48,345
GBP	213,631	Barclays Bank PLC	10/10/14	359,293	12,989

				2,297,173	107,674

EUR	365,752	BNP Paribas SA	10/10/14	482,199	20,212

CAD	525,611	Citibank N.A.	10/10/14	493,099	23,883
CHF	509,738	Citibank N.A.	10/10/14	560,774	26,815
EUR	4,587,295	Citibank N.A.	10/10/14	6,220,391	426,108
JPY	528,039,631	Citibank N.A.	10/10/14	5,208,642	393,798
NOK	9,468,238	Citibank N.A.	10/10/14	1,529,760	56,458

				14,012,666	927,062

EUR	379,414	Credit Suisse International	10/10/14	506,834	27,591
HKD	6,884,008	Credit Suisse International	10/10/14	888,149	1,604

				1,394,983	29,195

EUR	1,115,216	Deutsche Bank AG	10/10/14	1,494,064	85,418
GBP	891,270	Deutsche Bank AG	10/10/14	1,487,064	42,282
JPY	124,830,991	Deutsche Bank AG	10/10/14	1,216,867	78,616

				4,197,995	206,316

EUR	1,056,931	HSBC Bank PLC	10/10/14	1,442,932	107,906
GBP	630,396	HSBC Bank PLC	10/10/14	1,079,171	57,275

				2,522,103	165,181

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Deliver (Continued)
CHF	630,648	Morgan Stanley & Co.	10/10/14		$693,503	$32,887
JPY	233,668,171	Morgan Stanley & Co.	10/10/14		2,302,539	171,873

					2,996,042	204,760

EUR	346,519	Royal Bank of Canada	10/10/14		464,114	26,421

CHF	1,032,541	Societe Generale	10/10/14		1,142,774	61,169
EUR	584,742	Societe Generale	10/10/14		783,458	44,861
HKD	5,864,858	Societe Generale	10/10/14		756,760	1,465
JPY	64,325,553	Societe Generale	10/10/14		635,221	48,679

					3,318,213	156,174

EUR	798,543	State Street Bank and Trust Co.	10/10/14		1,052,136	43,484
JPY	101,124,998	State Street Bank and Trust Co.	10/10/14		944,876	22,784

					1,997,012	66,268

CHF	401,157	Westpac Banking Corp.	10/10/14		449,891	29,673
GBP	1,023,670	Westpac Banking Corp.	10/10/14		1,736,838	77,430

					2,186,729	107,103

					$37,694,380	$2,093,366

Cross Currency Forwards
JPY	53,833,010	Credit Suisse International	10/10/14	EUR	393,404	$(6,047)

GBP	406,446	Deutsche Bank AG	10/10/14	EUR	517,578	5,104

						$(943)

MSCI EAFE International Index Fund
Contracts to Deliver
GBP	390,000	Citibank N.A.	12/17/14		$632,553	$725

JPY	57,459,000	Morgan Stanley & Co.	12/17/14		535,782	11,518

EUR	379,000	UBS AG	12/17/14		490,971	12,016

					$1,659,306	$24,259

Overseas Fund
Contracts to Buy
EUR	938,708	Australia and New Zealand Banking Group	10/10/14		$1,273,580	$(87,884)
GBP	310,632	Australia and New Zealand Banking Group	10/10/14		526,804	(23,258)
NOK	2,303,713	Australia and New Zealand Banking Group	10/10/14		371,801	(13,332)

					2,172,185	(124,474)

EUR	1,967,705	Barclays Bank PLC	10/10/14		2,648,434	(162,994)
GBP	578,908	Barclays Bank PLC	10/10/14		991,825	(53,393)
JPY	49,750,342	Barclays Bank PLC	10/10/14		483,492	(29,852)

					4,123,751	(246,239)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Buy (Continued)
GBP	432,539	Citibank N.A.	10/10/14	$740,474	$(39,313)
JPY	212,679,675	Citibank N.A.	10/10/14	2,067,370	(128,085)

				2,807,844	(167,398)

GBP	710,668	Credit Suisse International	10/10/14	1,188,530	(36,511)

AUD	387,912	Deutsche Bank AG	10/10/14	359,179	(19,735)
EUR	1,021,301	Deutsche Bank AG	10/10/14	1,343,609	(53,588)
GBP	427,995	Deutsche Bank AG	10/10/14	699,337	(5,541)
JPY	82,641,083	Deutsche Bank AG	10/10/14	758,807	(5,258)

				3,160,932	(84,122)

EUR	817,766	Goldman Sachs International	10/10/14	1,102,893	(69,960)

CHF	476,697	HSBC Bank PLC	10/10/14	534,291	(34,942)
EUR	1,189,840	HSBC Bank PLC	10/10/14	1,590,134	(87,228)
GBP	903,122	HSBC Bank PLC	10/10/14	1,508,808	(44,813)
JPY	62,675,516	HSBC Bank PLC	10/10/14	615,373	(43,876)

				4,248,606	(210,859)

SGD	2,978,566	Morgan Stanley & Co.	10/10/14	2,391,729	(56,890)

JPY	40,998,906	Royal Bank of Canada	10/10/14	399,711	(25,869)
NOK	1,893,860	Royal Bank of Canada	10/10/14	307,453	(12,760)

				707,164	(38,629)

EUR	261,090	Royal Bank of Scotland PLC	01/09/15	329,072	937

HKD	3,258,789	Standard Chartered Bank	10/10/14	420,377	(700)

AUD	9,606,883	State Street Bank and Trust Co.	10/10/14	9,024,610	(618,066)
CHF	377,816	State Street Bank and Trust Co.	10/10/14	423,452	(27,683)
CHF	2,094,000	State Street Bank and Trust Co.	12/17/14	2,307,311	(112,338)
EUR	1,376,299	State Street Bank and Trust Co.	10/10/14	1,874,437	(136,012)
GBP	1,252,883	State Street Bank and Trust Co.	10/10/14	2,138,756	(107,786)
HKD	8,830,303	State Street Bank and Trust Co.	10/10/14	1,157,332	(2,065)
JPY	77,849,159	State Street Bank and Trust Co.	10/10/14	763,900	(54,045)
SEK	13,402,461	State Street Bank and Trust Co.	10/10/14	1,984,759	(127,493)
SEK	2,453,000	State Street Bank and Trust Co.	03/18/15	355,621	(15,782)

				20,030,178	(1,201,270)

EUR	615,248	UBS AG	10/10/14	815,243	(38,113)

CHF	285,770	Westpac Banking Corp.	10/10/14	319,823	(20,474)
GBP	584,114	Westpac Banking Corp.	10/10/14	942,021	4,850
NOK	3,337,024	Westpac Banking Corp.	10/10/14	530,534	(11,279)

				1,792,378	(26,903)

				$45,290,882	$(2,301,131)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Deliver
HKD	4,474,696	Australia and New Zealand Banking Group	10/10/14	$577,385	$1,119
JPY	43,857,854	Australia and New Zealand Banking Group	10/10/14	427,436	27,525

				1,004,821	28,644

CHF	727,363	Barclays Bank PLC	10/10/14	803,166	41,240
GBP	189,691	Barclays Bank PLC	10/10/14	319,030	11,534
JPY	46,450,291	Barclays Bank PLC	10/10/14	456,932	33,383

				1,579,128	86,157

EUR	312,849	BNP Paribas SA	10/10/14	412,453	17,289

AUD	401,301	Citibank N.A.	10/10/14	376,127	24,967
CAD	638,876	Citibank N.A.	10/10/14	598,694	28,365
CHF	117,174	Citibank N.A.	10/10/14	131,969	9,227
EUR	5,646,714	Citibank N.A.	10/10/14	7,674,070	541,618
GBP	1,367,668	Citibank N.A.	10/10/14	2,344,328	127,287
JPY	764,390,003	Citibank N.A.	10/10/14	7,530,816	560,849
NOK	1,793,173	Citibank N.A.	10/10/14	289,175	10,149

				18,945,179	1,302,462

EUR	324,842	Credit Suisse International	10/10/14	433,935	23,623
HKD	5,865,696	Credit Suisse International	10/10/14	756,770	1,367

				1,190,705	24,990

EUR	787,403	Deutsche Bank AG	10/10/14	1,054,891	60,310
GBP	485,597	Deutsche Bank AG	10/10/14	810,207	23,037
JPY	113,451,859	Deutsche Bank AG	10/10/14	1,101,480	66,987

				2,966,578	150,334

EUR	220,493	Goldman Sachs International	10/10/14	300,590	22,081

EUR	417,058	HSBC Bank PLC	10/10/14	564,618	37,826
GBP	213,066	HSBC Bank PLC	10/10/14	364,898	19,509

				929,516	57,335

CHF	538,024	Morgan Stanley & Co.	10/10/14	591,646	28,057
GBP	259,581	Morgan Stanley & Co.	10/10/14	435,703	14,912

				1,027,349	42,969

CAD	395,218	Royal Bank of Canada	10/10/14	369,425	16,611
EUR	601,151	Royal Bank of Canada	10/10/14	811,308	51,985
NOK	7,914,215	Royal Bank of Canada	10/10/14	1,278,425	46,936

				2,459,158	115,532

CHF	878,382	Societe Generale	10/10/14	972,157	52,036
EUR	520,019	Societe Generale	10/10/14	696,740	39,896
HKD	3,466,006	Societe Generale	10/10/14	447,229	865
JPY	55,561,412	Societe Generale	10/10/14	548,674	42,046

				2,664,800	134,843

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Deliver (Continued)
AUD	2,963,000	State Street Bank and Trust Co.	06/17/15		$2,648,507	$101,259
CHF	10,600,000	State Street Bank and Trust Co.	12/17/14		12,176,910	1,065,778
EUR	683,807	State Street Bank and Trust Co.	10/10/14		900,963	37,236
JPY	88,096,007	State Street Bank and Trust Co.	10/10/14		823,138	19,849
SEK	17,028,000	State Street Bank and Trust Co.	03/18/15		2,536,253	177,196

					19,085,771	1,401,318

EUR	738,335	Toronto Dominion Bank	10/10/14		1,004,746	72,144
GBP	574,164	Toronto Dominion Bank	10/10/14		977,009	46,267

					1,981,755	118,411

GBP	220,682	UBS AG	10/10/14		378,373	20,639

CAD	288,124	Westpac Banking Corp.	10/10/14		270,255	13,045

					$55,196,431	$3,536,049

Cross Currency Forwards
HKD	3,713,381	Citibank N.A.	10/10/14	JPY	49,968,828	$22,588

JPY	76,013,107	Credit Suisse International	10/10/14	EUR	555,493	(8,539)
JPY	46,791,655	Credit Suisse International	10/10/14	EUR	341,859	(5,145)

						(13,684)

EUR	168,708	Morgan Stanley & Co.	10/10/14	GBP	133,976	(4,084)

						$4,820

AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	PLN	Polish Zloty
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen
CNY	Chinese Yuan Renminbi	MXN	Mexican Peso

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline

Notes to Portfolio of Investments (Unaudited) (Continued)

in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at September 30, 2014:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund
Futures Contracts — Long
U.S. Treasury Long Bond	12/19/14	374	$51,576,938	$(514,669)
U.S. Treasury Note 10 Year	12/19/14	1,499	186,836,297	(774,693)
90 Day Eurodollar	12/14/15	3,461	855,688,987	(1,129,970)
90 Day Eurodollar	03/14/16	1,163	286,723,112	(403,219)

				$(2,822,551)

Futures Contracts — Short
Euro Bund	11/21/14	33	$(18,339)	$(10,039)
Euro Bund	11/21/14	33	(4,168)	8,301

				$(1,738)

Strategic Bond Fund
Futures Contracts — Long
U.S. Treasury Long Bond	12/19/14	10	$1,379,063	$(3,470)
Ultra Long U.S. Treasury Bond	12/19/14	13	1,982,500	927
90 Day Eurodollar	12/19/16	59	14,424,762	(3,792)

				$(6,335)

Futures Contracts — Short
Euro Bund	12/08/14	11	$(2,079,865)	$(12,754)
Euro FX	12/15/14	5	(789,687)	20,859
U.S. Treasury Note 10 Year	12/19/14	17	(2,118,891)	(4,131)
U.S. Treasury Note 2 Year	12/31/14	5	(1,094,219)	218
U.S. Treasury Note 5 Year	12/31/14	151	(17,856,930)	34,540
90 Day Eurodollar	03/16/15	213	(53,071,612)	(55,980)
90 Day Eurodollar	06/18/18	56	(13,570,200)	(43,582)

				$(60,830)

BlackRock Global Allocation Fund
Futures Contracts — Long
CAC40 10 Euro	10/17/14	5	$278,755	$(800)
Yen Denom Nikkei	12/11/14	2	147,709	566

				$(234)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Futures Contracts — Short
Euro Stoxx 50	12/19/14	8	$(325,665)	$84
FTSE 100 Index	12/19/14	3	(321,255)	7,605
Russell 2000 Mini Index	12/19/14	25	(2,741,500)	100,064
S&P 500 E Mini Index	12/19/14	407	(39,997,925)	375,889
S&P Midcap 400 E Mini Index	12/19/14	111	(5,564,985)	350,973

				$834,615

S&P 500 Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	12/19/14	982	$96,506,050	$(1,096,596)

S&P Mid Cap Index Fund
Futures Contracts — Long
S&P Midcap 400 E Mini Index	12/19/14	59	$8,055,860	$(293,480)

Russell 2000 Small Cap Index Fund
Futures Contracts — Long
Russell 2000 Mini Index	12/19/14	47	$5,154,020	$(208,228)

Diversified International Fund
Futures Contracts — Long
Topix Index	12/11/14	5	$604,741	$9,765
SPI 200 Index	12/18/14	2	231,277	(7,534)
FTSE 100 Index	12/19/14	7	749,596	(17,304)
Euro Stoxx 50	12/19/14	29	1,180,535	7,670

				$(7,403)

MSCI EAFE International Index Fund
Futures Contracts — Long
Mini MSCI	12/19/14	43	$3,955,355	$(93,481)

Overseas Fund
Futures Contracts — Long
Topix Index	12/11/14	3	$362,845	$5,837
SPI 200 Index	12/18/14	1	115,638	(3,770)
Euro STOXX 50	12/19/14	39	1,587,616	6,312
FTSE 100 Index	12/19/14	9	963,766	(11,863)

				$(3,484)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one

Notes to Portfolio of Investments (Unaudited) (Continued)

party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a

Notes to Portfolio of Investments (Unaudited) (Continued)

swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse; the initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation/depreciation on a Fund’s Statement of Operations. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap transactions at September 30, 2014. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Total Return Bond Fund*
Credit Default Swaps — Sell Protection†
OTC Swaps
Barclays Bank PLC	USD	4,100,000	9/20/15	1.000%	Russia Federate (PIMCO Rating: BAA+)****	$11,626	$(52,410)	$(40,784)
Barclays Bank PLC	USD	3,600,000	3/20/16	1.000%	United Mexican States (PIMCO Rating: A-)****	48,621	(17,372)	31,249
Barclays Bank PLC	USD	17,100,000	3/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)****	138,195	(78,063)	60,132
Barclays Bank PLC	USD	5,200,000	6/20/16	1.000%	General Electric Capital Corp. (PIMCO Rating: AA+)****	(14,098)	77,236	63,138
Barclays Bank PLC	USD	5,300,000	9/20/16	1.000%	Italian Government (PIMCO Rating: BAA)****	24,537	29,030	53,567
Barclays Bank PLC	USD	2,400,000	6/20/19	1.000%	MetLife, Inc. (PIMCO Rating: A-)****	(6,217)	47,527	41,310
Barclays Bank PLC	USD	700,000	6/20/19	1.000%	Italian Government (PIMCO Rating: BAA)****	7,156	(4,761)	2,395
Barclays Bank PLC	USD	700,000	6/20/19	1.000%	Italian Government (PIMCO Rating: BAA)****	6,817	(4,422)	2,395
Barclays Bank PLC	USD	5,100,000	6/20/19	1.000%	JP Morgan Chase & Co. (PIMCO Rating: A)****	(13,513)	106,135	92,622

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Total Return Bond Fund* (Continued)
Credit Default Swaps — Sell Protection† (Continued)
OTC Swaps (Continued)
Barclays Bank PLC	USD	10,900,000	9/20/19	1.000%	Russia Federate (PIMCO Rating: BAA+)****	$(61,813)	$(640,601)	$(702,414)
Barclays Bank PLC	USD	400,000	9/20/19	1.000%	Italian Government (PIMCO Rating: BAA)****	823	-	823

						142,134	(537,701)	(395,567)

Credit Suisse International	USD	6,100,000	6/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)****	25,782	(8,878)	16,904

Goldman Sachs Bank USA	USD	2,500,000	6/20/17	1.000%	Italian Government (PIMCO Rating: BAA)****	10,618	14,241	24,859

Goldman Sachs International	USD	7,700,000	12/20/15	1.000%	United Mexican States (PIMCO Rating: A-)****	269,107	(207,341)	61,766
Goldman Sachs International	USD	4,300,000	3/20/16	1.000%	United Mexican States (PIMCO Rating: A-)****	170,090	(132,765)	37,325
Goldman Sachs International	USD	1,300,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: A-)****	18,999	(6,020)	12,979
Goldman Sachs International	USD	1,400,000	6/20/19	1.000%	Italian Government (PIMCO Rating: BAA)****	11,174	(6,383)	4,791
Goldman Sachs International	USD	7,300,000	9/20/19		United Mexican States (PIMCO Rating: A-)****	(18,778)	53,453	34,675

						450,592	(299,056)	151,536

JP Morgan Chase Bank	USD	400,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: A-)****	1,688	2,306	3,994

UBS AG	USD	1,000,000	9/20/15	1.000%	United Mexican States (PIMCO Rating: A-)****	20,537	(14,146)	6,391
UBS AG	USD	5,400,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: A-)****	77,610	(23,694)	53,916

						98,147	(37,840)	60,307

Centrally Cleared Swaps
	USD	8,900,000	6/20/19	1.000%	CDX.NA.IG.22††	(4,543)	147,352	142,809

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Barclays Bank PLC	MXN	98,000,000	9/02/22	MXN TIIE Mexican Banxico	Fixed 6.000%	$(13,511)	$(51,278)	$(64,789)

Credit Suisse International	BRL	23,400,000	1/04/21	BRL CETIP Brazilian Interbank Deposit	Fixed 12.055%	(58,060)	39,047	(19,013)

Goldman Sachs Bank USA	MXN	7,000,000	1/18/19	Mexico Interbank TIIE	Fixed 5.700%	12,187	(2,003)	10,184

JP Morgan Chase Bank	MXN	36,000,000	1/18/19	Mexico Interbank TIIE	Fixed 5.700%	64,485	(12,110)	52,375
JP Morgan Chase Bank	MXN	7,000,000	6/05/23	MXN TIIE Mexican Banxico	Fixed 6.000%	8,431	(17,271)	(8,840)

						72,916	(29,381)	43,535

UBS AG	BRL	8,600,000	1/04/21	BRL CETIP Brazilian Interbank Deposit	Fixed 11.680%	(12,051)	(34,313)	(46,364)
UBS AG	BRL	10,100,000	1/04/21	BRL CETIP Brazilian Interbank Deposit	Fixed 12.055%	(5,568)	(2,652)	(8,220)
UBS AG	MXN	250,000,000	4/26/24	Mexico Interbank TIIE	Fixed 6.300%	(467,495)	386,996	(80,499)

						(485,114)	350,031	(135,083)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Bond Fund* (Continued)
Centrally Cleared Swaps
	MXN	63,000,000	9/13/17	Mexico Interbank TIIE	Fixed 5.500%	$(13,716)	$132,739	$119,023
	MXN	50,100,000	6/08/34	Mexico Interbank TIIE	Fixed 7.020%	(53,276)	14,682	(38,594)
	MXN	162,000,000	6/19/34	Mexico Interbank TIIE	Fixed 6.810%	(445,148)	6,248	(438,900)
	USD	80,100,000	6/15/17	3-Month USD-LIBOR-BBA	Fixed 1.750%	(220,864)	2,150	(218,714)
	USD	311,400,000	9/21/17	3-Month USD-LIBOR-BBA	Fixed 3.000%	(182,919)	2,414,025	2,231,106
	USD	53,000,000	10/15/17	Federal Funds Effective Rate US	Fixed 1.000%	(579,441)	(58,549)	(637,990)
	USD	3,100,000	6/19/24	3-Month USD-LIBOR-BBA	Fixed 4.000%	23,447	51,068	74,515
	USD	3,600,000	9/04/24	3-Month USD-LIBOR-BBA	Fixed 2.550%	71,645	(40,250)	31,395
	USD	32,800,000	6/19/43	3-Month USD-LIBOR-BBA	Fixed 2.750%	429,763	2,451,720	2,881,483
	USD	17,500,000	12/18/43	3-Month USD-LIBOR-BBA	Fixed 3.500%	(1,745,029)	690,905	(1,054,124)

						(2,715,538)	5,664,738	2,949,200

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund**
Credit Default Swaps — Buy Protection
OTC Swaps
Goldman Sachs International	USD	1,663,200	6/20/19	5.000%	CDX.NA.HY.22††	$(6,093)	$105,441	$99,348

BlackRock Global Allocation Fund***
Credit Default Swaps — Buy Protection
OTC Swaps
Barclays Bank PLC	USD	97,533	6/20/19	1.000%	Transocean, Inc.	4,219	2,450	6,669
Barclays Bank PLC	USD	325,100	6/20/19	1.000%	Transocean, Inc.	14,062	8,168	22,230
Barclays Bank PLC	USD	237,000	6/20/19	1.000%	Transocean, Inc.	9,918	6,288	16,206
Barclays Bank PLC	USD	148,000	6/20/19	1.000%	Transocean, Inc.	6,481	3,639	10,120

						34,680	20,545	55,225

Citibank N.A.	USD	227,589	6/20/19	1.000%	Transocean, Inc.	10,467	5,095	15,562

JP Morgan Chase Bank	USD	207,996	6/20/19	Fixed 1.000%	Transocean, Inc.	9,120	5,102	14,222
JP Morgan Chase Bank	USD	59,000	6/20/19	Fixed 1.000%	Transocean, Inc.	2,597	1,437	4,034

						11,717	6,539	18,256

Centrally Cleared Swaps
	USD	2,233,974	6/20/19	Fixed 5.000%	CDX.NA.IG.21††	27,604	(161,046)	(133,442)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
BlackRock Global Allocation Fund*** (Continued)
Interest Rate Swaps
OTC Swaps
Citibank N.A.	BRL	261,643	1/04/21	Brazil CETIP Interbank	11.520%	$(1,976)	$-	$(1,976)

Deutsche Bank AG	PLN	2,157,000	9/08/24	6-Month Poland Warsaw Interbank	2.760%	(3,795)	-	(3,795)

Centrally Cleared Swaps
	USD	32,841,000	1/29/17	3-Month USD-LIBOR-BBA	1.110%	12,109	145	12,254
	USD	32,810,000	2/01/17	3-Month USD-LIBOR-BBA	1.180%	(35,073)	144	(34,929)
	USD	13,136,000	1/29/20	3-Month USD-LIBOR-BBA	2.113%	(18,665)	121	(18,544)
	USD	13,120,000	2/01/20	3-Month USD-LIBOR-BBA	2.188%	24,509	120	24,629

						(17,120)	530	(16,590)

Total Return Swaps
OTC Swaps
BNP Paribas SA	JPY	120,000	3/31/16	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	30,417	-	30,417
BNP Paribas SA	JPY	120,000	3/31/2016	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	25,494	-	25,494
BNP Paribas SA	JPY	110,000	3/31/2017	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	33,298	-	33,298
BNP Paribas SA	JPY	110,000	3/31/2017	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	28,284	-	28,284

						117,493	-	117,493

Citibank N.A.	USD	148,400	3/31/2015	1-Month USD-LIBOR-BBA	Notional amount at expiration date × Strike Price	46,012	-	46,012

BRL	Brazilian Real
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
USD	U.S. Dollar
*	Collateral for swap agreements held by Credit Suisse International and Goldman Sachs & Co. amounted to $43,000 and $27,000 in cash, respectively, at September 30, 2014; and collateral for swap agreements held by Barclays Bank PLC, Credit Suisse Securities International, Goldman Sachs & Co., JP Morgan Chase Bank, Morgan Stanley & Co and UBS AG, amounted to $222,791, $2,306,457, $1,828,000, $261,393, $724,314 and $316,623 in securities, respectively, at September 30, 2014. Collateral for swap agreements received from Barclays Bank PLC, Credit Suisse International, Goldman Sachs Bank USA, and Goldman Sachs International amounted to $310,000, $790,000, $11,480,000 and $260,000 in cash, respectively, at September 30, 2014.
**	Collateral for swap agreements held by Goldman Sachs International amounted to $81,016 in cash at September 30, 2014.
***	Collateral for swap agreements held by Citibank N.A. amounted to $355,000 in cash at September 30, 2014. Collateral for swap agreements received from Barclays Bank PLC, Citibank N.A., Deutsche Bank AG, and Goldman Sachs International amounted to $530,000, $700,000, $1,300,000 and $1,400,000 in cash, respectively, at September 30, 2014.
****	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
†

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a

Notes to Portfolio of Investments (Unaudited) (Continued)

credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
††	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio. The Fund may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio of debt securities or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open written option contracts at September 30, 2014. A Fund’s current exposure to a counterparty is the fair value of the contract.

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
Total Return Bond Fund
Goldman Sachs Bank USA	10,000,000	12/01/14	Interest Rate Swaption USD 5 Year Call, Strike 1.80	$17,820	$12,057
Goldman Sachs Bank USA	10,000,000	12/01/14	Interest Rate Swaption USD 5 Year Put, Strike 2.10	50,000	42,964
JP Morgan Chase Bank N.A.	14,500,000	11/17/14	Interest Rate Swaption USD 5 Year Call, Strike 1.70	27,550	5,192
JP Morgan Chase Bank N.A.	14,500,000	11/17/14	Interest Rate Swaption USD 5 Year Put, Strike 2.05	49,663	61,786
Goldman Sachs Bank USA	15,200,000	1/20/15	Interest Rate Swaption USD 10 Year Call, Strike 1.20	82,229	179,596
Goldman Sachs Bank USA	15,200,000	1/20/15	Interest Rate Swaption USD 10 Year Put, Strike 1.60	160,346	29,498
JP Morgan Chase Bank	32,400,000	11/17/14	Interest Rate Swaption USD 10 Year Put, Strike 2.80	156,330	167,268
JP Morgan Chase Bank	1,100,000	10/31/14	BRL Call USD Put, Strike 2.58	10,615	9,774
Barclays Bank PLC	1,500,000	11/10/14	USD Call JPY Put, Strike 97.00	1,875	3
UBS AG	1,500,000	11/10/14	USD Call JPY Put, Strike 98.00	3,150	9

				$559,578	$508,147

Strategic Bond Fund
	244	3/16/15	Eurodollar Put, Strike 99.50	$32,757	$10,675
	244	3/16/15	Eurodollar Call, Strike 99.75	5,307	9,150
Goldman Sachs & Co.	1,800,000	11/28/14	USD Call EUR Put, Strike 1.30	11,916	57,438

				$49,980	$77,263

BlackRock Global Allocation Fund
	36	12/20/14	Lululemon Athletica, Inc., Call, Strike 42.50	$11,449	$9,900
	65	11/22/14	Tenet Healthcare Corp., Call, Strike 49.00	17,688	67,600
	36	3/20/15	Ocean Rig UDW, Inc., Put, Strike 15.00	5,809	5,760
Bank of America N.A.	13,305	2/20/15	Coach Inc., Put, Strike 42.50	37,254	102,069
Bank of America N.A.	1,522	12/19/14	MSCI Emerging Markets Index, Call, Strike 1,126.63	23,347	3,193
Bank of America N.A.	1,522	12/19/14	MSCI Emerging Markets Index, Put, Strike 967.95	30,425	36,745
Bank of America N.A.	15,900	1/16/15	Mylan, Inc., Call, , Strike 55.00	44,735	6,440
Bank of America N.A.	2,915	11/21/14	Russell 2000 Index, Call, Strike 1,170.00	23,320	16,033
Bank of America N.A.	2,915	11/21/14	Russell 2000 Index, Put, Strike 1,020.00	26,235	33,814
Bank of America N.A.	223,095	12/11/15	Topix Index, Call, Strike 1,627.28	31,995	48,191
Bank of America N.A.	132,700	9/11/15	Topix Index, Call, Strike 1,635.04	8,362	18,728
Bank of America N.A.	223,095	12/11/15	Topix Index, Put, Strike 1,171.64	114,554	103,530
Bank of America N.A.	132,700	9/11/15	Topix Index, Put, Strike 1,174.41	52,254	49,157
Barclays Bank PLC	31,400	6/19/15	AbbVie, Inc. Call, Strike 65.00	31,400	60,152
Barclays Bank PLC	25,400	6/19/15	Aetna, Inc., Call, Strike 90.00	40,640	64,427
Barclays Bank PLC	6,567	1/16/15	Phillips 66, Put, Strike 85.00	50,000	42,686
BNP Paribas SA	3,153	11/21/14	Russell 2000 Index, Call, Strike 1,230.00	13,290	1,971
BNP Paribas SA	3,153	11/21/14	Russell 2000 Index, Put, Strike 1,070.00	32,738	72,992
BNP Paribas SA	106,348	9/11/15	Topix Index, Call, Strike 1,660.07	9,275	13,234
BNP Paribas SA	106,348	9/11/15	Topix Index, Put Strike 1,161.53	37,761	36,127
Citibank N.A.	13,243	1/16/15	Anadarko Petroleum Corp., Put, Strike 110.00	147,825	167,193
Citibank N.A.	6,500	1/16/15	Anadarko Petroleum Corp., Put, Strike 100.00	27,430	56,062
Citibank N.A.	13,315	3/13/15	Boai NKY Pharmaceuticals Ltd., Call, Strike 18,000.00	17,350	26,102
Citibank N.A.	13,315	3/13/15	Boai NKY Pharmaceuticals Ltd., Put, Strike 14,250.00	38,443	25,495
Citibank N.A.	3,300	3/20/15	Cimarex Energy Co., Call, Strike 130.00	47,933	31,515

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (Continued)
Citibank N.A.	3,309	1/16/15	Diamondback Energy Inc., Put, Strike 72.50	$17,703	$16,876
Citibank N.A.	6,400	1/16/15	Hess Corp., Put, Strike 95.00	30,400	30,400
Citibank N.A.	6,599	1/16/15	Marathon Petroleum Corp., Put, Strike 90.00	36,624	57,081
Citibank N.A.	53,735	1/16/15	MetLife Inc., Call, Strike 60.00	59,109	31,972
Citibank N.A.	13,305	3/13/15	Nikkei 225 Index, Call, Strike 18,000.00	17,647	26,082
Citibank N.A.	13,305	3/13/15	Nikkei 225 Index, Put, Strike 14,250.00	38,615	25,476
Citibank N.A.	6,618	2/20/15	Oasis Petroleum, Inc., Put, Strike 44.00	28,457	33,090
Citibank N.A.	16,553	2/20/15	Oasis Petroleum, Inc., Put, Strike 41.00	43,733	54,625
Citibank N.A.	65,305	1/16/15	Pfizer, Inc., Put, Strike 28.00	76,407	40,082
Citibank N.A.	10,000	1/16/15	Phillips 66, Put, Strike 85.00	51,240	65,000
Citibank N.A.	41,130	1/16/15	Prudential Financial, Inc., Call, Strike 97.50	84,317	38,662
Citibank N.A.	33,107	4/17/15	Talisman Energy, Inc., Put, Strike 10.00	48,336	63,731
Citibank N.A.	233,603	12/11/15	Topix Index, Call, Strike 1,600.00	39,634	56,723
Citibank N.A.	233,603	12/11/15	Topix Index, Put, Strike 1,170.00	119,645	107,352
Credit Suisse International	19,597	10/22/14	CBOE SPX Volatility Index, Call, Strike 25.00	9,309	4,899
Credit Suisse International	3,311	1/16/15	Diamondback Energy Inc., Call, Strike 75.00	19,866	20,859
Credit Suisse International	788	10/17/14	Euro STOXX 50 Index, Call, Strike 3,373.17	11,225	2,312
Credit Suisse International	788	10/17/14	Euro STOXX 50 Index, Put, Strike 2,967.74	9,184	2,448
Credit Suisse International	2,886	10/17/14	Russell 2000 Index, Call, Strike 1,194.10	24,531	2,118
Credit Suisse International	2,886	10/17/14	Russell 2000 Index, Put, Strike 1,018.67	28,283	5,492
Deutsche Bank AG	13,288,000	2/17/15	3-Month LIBOR BBA 5 Year Swaption, Call, Strike 1.75	20,147	18,710
Deutsche Bank AG	14,900	1/16/15	Anadarko Petroleum Corp., Put, Strike 110.00	151,980	188,113
Deutsche Bank AG	190	9/21/18	Euro STOXX 50 Index, Put, Strike 2,586.07	69,380	69,473
Deutsche Bank AG	19,500	1/16/15	Gulfport Energy Corp., Put, Strike 60.00	141,570	168,675
Deutsche Bank AG	16,500	4/17/15	Marathon Petroleum Corp., Call, Strike 100.00	41,415	31,350
Deutsche Bank AG	6,618	2/20/15	Oasis Petroleum, Inc., Put, Strike 44.00	30,244	33,090
Goldman Sachs & Co.	29,852	1/16/15	ACE Ltd., Call, Strike 110.00	29,852	43,067
Goldman Sachs & Co.	16,550	4/17/15	Consol Energy, Inc., Put, Strike 38.00	64,555	50,891
Goldman Sachs & Co.	16,161	6/19/15	Humana Inc., Call, Strike 155.00	46,059	56,036
Goldman Sachs & Co.	12,900	1/16/15	Marathon Petroleum Corp., Put, Strike 90.00	92,429	111,585
Goldman Sachs & Co.	16,396	12/19/14	Ocean Rig UDW, Inc., Put, Strike 17.50	22,135	35,661
Goldman Sachs & Co.	3,264	1/16/15	Phillips 66, Put, Strike 90.00	30,029	33,456
Goldman Sachs & Co.	1,684	10/17/14	S&P 500 Index, Put, Strike 1,875.00	12,209	9,178
Goldman Sachs & Co.	228,678	6/12/15	Topix Index, Call, Strike 1,490.61	41,105	46,561
Goldman Sachs & Co.	228,678	6/12/15	Topix Index, Put, Strike 1,136.91	92,104	43,732
Goldman Sachs & Co.	13,241	1/16/15	Transocean Ltd., Put, Strike 32.00	28,468	32,440
Goldman Sachs & Co.	19,604	1/16/15	Transocean, Inc., Put, Strike 38.00	19,604	141,149
JP Morgan Chase Bank N.A.	16,550	4/17/15	Consol Energy, Inc., Put, Strike 38.00	56,270	50,891
JP Morgan Chase Bank N.A.	6,599	4/17/15	EOG Resources, Inc., Put, Strike 100.00	50,152	59,391
JP Morgan Chase Bank N.A.	29	2/18/15	Ibovespa Index, Call, Strike 66,572.31	35,994	19,279
JP Morgan Chase Bank N.A.	29	2/18/15	Ibovespa Index, Put, Strike 51,903.83	51,210	65,853
JP Morgan Chase Bank N.A.	2,988	11/21/14	Russell 2000 Index, Call, Strike 1,180.00	25,398	11,653
JP Morgan Chase Bank N.A.	2,988	11/21/14	Russell 2000 Index, Put, Strike 1,040.00	32,595	42,400
Morgan Stanley & Co.	1,700	1/16/15	Delphi Automotive PLC, Call, Strike 82.50	595	39
Morgan Stanley & Co.	1,700	1/16/15	Delphi Automotive PLC, Put, Strike 65.00	2,108	8,755
Morgan Stanley & Co.	3,085	11/21/14	Hewlett-Packard Co., Put, Strike 35.50	1,851	3,747
Morgan Stanley & Co.	29	2/18/15	Ibovespa Index, Call, Strike 65,937.40	33,910	21,719
Morgan Stanley & Co.	29	2/18/15	Ibovespa Index, Put, Strike 50,617.48	40,673	54,623

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (Continued)
Morgan Stanley & Co.	2,302	10/17/14	S&P 500 Index, Put, Strike 1,870.00	$14,503	$11,625
Morgan Stanley & Co.	1,458	11/21/14	S&P 500 Index, Put, Strike 1,825.00	16,038	17,059
Morgan Stanley & Co.	192,271	3/13/15	Topix Index, Put, Strike 1,195.00	32,208	32,654
Morgan Stanley & Co.	125,970	6/12/15	Topix Index, Put, Strike 1,187.78	36,377	36,154
UBS AG	26,398	4/17/15	Consol Energy, Inc., Put, Strike 39.00	90,281	95,033
UBS AG	3,267	1/16/15	Phillips 66, Put, Strike 85.00	22,052	21,236
UBS AG	1,172	10/17/14	S&P 500 Index, Call, Strike 2,029.24	5,262	1,911
UBS AG	1,172	10/17/14	S&P 500 Index, Put, Strike 1,850.00	6,376	4,512
UBS AG	166,532	12/12/14	Topix Index, Call, Strike 1,410.88	37,267	12,076
UBS AG	166,532	12/12/14	Topix Index, Put, Strike 1,094.64	62,761	2,300

				$3,302,943	$3,470,473

BRL	Brazilian Real
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Transactions in written option contracts during the period ended September 30, 2014, were as follows:

	Number of Contracts	Premiums Received
Total Return Bond Fund
Options outstanding at December 31, 2013	377,200,136	$1,278,218
Options written	354,200,086	2,257,308
Options terminated in closing purchase transactions	(75,800,000)	(395,370)
Options expired	(25,600,043)	(104,272)
Options exercised	(514,100,179)	(2,476,306)

Options outstanding at September 30, 2014	115,900,000	$559,578

Strategic Bond Fund
Options outstanding at December 31, 2013	-	$-
Options written	1,801,170	189,629
Options terminated in closing purchase transactions	(464)	(114,514)
Options expired	(218)	(25,135)
Options exercised	-	-

Options outstanding at September 30, 2014	1,800,488	$49,980

BlackRock Global Allocation Fund
Options outstanding at December 31, 2013	52,727,287	$1,138,223
Options written	97,812,945	8,811,117
Options terminated in closing purchase transactions	(133,432,993)	(5,359,723)
Options expired	(552,589)	(1,009,559)
Options exercised	(50,458)	(277,115)

Options outstanding at September 30, 2014	16,504,192	$3,302,943

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2014, the Funds had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer

Notes to Portfolio of Investments (Unaudited) (Continued)

through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Treasury Rolls

Each Fund may enter into Treasury rolls with banks and broker-dealers to enhance return. In a Treasury roll transaction, a Fund sells a Treasury security and simultaneously enters into an agreement to repurchase the security from the buyer at a later date, at the original sale price plus interest. The repurchase price is typically adjusted to provide the Fund the economic benefit of any interest that accrued on the Treasury security during the term of the transaction. The Fund may use the purchase price received by it to earn additional return during the term of the Treasury roll transaction.

Treasury roll transactions generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

A Fund accounts for a Treasury roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these Treasury roll transactions may be considered financing transactions, whereby the difference in the sales price and the future price is recorded as an adjustment to interest income.

The Fund(s) listed in the following table had Treasury roll transactions during the period ended September 30, 2014, which were accounted for as financing transactions:

Total Return Bond Fund
Average balance outstanding	$678,610
Weighted average interest rate	(0.09)%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into Treasury roll transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s

Notes to Portfolio of Investments (Unaudited) (Continued)

counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities. At, September 30, 2014, Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and dividend expense are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, RetireSMART 2050, and RetireSMART 2055 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The BlackRock Global Allocation Fund invests a significant amount of its assets and each of the Diversified International Fund, MSCI EAFE International Index Fund, and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds and certain underlying funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At September 30, 2014, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,763,701,287	$44,386,400	$(39,082,744)	$5,303,656
Strategic Bond Fund	212,015,820	5,976,362	(2,501,390)	3,474,972
BlackRock Global Allocation Fund	642,780,677	82,026,355	(27,423,620)	54,602,735
Diversified Value Fund	284,597,731	93,825,569	(2,976,704)	90,848,865
Fundamental Value Fund	1,070,872,420	482,392,995	(5,553,258)	476,839,737
Large Cap Value Fund	393,968,120	57,802,470	(14,358,627)	43,443,843
S&P 500 Index Fund	2,016,991,758	1,337,156,066	(45,600,829)	1,291,555,237
Focused Value Fund	695,526,010	247,399,246	(4,819,714)	242,579,532
Fundamental Growth Fund	124,786,601	23,511,483	(1,306,979)	22,204,504
Blue Chip Growth Fund	941,443,902	410,059,382	(7,980,714)	402,078,668
Growth Opportunities Fund	731,786,533	310,204,082	(6,422,596)	303,781,486
Mid-Cap Value Fund	138,087,158	17,758,100	(4,035,820)	13,722,280
Small Cap Value Equity Fund	116,301,977	35,445,795	(2,447,447)	32,998,348
Small Company Value Fund	368,154,064	104,077,372	(16,878,687)	87,198,685
S&P Mid Cap Index Fund	207,330,611	24,423,458	(4,971,304)	19,452,154
Russell 2000 Small Cap Index Fund	139,132,189	15,171,554	(7,897,683)	7,273,871
Mid Cap Growth Equity II Fund	1,412,651,808	558,784,323	(25,371,452)	533,412,871
Small Cap Growth Equity Fund	815,119,283	121,426,753	(28,229,589)	93,197,164
Small Company Growth Fund	57,484,910	4,964,481	(3,702,595)	1,261,886
Diversified International Fund	174,235,624	10,814,947	(7,416,359)	3,398,588
MSCI EAFE International Index Fund	218,093,676	33,981,476	(5,595,845)	28,385,631
Overseas Fund	589,436,868	77,423,696	(18,613,278)	58,810,418
RetireSMART Conservative Fund	215,702,956	4,177,345	(2,461,995)	1,715,350
RetireSMART Moderate Fund	412,280,240	18,389,104	(5,048,808)	13,340,296
RetireSMART Moderate Growth Fund	324,718,124	20,464,894	(4,675,658)	15,789,236
RetireSMART Growth Fund	106,708,399	6,200,554	(1,422,115)	4,778,439
RetireSMART In Retirement Fund	86,574,499	1,745,923	(1,348,237)	397,686
RetireSMART 2010 Fund	98,438,723	1,920,462	(1,136,960)	783,502
RetireSMART 2015 Fund	56,363,880	428,858	(800,489)	(371,631)
RetireSMART 2020 Fund	507,560,845	17,884,882	(6,654,275)	11,230,607
RetireSMART 2025 Fund	93,534,121	562,956	(1,777,424)	(1,214,468)
RetireSMART 2030 Fund	489,357,801	19,586,467	(6,098,527)	13,487,940
RetireSMART 2035 Fund	66,676,524	614,122	(1,305,937)	(691,815)
RetireSMART 2040 Fund	297,154,698	13,744,859	(3,532,672)	10,212,187
RetireSMART 2045 Fund	35,687,128	339,819	(742,860)	(403,041)
RetireSMART 2050 Fund	102,818,095	2,456,627	(1,400,436)	1,056,191
RetireSMART 2055 Fund	4,077,022	19,817	(92,384)	(72,567)

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended September 30, 2014, was as follows:

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Conservative Fund
Babson Global Floating Rate Fund, Class Y*	-	129,256	8,767	120,489	$1,208,508	$33,269	$-	$(341)
MassMutual Premier Core Bond Fund, Class I	5,084,410	1,335,368	691,151	5,728,627	65,478,207	-	-	(26,824)
MassMutual Premier Disciplined Growth Fund, Class R5	629,684	15,830	645,514	-	-	-	-	933,211
MassMutual Premier Disciplined Growth Fund, Class I	-	663,291	69,715	593,576	7,645,256	-	-	36,296
MassMutual Premier Disciplined Value Fund, Class R5	506,984	13,568	520,552	-	-	-	-	2,176,807
MassMutual Premier Disciplined Value Fund, Class I	-	538,941	53,664	485,277	7,643,119	-	-	27,685
MassMutual Premier Focused International Fund, Class I	55,912	3,206	12,648	46,470	574,368	-	-	23,966
MassMutual Premier High Yield Fund, Class I	508,854	50,623	235,452	324,025	3,292,096	-	-	307,642
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,273,628	493,976	156,264	1,611,340	17,015,755	-	-	(191,465)
MassMutual Premier International Equity Fund, Class R5	112,338	2,685	115,023	-	-	-	-	267,363
MassMutual Premier International Equity Fund, Class I	-	126,161	8,834	117,327	1,688,341	-	-	(2,547)
MassMutual Premier Money Market Fund, Class R5	4,244,088	450,126	3,280,282	1,413,932	1,413,932	45	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	3,748,568	542,356	1,292,078	2,998,846	31,487,881	-	-	(407,589)
MassMutual Premier Strategic Emerging Markets Fund, Class I	281,685	56,132	62,442	275,375	3,334,786	-	-	(247,726)
MassMutual Select Blue Chip Growth Fund, Class R5	81,920	6,607	88,527	-	-	-	-	353,575
MassMutual Select Blue Chip Growth Fund, Class I	-	89,539	8,433	81,106	1,440,442	-	-	4,814
MassMutual Select Diversified International Fund, Class R5	220,114	7,423	227,537	-	-	-	-	345,218
MassMutual Select Diversified International Fund, Class I	-	240,994	18,541	222,453	1,619,459	-	-	189
MassMutual Select Diversified Value Fund, Class R5	100,521	18,135	118,656	-	-	-	-	411,271
MassMutual Select Diversified Value Fund, Class I	-	122,030	14,536	107,494	1,557,582	4,546	-	6,708
MassMutual Select Focused Value Fund, Class I	194,118	34,827	43,835	185,110	4,505,585	-	84,068	295,736
MassMutual Select Fundamental Growth Fund, Class R5	164,393	13,631	178,024	-	-	-	-	305,504
MassMutual Select Fundamental Growth Fund, Class I	-	181,594	17,259	164,335	1,441,220	-	13,872	2,019
MassMutual Select Fundamental Value Fund, Class I	114,069	12,722	36,312	90,479	1,286,612	207	22,709	121,219
MassMutual Select Growth Opportunities Fund, Class I	103,063	18,658	17,014	104,707	1,247,062	-	14,517	50,329

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Conservative Fund (Continued)
MassMutual Select Large Cap Value Fund, Class R5	101,818	20,838	122,656	-	$-	$-	$-	$75,191
MassMutual Select Large Cap Value Fund, Class I	-	131,451	12,253	119,198	1,139,528	1	21,281	1,403
MassMutual Select Mid Cap Growth Equity II Fund, Class I	85,201	12,638	14,803	83,036	1,575,199	-	22,072	75,823
MassMutual Select Mid-Cap Value Fund, Class I	129,416	15,347	20,330	124,433	1,880,190	680	-	85,838
MassMutual Select Overseas Fund, Class I	552,761	158,354	109,319	601,796	5,121,282	118,512	-	264,086
MassMutual Select Total Return Bond Fund, Class I	1,082,668	421,728	232,599	1,271,797	13,264,842	11,503	-	(87,752)
MassMutual Select Small Cap Growth Equity Fund, Class I	45,473	9,306	29,226	25,553	463,779	-	13,895	109,705
MassMutual Select Small Cap Value Equity Fund, Class R5	105,686	2,088	107,774	-	-	-	-	507,901
MassMutual Select Small Cap Value Equity Fund, Class I	-	101,501	15,356	86,145	1,241,350	-	-	(5,026)
MassMutual Select Small Company Growth Fund, Class R5	44,975	1,209	46,184	-	-	-	-	75,879
MassMutual Select Small Company Growth Fund, Class I	-	40,647	8,556	32,091	383,803	-	8,966	(4,613)
MassMutual Select Small Company Value Fund, Class I	30,571	2,155	16,916	15,810	248,065	-	2,992	34,607
MassMutual Select Strategic Bond Fund, Class R5	896,830	67,618	964,448	-	-	-	-	(68,544)
MassMutual Select Strategic Bond Fund, Class I	-	1,120,170	70,734	1,049,436	10,882,656	9,333	-	22,022
MM MSCI EAFE International Index Fund, Class I	378,552	36,821	70,006	345,367	4,586,475	543	4,217	174,881
MM Russell 2000 Small Cap Index Fund, Class I	123,853	20,825	30,127	114,551	1,412,413	-	33,854	78,199
MM S&P Mid Cap Index Fund, Class I	184,887	21,385	25,942	180,330	2,308,222	79	8,952	56,465
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,096,584	538,444	155,558	1,479,470	4,172,107	-	-	(24,037)
Oppenheimer Developing Markets Fund, Class I**	75,702	24,780	43,642	56,840	2,187,211	-	-	98,313
Oppenheimer Global Real Estate Fund, Class I**	177,490	94,554	25,348	246,696	2,590,308	23,361	-	1,540
Oppenheimer International Bond Fund, Class I**	1,343,644	353,754	341,213	1,356,185	8,137,111	209,470	-	(38,555)
Oppenheimer Real Estate Fund, Class I**	74,192	30,113	29,868	74,437	1,943,554	29,597	-	26,942

					$217,418,306	$441,146	$251,395	$6,253,328

RetireSMART Moderate Fund
Babson Global Floating Rate Fund, Class Y*	-	264,877	16,077	248,800	$2,495,469	$69,004	$-	$(705)
MassMutual Premier Core Bond Fund, Class I	6,131,569	1,340,496	512,470	6,959,595	79,548,169	-	-	(27,982)
MassMutual Premier Disciplined Growth Fund, Class R5	2,108,156	80,120	2,188,276	-	-	-	-	4,036,346
MassMutual Premier Disciplined Growth Fund, Class I	-	2,169,693	176,092	1,993,601	25,677,579	-	-	87,619
MassMutual Premier Disciplined Value Fund, Class R5	1,697,120	66,880	1,764,000	-	-	-	-	7,569,753

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Fund (Continued)
MassMutual Premier Disciplined Value Fund, Class I	-	1,761,449	130,550	1,630,899	$25,686,658	$-	$-	$61,622
MassMutual Premier Focused International Fund, Class I	231,018	13,449	41,064	203,403	2,514,057	-	-	81,716
MassMutual Premier High Yield Fund, Class I	1,059,284	101,858	483,767	677,375	6,882,128	-	-	512,469
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,453,313	527,725	143,171	1,837,867	19,407,874	-	-	(163,860)
MassMutual Premier International Equity Fund, Class R5	464,286	19,534	483,820	-	-	-	-	1,364,536
MassMutual Premier International Equity Fund, Class I	-	526,542	32,135	494,407	7,114,510	-	-	(8,033)
MassMutual Premier Money Market Fund, Class R5	1,494,688	506,844	1,247,961	753,571	753,571	16	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	3,674,059	319,853	1,417,002	2,576,910	27,057,556	-	-	(400,598)
MassMutual Premier Strategic Emerging Markets Fund, Class I	764,800	132,810	105,668	791,942	9,590,423	-	-	(425,013)
MassMutual Select Blue Chip Growth Fund, Class R5	446,792	29,651	476,443	-	-	-	-	2,313,775
MassMutual Select Blue Chip Growth Fund, Class I	-	482,177	35,818	446,359	7,927,342	-	-	15,600
MassMutual Select Diversified International Fund, Class R5	917,607	48,481	966,088	-	-	-	-	1,375,094
MassMutual Select Diversified International Fund, Class I	-	1,003,561	65,390	938,171	6,829,883	-	-	1,439
MassMutual Select Diversified Value Fund, Class R5	548,094	87,743	635,837	-	-	-	-	2,364,351
MassMutual Select Diversified Value Fund, Class I	-	651,170	58,819	592,351	8,583,159	25,228	-	27,915
MassMutual Select Focused Value Fund, Class I	490,020	78,345	99,310	469,055	11,416,810	-	214,809	558,448
MassMutual Select Fundamental Growth Fund, Class R5	896,476	54,744	951,220	-	-	-	-	1,552,172
MassMutual Select Fundamental Growth Fund, Class I	-	963,851	58,817	905,034	7,937,151	-	77,008	8,109
MassMutual Select Fundamental Value Fund, Class I	621,932	60,412	184,257	498,087	7,082,791	1,151	126,131	714,489
MassMutual Select Growth Opportunities Fund, Class I	562,046	83,807	69,371	576,482	6,865,906	-	80,586	203,593
MassMutual Select Large Cap Value Fund, Class R5	555,160	101,217	656,377	-	-	-	-	260,172
MassMutual Select Large Cap Value Fund, Class I	-	707,311	50,105	657,206	6,282,885	5	118,118	6,668
MassMutual Select Mid Cap Growth Equity II Fund, Class I	387,288	46,118	54,614	378,792	7,185,693	-	101,569	207,099
MassMutual Select Mid-Cap Value Fund, Class I	588,221	48,365	68,773	567,813	8,579,653	3,127	-	284,745
MassMutual Select Overseas Fund, Class I	2,283,933	521,581	263,919	2,541,595	21,628,974	500,867	-	414,707
MassMutual Select Total Return Bond Fund, Class I	1,313,627	471,856	237,216	1,548,267	16,148,420	14,096	-	(104,756)
MassMutual Select Small Cap Growth Equity Fund, Class I	199,832	35,957	125,978	109,811	1,993,069	-	59,637	471,920
MassMutual Select Small Cap Value Equity Fund, Class R5	433,078	14,439	447,517	-	-	-	-	2,087,989
MassMutual Select Small Cap Value Equity Fund, Class I	-	422,002	54,670	367,332	5,293,251	-	-	(18,997)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income		Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Fund (Continued)
MassMutual Select Small Company Growth Fund, Class R5	197,652	8,237	205,889	-	$-	$-		$-	$355,166
MassMutual Select Small Company Growth Fund, Class I	-	170,958	34,497	136,461	1,632,068	-		38,650	(19,350)
MassMutual Select Small Company Value Fund, Class I	120,131	6,610	58,987	67,754	1,063,058	-		12,867	103,165
MassMutual Select Strategic Bond Fund, Class R5	1,088,190	91,762	1,179,952	-	-	-		-	(197,189)
MassMutual Select Strategic Bond Fund, Class I	-	1,332,850	60,101	1,272,749	13,198,412	11,427		-	17,222
MM MSCI EAFE International Index Fund, Class I	1,559,362	115,884	210,438	1,464,808	19,452,645	2,321		18,018	483,109
MM Russell 2000 Small Cap Index Fund, Class I	542,139	57,121	111,148	488,112	6,018,422	-		145,582	289,954
MM S&P Mid Cap Index Fund, Class I	840,293	69,022	86,967	822,348	10,526,050	363		41,196	161,951
Oppenheimer Commodity Strategy Total Return Fund, Class I**	3,038,670	1,491,948	308,210	4,222,408	11,907,192	-		-	(40,706)
Oppenheimer Developing Markets Fund, Class I**	237,688	63,225	127,991	172,922	6,654,030	-		-	278,642
Oppenheimer Global Real Estate Fund, Class I**	533,091	244,621	50,078	727,634	7,640,153	70,180		-	(2,374)
Oppenheimer International Bond Fund, Class I**	1,935,968	438,221	492,912	1,881,277	11,287,660	295,611		-	(44,147)
Oppenheimer Real Estate Fund, Class I**	221,523	68,245	69,245	220,523	5,757,865	88,885		-	62,844

					$425,620,536	$1,082,281		$1,034,171	$26,880,689

RetireSMART Moderate Growth Fund
Babson Global Floating Rate Fund, Class Y*	-	338,126	12,677	325,449	$3,264,249	$90,143		$-	$(625)
MassMutual Premier Core Bond Fund, Class I	1,381,427	559,771	247,346	1,693,852	19,360,725	-		-	(48,234)
MassMutual Premier Disciplined Growth Fund, Class R5	1,966,525	51,161	2,017,686	-	-	-		-	3,888,715
MassMutual Premier Disciplined Growth Fund, Class I	-	2,011,568	144,731	1,866,837	24,044,863	-		-	77,077
MassMutual Premier Disciplined Value Fund, Class R5	1,583,111	43,954	1,627,065	-	-	-		-	7,336,462
MassMutual Premier Disciplined Value Fund, Class I	-	1,632,906	105,490	1,527,416	24,056,809	-		-	51,642
MassMutual Premier Focused International Fund, Class I	275,440	20,281	47,160	248,561	3,072,213	-		-	93,581
MassMutual Premier High Yield Fund, Class I	1,393,730	124,191	591,173	926,748	9,415,759	-		-	151,195
MassMutual Premier Inflation-Protected and Income Fund, Class I	403,054	200,857	79,047	524,864	5,542,559	-		-	(136,921)
MassMutual Premier International Equity Fund, Class R5	553,517	27,400	580,917	-	-	-		-	1,524,270
MassMutual Premier International Equity Fund, Class I	-	633,858	29,719	604,139	8,693,559	-		-	(11,581)
MassMutual Premier Money Market Fund, Class R5	10,401	345,376	13,408	342,369	342,369	-	†	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	906,627	138,456	578,690	466,393	4,897,130	-		-	(97,407)
MassMutual Premier Strategic Emerging Markets Fund, Class I	739,807	178,257	64,779	853,285	10,333,286	-		-	(257,018)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Growth Fund (Continued)
MassMutual Select Blue Chip Growth Fund, Class R5	644,177	30,503	674,680	-	$-	$-	$-	$2,832,277
MassMutual Select Blue Chip Growth Fund, Class I	-	690,633	43,485	647,148	11,493,354	-	-	17,312
MassMutual Select Diversified International Fund, Class R5	1,100,935	61,875	1,162,810	-	-	-	-	1,442,659
MassMutual Select Diversified International Fund, Class I	-	1,210,528	67,001	1,143,527	8,324,877	-	-	(1,033)
MassMutual Select Diversified Value Fund, Class R5	790,255	104,351	894,606	-	-	-	-	3,518,823
MassMutual Select Diversified Value Fund, Class I	-	932,884	73,722	859,162	12,449,264	36,791	-	33,824
MassMutual Select Focused Value Fund, Class I	373,388	58,966	73,165	359,189	8,742,664	-	165,392	383,196
MassMutual Select Fundamental Growth Fund, Class R5	1,292,567	59,962	1,352,529	-	-	-	-	2,254,904
MassMutual Select Fundamental Growth Fund, Class I	-	1,380,763	68,567	1,312,196	11,507,956	-	112,263	7,537
MassMutual Select Fundamental Value Fund, Class I	896,717	83,672	258,483	721,906	10,265,498	1,677	183,802	856,793
MassMutual Select Growth Opportunities Fund, Class I	810,402	115,138	89,772	835,768	9,954,002	-	117,473	264,036
MassMutual Select Large Cap Value Fund, Class R5	800,450	122,241	922,691	-	-	-	-	185,503
MassMutual Select Large Cap Value Fund, Class I	-	1,013,599	60,344	953,255	9,113,120	8	172,262	5,033
MassMutual Select Mid Cap Growth Equity II Fund, Class I	391,539	44,262	51,003	384,798	7,299,617	-	103,747	139,119
MassMutual Select Mid-Cap Value Fund, Class I	594,699	44,728	62,611	576,816	8,715,689	3,195	-	254,943
MassMutual Select Overseas Fund, Class I	2,723,014	649,535	240,352	3,132,197	26,654,995	615,442	-	355,436
MassMutual Select Total Return Bond Fund, Class I	299,768	161,317	101,176	359,909	3,753,854	3,498	-	(5,408)
MassMutual Select Small Cap Growth Equity Fund, Class I	264,597	45,663	166,715	143,545	2,605,345	-	78,393	618,871
MassMutual Select Small Cap Value Equity Fund, Class R5	555,582	12,938	568,520	-	-	-	-	2,795,925
MassMutual Select Small Cap Value Equity Fund, Class I	-	542,370	63,579	478,791	6,899,377	-	-	(23,450)
MassMutual Select Small Company Growth Fund, Class R5	261,720	7,379	269,099	-	-	-	-	514,177
MassMutual Select Small Company Growth Fund, Class I	-	219,014	41,586	177,428	2,122,041	-	50,544	(23,050)
MassMutual Select Small Company Value Fund, Class I	151,085	7,628	70,300	88,413	1,387,206	-	16,884	182,767
MassMutual Select Strategic Bond Fund, Class R5	248,318	17,150	265,468	-	-	-	-	4,869
MassMutual Select Strategic Bond Fund, Class I	-	339,514	13,437	326,077	3,381,421	2,734	-	3,304
MM MSCI EAFE International Index Fund, Class I	1,855,214	147,067	214,937	1,787,344	23,735,934	2,845	22,091	522,054
MM Russell 2000 Small Cap Index Fund, Class I	715,355	63,290	142,404	636,241	7,844,855	-	190,821	351,615
MM S&P Mid Cap Index Fund, Class I	849,540	63,860	78,078	835,322	10,692,123	370	42,079	150,329

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Growth Fund (Continued)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	3,113,037	1,588,737	295,263	4,406,511	$12,426,360	$-	$-	$(44,729)
Oppenheimer Developing Markets Fund, Class I**	286,974	55,398	153,441	188,931	7,270,046	-	-	319,118
Oppenheimer Global Real Estate Fund, Class I**	570,882	233,993	48,233	756,642	7,944,742	72,508	-	(7,635)
Oppenheimer International Bond Fund, Class I**	1,201,185	261,261	312,909	1,149,537	6,897,219	179,176	-	(34,547)
Oppenheimer Real Estate Fund, Class I**	237,942	60,324	68,382	229,884	6,002,280	91,757	-	59,659

					$340,507,360	$1,100,144	$1,255,751	$30,505,387

RetireSMART Growth Fund
Babson Global Floating Rate Fund, Class Y*	-	17,783	2,097	15,686	$157,335	$4,235	$-	$(61)
MassMutual Premier Core Bond Fund, Class I	71,325	100,095	68,976	102,444	1,170,932	-	-	(16,278)
MassMutual Premier Disciplined Growth Fund, Class R5	533,851	27,749	561,600	-	-	-	-	799,015
MassMutual Premier Disciplined Growth Fund, Class I	-	593,472	53,165	540,307	6,959,160	-	-	23,402
MassMutual Premier Disciplined Value Fund, Class R5	429,872	22,716	452,588	-	-	-	-	1,751,207
MassMutual Premier Disciplined Value Fund, Class I	-	484,718	42,691	442,027	6,961,920	-	-	19,323
MassMutual Premier Focused International Fund, Class I	96,872	13,422	17,207	93,087	1,150,551	-	-	32,373
MassMutual Premier High Yield Fund, Class I	65,175	13,993	48,601	30,567	310,562	-	-	5,025
MassMutual Premier Inflation-Protected and Income Fund, Class I	32,074	39,553	23,695	47,932	506,165	-	-	(14,255)
MassMutual Premier International Equity Fund, Class R5	194,591	16,135	210,726	-	-	-	-	438,486
MassMutual Premier International Equity Fund, Class I	-	241,982	13,116	228,866	3,293,381	-	-	(3,337)
MassMutual Premier Money Market Fund, Class R5	-	112,169	1,023	111,146	111,146	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	59,380	52,973	89,189	23,164	243,220	-	-	(3,308)
MassMutual Premier Strategic Emerging Markets Fund, Class I	270,085	86,149	31,342	324,892	3,934,445	-	-	(127,404)
MassMutual Select Blue Chip Growth Fund, Class R5	281,510	18,973	300,483	-	-	-	-	1,205,619
MassMutual Select Blue Chip Growth Fund, Class I	-	322,626	23,034	299,592	5,320,756	-	-	4,157
MassMutual Select Diversified International Fund, Class R5	388,627	33,376	422,003	-	-	-	-	445,258
MassMutual Select Diversified International Fund, Class I	-	460,751	29,008	431,743	3,143,092	-	-	163
MassMutual Select Diversified Value Fund, Class R5	345,516	48,327	393,843	-	-	-	-	1,360,068
MassMutual Select Diversified Value Fund, Class I	-	436,277	38,407	397,870	5,765,143	16,840	-	12,674
MassMutual Select Focused Value Fund, Class I	125,292	32,005	28,885	128,412	3,125,555	-	58,432	152,228
MassMutual Select Fundamental Growth Fund, Class R5	565,047	39,450	604,497	-	-	-	-	941,448

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Growth Fund (Continued)
MassMutual Select Fundamental Growth Fund, Class I	-	645,277	37,770	607,507	$5,327,840	$-	$51,362	$219
MassMutual Select Fundamental Value Fund, Class I	392,133	68,331	126,360	334,104	4,750,958	767	84,059	411,580
MassMutual Select Growth Opportunities Fund, Class I	354,220	85,100	52,424	386,896	4,607,926	-	53,733	149,582
MassMutual Select Large Cap Value Fund, Class R5	350,031	55,898	405,929	-	-	-	-	44,562
MassMutual Select Large Cap Value Fund, Class I	-	474,427	32,944	441,483	4,220,578	3	78,855	1,427
MassMutual Select Mid Cap Growth Equity II Fund, Class I	140,948	29,602	22,977	147,573	2,799,467	-	39,314	64,870
MassMutual Select Mid-Cap Value Fund, Class I	214,122	36,482	29,361	221,243	3,342,987	1,211	-	115,185
MassMutual Select Overseas Fund, Class I	957,653	331,036	112,508	1,176,181	10,009,299	226,789	-	166,486
MassMutual Select Total Return Bond Fund, Class I	15,973	13,040	7,827	21,186	220,971	205	-	(1,990)
MassMutual Select Small Cap Growth Equity Fund, Class I	99,130	24,755	66,531	57,354	1,040,971	-	30,974	237,494
MassMutual Select Small Cap Value Equity Fund, Class R5	203,810	9,552	213,362	-	-	-	-	879,537
MassMutual Select Small Cap Value Equity Fund, Class I	-	216,793	26,046	190,747	2,748,669	-	-	(10,332)
MassMutual Select Small Company Growth Fund, Class R5	98,135	5,488	103,623	-	-	-	-	154,231
MassMutual Select Small Company Growth Fund, Class I	-	86,338	15,758	70,580	844,142	-	19,852	(8,780)
MassMutual Select Small Company Value Fund, Class I	54,653	6,849	26,213	35,289	553,689	-	6,662	62,594
MassMutual Select Strategic Bond Fund, Class R5	13,238	1,171	14,409	-	-	-	-	(843)
MassMutual Select Strategic Bond Fund, Class I	-	23,209	2,539	20,670	214,344	171	-	216
MM MSCI EAFE International Index Fund, Class I	651,689	108,392	85,021	675,060	8,964,801	1,061	8,239	209,404
MM Russell 2000 Small Cap Index Fund, Class I	267,358	47,682	61,589	253,451	3,125,047	-	75,101	146,051
MM S&P Mid Cap Index Fund, Class I	305,900	52,701	38,213	320,388	4,100,965	141	15,946	72,934
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,016,205	646,352	148,605	1,513,952	4,269,344	-	-	(19,662)
Oppenheimer Developing Markets Fund, Class I**	97,017	27,455	51,713	72,759	2,799,781	-	-	94,934
Oppenheimer Global Real Estate Fund, Class I**	190,523	99,363	23,764	266,122	2,794,282	24,818	-	(4,178)
Oppenheimer International Bond Fund, Class I**	90,468	22,320	32,497	80,291	481,745	12,033	-	(5,103)
Oppenheimer Real Estate Fund, Class I**	81,462	25,882	26,315	81,029	2,115,669	31,337	-	19,328

					$111,486,838	$319,611	$522,529	$9,805,549

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART In Retirement Fund
Babson Global Floating Rate Fund, Class Y*	-	46,112	7,862	38,250	$383,645	$11,235	$-	$(271)
MassMutual Premier Core Bond Fund, Class I	1,504,753	495,194	319,132	1,680,815	19,211,721	-	-	(7,496)
MassMutual Premier Disciplined Growth Fund, Class R5	303,088	6,799	309,887	-	-	-	-	473,543
MassMutual Premier Disciplined Growth Fund, Class I	-	335,355	50,779	284,576	3,665,336	-	-	21,220
MassMutual Premier Disciplined Value Fund, Class R5	243,997	5,875	249,872	-	-	-	-	1,063,499
MassMutual Premier Disciplined Value Fund, Class I	-	272,395	39,630	232,765	3,666,050	-	-	19,178
MassMutual Premier Focused International Fund, Class I	25,515	3,087	7,213	21,389	264,372	-	-	15,598
MassMutual Premier High Yield Fund, Class I	167,690	27,567	88,663	106,594	1,083,000	-	-	81,516
MassMutual Premier Inflation-Protected and Income Fund, Class I	960,880	418,082	222,585	1,156,377	12,211,339	-	-	(208,071)
MassMutual Premier International Equity Fund, Class R5	51,278	1,110	52,388	-	-	-	-	135,672
MassMutual Premier International Equity Fund, Class I	-	60,059	7,537	52,522	755,792	-	-	(79)
MassMutual Premier Money Market Fund, Class R5	1,845,460	253,559	1,468,513	630,506	630,506	20	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	1,453,523	246,475	496,456	1,203,542	12,637,188	-	-	(145,474)
MassMutual Premier Strategic Emerging Markets Fund, Class I	140,033	32,952	38,263	134,722	1,631,488	-	-	(150,130)
MassMutual Select Blue Chip Growth Fund, Class R5	38,406	3,008	41,414	-	-	-	-	160,602
MassMutual Select Blue Chip Growth Fund, Class I	-	43,939	6,273	37,666	668,942	-	-	2,308
MassMutual Select Diversified International Fund, Class R5	100,445	3,095	103,540	-	-	-	-	152,260
MassMutual Select Diversified International Fund, Class I	-	116,299	16,227	100,072	728,521	-	-	2,180
MassMutual Select Diversified Value Fund, Class R5	47,114	8,257	55,371	-	-	-	-	189,690
MassMutual Select Diversified Value Fund, Class I	-	60,127	10,068	50,059	725,352	2,075	-	3,927
MassMutual Select Focused Value Fund, Class I	97,737	23,021	27,848	92,910	2,261,424	-	41,447	162,316
MassMutual Select Fundamental Growth Fund, Class R5	77,063	6,299	83,362	-	-	-	-	138,849
MassMutual Select Fundamental Growth Fund, Class I	-	89,324	12,954	76,370	669,766	-	6,330	953
MassMutual Select Fundamental Value Fund, Class I	53,463	8,053	19,559	41,957	596,628	95	10,359	65,372
MassMutual Select Growth Opportunities Fund, Class I	48,315	11,607	11,286	48,636	579,260	-	6,625	33,532
MassMutual Select Large Cap Value Fund, Class R5	47,722	9,665	57,387	-	-	-	-	31,952
MassMutual Select Large Cap Value Fund, Class I	-	64,725	9,149	55,576	531,308	1	9,716	1,719
MassMutual Select Mid Cap Growth Equity II Fund, Class I	36,649	7,619	8,668	35,600	675,336	-	9,298	44,824
MassMutual Select Mid-Cap Value Fund, Class I	55,659	9,869	12,161	53,367	806,368	286	-	52,432

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART In Retirement Fund (Continued)
MassMutual Select Overseas Fund, Class I	252,276	87,450	71,018	268,708	$2,286,706	$52,044	$-	$203,568
MassMutual Select Total Return Bond Fund, Class I	314,702	178,965	121,948	371,719	3,877,033	3,379	-	9,433
MassMutual Select Small Cap Growth Equity Fund, Class I	19,977	5,813	14,176	11,614	210,790	-	6,092	60,811
MassMutual Select Small Cap Value Equity Fund, Class R5	47,877	847	48,724	-	-	-	-	236,697
MassMutual Select Small Cap Value Equity Fund, Class I	-	47,549	9,214	38,335	552,403	-	-	(2,572)
MassMutual Select Small Company Growth Fund, Class R5	19,754	762	20,516	-	-	-	-	34,679
MassMutual Select Small Company Growth Fund, Class I	-	18,458	4,366	14,092	168,539	-	3,907	(2,243)
MassMutual Select Small Company Value Fund, Class I	14,094	1,556	8,535	7,115	111,641	-	1,308	17,167
MassMutual Select Strategic Bond Fund, Class R5	260,695	12,893	273,588	-	-	-	-	15,162
MassMutual Select Strategic Bond Fund, Class I	-	353,120	44,891	308,229	3,196,339	2,606	-	13,509
MM MSCI EAFE International Index Fund, Class I	172,763	28,799	45,737	155,825	2,069,354	240	1,866	118,636
MM Russell 2000 Small Cap Index Fund, Class I	54,446	13,374	16,877	50,943	628,123	-	14,796	45,118
MM S&P Mid Cap Index Fund, Class I	79,519	14,289	16,543	77,265	988,994	33	3,771	36,978
Oppenheimer Commodity Strategy Total Return Fund, Class I**	554,446	339,253	142,558	751,141	2,118,218	-	-	(8,136)
Oppenheimer Developing Markets Fund, Class I**	38,433	14,077	23,636	28,874	1,111,087	-	-	55,137
Oppenheimer Global Real Estate Fund, Class I**	89,284	55,932	22,222	122,994	1,291,439	12,005	-	3,368
Oppenheimer International Bond Fund, Class I**	493,454	170,558	164,998	499,014	2,994,086	76,738	-	(13,535)
Oppenheimer Real Estate Fund, Class I**	37,052	18,772	18,134	37,690	984,091	15,388	-	18,108

					$86,972,185	$176,145	$115,515	$3,183,506

RetireSMART 2010 Fund
Babson Global Floating Rate Fund, Class Y*	-	79,106	25,333	53,773	$539,346	$16,503	$-	$(816)
MassMutual Premier Core Bond Fund, Class I	1,840,897	705,089	697,609	1,848,377	21,126,952	-	-	(45,170)
MassMutual Premier Disciplined Growth Fund, Class R5	463,417	23,678	487,095	-	-	-	-	726,779
MassMutual Premier Disciplined Growth Fund, Class I	-	528,535	141,517	387,018	4,984,795	-	-	64,286
MassMutual Premier Disciplined Value Fund, Class R5	373,027	19,723	392,750	-	-	-	-	1,593,477
MassMutual Premier Disciplined Value Fund, Class I	-	428,475	111,966	316,509	4,985,023	-	-	61,866
MassMutual Premier Focused International Fund, Class I	47,303	7,748	18,992	36,059	445,687	-	-	40,425
MassMutual Premier High Yield Fund, Class I	262,539	61,367	172,762	151,144	1,535,627	-	-	154,795
MassMutual Premier Inflation-Protected and Income Fund, Class I	948,817	554,543	418,337	1,085,023	11,457,843	-	-	(478,141)
MassMutual Premier International Equity Fund, Class R5	95,051	5,002	100,053	-	-	-	-	223,576

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2010 Fund (Continued)
MassMutual Premier International Equity Fund, Class I	-	117,173	28,242	88,931	$1,279,723	$-	$-	$627
MassMutual Premier Money Market Fund, Class R5	885,953	246,750	816,390	316,313	316,313	9	-	1
MassMutual Premier Short-Duration Bond Fund, Class I	1,298,730	268,295	723,278	843,747	8,859,343	-	-	(145,257)
MassMutual Premier Strategic Emerging Markets Fund, Class I	172,595	51,544	68,564	155,575	1,884,014	-	-	(127,940)
MassMutual Select Blue Chip Growth Fund, Class R5	64,903	7,327	72,230	-	-	-	-	260,999
MassMutual Select Blue Chip Growth Fund, Class I	-	77,706	20,209	57,497	1,021,146	-	-	8,500
MassMutual Select Diversified International Fund, Class R5	186,425	11,472	197,897	-	-	-	-	260,414
MassMutual Select Diversified International Fund, Class I	-	225,136	56,599	168,537	1,226,949	-	-	8,406
MassMutual Select Diversified Value Fund, Class R5	79,602	16,972	96,574	-	-	-	-	308,734
MassMutual Select Diversified Value Fund, Class I	-	106,361	29,967	76,394	1,106,942	3,194	-	13,378
MassMutual Select Focused Value Fund, Class I	123,685	41,135	58,908	105,912	2,577,909	-	47,620	327,379
MassMutual Select Fundamental Growth Fund, Class R5	130,204	14,189	144,393	-	-	-	-	228,174
MassMutual Select Fundamental Growth Fund, Class I	-	157,580	40,978	116,602	1,022,599	-	9,743	4,924
MassMutual Select Fundamental Value Fund, Class I	90,315	20,877	47,104	64,088	911,336	146	15,939	158,130
MassMutual Select Growth Opportunities Fund, Class I	81,650	26,967	34,375	74,242	884,223	-	10,191	104,625
MassMutual Select Large Cap Value Fund, Class R5	80,623	19,154	99,777	-	-	-	-	56,320
MassMutual Select Large Cap Value Fund, Class I	-	114,303	29,526	84,777	810,464	1	14,956	6,589
MassMutual Select Mid Cap Growth Equity II Fund, Class I	82,186	22,403	34,824	69,765	1,323,434	-	18,363	151,068
MassMutual Select Mid-Cap Value Fund, Class I	124,795	31,553	51,719	104,629	1,580,939	566	-	225,857
MassMutual Select Overseas Fund, Class I	467,595	187,635	200,402	454,828	3,870,584	88,355	-	548,841
MassMutual Select Total Return Bond Fund, Class I	387,146	228,365	205,185	410,326	4,279,704	3,737	-	3,917
MassMutual Select Small Cap Growth Equity Fund, Class I	41,663	13,643	35,009	20,297	368,395	-	10,798	101,040
MassMutual Select Small Cap Value Equity Fund, Class R5	91,631	4,059	95,690	-	-	-	-	407,755
MassMutual Select Small Cap Value Equity Fund, Class I	-	97,242	29,931	67,311	969,957	-	-	(6,620)
MassMutual Select Small Company Growth Fund, Class R5	41,193	2,382	43,575	-	-	-	-	54,416
MassMutual Select Small Company Growth Fund, Class I	-	37,181	12,347	24,834	297,012	-	6,912	(6,184)
MassMutual Select Small Company Value Fund, Class I	25,571	4,404	17,505	12,470	195,648	-	2,321	27,659
MassMutual Select Strategic Bond Fund, Class R5	320,734	22,727	343,461	-	-	-	-	(17,353)
MassMutual Select Strategic Bond Fund, Class I	-	431,902	94,347	337,555	3,500,442	2,897	-	29,630

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2010 Fund (Continued)
MM MSCI EAFE International Index Fund, Class I	320,070	64,676	121,820	262,926	$3,491,659	$408	$3,174	$324,921
MM Russell 2000 Small Cap Index Fund, Class I	114,317	28,103	52,998	89,422	1,102,578	-	26,172	146,503
MM S&P Mid Cap Index Fund, Class I	178,282	43,593	70,364	151,511	1,939,340	65	7,450	164,332
Oppenheimer Commodity Strategy Total Return Fund, Class I**	687,443	489,039	334,126	842,356	2,375,445	-	-	(20,336)
Oppenheimer Developing Markets Fund, Class I**	51,184	17,460	35,330	33,314	1,281,928	-	-	92,153
Oppenheimer Global Real Estate Fund, Class I**	115,656	77,527	51,017	142,166	1,492,739	14,529	-	21,230
Oppenheimer International Bond Fund, Class I**	555,786	225,841	274,431	507,196	3,043,177	83,248	-	(9,457)
Oppenheimer Real Estate Fund, Class I**	47,461	27,916	31,983	43,394	1,133,010	18,708	-	34,253

					$99,222,225	$232,366	$173,639	$6,088,705

RetireSMART 2015 Fund
Babson Global Floating Rate Fund, Class Y*	-	51,709	25,067	26,642	$267,220	$6,264	$-	$17
MassMutual Premier Core Bond Fund, Class I	270,406	690,415	71,909	888,912	10,160,261	-	-	(6,527)
MassMutual Premier Disciplined Growth Fund, Class R5	101,313	18,994	120,307	-	-	-	-	(9,613)
MassMutual Premier Disciplined Growth Fund, Class I	-	272,270	24,011	248,259	3,197,578	-	-	9,452
MassMutual Premier Disciplined Value Fund, Class R5	81,565	15,498	97,063	-	-	-	-	176,663
MassMutual Premier Disciplined Value Fund, Class I	-	219,376	16,401	202,975	3,196,854	-	-	5,320
MassMutual Premier Focused International Fund, Class I	10,968	17,347	3,279	25,036	309,448	-	-	2,690
MassMutual Premier High Yield Fund, Class I	49,948	103,993	63,225	90,716	921,674	-	-	2,861
MassMutual Premier Inflation-Protected and Income Fund, Class I	147,425	412,368	40,856	518,937	5,479,970	-	-	(46,150)
MassMutual Premier International Equity Fund, Class R5	22,046	4,318	26,364	-	-	-	-	12,587
MassMutual Premier International Equity Fund, Class I	-	69,704	8,860	60,844	875,550	-	-	(1,136)
MassMutual Premier Money Market Fund, Class R5	86,429	119,777	93,839	112,367	112,367	1	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	191,120	276,320	101,259	366,181	3,844,903	-	-	(7,816)
MassMutual Premier Strategic Emerging Markets Fund, Class I	39,249	71,075	16,861	93,463	1,131,835	-	-	(5,224)
MassMutual Select Blue Chip Growth Fund, Class R5	18,685	4,182	22,867	-	-	-	-	36,320
MassMutual Select Blue Chip Growth Fund, Class I	-	49,914	5,093	44,821	796,023	-	-	1,520
MassMutual Select Diversified International Fund, Class R5	43,559	8,974	52,533	-	-	-	-	22,553
MassMutual Select Diversified International Fund, Class I	-	125,044	9,342	115,702	842,309	-	-	(110)
MassMutual Select Diversified Value Fund, Class R5	22,924	7,341	30,265	-	-	-	-	47,228
MassMutual Select Diversified Value Fund, Class I	-	68,427	8,502	59,925	868,310	2,434	-	2,890

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2015 Fund (Continued)
MassMutual Select Focused Value Fund, Class I	24,417	45,922	8,425	61,914	$1,506,976	$-	$27,070	$24,550
MassMutual Select Fundamental Growth Fund, Class R5	37,489	8,573	46,062	-	-	-	-	33,856
MassMutual Select Fundamental Growth Fund, Class I	-	101,395	10,441	90,954	797,668	-	7,387	497
MassMutual Select Fundamental Value Fund, Class I	26,015	35,686	12,065	49,636	705,819	110	12,006	15,166
MassMutual Select Growth Opportunities Fund, Class I	23,509	42,803	8,488	57,824	688,688	-	7,716	17,080
MassMutual Select Large Cap Value Fund, Class R5	23,215	8,105	31,320	-	-	-	-	15,078
MassMutual Select Large Cap Value Fund, Class I	-	74,559	7,986	66,573	636,440	-	11,406	675
MassMutual Select Mid Cap Growth Equity II Fund, Class I	18,886	34,736	5,296	48,326	916,748	-	12,371	15,457
MassMutual Select Mid-Cap Value Fund, Class I	28,697	51,327	7,500	72,524	1,095,832	381	-	20,731
MassMutual Select Overseas Fund, Class I	108,474	259,087	56,720	310,841	2,645,257	58,706	-	63,562
MassMutual Select Total Return Bond Fund, Class I	58,227	171,604	31,870	197,961	2,064,734	1,742	-	(2,420)
MassMutual Select Small Cap Growth Equity Fund, Class I	9,720	14,813	9,907	14,626	265,465	-	7,525	1,579
MassMutual Select Small Cap Value Equity Fund, Class R5	20,656	3,418	24,074	-	-	-	-	53,001
MassMutual Select Small Cap Value Equity Fund, Class I	-	51,753	5,655	46,098	664,278	-	-	(3,118)
MassMutual Select Small Company Growth Fund, Class R5	9,622	2,009	11,631	-	-	-	-	(1,093)
MassMutual Select Small Company Growth Fund, Class I	-	18,628	2,214	16,414	196,314	-	4,458	(1,106)
MassMutual Select Small Company Value Fund, Class I	5,649	7,215	4,127	8,737	137,085	-	1,576	(256)
MassMutual Select Strategic Bond Fund, Class R5	48,242	11,808	60,050	-	-	-	-	(5,088)
MassMutual Select Strategic Bond Fund, Class I	-	170,114	9,204	160,910	1,668,634	1,357	-	2,594
MM MSCI EAFE International Index Fund, Class I	74,083	124,874	17,398	181,559	2,411,110	274	2,128	28,314
MM Russell 2000 Small Cap Index Fund, Class I	26,443	44,417	9,597	61,263	755,367	-	17,430	11,105
MM S&P Mid Cap Index Fund, Class I	40,986	74,258	10,342	104,902	1,342,750	44	5,016	10,695
Oppenheimer Commodity Strategy Total Return Fund, Class I**	144,981	424,848	45,634	524,195	1,478,229	-	-	(6,146)
Oppenheimer Developing Markets Fund, Class I**	10,276	16,066	5,754	20,588	792,207	-	-	13,419
Oppenheimer Global Real Estate Fund, Class I**	24,303	70,084	7,221	87,166	915,247	6,734	-	3,222
Oppenheimer International Bond Fund, Class I**	108,097	200,842	45,606	263,333	1,580,001	24,584	-	(3,359)
Oppenheimer Real Estate Fund, Class I**	10,644	24,765	7,715	27,694	723,098	8,524	-	19,323

					$55,992,249	$111,155	$116,089	$570,843

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2020 Fund
Babson Global Floating Rate Fund, Class Y*	-	413,012	73,865	339,147	$3,401,644	$98,979	$-	$(2,299)
MassMutual Premier Core Bond Fund, Class I	3,911,492	2,118,476	740,540	5,289,428	60,458,158	-	-	(126,487)
MassMutual Premier Disciplined Growth Fund, Class R5	2,531,365	101,196	2,632,561	-	-	-	-	5,391,852
MassMutual Premier Disciplined Growth Fund, Class I	-	3,076,735	446,633	2,630,102	33,875,716	-	-	203,948
MassMutual Premier Disciplined Value Fund, Class R5	2,037,790	83,279	2,121,069	-	-	-	-	10,177,987
MassMutual Premier Disciplined Value Fund, Class I	-	2,493,819	343,035	2,150,784	33,874,846	-	-	184,083
MassMutual Premier Focused International Fund, Class I	295,416	50,934	67,622	278,728	3,445,072	-	-	94,112
MassMutual Premier High Yield Fund, Class I	1,518,857	344,590	842,166	1,021,281	10,376,211	-	-	702,863
MassMutual Premier Inflation-Protected and Income Fund, Class I	2,369,118	1,542,989	506,890	3,405,217	35,959,093	-	-	(413,864)
MassMutual Premier International Equity Fund, Class R5	593,642	26,113	619,755	-	-	-	-	1,446,785
MassMutual Premier International Equity Fund, Class I	-	788,530	104,702	683,828	9,840,282	-	-	6,245
MassMutual Premier Money Market Fund, Class R5	847,550	619,466	716,927	750,089	750,089	9	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	2,926,751	707,725	1,200,061	2,434,415	25,561,359	-	-	(267,996)
MassMutual Premier Strategic Emerging Markets Fund, Class I	945,099	324,638	183,103	1,086,634	13,159,140	-	-	(728,694)
MassMutual Select Blue Chip Growth Fund, Class R5	673,916	37,657	711,573	-	-	-	-	2,678,280
MassMutual Select Blue Chip Growth Fund, Class I	-	843,080	120,474	722,606	12,833,486	-	-	46,954
MassMutual Select Diversified International Fund, Class R5	1,174,562	58,912	1,233,474	-	-	-	-	1,407,654
MassMutual Select Diversified International Fund, Class I	-	1,495,476	200,771	1,294,705	9,425,449	-	-	33,771
MassMutual Select Diversified Value Fund, Class R5	826,735	117,891	944,626	-	-	-	-	3,411,411
MassMutual Select Diversified Value Fund, Class I	-	1,141,714	180,136	961,578	13,933,268	39,330	-	84,915
MassMutual Select Focused Value Fund, Class I	542,445	188,458	154,802	576,101	14,022,310	-	253,601	932,254
MassMutual Select Fundamental Growth Fund, Class R5	1,352,238	75,524	1,427,762	-	-	-	-	2,386,304
MassMutual Select Fundamental Growth Fund, Class I	-	1,696,370	230,903	1,465,467	12,852,145	-	119,870	25,915
MassMutual Select Fundamental Value Fund, Class I	938,120	219,958	353,744	804,334	11,437,636	1,788	195,958	1,299,880
MassMutual Select Growth Opportunities Fund, Class I	847,857	278,684	193,413	933,128	11,113,553	-	125,400	584,883
MassMutual Select Large Cap Value Fund, Class R5	837,391	137,963	975,354	-	-	-	-	279,578
MassMutual Select Large Cap Value Fund, Class I	-	1,241,821	174,226	1,067,595	10,206,211	8	184,175	41,146
MassMutual Select Mid Cap Growth Equity II Fund, Class I	463,749	139,778	108,714	494,813	9,386,598	-	127,530	493,484
MassMutual Select Mid-Cap Value Fund, Class I	704,291	190,221	152,262	742,250	11,215,394	3,928	-	673,477

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares as of 12/31/13	Purchases	Sales	Number of Shares as of 09/30/14	Value as of 09/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2020 Fund (Continued)
MassMutual Select Overseas Fund, Class I	2,920,569	1,261,595	668,992	3,513,172	$29,897,095	$664,198	$-	$1,128,750
MassMutual Select Total Return Bond Fund, Class I	814,671	661,342	313,792	1,162,221	12,121,961	10,491	-	7,507
MassMutual Select Small Cap Growth Equity Fund, Class I	253,477	81,073	180,409	154,141	2,797,653	-	79,748	653,464
MassMutual Select Small Cap Value Equity Fund, Class R5	556,925	19,287	576,212	-	-	-	-	2,517,658
MassMutual Select Small Cap Value Equity Fund, Class I	-	627,885	123,190	504,695	7,272,651	-	-	(37,085)
MassMutual Select Small Company Growth Fund, Class R5	250,743	11,125	261,868	-	-	-	-	395,241
MassMutual Select Small Company Growth Fund, Class I	-	242,957	58,359	184,598	2,207,789	-	50,480	(30,089)
MassMutual Select Small Company Value Fund, Class I	155,258	28,591	89,797	94,052	1,475,676	-	17,069	175,095
MassMutual Select Strategic Bond Fund, Class R5	674,875	63,420	738,295	-	-	-	-	(27,254)
MassMutual Select Strategic Bond Fund, Class I	-	1,078,673	104,680	973,993	10,100,311	8,070	-	33,611
MM MSCI EAFE International Index Fund, Class I	1,993,341	429,907	395,784	2,027,464	26,924,717	3,080	23,921	1,054,390
MM Russell 2000 Small Cap Index Fund, Class I	695,704	182,453	207,765	670,392	8,265,936	-	192,050	555,967
MM S&P Mid Cap Index Fund, Class I	1,006,168	265,698	197,480	1,074,386	13,752,143	455	51,729	455,981
Oppenheimer Commodity Strategy Total Return Fund, Class I**	3,764,596	2,933,932	887,255	5,811,273	16,387,791	-	-	(27,208)
Oppenheimer Developing Markets Fund, Class I**	305,537	89,084	159,189	235,432	9,059,443	-	-	351,861
Oppenheimer Global Real Estate Fund, Class I**	674,889	457,691	139,321	993,259	10,429,222	93,970	-	34,408
Oppenheimer International Bond Fund, Class I**	1,999,216	806,152	642,197	2,163,171	12,979,024	315,189	-	(84,070)
Oppenheimer Real Estate Fund, Class I**	280,913	146,432	121,241	306,104	7,992,380	120,191	-	135,082

					$518,791,452	$1,359,686	$1,421,531	$38,341,750

RetireSMART 2025 Fund
Babson Global Floating Rate Fund, Class Y*	-	105,837	31,587	74,250	$744,724	$16,849	$-	$(470)
MassMutual Premier Core Bond Fund, Class I	130,056	542,926	66,641	606,341	6,930,482	-	-	(666)
MassMutual Premier Disciplined Growth Fund, Class R5	150,859	45,718	196,577	-	-	-	-	(19,890)
MassMutual Premier Disciplined Growth Fund, Class I	-	542,934	53,592	489,342	6,302,721	-	-	27,113
MassMutual Premier Disciplined Value Fund, Class R5	121,493	37,332	158,825	-	-	-	-	256,423
MassMutual Premier Disciplined Value Fund, Class I	-	438,869	39,100	399,769	6,296,364	-	-	18,740
MassMutual Premier Focused International Fund, Class I	19,815	44,150	9,235	54,730	676,463	-	-	6,413
MassMutual Premier High Yield Fund, Class I	118,184	291,342	125,332	284,194	2,887,408	-	-	17,936
MassMutual Premier Inflation-Protected and Income Fund, Class I	92,783	355,226	42,300	405,709	4,284,283	-	-	(28,934)
MassMutual Premier International Equity Fund, Class R5	39,758	12,730	52,488	-	-	-	-	23,130

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares as of 12/31/13	Purchases	Sales	Number of Shares as of 09/30/14	Value as of 09/30/14	Dividend Income		Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2025 Fund (Continued)
MassMutual Premier International Equity Fund, Class I	-	170,550	22,999	147,551	$2,123,261	$-		$-	$(8,255)
MassMutual Premier Money Market Fund, Class R5	13,420	103,025	20,549	95,896	95,896	-	†	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	107,987	216,199	85,828	238,358	2,502,761	-		-	(7,922)
MassMutual Premier Strategic Emerging Markets Fund, Class I	62,872	194,115	36,738	220,249	2,667,220	-		-	12,907
MassMutual Select Blue Chip Growth Fund, Class R5	45,821	14,510	60,331	-	-	-		-	88,213
MassMutual Select Blue Chip Growth Fund, Class I	-	169,059	15,405	153,654	2,728,896	-		-	7,586
MassMutual Select Diversified International Fund, Class R5	78,884	26,352	105,236	-	-	-		-	39,495
MassMutual Select Diversified International Fund, Class I	-	299,526	25,334	274,192	1,996,117	-		-	(3,825)
MassMutual Select Diversified Value Fund, Class R5	56,268	24,036	80,304	-	-	-		-	118,715
MassMutual Select Diversified Value Fund, Class I	-	231,312	25,320	205,992	2,984,824	7,646		-	11,807
MassMutual Select Focused Value Fund, Class I	30,054	84,039	14,267	99,826	2,429,764	-		39,959	25,494
MassMutual Select Fundamental Growth Fund, Class R5	92,009	29,480	121,489	-	-	-		-	84,162
MassMutual Select Fundamental Growth Fund, Class I	-	341,504	29,621	311,883	2,735,214	-		23,198	4,243
MassMutual Select Fundamental Value Fund, Class I	63,867	139,291	33,069	170,089	2,418,669	345		37,760	36,611
MassMutual Select Growth Opportunities Fund, Class I	57,662	163,748	23,049	198,361	2,362,477	-		24,240	46,854
MassMutual Select Large Cap Value Fund, Class R5	57,011	25,938	82,949	-	-	-		-	38,412
MassMutual Select Large Cap Value Fund, Class I	-	254,137	25,117	229,020	2,189,430	2		35,826	336
MassMutual Select Mid Cap Growth Equity II Fund, Class I	29,119	79,193	11,549	96,763	1,835,598	-		22,678	25,403
MassMutual Select Mid-Cap Value Fund, Class I	44,248	117,605	16,439	145,414	2,197,202	699		-	40,157
MassMutual Select Overseas Fund, Class I	195,788	699,229	155,653	739,364	6,291,985	127,754		-	123,453
MassMutual Select Total Return Bond Fund, Class I	28,924	129,795	30,993	127,726	1,332,183	1,085		-	(320)
MassMutual Select Small Cap Growth Equity Fund, Class I	18,706	40,742	23,565	35,883	651,281	-		16,600	1,012
MassMutual Select Small Cap Value Equity Fund, Class R5	37,960	10,377	48,337	-	-	-		-	95,993
MassMutual Select Small Cap Value Equity Fund, Class I	-	126,392	14,629	111,763	1,610,505	-		-	(8,861)
MassMutual Select Small Company Growth Fund, Class R5	18,576	6,045	24,621	-	-	-		-	(1,570)
MassMutual Select Small Company Growth Fund, Class I	-	45,474	6,010	39,464	471,990	-		9,903	(3,538)
MassMutual Select Small Company Value Fund, Class I	10,078	20,207	8,858	21,427	336,196	-		3,494	(2,710)
MassMutual Select Strategic Bond Fund, Class R5	23,953	9,068	33,021	-	-	-		-	(2,045)
MassMutual Select Strategic Bond Fund, Class I	-	120,589	7,701	112,888	1,170,650	819		-	2,386

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares as of 12/31/13	Purchases	Sales	Number of Shares as of 09/30/14	Value as of 09/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2025 Fund (Continued)
MM MSCI EAFE International Index Fund, Class I	133,577	343,733	45,510	431,800	$5,734,309	$593	$4,609	$57,545
MM Russell 2000 Small Cap Index Fund, Class I	50,585	122,882	25,236	148,231	1,827,687	-	38,570	12,631
MM S&P Mid Cap Index Fund, Class I	63,213	170,040	23,101	210,152	2,689,945	81	9,200	13,882
Oppenheimer Commodity Strategy Total Return Fund, Class I**	235,202	1,030,811	116,520	1,149,493	3,241,571	-	-	(12,332)
Oppenheimer Developing Markets Fund, Class I**	18,640	36,106	12,170	42,576	1,638,340	-	-	28,761
Oppenheimer Global Real Estate Fund, Class I**	39,813	169,038	18,426	190,425	1,999,460	13,675	-	9,280
Oppenheimer International Bond Fund, Class I**	131,193	337,094	78,448	389,839	2,339,035	32,805	-	(10,219)
Oppenheimer Real Estate Fund, Class I**	18,623	59,317	16,862	61,078	1,594,742	17,264	-	42,854

					$92,319,653	$219,617	$266,037	$1,206,390

RetireSMART 2030 Fund
Babson Global Floating Rate Fund, Class Y*	-	500,723	13,920	486,803	$4,882,639	$131,150	$-	$(525)
MassMutual Premier Core Bond Fund, Class I	1,413,036	1,156,602	337,113	2,232,525	25,517,756	-	-	(28,447)
MassMutual Premier Disciplined Growth Fund, Class R5	2,302,719	131,095	2,433,814	-	-	-	-	3,924,196
MassMutual Premier Disciplined Growth Fund, Class I	-	3,018,170	369,301	2,648,869	34,117,427	-	-	175,102
MassMutual Premier Disciplined Value Fund, Class R5	1,853,755	108,618	1,962,373	-	-	-	-	8,664,641
MassMutual Premier Disciplined Value Fund, Class I	-	2,448,342	281,915	2,166,427	34,121,222	-	-	152,933
MassMutual Premier Focused International Fund, Class I	334,336	89,371	64,307	359,400	4,442,187	-	-	94,758
MassMutual Premier High Yield Fund, Class I	1,728,327	647,382	872,517	1,503,192	15,272,429	-	-	478,983
MassMutual Premier Inflation-Protected and Income Fund, Class I	947,568	814,377	263,816	1,498,129	15,820,239	-	-	(421,076)
MassMutual Premier International Equity Fund, Class R5	671,879	52,479	724,358	-	-	-	-	1,647,996
MassMutual Premier International Equity Fund, Class I	-	994,325	113,317	881,008	12,677,709	-	-	5,316
MassMutual Premier Money Market Fund, Class R5	-	489,575	1,136	488,439	488,439	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	1,148,260	360,628	768,626	740,262	7,772,748	-	-	(97,627)
MassMutual Premier Strategic Emerging Markets Fund, Class I	933,191	474,156	172,369	1,234,978	14,955,589	-	-	(645,427)
MassMutual Select Blue Chip Growth Fund, Class R5	807,264	58,823	866,087	-	-	-	-	3,799,504
MassMutual Select Blue Chip Growth Fund, Class I	-	1,092,933	133,513	959,420	17,039,299	-	-	46,691
MassMutual Select Diversified International Fund, Class R5	1,334,643	117,593	1,452,236	-	-	-	-	1,600,708
MassMutual Select Diversified International Fund, Class I	-	1,868,990	203,478	1,665,512	12,124,926	-	-	32,619
MassMutual Select Diversified Value Fund, Class R5	990,419	157,148	1,147,567	-	-	-	-	4,123,116

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares as of 12/31/13	Purchases	Sales	Number of Shares as of 09/30/14	Value as of 09/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2030 Fund (Continued)
MassMutual Select Diversified Value Fund, Class I	-	1,481,122	204,123	1,276,999	$18,503,714	$52,398	$-	$92,864
MassMutual Select Focused Value Fund, Class I	446,201	191,922	123,041	515,082	12,537,086	-	227,403	742,347
MassMutual Select Fundamental Growth Fund, Class R5	1,619,919	118,709	1,738,628	-	-	-	-	2,990,006
MassMutual Select Fundamental Growth Fund, Class I	-	2,192,150	246,122	1,946,028	17,066,669	-	159,667	25,978
MassMutual Select Fundamental Value Fund, Class I	1,123,894	350,732	406,834	1,067,792	15,184,008	2,380	260,937	1,501,874
MassMutual Select Growth Opportunities Fund, Class I	1,015,629	425,986	203,126	1,238,489	14,750,399	-	166,962	613,358
MassMutual Select Large Cap Value Fund, Class R5	1,003,194	181,617	1,184,811	-	-	-	-	256,882
MassMutual Select Large Cap Value Fund, Class I	-	1,611,450	193,886	1,417,564	13,551,908	12	245,371	42,716
MassMutual Select Mid Cap Growth Equity II Fund, Class I	475,386	183,336	99,863	558,859	10,601,564	-	144,455	371,852
MassMutual Select Mid-Cap Value Fund, Class I	722,034	251,900	135,796	838,138	12,664,268	4,449	-	602,274
MassMutual Select Overseas Fund, Class I	3,305,355	1,962,113	718,582	4,548,886	38,711,018	859,207	-	1,209,868
MassMutual Select Total Return Bond Fund, Class I	299,482	346,403	179,227	466,658	4,867,244	4,487	-	(7,664)
MassMutual Select Small Cap Growth Equity Fund, Class I	324,133	125,523	235,019	214,637	3,895,662	-	111,533	845,009
MassMutual Select Small Cap Value Equity Fund, Class R5	679,289	34,307	713,596	-	-	-	-	3,144,229
MassMutual Select Small Cap Value Equity Fund, Class I	-	839,012	136,839	702,173	10,118,315	-	-	(35,356)
MassMutual Select Small Company Growth Fund, Class R5	320,679	19,859	340,538	-	-	-	-	529,320
MassMutual Select Small Company Growth Fund, Class I	-	322,059	65,324	256,735	3,070,553	-	70,387	(31,821)
MassMutual Select Small Company Value Fund, Class I	184,253	46,648	99,943	130,958	2,054,738	-	23,860	242,923
MassMutual Select Strategic Bond Fund, Class R5	248,090	28,003	276,093	-	-	-	-	(18,603)
MassMutual Select Strategic Bond Fund, Class I	-	464,406	36,121	428,285	4,441,320	3,303	-	11,430
MM MSCI EAFE International Index Fund, Class I	2,253,036	710,324	355,744	2,607,616	34,629,147	3,974	30,861	1,013,469
MM Russell 2000 Small Cap Index Fund, Class I	879,089	294,407	240,811	932,685	11,500,003	-	268,012	623,947
MM S&P Mid Cap Index Fund, Class I	1,031,496	357,817	176,041	1,213,272	15,529,883	516	58,589	410,123
Oppenheimer Commodity Strategy Total Return Fund, Class I**	3,733,670	3,460,785	809,672	6,384,783	18,005,088	-	-	(28,607)
Oppenheimer Developing Markets Fund, Class I**	335,450	91,440	155,176	271,714	10,455,554	-	-	298,672
Oppenheimer Global Real Estate Fund, Class I**	684,633	523,891	121,456	1,087,068	11,414,217	100,226	-	31,671
Oppenheimer International Bond Fund, Class I**	1,581,124	806,350	502,857	1,884,617	11,307,705	259,323	-	(79,284)
Oppenheimer Real Estate Fund, Class I**	287,200	164,936	116,898	335,238	8,753,069	127,743	-	139,133

					$502,845,741	$1,549,168	$1,768,037	$39,092,071

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 09/30/14	Value as of 09/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2035 Fund
Babson Global Floating Rate Fund, Class Y*	-	52,330	12,499	39,831	$399,502	$9,041	$-	$(229)
MassMutual Premier Core Bond Fund, Class I	61,817	213,507	27,807	247,517	2,829,121	-	-	(2,947)
MassMutual Premier Disciplined Growth Fund, Class R5	116,672	37,500	154,172	-	-	-	-	5,865
MassMutual Premier Disciplined Growth Fund, Class I	-	360,814	26,210	334,604	4,309,704	-	-	15,788
MassMutual Premier Disciplined Value Fund, Class R5	93,946	30,582	124,528	-	-	-	-	225,571
MassMutual Premier Disciplined Value Fund, Class I	-	292,639	19,189	273,450	4,306,836	-	-	11,492
MassMutual Premier Focused International Fund, Class I	18,350	36,244	7,027	47,567	587,932	-	-	6,019
MassMutual Premier High Yield Fund, Class I	67,719	137,312	58,542	146,489	1,488,325	-	-	6,151
MassMutual Premier Inflation-Protected and Income Fund, Class I	37,084	117,520	14,619	139,985	1,478,245	-	-	(16,042)
MassMutual Premier International Equity Fund, Class R5	36,862	12,935	49,797	-	-	-	-	26,475
MassMutual Premier International Equity Fund, Class I	-	135,182	13,681	121,501	1,748,405	-	-	(1,098)
MassMutual Premier Money Market Fund, Class R5	-	59,964	5	59,959	59,959	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	51,729	75,492	48,174	79,047	829,998	-	-	(5,091)
MassMutual Premier Strategic Emerging Markets Fund, Class I	54,851	139,578	23,963	170,466	2,064,341	-	-	1,529
MassMutual Select Blue Chip Growth Fund, Class R5	47,692	15,744	63,436	-	-	-	-	107,221
MassMutual Select Blue Chip Growth Fund, Class I	-	149,504	8,678	140,826	2,501,070	-	-	4,940
MassMutual Select Diversified International Fund, Class R5	73,240	26,830	100,070	-	-	-	-	40,768
MassMutual Select Diversified International Fund, Class I	-	241,311	13,199	228,112	1,660,652	-	-	(200)
MassMutual Select Diversified Value Fund, Class R5	58,545	25,296	83,841	-	-	-	-	139,958
MassMutual Select Diversified Value Fund, Class I	-	204,292	15,827	188,465	2,730,855	7,232	-	7,995
MassMutual Select Focused Value Fund, Class I	24,182	53,984	8,685	69,481	1,691,168	-	28,695	30,364
MassMutual Select Fundamental Growth Fund, Class R5	95,738	32,009	127,747	-	-	-	-	101,261
MassMutual Select Fundamental Growth Fund, Class I	-	301,243	15,405	285,838	2,506,799	-	21,948	2,893
MassMutual Select Fundamental Value Fund, Class I	66,450	117,712	28,306	155,856	2,216,276	325	35,670	52,772
MassMutual Select Growth Opportunities Fund, Class I	60,010	137,148	15,467	181,691	2,163,936	-	22,918	42,461
MassMutual Select Large Cap Value Fund, Class R5	59,310	27,251	86,561	-	-	-	-	44,935
MassMutual Select Large Cap Value Fund, Class I	-	224,177	14,671	209,506	2,002,880	2	33,894	2,388
MassMutual Select Mid Cap Growth Equity II Fund, Class I	26,310	57,827	7,238	76,899	1,458,772	-	18,590	24,561
MassMutual Select Mid-Cap Value Fund, Class I	39,978	85,372	9,801	115,549	1,745,941	574	-	31,747

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 09/30/14	Value as of 09/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2035 Fund (Continued)
MassMutual Select Overseas Fund, Class I	181,420	543,975	110,717	614,678	$5,230,908	$109,111	$-	$141,350
MassMutual Select Total Return Bond Fund, Class I	13,682	50,311	12,446	51,547	537,632	456	-	(1,370)
MassMutual Select Small Cap Growth Equity Fund, Class I	18,552	33,237	20,522	31,267	567,499	-	15,100	10,673
MassMutual Select Small Cap Value Equity Fund, Class R5	36,840	11,383	48,223	-	-	-	-	105,221
MassMutual Select Small Cap Value Equity Fund, Class I	-	107,121	9,191	97,930	1,411,173	-	-	(2,848)
MassMutual Select Small Company Growth Fund, Class R5	18,419	6,279	24,698	-	-	-	-	2,547
MassMutual Select Small Company Growth Fund, Class I	-	38,729	4,040	34,689	414,879	-	8,926	(1,505)
MassMutual Select Small Company Value Fund, Class I	9,642	16,127	7,128	18,641	292,477	-	3,163	1,676
MassMutual Select Strategic Bond Fund, Class R5	11,313	4,553	15,866	-	-	-	-	(1,315)
MassMutual Select Strategic Bond Fund, Class I	-	48,365	2,025	46,340	480,550	343	-	635
MM MSCI EAFE International Index Fund, Class I	123,686	265,159	30,310	358,535	4,761,339	510	3,961	61,518
MM Russell 2000 Small Cap Index Fund, Class I	49,860	99,409	19,302	129,967	1,602,492	-	34,899	30,272
MM S&P Mid Cap Index Fund, Class I	57,108	123,721	13,805	167,024	2,137,903	66	7,542	22,205
Oppenheimer Commodity Strategy Total Return Fund, Class I**	201,601	722,476	64,721	859,356	2,423,384	-	-	(8,508)
Oppenheimer Developing Markets Fund, Class I**	17,248	28,972	10,353	35,867	1,380,174	-	-	25,226
Oppenheimer Global Real Estate Fund, Class I**	35,442	118,562	9,674	144,330	1,515,467	10,610	-	3,696
Oppenheimer International Bond Fund, Class I**	78,099	166,390	37,182	207,307	1,243,843	18,645	-	(4,565)
Oppenheimer Real Estate Fund, Class I**	16,129	41,351	11,357	46,123	1,204,272	13,419	-	26,221

					$65,984,709	$170,334	$235,306	$1,318,676

RetireSMART 2040 Fund
Babson Global Floating Rate Fund, Class Y*	-	197,832	11,698	186,134	$1,866,923	$51,507	$-	$(505)
MassMutual Premier Core Bond Fund, Class I	758,046	532,721	184,352	1,106,415	12,646,319	-	-	(30,659)
MassMutual Premier Disciplined Growth Fund, Class R5	1,316,429	84,943	1,401,372	-	-	-	-	1,900,612
MassMutual Premier Disciplined Growth Fund, Class I	-	1,650,345	208,805	1,441,540	18,567,039	-	-	102,973
MassMutual Premier Disciplined Value Fund, Class R5	1,059,808	69,402	1,129,210	-	-	-	-	4,491,064
MassMutual Premier Disciplined Value Fund, Class I	-	1,344,184	165,002	1,179,182	18,572,120	-	-	95,013
MassMutual Premier Focused International Fund, Class I	225,627	50,144	43,868	231,903	2,866,324	-	-	94,577
MassMutual Premier High Yield Fund, Class I	712,003	205,648	368,147	549,504	5,582,963	-	-	100,281
MassMutual Premier Inflation-Protected and Income Fund, Class I	358,205	280,982	107,818	531,369	5,611,252	-	-	(185,314)
MassMutual Premier International Equity Fund, Class R5	453,382	41,906	495,288	-	-	-	-	1,109,139

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 09/30/14	Value as of 09/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2040 Fund (Continued)
MassMutual Premier International Equity Fund, Class I	-	632,216	64,803	567,413	$8,165,070	$-	$-	$4,143
MassMutual Premier Money Market Fund, Class R5	-	299,852	647	299,205	299,205	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	600,570	185,639	436,408	349,801	3,672,916	-	-	(42,519)
MassMutual Premier Strategic Emerging Markets Fund, Class I	629,594	274,340	104,504	799,430	9,681,099	-	-	(395,060)
MassMutual Select Blue Chip Growth Fund, Class R5	630,132	48,616	678,748	-	-	-	-	2,768,781
MassMutual Select Blue Chip Growth Fund, Class I	-	803,521	94,707	708,814	12,588,532	-	-	33,300
MassMutual Select Diversified International Fund, Class R5	902,188	89,570	991,758	-	-	-	-	1,169,953
MassMutual Select Diversified International Fund Class I	-	1,200,147	127,813	1,072,334	7,806,594	-	-	21,325
MassMutual Select Diversified Value Fund, Class R5	773,141	119,919	893,060	-	-	-	-	3,184,854
MassMutual Select Diversified Value Fund, Class I	-	1,088,082	144,989	943,093	13,665,411	38,749	-	66,067
MassMutual Select Focused Value Fund, Class I	294,104	104,902	76,732	322,274	7,844,144	-	142,494	455,886
MassMutual Select Fundamental Growth Fund, Class R5	1,264,521	101,489	1,366,010	-	-	-	-	2,281,568
MassMutual Select Fundamental Growth Fund, Class I	-	1,607,974	170,295	1,437,679	12,608,444	-	118,130	18,714
MassMutual Select Fundamental Value Fund, Class I	877,343	223,682	311,700	789,325	11,224,195	1,762	193,192	1,167,625
MassMutual Select Growth Opportunities Fund, Class I	792,789	269,136	146,756	915,169	10,899,666	-	123,564	444,862
MassMutual Select Large Cap Value Fund, Class R5	783,140	138,502	921,642	-	-	-	-	240,020
MassMutual Select Large Cap Value Fund, Class I	-	1,183,272	136,318	1,046,954	10,008,879	9	181,449	30,835
MassMutual Select Mid Cap Growth Equity II Fund, Class I	326,665	101,951	64,149	364,467	6,913,933	-	94,357	272,353
MassMutual Select Mid-Cap Value Fund, Class I	496,172	134,937	84,528	546,581	8,258,846	2,906	-	376,021
MassMutual Select Overseas Fund, Class I	2,230,600	1,091,800	396,460	2,925,940	24,899,747	550,776	-	680,640
MassMutual Select Total Return Bond Fund, Class I	160,556	152,882	79,041	234,397	2,444,762	2,217	-	(17,030)
MassMutual Select Small Cap Growth Equity Fund, Class I	227,858	74,718	160,003	142,573	2,587,703	-	74,102	581,425
MassMutual Select Small Cap Value Equity Fund, Class R5	471,391	27,067	498,458	-	-	-	-	2,148,773
MassMutual Select Small Cap Value Equity Fund, Class I	-	556,948	89,124	467,824	6,741,341	-	-	(19,910)
MassMutual Select Small Company Growth Fund, Class R5	225,521	15,775	241,296	-	-	-	-	369,122
MassMutual Select Small Company Growth Fund, Class I	-	218,058	46,588	171,470	2,050,779	-	47,116	(23,142)
MassMutual Select Small Company Value Fund, Class I	126,831	25,509	65,161	87,179	1,367,844	-	15,894	163,748
MassMutual Select Strategic Bond Fund, Class R5	132,997	19,604	152,601	-	-	-	-	(16,416)
MassMutual Select Strategic Bond Fund, Class I	-	231,370	19,965	211,405	2,192,268	1,672	-	5,802

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 09/30/14	Value as of 09/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2040 Fund (Continued)
MM MSCI EAFE International Index Fund, Class I	1,519,567	392,564	233,694	1,678,437	$22,289,648	$2,561	$19,884	$660,767
MM Russell 2000 Small Cap Index Fund, Class I	616,312	164,678	159,597	621,393	7,661,777	-	178,849	419,529
MM S&P Mid Cap Index Fund, Class I	708,833	192,746	110,290	791,289	10,128,505	336	38,272	258,051
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,404,436	1,967,474	503,751	3,868,159	10,908,208	-	-	(22,011)
Oppenheimer Developing Markets Fund, Class I**	225,876	68,370	115,169	179,077	6,890,900	-	-	245,283
Oppenheimer Global Real Estate Fund, Class I**	449,146	296,941	75,624	670,463	7,039,860	62,588	-	19,249
Oppenheimer International Bond Fund, Class I**	840,262	336,268	271,592	904,938	5,429,626	131,116	-	(49,852)
Oppenheimer Real Estate Fund, Class I**	189,922	87,107	70,823	206,206	5,384,043	79,638	-	82,519

					$307,366,885	$925,837	$1,227,303	$25,262,456

RetireSMART 2045 Fund
Babson Global Floating Rate Fund, Class Y*	-	12,474	3,153	9,321	$93,494	$2,022	$-	$(36)
MassMutual Premier Core Bond Fund, Class I	14,415	64,223	7,010	71,628	818,703	-	-	(1,532)
MassMutual Premier Disciplined Growth Fund, Class R5	54,166	20,262	74,428	-	-	-	-	10,424
MassMutual Premier Disciplined Growth Fund, Class I	-	174,425	10,322	164,103	2,113,646	-	-	6,441
MassMutual Premier Disciplined Value Fund, Class R5	43,619	16,523	60,142	-	-	-	-	112,194
MassMutual Premier Disciplined Value Fund, Class I	-	142,048	7,860	134,188	2,113,459	-	-	5,314
MassMutual Premier Focused International Fund, Class I	9,832	20,928	2,833	27,927	345,176	-	-	2,742
MassMutual Premier High Yield Fund, Class I	12,588	31,416	13,343	30,661	311,514	-	-	1,896
MassMutual Premier Inflation-Protected and Income Fund, Class I	6,116	27,728	3,312	30,532	322,419	-	-	(2,685)
MassMutual Premier International Equity Fund, Class R5	19,756	8,050	27,806	-	-	-	-	17,414
MassMutual Premier International Equity Fund, Class I	-	76,017	6,341	69,676	1,002,639	-	-	91
MassMutual Premier Money Market Fund, Class R5	-	30,922	102	30,820	30,820	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	11,671	23,915	14,554	21,032	220,834	-	-	(855)
MassMutual Premier Strategic Emerging Markets Fund, Class I	28,744	80,149	11,291	97,602	1,181,957	-	-	(371)
MassMutual Select Blue Chip Growth Fund, Class R5	28,552	11,023	39,575	-	-	-	-	69,180
MassMutual Select Blue Chip Growth Fund, Class I	-	95,310	4,536	90,774	1,612,155	-	-	2,445
MassMutual Select Diversified International Fund, Class R5	39,334	16,595	55,929	-	-	-	-	23,864
MassMutual Select Diversified International Fund, Class I	-	136,716	5,259	131,457	957,006	-	-	525
MassMutual Select Diversified Value Fund, Class R5	35,056	16,856	51,912	-	-	-	-	89,307
MassMutual Select Diversified Value Fund, Class I	-	130,519	8,931	121,588	1,761,807	4,578	-	4,951

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 09/30/14	Value as of 09/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2045 Fund (Continued)
MassMutual Select Focused Value Fund, Class I	12,716	30,303	4,039	38,980	$948,780	$-	$15,824	$16,615
MassMutual Select Fundamental Growth Fund, Class R5	57,330	22,372	79,702	-	-	-	-	65,870
MassMutual Select Fundamental Growth Fund, Class I	-	192,109	7,824	184,285	1,616,178	-	13,909	1,572
MassMutual Select Fundamental Value Fund, Class I	39,799	76,258	15,443	100,614	1,430,735	207	22,668	33,569
MassMutual Select Growth Opportunities Fund, Class I	35,933	88,722	7,514	117,141	1,395,154	-	14,528	21,026
MassMutual Select Large Cap Value Fund, Class R5	35,527	17,985	53,512	-	-	-	-	32,812
MassMutual Select Large Cap Value Fund, Class I	-	143,268	8,059	135,209	1,292,599	-	21,452	1,816
MassMutual Select Mid Cap Growth Equity II Fund, Class I	14,304	33,464	3,019	44,749	848,894	-	10,640	10,976
MassMutual Select Mid-Cap Value Fund, Class I	21,739	49,834	4,312	67,261	1,016,310	328	-	15,846
MassMutual Select Overseas Fund, Class I	97,242	305,636	48,917	353,961	3,012,207	61,443	-	74,362
MassMutual Select Total Return Bond Fund, Class I	3,136	14,755	2,704	15,187	158,399	130	-	(216)
MassMutual Select Small Cap Growth Equity Fund, Class I	10,205	19,400	11,072	18,533	336,382	-	8,678	8,786
MassMutual Select Small Cap Value Equity Fund, Class R5	20,311	7,326	27,637	-	-	-	-	61,461
MassMutual Select Small Cap Value Equity Fund, Class I	-	62,405	4,335	58,070	836,786	-	-	(1,576)
MassMutual Select Small Company Growth Fund, Class R5	10,134	4,043	14,177	-	-	-	-	2,919
MassMutual Select Small Company Growth Fund, Class I	-	22,677	2,085	20,592	246,282	-	5,258	(870)
MassMutual Select Small Company Value Fund, Class I	5,322	9,682	3,870	11,134	174,691	-	1,840	1,708
MassMutual Select Strategic Bond Fund, Class R5	2,601	1,455	4,056	-	-	-	-	(135)
MassMutual Select Strategic Bond Fund, Class I	-	13,984	517	13,467	139,650	101	-	109
MM MSCI EAFE International Index Fund, Class I	66,251	150,182	9,909	206,524	2,742,642	288	2,238	25,126
MM Russell 2000 Small Cap Index Fund, Class I	27,437	58,473	8,848	77,062	950,172	-	20,345	16,298
MM S&P Mid Cap Index Fund, Class I	31,059	71,260	5,112	97,207	1,244,247	38	4,317	10,163
Oppenheimer Commodity Strategy Total Return Fund, Class I**	103,863	388,841	22,449	470,255	1,326,119	-	-	(2,960)
Oppenheimer Developing Markets Fund, Class I**	9,439	16,104	4,100	21,443	825,140	-	-	7,505
Oppenheimer Global Real Estate Fund, Class I**	18,632	64,660	3,275	80,017	840,183	5,899	-	308
Oppenheimer International Bond Fund, Class I**	17,790	47,608	6,957	58,441	350,646	4,945	-	(1,167)
Oppenheimer Real Estate Fund, Class I**	8,493	23,046	6,021	25,518	666,262	7,411	-	12,120

					$35,284,087	$87,390	$141,697	$755,352

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 09/30/14	Value as of 09/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2050 Fund
Babson Global Floating Rate Fund, Class Y*	-	27,913	5,336	22,577	$226,451	$6,378	$-	$(137)
MassMutual Premier Core Bond Fund, Class I	92,014	136,333	71,953	156,394	1,787,579	-	-	(14,534)
MassMutual Premier Disciplined Growth Fund, Class R5	405,364	41,184	446,548	-	-	-	-	248,124
MassMutual Premier Disciplined Growth Fund, Class I	-	599,980	107,163	492,817	6,347,481	-	-	53,534
MassMutual Premier Disciplined Value Fund, Class R5	326,414	33,691	360,105	-	-	-	-	1,030,769
MassMutual Premier Disciplined Value Fund, Class I	-	489,033	85,905	403,128	6,349,267	-	-	51,692
MassMutual Premier Focused International Fund, Class I	73,559	33,456	21,778	85,237	1,053,529	-	-	39,339
MassMutual Premier High Yield Fund, Class I	82,166	40,396	62,501	60,061	610,216	-	-	9,669
MassMutual Premier Inflation-Protected and Income Fund, Class I	40,662	54,897	26,920	68,639	724,832	-	-	(18,747)
MassMutual Premier International Equity Fund, Class R5	147,740	19,713	167,453	-	-	-	-	213,161
MassMutual Premier International Equity Fund, Class I	-	248,756	40,347	208,409	2,999,004	-	-	3,122
MassMutual Premier Money Market Fund, Class R5	-	98,479	344	98,135	98,135	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	75,196	56,290	88,719	42,767	449,053	-	-	(5,923)
MassMutual Premier Strategic Emerging Markets Fund, Class I	209,408	149,185	65,588	293,005	3,548,288	-	-	55,617
MassMutual Select Blue Chip Growth Fund, Class R5	213,749	24,893	238,642	-	-	-	-	662,232
MassMutual Select Blue Chip Growth Fund, Class I	-	327,071	54,128	272,943	4,847,459	-	-	22,141
MassMutual Select Diversified International Fund, Class R5	294,786	40,898	335,684	-	-	-	-	275,381
MassMutual Select Diversified International Fund, Class I	-	467,853	73,750	394,103	2,869,073	-	-	14,142
MassMutual Select Diversified Value Fund, Class R5	262,366	50,913	313,279	-	-	-	-	812,117
MassMutual Select Diversified Value Fund, Class I	-	443,621	79,875	363,746	5,270,679	14,690	-	37,732
MassMutual Select Focused Value Fund, Class I	95,139	56,304	34,383	117,060	2,849,244	-	50,904	172,124
MassMutual Select Fundamental Growth Fund, Class R5	429,058	51,237	480,295	-	-	-	-	606,281
MassMutual Select Fundamental Growth Fund, Class I	-	655,388	101,632	553,756	4,856,440	-	44,751	13,585
MassMutual Select Fundamental Value Fund, Class I	297,754	134,271	128,459	303,566	4,316,711	667	73,118	389,456
MassMutual Select Growth Opportunities Fund, Class I	269,039	160,355	77,056	352,338	4,196,345	-	46,796	238,782
MassMutual Select Large Cap Value Fund, Class R5	265,806	57,132	322,938	-	-	-	-	139,898
MassMutual Select Large Cap Value Fund, Class I	-	482,851	78,873	403,978	3,862,034	3	68,800	18,982
MassMutual Select Mid Cap Growth Equity II Fund, Class I	107,033	59,026	31,565	134,494	2,551,352	-	34,246	122,818
MassMutual Select Mid-Cap Value Fund, Class I	162,608	83,102	43,901	201,809	3,049,329	1,055	-	198,997

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 09/30/14	Value as of 09/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2050 Fund (Continued)
MassMutual Select Overseas Fund, Class I	727,265	600,685	259,367	1,068,583	$9,093,643	$197,745	$-	$651,374
MassMutual Select Total Return Bond Fund, Class I	20,235	25,889	13,360	32,764	341,734	302	-	(2,878)
MassMutual Select Small Cap Growth Equity Fund, Class I	75,628	38,408	60,358	53,678	974,260	-	27,301	132,482
MassMutual Select Small Cap Value Equity Fund, Class R5	153,874	15,043	168,917	-	-	-	-	556,477
MassMutual Select Small Cap Value Equity Fund, Class I	-	217,341	43,244	174,097	2,508,741	-	-	(6,964)
MassMutual Select Small Company Growth Fund, Class R5	74,948	8,194	83,142	-	-	-	-	66,870
MassMutual Select Small Company Growth Fund, Class I	-	82,726	19,437	63,289	756,932	-	17,157	(8,655)
MassMutual Select Small Company Value Fund, Class I	40,976	15,998	24,293	32,681	512,771	-	5,839	37,463
MassMutual Select Strategic Bond Fund, Class R5	16,766	2,854	19,620	-	-	-	-	(1,119)
MassMutual Select Strategic Bond Fund, Class I	-	35,771	5,483	30,288	314,087	241	-	1,378
MM MSCI EAFE International Index Fund, Class I	495,119	248,017	125,721	617,415	8,199,267	926	7,187	353,982
MM Russell 2000 Small Cap Index Fund, Class I	203,775	99,404	71,989	231,190	2,850,568	-	65,433	202,683
MM S&P Mid Cap Index Fund, Class I	232,336	119,514	59,873	291,977	3,737,312	122	13,890	146,591
Oppenheimer Commodity Strategy Total Return Fund, Class I**	773,281	910,674	289,665	1,394,290	3,931,897	-	-	(10,871)
Oppenheimer Developing Markets Fund, Class I**	72,315	28,901	35,108	66,108	2,543,850	-	-	85,368
Oppenheimer Global Real Estate Fund, Class I**	142,854	142,112	43,376	241,590	2,536,697	22,214	-	18,903
Oppenheimer International Bond Fund, Class I**	112,290	68,240	55,122	125,408	752,449	17,258	-	(3,575)
Oppenheimer Real Estate Fund, Class I**	62,398	44,552	31,976	74,974	1,957,577	28,338	-	39,429

					$103,874,286	$289,939	$455,422	$7,649,292

RetireSMART 2055 Fund
Babson Global Floating Rate Fund, Class Y*	-	633	37	596	$5,977	$133	$-	$(1)
MassMutual Premier Core Bond Fund, Class I	1,313	5,391	650	6,054	69,195	-	-	46
MassMutual Premier Disciplined Growth Fund, Class R5	5,499	2,685	8,184	-	-	-	-	(3,126)
MassMutual Premier Disciplined Growth Fund, Class I	-	20,021	1,043	18,978	244,433	-	-	663
MassMutual Premier Disciplined Value Fund, Class R5	4,427	2,163	6,590	-	-	-	-	7,201
MassMutual Premier Disciplined Value Fund, Class I	-	16,312	791	15,521	244,450	-	-	502
MassMutual Premier Focused International Fund, Class I	999	2,648	206	3,441	42,526	-	-	54
MassMutual Premier High Yield Fund, Class I	1,123	2,736	1,166	2,693	27,356	-	-	150
MassMutual Premier Inflation-Protected and Income Fund, Class I	552	2,285	295	2,542	26,843	-	-	(98)
MassMutual Premier International Equity Fund, Class R5	2,004	1,056	3,060	-	-	-	-	(322)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 09/30/14	Value as of 09/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2055 Fund (Continued)
MassMutual Premier International Equity Fund, Class I	-	8,272	367	7,905	$113,753	$-	$-	$(113)
MassMutual Premier Money Market Fund, Class R5	-	2,747	35	2,712	2,712	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	1,015	2,189	1,475	1,729	18,159	-	-	(75)
MassMutual Premier Strategic Emerging Markets Fund, Class I	2,719	8,181	406	10,494	127,083	-	-	122
MassMutual Select Blue Chip Growth Fund, Class R5	2,897	1,467	4,364	-	-	-	-	3,718
MassMutual Select Blue Chip Growth Fund, Class I	-	10,923	448	10,475	186,033	-	-	260
MassMutual Select Diversified International Fund, Class R5	3,989	2,180	6,169	-	-	-	-	972
MassMutual Select Diversified International Fund, Class I	-	15,802	561	15,241	110,955	-	-	(23)
MassMutual Select Diversified Value Fund, Class R5	3,559	2,072	5,631	-	-	-	-	5,667
MassMutual Select Diversified Value Fund, Class I	-	15,036	845	14,191	205,631	448	-	447
MassMutual Select Focused Value Fund, Class I	1,292	3,579	366	4,505	109,651	-	1,545	(14)
MassMutual Select Fundamental Growth Fund, Class R5	5,820	2,938	8,758	-	-	-	-	3,645
MassMutual Select Fundamental Growth Fund, Class I	-	22,088	780	21,308	186,874	-	1,357	149
MassMutual Select Fundamental Value Fund, Class I	4,036	9,124	1,641	11,519	163,803	20	2,204	(3)
MassMutual Select Growth Opportunities Fund, Class I	3,648	10,525	676	13,497	160,747	-	1,417	699
MassMutual Select Large Cap Value Fund, Class R5	3,600	2,208	5,808	-	-	-	-	1,309
MassMutual Select Large Cap Value Fund, Class I	-	16,602	767	15,835	151,382	-	2,101	96
MassMutual Select Mid Cap Growth Equity II Fund, Class I	1,452	3,990	282	5,160	97,895	-	1,037	103
MassMutual Select Mid-Cap Value Fund, Class I	2,207	5,977	395	7,789	117,687	32	-	641
MassMutual Select Overseas Fund, Class I	9,855	33,039	2,582	40,312	343,055	5,979	-	1,267
MassMutual Select Total Return Bond Fund, Class I	275	1,192	204	1,263	13,178	9	-	31
MassMutual Select Small Cap Growth Equity Fund, Class I	1,018	2,345	1,051	2,312	41,971	-	868	(1,013)
MassMutual Select Small Cap Value Equity Fund, Class R5	2,105	917	3,022	-	-	-	-	4,480
MassMutual Select Small Cap Value Equity Fund, Class I	-	7,234	500	6,734	97,042	-	-	(280)
MassMutual Select Small Company Growth Fund, Class R5	1,004	543	1,547	-	-	-	-	(540)
MassMutual Select Small Company Growth Fund, Class I	-	2,492	238	2,254	26,964	-	505	(122)
MassMutual Select Small Company Value Fund, Class I	566	1,173	388	1,351	21,190	-	182	(35)
MassMutual Select Strategic Bond Fund, Class R5	232	124	356	-	-	-	-	13
MassMutual Select Strategic Bond Fund, Class I	-	1,141	49	1,092	11,323	7	-	9
MM MSCI EAFE International Index Fund, Class I	6,709	18,353	957	24,105	320,119	28	219	207

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 09/30/14	Value as of 09/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2055 Fund (Continued)
MM Russell 2000 Small Cap Index Fund, Class I	2,750	7,017	866	8,901	$109,755	$-	$1,983	$(408)
MM S&P Mid Cap Index Fund, Class I	3,145	8,542	486	11,201	143,372	3	421	(232)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	10,459	47,842	2,222	56,079	158,143	-	-	(52)
Oppenheimer Developing Markets Fund, Class I**	1,016	2,154	598	2,572	98,981	-	-	391
Oppenheimer Global Real Estate Fund, Class I**	1,979	7,470	337	9,112	95,678	615	-	263
Oppenheimer International Bond Fund, Class I**	1,331	4,155	456	5,030	30,179	374	-	14
Oppenheimer Real Estate Fund, Class I**	831	2,773	526	3,078	80,360	770	-	1,872

					$4,004,455	$8,418	$13,839	$28,534

*	Fund advised by Babson Capital Management LLC.
**	Fund advised by OFI Global Asset Management, Inc.
†	Amount is less than $0.50.

5.	New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Notes to Portfolio of Investments (Unaudited) (Continued)

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to September 30, 2014, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments other than those disclosed below.

Effective October 27, 2014, the PIMCO Total Return Fund’s name changed to Total Return Bond Fund and Metropolitan West Asset Management, LLC replaced Pacific Investment Management Company LLC as subadviser to the Fund. The name and subadviser change impacted several principal investment risks and strategies of the Fund.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934
(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by
Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	11/24/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	11/24/2014

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/24/2014